                                                              File Nos. 33-47216
                                                                        811-6632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 34


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 79

                    COMMONWEALTH SELECT SEPARATE ACCOUNT OF

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office

Jon-Luc Dupuy, Vice President, Assistant General Counsel and Assistant Corporate
                                  Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408
               (Name and Address of Agent for Service of Process)

                It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

        |X| on April 30, 2008 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a) (1) of Rule 485 |_| on (date) pursuant to paragraph (a) (1) of Rule 485
        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2007 and was filed on or before March 30, 2008.
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            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUSES
-----------------   -----------------------

1                   Cover Page

2                   Special Terms

3                   Summary of Fees and Expenses; Summary of Contract Features

4                   Condensed Financial Information; Performance Information

5 Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6                   Charges and Deductions

7                   Description of the Contract

8                   Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Payout Options; Annuity Benefit Payments

9                   Death Benefit

10                  Payments; Computation of Values;  Distribution

11                  Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12                  Federal Tax Considerations

13                  Legal Matters

14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------    ----------------------------------------------

15                  Cover Page

16                  Table of Contents

17                  General Information and History

18                  Services

19                  Underwriters

20                  Performance Information

21                  Annuity Benefit Payments

22                  Financial Statements
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                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Commonwealth Select Resource II variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. This Prospectus also includes important information about the Commonwealth Select Resource I contract. See Appendix D. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated April 30, 2008 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Commonwealth Select Customer Service at 1-800-366-1492. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Commonwealth Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE  TRUST
(SERVICE SHARES)

Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Structured U.S. Equity Fund
Goldman Sachs VIT Strategic International Equity Fund


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES
FUND, INC. (CLASS B)

AllianceBernstein VPS Global Technology Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENTS  VIT FUNDS

DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              DATED APRIL 30, 2008


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FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth SerieS
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

In most jurisdictions, values may be allocated to the Fixed Account which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. The Guarantee Period Accounts, additional investment options available in most jurisdictions, offer fixed rates of interest for specified periods ranging from 3 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

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                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   7
SUMMARY OF CONTRACT FEATURES                                                  11
DESCRIPTION OF THE COMPANY, THE VARIABLE
   ACCCOUNT AND THE UNDERLYING FUNDS                                          16
INVESTMENT OBJECTIVES AND POLICIES                                            17
PERFORMANCE INFORMATION                                                       23
DESCRIPTION OF THE CONTRACT                                                   25
   DISRUPTIVE TRADING                                                         25
   PAYMENTS                                                                   26
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                              27
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                        27
   TELEPHONE TRANSACTIONS PRIVILEGE                                           27
   TRANSFER PRIVILEGE                                                         28
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS              28
   SURRENDER                                                                  29
   WITHDRAWALS                                                                30
   DEATH BENEFIT                                                              31
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                     32
   OPTIONAL ENHANCED EARNINGS RIDER                                           33
   ASSIGNMENT                                                                 35
   ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE                          35
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                             36
   ANNUITY BENEFIT PAYMENTS                                                   37
   NORRIS DECISION                                                            38
   COMPUTATION OF VALUES                                                      38
CHARGES AND DEDUCTIONS                                                        40
   VARIABLE ACCOUNT DEDUCTIONS                                                40
   CONTRACT FEE                                                               41
   OPTIONAL RIDER CHARGES                                                     41
   PREMIUM TAXES                                                              41
   SURRENDER CHARGE                                                           42
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                 43
   TRANSFER CHARGE                                                            45
GUARANTEE PERIOD ACCOUNTS                                                     46
FEDERAL TAX CONSIDERATIONS                                                    48
   GENERAL                                                                    48
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                      49
   TAXATION OF THE CONTRACT                                                   49
   TAX WITHHOLDING                                                            52
   OTHER TAX ISSUES                                                           52
   PROVISIONS APPLICABLE  ONLY TO  TAX QUALIFIED PLANS                        53
STATEMENTS AND REPORTS                                                        54
LOANS (QUALIFIED CONTRACTS ONLY)                                              54
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     57
VOTING RIGHTS                                                                 57
DISTRIBUTION                                                                  57
LEGAL MATTERS                                                                 57
FURTHER INFORMATION                                                           58

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APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              B-1
APPENDIX C -- THE DEATH BENEFIT                                              C-1
APPENDIX D -- DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I
   CONTRACT                                                                  D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION                                E-1

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       10
FINANCIAL STATEMENTS                                                         F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, telephone 1-800-366-1492.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.


UNDERLYING FUND (OR FUNDS): certain investment portfolios of Goldman Sachs Variable Insurance Trust "Goldman Sachs VIT"), AIM Variable Insurance Funds ("AIM"), AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein VPS"), Eaton Vance Variable Trust ("EVVT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R) Variable Insurance TrustSM (the "MFS(R) Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), DWS Scudder Investment VIT Funds ("DWS Scudder VIT"), DWS Variable Series II ("DVS"), T. Rowe Price International Series, Inc. ("T. Rowe Price").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VARIABLE ACCOUNT: Commonwealth Select Separate Account, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

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                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Commonwealth Annuity Select Resource II Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I

                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                   MAXIMUM CHARGE
SURRENDER CHARGE(1):
(as a percentage of payments withdrawn)                6.5%

TRANSFER CHARGE(2):                       $0 on the first 12 transfers in a
                                          Contract year. Up to $25 for
                                          subsequent transfers.

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 6.5% to 1.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

 YEARS MEASURED FROM DATE OF
           PAYMENT             CHARGE
 ---------------------------   ------
         Less than 1            6.5%
         Less than 2            6.0%
         Less than 3            5.0%
         Less than 4            4.0%
         Less than 5            3.0%
         Less than 6            2.0%
         Less than 7            1.0%
          Thereafter            0.0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

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                                    TABLE II

         PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING FUND.

ANNUAL CONTRACT FEE(1):                                 $  30
ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average
   daily net assets)
   Mortality and Expense Risk Charge:                    1.25%
   Administrative Expense Charge:                        0.15%
                                                        -----
Total Annual Expenses:                                   1.40%
OPTIONAL RIDER CHARGES:
The charge on an annual basis as a percentage
   of the Accumulated Value is:
   Enhanced Earnings Rider                               0.25%
   Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a ten-year waiting period:(2)           0.25%
   Optional Minimum Guaranteed Annuity Payout (M-GAP)
      Rider with a fifteen-year waiting period:(2)       0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the following riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

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                                    TABLE III

             TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING FUNDS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUNDS' FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING FUNDS.

                         ANNUAL FUND OPERATING EXPENSES


TOTAL ANNUAL FUND OPERATING EXPENSES             MINIMUM                     MAXIMUM
------------------------------------  ----------------------------  ---------------------------
Expenses that are deducted from Fund  Annual charge of 0.50%(1)(2)  Annual charge of 1.88%
assets, including management fees,    of average daily net assets   of average daily net assets
distribution and/or service
(12b-1) fees and other expenses.



(1) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(2) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the 0.47%.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2007 as adjusted for any material changes. The Underlying Fund information is based on information provided by the Underlying Funds and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING FUND FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

NOTE: SEE APPENDIX D FOR EXPENSE EXAMPLES FOR SELECT RESOURCE I CONTRACTS (FORM A3020-92).

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MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.25% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total
   operating expenses          $976    $1,633     $2,253    $4,053


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total
   operating expenses          $384     $1,166    $1,967    $4,053


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total
   operating expenses          $800     $1,102    $1,347    $2,264


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total
operating expenses             $197     $609     $1,047     $2,264

                          SUMMARY OF CONTRACT FEATURES

         WHAT IS THE COMMONWEALTH SELECT RESOURCE II VARIABLE ANNUITY?

The Commonwealth Select Resource II variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    a customized investment portfolio;

     -    experienced professional investment advisers;

     -    tax deferral on earnings;

     -    guarantees that can protect your family during the accumulation phase;
          and

     -    income payments that you can receive for life.

I HAVE THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT -- ARE THERE ANY DIFFERENCES?

Yes. If your Contract is issued on Form No. A3020-92 ("Commonwealth Annuity Select Resource I"), it is basically similar to the Contract described in this Prospectus ("Commonwealth Annuity Select Resource II") except as specifically indicated in APPENDIX D -- DIFFERENCES UNDER THE COMMONWEALTH ANNUITY RESOURCE I CONTRACT. The form number is located in the bottom left-hand corner of your Contract pages and may include some numbers or letters in addition to A3020-92 in order to identify state variations.

WHAT HAPPENS IN THE ACCUMULATION PHASE?


The Contract has two phases, an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the combination of portfolios of securities ("Underlying Funds") (up to seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, may be utilized at any one time) and, in most jurisdictions, the Guarantee Period Accounts and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

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     -    periodic payments over a specified number of years (1 to 30) - under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a commutable option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject only to a $5,000 minimum for your initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount may be permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the Goldman Sachs VIT Money Market Fund), the Guarantee Period Accounts, and the Fixed Account. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to eight Guarantee Periods ranging from three to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.


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CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Fund, are utilized at any one time. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 10% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other nonnatural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" in the CHARGES AND DEDUCTION section.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

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The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment. If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT"

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from your Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender your Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 6.5% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described under "PREMIUM TAXES."

The Company will deduct on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Fund. The Funds will incur certain management fees and expenses which are described in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires, or if the Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers of Accumulated Value among your current investments without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCCOUNT
                            AND THE UNDERLYING FUNDS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity ").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company, which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2007, Commonwealth Annuity had $10 billion in assets and $12 billion of life insurance in force.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

COMMONWEALTH SELECT SEPARATE ACCOUNT. The Company maintains a separate account called the Commonwealth Select Separate Account (the "Variable Account"). The Variable Account was authorized by vote of the Board of Directors of the Company on March 5, 1992. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Account by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contract are set aside in Sub-Accounts kept separate from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying funds which are not available to the contracts described in this Prospectus.

UNDERLYING FUNDS. Each Sub-Account invests in a corresponding investment portfolio ("Underling Fund") of an open-end management investment company. The Underlying Funds available through this Contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Funds may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Funds is set forth below. Certain Underlying Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Fund prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Funds can be achieved. In some states, insurance regulations may restrict the availability of particular Funds.

                       INVESTMENT OBJECTIVES AND POLICIES


A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING FUNDS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.


There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

GOLDMAN SACHS VARIABLE SACHS VARIABLE INSURANCE TRUST (SERVICE SHARES)

ADVISER:  GOLDMAN SACHS ASSET MANAGEMENT, L.P.


ADVISER: GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL - GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND

GOLDMAN SACHS VIT CAPITAL GROWTH FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT CORE FIXED INCOME FUND - seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

GOLDMAN SACHS VIT EQUITY INDEX FUND - seeks to achieve investment results that correspond to the aggregate price and yield performance of a benchmark index that measures the investment returns of large capitalization stocks. The sub-adviser is SSgA Funds Management, Inc.

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND - seeks a high level of current income, consistent with safety of principal.

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND - seeks long-term growth of capital.

GOLDMAN SACHS VIT MID CAP VALUE FUND - seeks long-term capital appreciation.

GOLDMAN SACHS VIT MONEY MARKET FUND - The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Money Market Fund pursues its investment objective by investing in U.S. Government Securities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar denominated obligations of foreign banks, foreign companies and foreign governments.

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND - seeks long-term capital appreciation. The Fund seeks this objective by investing in the stocks of leading companies within developed and emerging countries around the world, outside the U.S.

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)


ADVISER:  INVESCO AIM ADVISORS, INC.

AIM V.I. CAPITAL APPRECIATION FUND -- The fund's investment objective is growth of capital. The fund seeks to meet its investments by primarily in common stocks of companies of all market capitalizations. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CORE EQUITY FUND -- The fund's investment objective is growth of capital. The Fund normally fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. DYNAMICS FUND -- The fund's investment objective is long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 65% of its net assets in equity securities of mid-capitalization companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. GLOBAL HEALTH CARE FUND -- The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of health care industry companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. LARGE CAP GROWTH FUND -- The fund's investment objective is to provide long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.



AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)


ADVISER: INVESCO AIM, INC.

AIM V.I. BASIC VALUE FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5billion. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.

AIM V.I. CAPITAL DEVELOPMENT FUND -- The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies.

The principal type of equity securities purchased by the fund is common stocks. The sub-advisers are Invesco Trimark Investment Management Inc., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER: ALLIANCEBERNSTEIN L.P.


ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO -- seeks long-term growth of capital.

ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO -- seeks long-term growth of capital.

DWS INVESTMENT VIT FUNDS


ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICA INC.

DWS SMALL CAP INDEX VIP -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. The sub-adviser is Northern Trust Investments, Inc.

DWS VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

DWS DREMAN HIGH RETURN EQUITY PORTFOLIO -- seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the sub-advisor to the portfolio.

DWS TECHNOLOGY PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest up to 35% of its net assets in foreign securities.

EATON VANCE VARIABLE TRUST

ADVISER: EATON VANCE MANAGEMENT -- EATON VANCE VT FLOATING-RATE INCOME FUND
ADVISER: ORBIMED ADVISORS LLC -- EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND

EATON VANCE VT FLOATING-RATE INCOME FUND - seeks to provide a high level of current income. The Fund invests primarily in interests in senior floating rate loans. These loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund normally invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities.

EATON VANCE VT WORLDWIDE HEALTH SCIENCES FUND - seeks long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund invests at least 80% of net assets in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care. Because the Fund concentrates its investments in medical research and the health care industry, it could be affected by any event that adversely affects that industry.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500SM Index (S&P 500(R)). The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH & INCOME PORTFOLIO-- seeks high total return through a combination of current income and capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO - seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP VALUE STRATEGIES PORTFOLIO - seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

ADVISER: FRANKLIN ADVISERS, INC. - FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                   FUND AND FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND ADVISER: FRANKLIN

ADVISORY SERVICES, LLC - FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC - FT VIP MUTUAL SHARES SECURITIES FUND

ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC - FT VIP TEMPLETON FOREIGN SECURITIES FUND

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND - seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.


FT VIP FRANKLIN SMALL CAP VALUE SECURITIES PORTFOLIO - seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities.

FT VIP FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies and normally invests predominantly in equity securities.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent in risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.


JANUS ASPEN SERIES (SERVICE SHARES)

ADVISER: JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO - seeks long-term capital growth and current income.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital.

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO - seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN MID CAP GROWTH PORTFOLIO -- seeks long-term growth of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)

ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks capital appreciation.

MFS(R) NEW DISCOVERY SERIES --seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks total return.

MFS(R) UTILITIES SERIES -- seeks total return.

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OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

ADVISER: OPPENHEIMERFUNDS, INC.

OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA-- seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.

OPPENHEIMER MAIN STREET FUND(R)/VA -- seeks high total return, (which includes growth in the value of its shares as well as current income), from equity and debt securities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.


PIONEER FUND VCT PORTFOLIO -- Reasonable income and capital growth.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- Long-term growth of capital. Current income is a secondary objective.


T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER: T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Normally at least 80% of the fund's net assets will be invested in stocks. The fund is intended for long-term investors who can accept the price volatility inherent in common stock investing, and is subject to the risks unique to international investing such as changes in currency values, and also geographic or, potentially, emerging markets risks. The sub-adviser is T. Rowe Price Associates, Inc.


If there is a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

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                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Funds have been in existence. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.


The yield of the Sub-Account investing in the Goldman Sachs VIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the Goldman Sachs VIT Money Market Fund refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one- month period is generated each period over a 12-month period and is shown as a percentage of the investment.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These activities may require the Underlying Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Fund's shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As a result, Disruptive Trading may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;

     -    the length of time between transfers;

     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Funds;

     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

     -    the investment objectives and/or size of the Underlying Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Funds that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from sub-account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Funds.

Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Fund refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Funds may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Funds.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Fund shares. There may be increased brokerage and administrative costs within the Underlying Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Service Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application and/or signature for certain classes of Contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Service Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     - Under a monthly automatic payment plan, the minimum initial payment is $50.

     -    Each subsequent payment must be at least $50.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund of the Trust.

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Goldman Sachs VIT Money Market Fund. The Owner may change allocation instructions for new payments pursuant to a written or telephone request.


RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, telephone 1-800-533-7881 or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of
(a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE


At any time prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, an Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfers may be made to or among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Goldman Sachs VIT Money Market Account, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Goldman Sachs VIT Money Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.


If the Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging), an Automatic Account Rebalancing option or an Asset Allocation Model Reallocation option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties who provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTIONS.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) OPTION. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Goldman Sachs VIT Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

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To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM" in the SAI.

AUTOMATIC ACCOUNT REBALANCING OPTION. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Fund (collectively, "Disruptive Trading"). These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last seven full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

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The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program" under FEDERAL TAX CONSIDERATIONS.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-366-1492. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

Each withdrawal must be in a minimum amount of $100.

Withdrawals will be paid in accordance with the time limitations described under "SURRENDER."

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, the Owner may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. See "SURRENDER CHARGE," "Withdrawal Without Surrender Charge" under CHARGES AND DEDUCTIONS. The Owner must return a properly signed LED request to


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the Service Office. The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (which is based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to an election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date. Request for payment must be made within 180 days of the date of death.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.


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This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value: or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%: or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.


If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.


With respect to the death benefit, the Accumulated Value under the Contract will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY


The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than directly receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Goldman Sachs VIT Money Market Fund; (2) the excess, if any, of the death benefit over the Contract's


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Accumulated Value also will be added to the Goldman Sachs VIT Money Market Fund.
The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner's dies.


OPTIONAL ENHANCED EARNINGS RIDER (EER)

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGES" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The Annuitant's death must occur prior to the Annuity Date.

2. The difference between (a) and (b) must be greater than zero, where(a) is the Accumulated Value, and (b) is gross payments not previously withdrawn. IF (A) MINUS (B) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 70 - If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 71st birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 50% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE - 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 25% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.


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

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x 100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x (150,000 - 100,000)) = $25,000

The EER benefit is equal to $25,000 under (b), which is the lesser of $50,000 (50% x 100,000) and $25,000 (50% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Annuitant dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (50% x ($250,000 - $100,000)) = $75,000

The EER benefit is equal to $50,000 under (a), which is the lesser of $50,000 (50% x $100,000) and $75,000 (50% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $100,000) = $50,000; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($135,000 - $100,000)) = $17,500

The EER benefit is equal to $17,500 under (b), which is the lesser of $50,000 (50% x 100,000) and $17,500 (50% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and the Enhanced Earnings Rider is selected. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the


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

Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 50% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (50% x $85,000) = $42,500; or

(b) 50% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (50% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $42,500 (50% x $85,000) and $0 (50% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying Contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.


If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit, if any, will be applied to the Contract through an allocation to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund and the Rider will terminate.


ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Account(s) is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity option(s) selected do(es) not produce an initial payment which meet this minimum, a single payment may be made.

Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain option may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS


The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the Goldman Sachs VIT Equity Index Fund, the Goldman Sachs VIT Structured U.S. Equity Fund, the Goldman Sachs VIT Capital Growth Fund and the Goldman Sachs VIT Money Market Fund.


The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:   (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

         (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under a period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For all commutable fixed period certain options, any noncommutable fixed period certain option of less than ten years and all variable period certain options the dollar amount is determined by multiplying
          (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.


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The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and


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charges of its Underlying Funds. The value of an Accumulation Unit was set at
$1.00 on the first Valuation Date for each Sub-Account.

Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that investment option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals:

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2) employees of the Company, its affiliates and subsidiaries officers, directors, trustees and employees of any of the Funds;

(3)  investment managers or sub-advisers; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGES

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.25%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12 of the following:

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period: 0.25%

     Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period: 0.15%

For a description of this Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

     1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

     2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, during the accumulation phase, a surrender charge may be deducted from the Accumulated Value in the case of surrender or withdrawal within certain time limits described below. For purposes of determining the surrender charge, the Accumulated Value is divided into three categories:

(1) New Payments - payments received by the Company during the seven years preceding the date of the surrender;

(2) Old Payments - accumulated payments invested in the Contract for more than seven years; and

(3)  the  amount  available  under  the  Withdrawal   Without  Surrender  Charge
     provision.

See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from any Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If a Contract is surrendered, or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. For the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:

   COMPLETE       CHARGE AS PERCENTAGE OF
  YEARS FROM           NEW PAYMENTS
DATE OF PAYMENT         WITHDRAWN
---------------   -----------------------
  Less than 1              6.5%
  Less than 2              6.0%
  Less than 3              5.0%
  Less than 4              4.0%
  Less than 5              3.0%
  Less than 6              2.0%
  Less than 7              1.0%
   Thereafter              0.0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 6.5% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals, and annuitization.

WAIVER OF SURRENDER CHARGE(S) AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey (where not permitted by state law), the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility or, in a state that does not require licensing, a facility that is operating pursuant to state law, providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed "physician" which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under this Contract will be accepted unless required by state law.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

(1) the size and type of group or class, and the persistency expected from that group or class;

(2) the total amount of payments to be received, and the manner in which payments are remitted;

(3) the purpose for which the Contracts are being purchased, and whether that purpose makes it likely that costs and expenses will be reduced;

(4)  other transactions where sales expenses are likely to be reduced; or

(5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on Contracts, where either the Owner or the Annuitant on the issue date is within the following class of individuals ("eligible persons"):

(1) employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

(2)  employees of the Company, its affiliates and subsidiaries;

(3) officers, directors, trustees and employees of any of the Underlying Funds, investment managers or sub-advisers of the Underlying Funds; and

(4) the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charge will be waived under 403(b) Contracts where the amount withdrawn is being contributed to a life policy issued by the Company as part of the individual's 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of this Contract. The Company will not make any changes to this charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "Exchange Offer" in the SAI.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

     Where (1) is: 100% of Cumulative Earnings (calculated as the Accumulated
                   Value as of the Valuation Date the Company receives the withdrawal request, or the following day, reduced by total gross payments not previously withdrawn);

     Where (2) is: 10% of the Accumulated Value as of the Valuation Date the
                   Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

     Where (3) is: The amount calculated under the Company's life expectancy distribution option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $1,530, which is equal to the greatest of:

     (1) Cumulative Earnings ($1,000);

     (2) 10% of Accumulated Value ($1,500); or

     (3) LED of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount first will be deducted from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Accumulated Value under the Contract, net of the applicable surrender charge on New Payments, the Contract fee and any applicable tax withholding, and adjusted for any applicable Market Value Adjustment. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other Contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawal, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawal, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If the Owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such Owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.


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

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from three through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.


Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Goldman Sachs VIT Money Market Fund. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Goldman Sachs VIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.



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

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to amounts deducted for Contract fees or rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT." All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the account value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any Surrender Charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                             [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

     where: i is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. In this situation, the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B --SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "WITHDRAWALS" and "SURRENDER." In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals Without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "Surrender Charge" after application of the Market Value Adjustment.


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PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, less any Contract fees or charges that are applicable to the Guarantee Period Accounts. The required amount will then be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner, in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Funds will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Funds will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


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


OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations.

The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy


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the non-increasing payment requirement merely because payments are increased in one or more of the following ways:


(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner


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will be taxed each year on the annual increase in Accumulated Value. This
Contract contains provisions that are designed to meet the requirements of
Section 72(s).


Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:


(1)  within five years after the death of the Owner; and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

In a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in
(ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.


WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to Qualified Contracts.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.


PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or


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     -    if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or


     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.


ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.


OTHER TAX ISSUES

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


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ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.


PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.


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Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAS"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.


For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to Owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.


Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro-rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will instead be allocated to the Goldman Sachs VIT Money Market Fund.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.


The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes is made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's Variable Annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the Variable Annuity is depleted.

                                  DISTRIBUTION


Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1% of the Contract's Accumulated Value. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS


There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.


                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account, which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an excess amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for seven full Contract years.

STATE RESTRICTIONS. In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

     If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no payments to the Fixed Account will be permitted if a Contract is issued after the Annuitant's 81st birthday.


If an allocation designated as a Fixed Account allocation is received at the Service Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Goldman Sachs VIT Money Market Fund.

                                   APPENDIX B

                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender, based on Hypothetical Accumulated Values (8% rate of return).

           HYPOTHETICAL      WITHDRAWAL        SURRENDER
CONTRACT    ACCUMULATED   WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR         VALUE        CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------------   ----------   ---------
   1        $54,000.00       $ 5,400.00          6.5%      $3,159.00
   2         58,320.00         8,320.00          6.0%       3,000.00
   3         62,985.60        12,985.60          5.0%       2,500.00
   4         68,024.45        18,024.45          4.0%       2,000.00
   5         73,466.40        23,466.40          3.0%       1,500.00
   6         79,343.72        29,343.72          2.0%       1,000.00
   7         85,691.21        35,691.21          1.0%         500.00
   8         92,546.51        42,546.51          0.0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 10% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals, based on Hypothetical Accumulated Values:

           HYPOTHETICAL                     WITHDRAWAL       SURRENDER
CONTRACT   ACCUMULATED                  WITHOUT SURRENDER     CHARGE     SURRENDER
  YEAR        VALUE       WITHDRAWALS     CHARGE AMOUNT     PERCENTAGE     CHARGE
--------   ------------   -----------   -----------------   ----------   ---------
   1        $54,000.00     $     0.00       $ 5,400.00         6.5%       $  0.00
   2         58,320.00           0.00         8,320.00         6.0%          0.00
   3         62,985.60           0.00        12,985.60         5.0%          0.00
   4         68,024.45      30,000.00        18,024.45         4.0%        479.02
   5         41,066.40      10,000.00         4,106.64         3.0%        176.80
   6         33,551.72       5,000.00         3,355.17         2.0%         32.90
   7         30,835.85      10,000.00         3,083.59         1.0%         69.16
   8         22,502.72      15,000.00         2,250.27         0.0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor       =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                              =   [(1+.08)/(1+.11)]2555/365 - 1

                              =   (.97297)(7) - 1

                              =   -.17452

The Market Value Adjustment   =   Maximum of the market value factor multiplied
                                  by the withdrawal or the negative of
                                  the excess interest earned over 3%

                              =   Maximum (-.17452 X $62,985.60 or -$8,349.25)

                              =   Maximum (-$10,992.38 or -$8,349.25)
                                  = -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor       =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                              =   [(1+.08)/(1+.10)]2555/365 - 1

                              =   (.98182)(7) - 1

                              =   -.12054

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal

                              =   -.12054 X $62,985.60

                              =   -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED) *

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor       =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                              =   [(1+.08)/(1+.05)]2555/365 - 1

                              =   (1.02857)(7) - 1

                              =   .21798

The Market Value Adjustment   =   Minimum of the market value factor multiplied
                                  by the withdrawal or the excess
                                  interest earned over 3%

                              =   Minimum of (.21798 X $62,985.60 or $8,349.25)

                              =   Minimum of ($13,729.78 or $8,349.25)

                              =   $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor       =   [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

                              =   [(1+.08)/(1+.07)]2555/365 - 1

                              =   (1.00935)(7) - 1

                              =   .06728

The Market Value Adjustment   =   the market value factor multiplied by the
                                  withdrawal

                              =   .06728 X $62,985.60

                              =   $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT    ACCUMULATED   MARKET VALUE      DEATH         DEATH         DEATH      HYPOTHETICAL
  YEAR         VALUE       ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)   DEATH BENEFIT
--------   ------------   ------------   -----------   -----------   -----------   -------------
   1        $53,000.00      $  0.00      $53,000.00     $52,500.00   $50,000.00     $53,000.00
   2         53,530.00       500.00       54,030.00      55,125.00    53,000.00      55,125.00
   3         58,883.00         0.00       58,883.00      57,881.25    55,125.00      58,883.00
   4         52,994.70       500.00       53,494.70      60,775.31    58,883.00      60,775.31
   5         58,294.17         0.00       58,294.17      63,814.08    60,775.31      63,814.08
   6         64,123.59       500.00       64,623.59      67,004.78    63,814.08      67,004.78
   7         70,535.95         0.00       70,535.95      70,355.02    67,004.78      70,535.95
   8         77,589.54       500.00       78,089.54      73,872.77    70,535.95      78,089.54
   9         85,348.49         0.00       85,348.49      77,566.41    78,089.54      85,348.49
  10         93,883.34         0.00       93,883.34      81,444.73    85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c)

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Value.

           HYPOTHETICAL                 HYPOTHETICAL                                             HYPOTHETICAL
CONTRACT   ACCUMULATED                  MARKET VALUE      DEATH         DEATH         DEATH          DEATH
  YEAR        VALUE       WITHDRAWALS    ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)      BENEFIT
--------   ------------   -----------   ------------   -----------   -----------   -----------   ------------
    1       $53,000.00    $     0.00       $  0.00      $53,000.00    $52,500.00    $50,000.00    $53,000.00
    2        53,530.00          0.00        500.00       54,030.00     55,125.00     53,000.00     55,125.00
    3         3,883.00     50,000.00          0.00        3,883.00      4,171.13      3,972.50      4,171.13
    4         3,494.70          0.00        500.00        3,994.70      4,379.68      4,171.13      4,379.68
    5         3,844.17          0.00          0.00        3,844.17      4,598.67      4,379.68      4,598.67
    6         4,228.59          0.00        500.00        4,728.59      4,828.60      4,598.67      4,828.60
    7         4,651.45          0.00          0.00        4,651.45      5,070.03      4,828.60      5,070.03
    8         5,116.59          0.00        500.00        5,616.59      5,323.53      5,070.03      5,616.59
    9         5,628.25          0.00          0.00        5,628.25      5,589.71      5,616.59      5,628.25
   10           691.07      5,000.00          0.00          691.07        712.70        683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at an effective annual yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no partial withdrawals. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

           HYPOTHETICAL   HYPOTHETICAL
CONTRACT    ACCUMULATED   MARKET VALUE   HYPOTHETICAL
  YEAR         VALUE       ADJUSTMENT    DEATH BENEFIT
--------   ------------   ------------   -------------
    1       $53,000.00      $  0.00        $53,000.00
    2        53,530.00       500.00         54,030.00
    3        58,883.00         0.00         58,883.00
    4        52,994.70       500.00         53,494.70
    5        58,294.17         0.00         58,294.17
    6        64,123.59       500.00         64,623.59
    7        70,535.95         0.00         70,535.95
    8        77,589.54       500.00         78,089.54
    9        85,348.49         0.00         85,348.49
   10        93,883.34         0.00         93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
      DIFFERENCES UNDER THE COMMONWEALTH ANNUITY SELECT RESOURCE I CONTRACT
                                 (FORM A3020-92)

     1. The Guarantee Period Accounts and the Enhanced Earning Rider are not available under Commonwealth Select Resource I.

     2. The waiver of surrender charge offered in Commonwealth Select Resource II if you become disabled prior to age 65, are diagnosed with a terminal illness or remain confined in a nursing home for the later of one year after issue or 90 days (see Elimination or Reduction of Surrender Charges) is not available under Commonwealth Select
          Resource I. "NOTE: THE WAIVERS FOR TERMINAL ILLNESS AND FOR CONFINEMENT IN A NURSING HOME ARE NOT AVAILABLE IN NEW JERSEY UNDER EITHER Commonwealth SELECT RESOURCE I OR Commonwealth Annuity SELECT RESOURCE II."

     3. The Withdrawal Without Surrender Charge privilege under Commonwealth Select Resource I does not provide access to cumulative earnings without charge. In addition, the 10% free amount is based on the prior December 31 Accumulated Value rather than 10% of the Accumulated Value as of the date the withdrawal request is received.

     4. The death benefit under Commonwealth Select Resource I is the greatest of: 1) total payments less any withdrawals; 2) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death; or 3) the amount that would have been payable as a death benefit on the most recent fifth Contract anniversary, increased to reflect additional payments and reduced to reflect withdrawals since that date.

     5. Any payment to the Fixed Account offered under Commonwealth Select Resource I must be at least $500 and is locked in for one year from the date of deposit. At the end of one year, a payment may be transferred or renewed in the Fixed Account for another full year at the guaranteed rate in effect on that date. The minimum guaranteed rate is 3 1/2%. The Fixed Account is not available to Owners who purchased Commonwealth Select Resource I in Oregon. The Fixed Account offered under Commonwealth Select Resource I in Massachusetts does not contain any age restrictions. (See APPENDIX A for discussion of Fixed Account under Commonwealth Select
          Resource II)

     6. The $30 Contract fee under Commonwealth Select Resource I is not waived under any circumstances.

     7. If you select a variable period certain annuity option, the dollar amount of the first periodic annuity benefit payment is determined by multiplying (1) the Accumulated Value applied under that option (less premium taxes, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Commonwealth Select Resource I contract rather than the examples on page 10 of this prospectus:

MAXIMUM EXPENSE EXAMPLE

     The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have elected a Minimum Guaranteed Annuity (M-GAP) Rider with a ten year waiting period at an annual charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total
operating expenses             $947     $1,549    $2,128    $3,854


     2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the maximum total
operating expenses             $362     $1,100    $1,859    $3,854


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Funds and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total
operating expenses             $784     $1,062    $1,323    $2,285


     (2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                              ------   -------   -------   --------
Fund with the minimum total
operating expenses             $199      $615     $1,057    $2,285

                                   APPENDIX E
                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                      COMMONWEALTH SELECT SEPARATE ACCOUNT


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2007.



                                                                      YEAR ENDED DECEMBER 31ST
                                  -----------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007     2006     2005     2004     2003     2002     2001     2000     1999     1998    1997
--------------------------------  ------  -------  -------  -------  -------  -------  -------  -------  -------  -------  ------
GOLDMAN SACHS VIT CAPITAL GROWTH
FUND
Unit Value:
   Beginning of Period             2.308    2.145    2.026    1.912    1.536    2.151    2.897    3.575    2.793    2.091   1.582
   End of Period                   2.503    2.308    2.145    2.026    1.912    1.536    2.151    2.897    3.575    2.793   2.091
   Units Outstanding at End of
      Period (in thousands)       43,582   55,864   69,410   89,713  110,128   84,037  111,852  135,289  134,059  120,538  98,533
GOLDMAN SACHS VIT CORE FIXED
INCOME FUND
Unit Value:
   Beginning of Period             1.784    1.737    1.730    1.687    1.656    1.553    1.459    1.340    1.371    1.301   1.208
   End of Period                   1.879    1.784    1.737    1.730    1.687    1.656    1.553    1.459    1.340    1.371   1.301
   Units Outstanding at End of
      Period (in thousands)       54,064   61,115   73,642   86,702  111,942  118,921  127,566  114,184  110,437  102,171  72,394
GOLDMAN SACHS VIT EQUITY INDEX
FUND
Unit Value:
   Beginning of Period             1.001    0.880    0.855    0.786    0.623    0.813    0.937    1.000      N/A      N/A     N/A
   End of Period                   1.040    1.001    0.880    0.855    0.786    0.623    0.813    0.937      N/A      N/A     N/A
   Units Outstanding at End of
      Period (in thousands)       87,418  114,406  146,147  183,137  213,299   35,464   16,661    1,156      N/A      N/A     N/A

                                                                   YEAR ENDED DECEMBER 31ST
                                  ------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003     2002     2001     2000     1999    1998    1997
--------------------------------  ------  ------  ------  ------  ------  -------  -------  -------  -------  ------  ------
GOLDMAN SACHS VIT GOVERNMENT
INCOME FUND
Unit Value:
   Beginning of Period             1.108   1.080   1.078   1.071   1.068    1.000      N/A      N/A      N/A     N/A     N/A
   End of Period                   1.172   1.108   1.080   1.078   1.071    1.068      N/A      N/A      N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)       16,889  15,967  18,132  21,211  38,456   57,149      N/A      N/A      N/A     N/A     N/A
GOLDMAN SACHS VIT GROWTH
OPPORTUNITIES FUND
Unit Value:
   Beginning of Period             3.499   3.356   2.968   2.537   1.842    2.383    2.444    2.321    1.878   1.672   1.484
   End of Period                   4.118   3.499   3.356   2.968   2.537    1.842    2.383    2.444    2.321   1.878   1.672
   Units Outstanding at End of
      Period (in thousands)       15,062  19,737  25,913  32,585  39,218   57,017   64,079   74,845   62,949  54,789  43,733
GOLDMAN SACHS VIT MID CAP VALUE
FUND
Unit Value:
   Beginning of Period             2.115   1.859   1.759   1.495   1.095    1.327    1.195    0.929    0.989   1.000     N/A
   End of Period                   2.152   2.115   1.859   1.759   1.495    1.095    1.327    1.195    0.929   0.989     N/A
   Units Outstanding at End of
      Period (in thousands)       25,869  33,311  41,697  51,760  62,506   78,287   91,948   78,804   43,839  18,240     N/A
GOLDMAN SACHS VIT MONEY MARKET
FUND
   Unit Value:
   Beginning of Period             1.422   1.378   1.360   1.367   1.375    1.372    1.334    1.272    1.227   1.179   1.133
   End of Period                   1.472   1.422   1.378   1.360   1.367    1.375    1.372    1.334    1.272   1.227   1.179
   Units Outstanding at End of
      Period (in thousands)       52,473  52,521  57,329  68,857  93,968  180,361  165,467  134,660  127,048  92,796  65,441

                                                                   YEAR ENDED DECEMBER 31ST
                                  ------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002     2001     2000     1999     1998    1997
--------------------------------  ------  ------  ------  ------  ------  ------  -------  -------  -------  -------  ------
GOLDMAN SACHS VIT STRATEGIC
INTERNATIONAL EQUITY FUND
Unit Value:
   Beginning of Period             2.177   1.817   1.640   1.453   1.153   1.451    1.875    2.089    1.608    1.400   1.357
   End of Period                   2.315   2.177   1.817   1.640   1.453   1.153    1.451    1.875    2.089    1.608   1.400
   Units Outstanding at End of
      Period (in thousands)       29,909  37,902  48,390  62,631  79,065  87,250  107,611  123,129  109,511  103,028  93,170
GOLDMAN SACHS VIT STRUCTURED
U.S. EQUITY FUND
Unit Value:
   Beginning of Period             1.296   1.166   1.116   1.025   0.814   1.000      N/A      N/A      N/A      N/A     N/A
   End of Period                   1.255   1.296   1.166   1.116   1.025   0.814      N/A      N/A      N/A      N/A     N/A
   Units Outstanding at End of
      Period (in thousands)        1,877   2,306   2,130   2,384   2,557   2,155      N/A      N/A      N/A      N/A     N/A
AIM V.I. CAPITAL APPRECIATION
FUND
Unit Value:
   Beginning of Period             0.770   0.715   0.686   0.622   0.622   0.653    0.896    1.000      N/A      N/A     N/A
   End of Period                   0.851   0.770   0.715   0.686   0.622   0.622    0.653    0.896      N/A      N/A     N/A
   Units Outstanding at End of
      Period (in thousands)        8,012   9,358  11,353  14,459  17,422  17,422   13,106    2,982      N/A      N/A     N/A
AIM V.I. CORE EQUITY FUND
Unit Value:
   Beginning of Period             0.846   0.744   0.714   0.685   0.555   0.808    0.937    1.000      N/A      N/A     N/A
   End of Period                   0.901   0.846   0.744   0.714   0.685   0.555    0.808    0.937      N/A      N/A     N/A
   Units Outstanding at End of
      Period (in thousands)       11,116  13,191  15,631  18,766  23,728  27,915   25,862    2,405      N/A      N/A     N/A

                                                                  YEAR ENDED DECEMBER 31ST
                                  -----------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005     2004    2003    2002    2001    2000   1999   1998   1997
--------------------------------  ------  ------  ------  -------  ------  ------  ------  -----  -----  -----  -----
AIM V.I. DYNAMICS FUND
Unit Value:
   Beginning of Period             0.726   0.634   0.580    0.519   0.382   0.569   0.838  1.000   N/A    N/A    N/A
   End of Period                   0.803   0.726   0.634    0.580   0.519   0.382   0.569  0.838   N/A    N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        3,999   6,848   7,974   10,597  12,607  13,272  10,159  1,664   N/A    N/A    N/A
AIM V.I. GLOBAL HEALTH CARE
FUND
Unit Value:
   Beginning of Period             0.979   0.944   0.885    0.834   0.662   0.889   1.031  1.000   N/A    N/A    N/A
   End of Period                   1.080   0.979   0.944    0.885   0.834   0.662   0.889  1.031   N/A    N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        4,123   5,536   7,366    8,979  10,760  12,323   9,811  2,059   N/A    N/A    N/A
AIM V.I. LARGE CAP GROWTH FUND
Unit Value:
   Beginning of Period             0.704   0.661   0.648    0.628   0.509   0.699   0.915  1.000   N/A    N/A    N/A
   End of Period                   0.802   0.704   0.661    0.648   0.628   0.509   0.699  0.915   N/A    N/A    N/A
   Units Outstanding at End of
      Period (in thousands)       11,326  13,537  16,926   20,414  23,608  24,811  18,589  2,625   N/A    N/A    N/A
AIM V.I. BASIC VALUE FUND
Unit Value:
   Beginning of Period             1.261   1.132   1.089    0.996   0.758   1.000     N/A    N/A   N/A    N/A    N/A
   End of Period                   1.260   1.261   1.132    1.089   0.996   0.758     N/A    N/A   N/A    N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        4,500   5,862   7,824   10,386  10,164   7,356     N/A    N/A   N/A    N/A  s  N/A

                                                                 YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000    1999    1998   1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
AIM V.I. CAPITAL DEVELOPMENT
FUND
Unit Value:
   Beginning of Period             1.385   1.208   1.122   0.987   0.741   1.000     N/A     N/A    N/A     N/A    N/A
   End of Period                   1.510   1.385   1.208   1.122   0.987   0.741     N/A     N/A    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)          933   1,153   1,073   1,483   1,329     284     N/A     N/A    N/A     N/A    N/A
ALLIANCEBERNSTEIN VPS GLOBAL
TECHNOLOGY PORTFOLIO
Unit Value:
   Beginning of Period             1.087   1.017   0.995   0.961   0.678   1.000     N/A     N/A    N/A     N/A    N/A
   End of Period                   1.285   1.087   1.017   0.995   0.961   0.678     N/A     N/A    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        1,292   1,326   1,247   1,498   1,778     364     N/A     N/A    N/A     N/A    N/A
ALLIANCEBERNSTEIN VPS GROWTH AND
INCOME PORTFOLIO
Unit Value:
   Beginning of Period             1.331   1.154   1.119   1.020   0.783   1.021   1.034   1.000    N/A     N/A    N/A
   End of Period                   1.376   1.331   1.154   1.119   1.020   0.783   1.021   1.034    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)       31,950  41,319  49,056  58,892  70,116  78,109  49,134   3,477    N/A     N/A    N/A
ALLIANCEBERNSTEIN VPS LARGE CAP
GROWTH PORTFOLIO
Unit Value:
   Beginning of Period             0.872   0.890   0.786   0.736   0.605   0.887   1.000     N/A    N/A     N/A    N/A
   End of Period                   0.977   0.872   0.890   0.786   0.736   0.605   0.887     N/A    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        4.737   5,486   6,519   8,122  10,285  11,814   7,890     N/A    N/A     N/A    N/A

                                                                YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  -----
ALLIANCEBERNSTEIN VPS SMALL/MID
CAP VALUE PORTFOLIO
Unit Value:
   Beginning of Period             1.596   1.417   1.348   1.148   0.826   1.000    N/A      N/A    N/A     N/A    N/A
   End of Period                   1.597   1.596   1.417   1.348   1.148   0.826    N/A      N/A    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        4,416   4,905   5,923   8,152   4,501   2,761    N/A      N/A    N/A     N/A    N/A
ALLIANCEBERNSTEIN VPS VALUE
PORTFOLIO
Unit Value:
   Beginning of Period             1.479   1.239   1.191   1.066   0.841   1.000    N/A      N/A    N/A     N/A    N/A
   End of Period                   1.397   1.479   1.239   1.191   1.066   0.841    N/A      N/A    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        3,713   5,543   5,036   4,568   3,594   2,499    N/A      N/A    N/A     N/A    N/A
DWS SMALL CAP INDEX VIP
Unit Value:
   Beginning of Period             1.547   1.336   1.299   1.119   0.775   0.990  0.984    1.000    N/A     N/A    N/A
   End of Period                   1.497   1.547   1.336   1.299   1.119   0.775  0.990    0.984    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        5,203   6,806   7,795   9,675  10,849   8,991  3,904       87    N/A     N/A    N/A
DWS DREMAN HIGH RETURN EQUITY
VIP
Unit Value:
   Beginning of Period             1.455   1.288   1.307   1.184   0.937   1.039  1.107    1.000    N/A     N/A    N/A
   End of Period                   1.407   1.455   1.288   1.307   1.184   0.937  1.039    1.107    N/A     N/A    N/A
   Units Outstanding at End of
      Period (in thousands)        3,669   4,599   5,812   6,810   7,951   8,796  5,736      679    N/A     N/A    N/A

                                                                YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000  1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  -----  ----  ----  ----
DWS TECHNOLOGY VIP
Unit Value:
   Beginning of Period             0.455   0.458   0.447   0.445   0.308   0.484   0.727  1.000   N/A   N/A   N/A
   End of Period                   0.512   0.455   0.458   0.447   0.445   0.308   0.484  0.727   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        6,115   7,832   9,811  17,110  20,389  16,554  12,020  4,507   N/A   N/A   N/A

EATON VANCE VT FLOATING
RATE-INCOME FUND
Unit Value:
   Beginning of Period             1.088   1.046   1.021   1.007   0.992   1.003   1.000    N/A   N/A   N/A   N/A
   End of Period                   1.090   1.088   1.046   1.021   1.007   0.992   1.003    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       15,225  18,060  19,427  19,489  18,378  21,100   8,027    N/A   N/A   N/A   N/A

EATON VANCE VT WORLDWIDE HEALTH
SCIENCES FUND
Unit Value:
   Beginning of Period             1.111   1.126   1.067   1.019   0.795   1,149   1.000    N/A   N/A   N/A   N/A
   End of Period                   1.163   1.111   1.126   1.067   1.019   0.795   1.149    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        6,107   7,934   9,788  11,449  12,539  11,658   5,703    N/A   N/A   N/A   N/A

FIDELITY VIP CONTRAFUND(R)
PORTFOLIO
Unit Value:
   Beginning of Period             1.368   1.242   1.077   0.946   0.747   0.836   0.966  1.000   N/A   N/A   N/A
   End of Period                   1.586   1.368   1.242   1.077   0.946   0.747   0.836  0.966   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       34,328  39,323  42,028  36,499  30,644  28,591  16,731  4,509   N/A   N/A   N/A

                                                                 YEAR ENDED DECEMBER 31ST
                                  ------------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003     2002     2001     2000     1999    1998    1997
--------------------------------  ------  ------  ------  ------  ------  -------  -------  -------  -------  ------  ------
FIDELITY VIP EQUITY-INCOME
PORTFOLIO
Unit Value:
   Beginning of Period             2.807   2.368   2.269   2.063   1.605    1.961    2.092    1.957    1.867   1.696   1.342
   End of Period                   2.810   2.807   2.368   2.269   2.063    1.605    1.961    2.092    1.957   1.867   1.696
   Units Outstanding at End of
      Period (in thousands)       37,240  46,520  57,749  73,279  85,422  105,303  119,522  122,812  114,059  95,537  65,130

FIDELITY VIP GROWTH PORTFOLIO
Unit Value:
   Beginning of Period             2.285   2.169   2.079   2.040   1.557    2,260    2,783    3.171    2.340   1.701   1.397
   End of Period                   2.861   2.285   2.169   2.079   2.040    1.557    2.260    2.783    3.171   2.340   1.701
   Units Outstanding at End of
      Period (in thousands)       26,316  32,819  40,830  52,885  62,334   74,649   95,897  111,920   90,071  63,055  45,772

FIDELITY VIP GROWTH & INCOME
PORTFOLIO
Unit Value:
   Beginning of Period             1.088   0.975   0.919   0.881   0.722    0.878    0.976    1.000      N/A     N/A     N/A
   End of Period                   1.203   1.088   0.975   0.919   0.881    0.722    0.878    0.976      N/A     N/A     N/A
   Units Outstanding at End of
      Period (in thousands)        8,773   9,280  11,245  13,053  15,016   14,260   14,337    1,485      N/A     N/A     N/A

FIDELITY VIP HIGH INCOME
PORTFOLIO
Unit Value:
   Beginning of Period             1.471   1.341   1.324   1.225   0.977    0.957    1.100    1.439    1.350   1.430   1.233
   End of Period                   1.491   1.471   1.341   1.324   1.225    0.977    1.100    1.100    1.439   1.350   1.430
   Units Outstanding at End of
      Period (in thousands)       31,959  39,175  47,686  61,378  80,700   89,461  103,705   99,327   87,413  74,986  50,470

                                                               YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001   2000   1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  -----  ----  ----  ----
FIDELITY VIP MID CAP PORTFOLIO
Unit Value:
   Beginning of Period             1,936   1.743   1.494   1.213   0.887   0.998   1.046  1.000   N/A   N/A   N/A
   End of Period                   2.208   1.936   1.743   1.494   1.213   0.887   0.998  1.046   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       20,407  27,207  32,957  33,168  34,214  35,732  19,368  2,914   N/A   N/A   N/A

FIDELITY VIP VALUE STRATEGIES
PORTFOLIO
Unit Value:
   Beginning of Period             1.506   1.317   1.304   1.162   0.749   1.000     N/A    N/A   N/A   N/A   N/A
   End of Period                   1.566   1.506   1.317   1.304   1.162   0.749     N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        3,082   3,383   3,587   4,838   5,165     885     N/A    N/A   N/A   N/A   N/A

FT VIP FRANKLIN LARGE CAP GROWTH
SECURITIES FUND
Unit Value:
   Beginning of Period             1.189   1.088   1.091   1.026   0.819   1.000     N/A    N/A   N/A   N/A   N/A
   End of Period                   1.246   1.189   1.088   1.091   1.026   0.819     N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        3,366   3,724   4,331   4,510   3,150   1,070     N/A    N/A   N/A   N/A   N/A

FT VIP FRANKLIN SMALL CAP VALUE
SECURITIES FUND
Unit Value:
   Beginning of Period             1.561   1.353   1.262   1.034   0.794   1.000     N/A    N/A   N/A   N/A   N/A
   End of Period                   1.502   1.561   1.353   1.262   1.034   0.794     N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        6,175   8,511   9,019   8,092   4,489   2,257     N/A    N/A   N/A   N/A   N/A

                                                              YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000  1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  -----  ----  ----  ----
FT VIP FRANKLIN SMALL-MID CAP
GROWTH SECURITIES FUND
Unit Value:
   Beginning of Period             0.834   0.778   0.753   0.686   0.507   0.720   0.862  1.000   N/A   N/A   N/A
   End of Period                   0.915   0.834   0.778   0.753   0.686   0.507   0.720  0.862   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       14,119  18,318  21,392  25,011  29,881  27,115  12,372  1,055   N/A   N/A   N/A
FT VIP MUTUAL SHARES SECURITIES
FUND
Unit Value:
   Beginning of Period             1.699   1.455   1.335   1.202   0.974   1.121   1.062  1.000   N/A   N/A   N/A
   End of Period                   1.733   1.699   1.455   1.335   1.202   0.974   1.121  1.062   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       22,619  25,587  28,576  29,084  30,941   2,257  22,617  1,151   N/A   N/A   N/A
FT VIP TEMPLETON FOREIGN
SECURITIES FUND
Unit Value:
   Beginning of Period             1.555   1.299   1.195   1.023   0.785   1.000     N/A    N/A   N/A   N/A   N/A
   End of Period                   1.770   1.555   1.299   1.195   1.023   0.785     N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       10,111  11,965  13,604  10,905   6,831   4,058     N/A    N/A   N/A   N/A   N/A
JANUS ASPEN GROWTH AND INCOME
PORTFOLIO
Unit Value:
   Beginning of Period             0.946   0.890   0.805   0.731   0.600   0.778   0.914  1.000   N/A   N/A   N/A
   End of Period                   1.012   0.946   0.890   0.805   0.731   0.600   0.778  0.914   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       10,229  13,034  14,157  15,197  18,412  19,923  14,985  2,409   N/A   N/A   N/A

                                                              YEAR ENDED DECEMBER 31ST
                                  -------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000  1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  -----  ----  ----  ----
JANUS ASPEN INTERNATIONAL GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period             1.412   0.977   0.751   0.641   0.484   0.484   0.875  1.000   N/A   N/A   N/A
   End of Period                   1.782   1.412   0.977   0.751   0.641   0.484   0.641  0.875   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       15,018  16.132  15,571  13,033  15,184  18,862  15,184  3,263   N/A   N/A   N/A
JANUS ASPEN LARGE CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period             0.680   0.620   0.605   0.589   0.454   0.629   0.849  1.000   N/A   N/A   N/A
   End of Period                   0.770   0.680   0.620   0.605   0.589   0.454   0.629  0.849   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       14,397  16,157  18,834  22,842  26,135  30,199  16,948  3,332   N/A   N/A   N/A
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Unit Value:
   Beginning of Period             0.612   0.548   0.496   0.417   0.314   0.443   0.744  1.000   N/A   N/A   N/A
   End of Period                   0.735   0.612   0.548   0.496   0.417   0.314   0.443  0.744   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        7,191   6,313   7,017   7,398   8,603  10,681  12,347  1,707   N/A   N/A   N/A
MFS(R) MID CAP GROWTH SERIES
Unit Value:
   Beginning of Period             1.103   1.094   1.079   0.956   0.710   1.000     N/A    N/A   N/A   N/A   N/A
   End of Period                   1.191   1.103   1.094   1.079   0.956   0.710     N/A    N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        2,737   3,258   4,311   5,677   3,896   1,076     N/A    N/A   N/A   N/A   N/A

                                                            YEAR ENDED DECEMBER 31ST
                                  ---------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002  2001  2000  1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  -----  ----  ----  ----  ----  ----
MFS(R) NEW DISCOVERY SERIES
Unit Value:
   Beginning of Period             1.187   1.066   1.029   0.983   0.747  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                   1.197   1.187   1.066   1.029   0.983  0.747   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        1,132   1,549   1,585   2,084   1,800    644   N/A   N/A   N/A   N/A   N/A
MFS(R) TOTAL RETURN SERIES
Unit Value:
   Beginning of Period             1.280   1.163   1.149   1.050   0.918  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                   1.311   1.280   1.163   1.149   1.050  8,179   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       13,289  16,085  19,446  16,967  13,317  8,179   N/A   N/A   N/A   N/A   N/A
MFS(R) UTILITIES SERIES
Unit Value:
   Beginning of Period             2.126   1.646   1.432   1.119   0.837  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                   2.674   2.126   1.646   1.432   1.119  0.837   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        5,242   5,822   6,230   4,031   2,152    779   N/A   N/A   N/A   N/A   N/A
OPPENHEIMER BALANCED FUND/VA
Unit Value:
   Beginning of Period             1.334   1.220   1.194   1.103   0.897  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                   1.361   1.334   1.220   1.194   1.103  0.897   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        5,067   5,476   4,512   3,299   2,025    616   N/A   N/A   N/A   N/A   N/A
OPPENHEIMER CAPITAL APPRECIATION
FUND/VA
Unit Value:
   Beginning of Period             1.168   1.100   1.064   1.012   0.785  1.000   N/A   N/A   N/A   N/A   N/A
   End of Period                   1.311   1.168   1.100   1.064   1.012  0.785   N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        4,421   7,062   8,402   6,220   4,649  2,037   N/A   N/A   N/A   N/A   N/A

                                                            YEAR ENDED DECEMBER 31ST
                                  ----------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002   2001  2000  1999  1998  1997
--------------------------------  ------  ------  ------  ------  ------  -----  -----  ----  ----  ----  ----
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Unit Value:
   Beginning of Period             1.654   1.430   1.271   1.084   0.770  1.000    N/A   N/A   N/A   N/A   N/A
   End of Period                   1.730   1.654   1.430   1.271   1.084  0.770    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)       11,014  13,958  15,317  11,880   7,050  3,478    N/A   N/A   N/A   N/A   N/A
OPPENHEIMER HIGH INCOME FUND/VA
Unit Value:
   Beginning of Period             1.341   1.246   1.238   1.155   0.946  1.000    N/A   N/A   N/A   N/A   N/A
   End of Period                   1.316   1.341   1.246   1.238   1.155  0.946    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        6,296   7,237   8,044  10,199  10,871  6,429    N/A   N/A   N/A   N/A   N/A
OPPENHEIMER MAIN STREET
FUND(R)/VA
Unit Value:
   Beginning of Period             1.274   1.126   1.080   1.003   0.805  1.000    N/A   N/A   N/A   N/A   N/A
   End of Period                   1.308   1.274   1.126   1.080   1.003  0.805    N/A   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        3,024   3,801   4,771   5,221   4,518  3,011    N/A   N/A   N/A   N/A   N/A
PIONEER FUND VCT PORTFOLIO
Unit Value:
   Beginning of Period             1.142   0.995   0.953   0.871   0.716  0.899  1.000   N/A   N/A   N/A   N/A
   End of Period                   1.180   1.142   0.995   0.953   0.871  0.716  0.899   N/A   N/A   N/A   N/A
   Units Outstanding at End of
      Period (in thousands)        5,991   7,922   9,219   9,507   8,096  8,671  3,277   N/A   N/A   N/A   N/A

                                                                 YEAR ENDED DECEMBER 31ST
                                  --------------------------------------------------------------------------------------
SUB-ACCOUNT                        2007    2006    2005    2004    2003    2002    2001    2000    1999    1998    1997
--------------------------------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
PIONEER REAL ESTATE SHARES VCT
PORTFOLIO
Unit Value:
  Beginning of Period              2.925   2.173   1.919   1.437   1.084   1.075   1.000     N/A     N/A     N/A     N/A
  End of Period                    2.333   2.925   2.173   1.919   1.437   1.084   3,475     N/A     N/A     N/A     N/A
  Units Outstanding at End of
     Period (in thousands)         6,594   9,661  10,741  11,633  11,433  12,231   3,475     N/A     N/A     N/A     N/A
T. ROWE PRICE INTERNATIONAL
STOCK PORTFOLIO
Unit Value:
  Beginning of Period              1.784   1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223   1.203
  End of Period                    1.988   1.784   1.519   1.328   1.184   0.920   1.142   1.488   1.837   1.398   1.223
  Units Outstanding at End of
     Period (in thousands)        26,681  32,378  37,547  47,389  55,172  67,555  65,264  62,055  49,814  41,458  33,977

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                       COMMONWEALTH SELECT SEPARATE ACCOUNT

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE COMMONWEALTH SELECT RESOURCE I AND II PROSPECTUS OF COMMONWEALTH SELECT SEPARATE ACCOUNT DATED APRIL 30, 2008 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-366-1492.

                              DATED APRIL 30, 2008

Commonwealth Select Resource I & II

                                TABLE OF CONTENTS


GENERAL INFORMATION AND HISTORY                                                3

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4

SERVICES                                                                       5

UNDERWRITERS                                                                   6

ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8

DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8

PERFORMANCE INFORMATION                                                       10

FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2007, the Company and its subsidiaries had $10 billion in assets and $12 billion of life insurance in force.

In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Commonwealth Select Separate Account (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on March 5, 1992.

Several Sub-Accounts of the Variable Account are available under the Commonwealth Select Resource I and II contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following funds:

GOLDMAN SACHS VARIABLE INSURANCE  TRUST (SERVICE SHARES)
Goldman Sachs VIT Capital Growth Fund
Goldman Sachs VIT Core Fixed Income Fund
Goldman Sachs VIT Equity Index Fund
Goldman Sachs VIT Government Income Fund
Goldman Sachs VIT Growth Opportunities Fund
Goldman Sachs VIT Mid Cap Value Fund
Goldman Sachs VIT Money Market Fund
Goldman Sachs VIT Strategic International Equity Fund
Goldman Sachs VIT Structured U.S. Equity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Capital Appreciation Fund
AIM V.I. Core Equity Fund
AIM V.I. Dynamics Fund
AIM V.I. Global Health Care Fund
AIM V.I. Large Cap Growth Fund

AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein VPS Global Technology Portfolio
AllianceBernstein VPS Growth and Income Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio
AllianceBernstein VPS Small/Mid Cap Value Portfolio
AllianceBernstein VPS Value Portfolio

DWS INVESTMENT VIT FUNDS
DWS Small Cap Index VIP

DWS VARIABLE SERIES II
DWS Dreman High Return Equity VIP
DWS Technology VIP


                                                    (CONTINUES ON THE NEXT PAGE)

EATON VANCE VARIABLE TRUST
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Worldwide Health Sciences Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
Fidelity VIP Contrafund(R) PortfoliO
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP Growth & Income Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Mid Cap Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Franklin Small-Mid Cap Growth Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen International Growth Portfolio
Janus Aspen Large Cap Growth Portfolio
Janus Aspen Mid Cap Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)
Oppenheimer Balanced Fund/VA
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Fund VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the financial statements of the Commonwealth Select Separate Account of the Company as of December 31, 2007 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS


The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.45%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                                  UNDERWRITERS


Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest," formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Company has effectively ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs.


The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect that paid lower initial commission amounts but with ongoing annual compensation of up to 1.0% of the Contract's Accumulated Value.


To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.


Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all contracts funded by Commonwealth Annuity Select Separate Account (including contracts not described in the Prospectus) for the years 2005, 2006 and 2007 were $35229.07, $11,808.00 and $3,633,179.19, respectively. No commissions were retained by SDI or VeraVest for sales of all contracts funded by Commonwealth Select Separate Account (including contracts not described in the Prospectus) for the years 2005, 2006 and 2007. No commissions or other compensation was received by Epoch, directly or indirectly, from the Commonwealth Select Separate Account during the Commonwealth Annuity Select Separate Account's last fiscal year.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period                         $ 1.135000

(2) Value of Assets -- Beginning of Valuation Period                             $5,000,000

(3) Excess of Investment Income and Net Gains Over Capital Losses                $    1,675

(4) Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)     0.000335

(5) Annual Charge (one-day equivalent of 1.40% per annum)                          0.000039

(6) Net Investment Rate (4) - (5)                                                  0.000296

(7) Net Investment Factor 1.000000 + (6)                                           1.000296

(8) Accumulation Unit Value -- Current Period (1) x (7)                          $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated

Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment if applicable and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
        ----------------------------------------------------------------
        Accumulated Value determined immediately prior to the withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided in "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS" under DESCRIPTION OF THE CONTRACT in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" (see THE VARIABLE ANNUITY POLICIES).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With 120 Monthly Payments Guaranteed. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                               MINIMUM
  CONTRACT       MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE    INCOME(1)
-----------   ------------   ----------
     10         $162,889       $12,153
     15         $207,892       $17,695

(1)Other fixed annuity options involving a life contingency other than Life Annuity With 120 Monthly Payments Guaranteed are available. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (TO THE POWER OF n) = ERV

     Where: P  = a hypothetical initial payment to the Variable Account of
                 $1,000

            T  = average annual total return

            n  = number of years

           ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF PAYMENT TO   CHARGE AS PERCENTAGE OF NEW
      DATE OF WITHDRAWAL        PURCHASE PAYMENTS WITHDRAWN
      ------------------        ---------------------------
            0 - 1                           6.5%
              2                             6.0%
              3                             5.0%
              4                             4.0%
              5                             3.0%
              6                             2.0%
              7                             1.0%
         More than 7                        0.0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T)(TO THE POWER OF n) = EV

     Where: P = a hypothetical initial payment to the Variable Account of $1,000

            T = average annual total return

            n = number of years

           EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.


PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                               PERFORMANCE TABLES
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2007
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                       FOR YEAR               SINCE
                                                         SUB-ACCOUNT     ENDED            INCEPTION OF
                                                       INCEPTION DATE  12/31/07  5 YEARS   SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                     01/09/06        8.47      N/A       5.88
Goldman Sachs VIT Core Fixed Income Fund                  01/09/06        5.32      N/A       4.01
Goldman Sachs VIT Equity Index Fund                       01/09/06        3.85      N/A       7.05
Goldman Sachs VIT Government Income Fund                  01/09/06        5.84      N/A       4.13
Goldman Sachs VIT Growth Opportunities Fund               01/09/06       17.70      N/A       8.83
Goldman Sachs VIT Mid Cap Value Fund                      01/09/06        1.71      N/A       6.28
Goldman Sachs VIT Money Market Fund                       01/09/06        3.51      N/A       3.37
Goldman Sachs VIT Strategic International Equity Fund     01/09/06        6.35      N/A      10.32
Goldman Sachs VIT Structured U.S. Equity Fund             01/09/06       -3.09      N/A       2.05
AIM V.I. Capital Appreciation Fund                         10/6/00       10.45    11.31      -2.21
AIM V.I. Core Equity Fund                                  10/6/00        6.60    10.17      -1.42
AIM V.I. Dynamics Fund                                     10/6/00       10.62    15.99      -2.99
AIM V.I. Global Health Care Fund                           10/6/00       10.29    10.27       1.07
AIM V.I. Large Cap Growth Fund                             10/6/00       14.02     9.53      -3.00
AIM V.I. Basic Value Fund                                   5/1/02       -0.06    10.69       4.16
AIM V.I. Capital Development Fund                           5/1/02        9.00    15.29       7.54
AllianceBernstein VPS Global Technology Portfolio           5/1/02       18.22    13.66       4.52
AllianceBernstein VPS Growth and Income Portfolio          10/6/00        3.39    11.95       4.51
AllianceBernstein VPS Large Cap Growth Portfolio           2/23/01       12.02    10.06      -0.34
AllianceBernstein VPS Small/Mid Cap Value Portfolio         5/1/02        0.11    14.09       8.61
AllianceBernstein VPS Value Portfolio                       5/1/02       -5.51    10.68       6.08
DWS Small Cap Index VIP                                    10/6/00       -3.27    14.07       5.73
DWS Dreman High Return Equity VIP                          10/6/00       -3.24     8.48       4.84
DWS Technology VIP                                         10/6/00       12.70    10.72      -8.83
Eaton Vance VT Floating-Rate Income Fund                    5/1/01        0.18     1.90       1.31
Eaton Vance VT Worldwide Health Sciences Fund               5/1/01        4.69     7.90       2.28
Fidelity VIP Contrafund(R) Portfolio                       10/6/00       15.95    16.26       6.58
Fidelity VIP Equity-Income Portfolio                        5/1/95        0.11    11.84       5.18
Fidelity VIP Growth Portfolio                               5/1/95       25.19    12.93       5.34
Fidelity VIP Growth & Income Portfolio                     10/6/00       10.56    10.76       2.59
Fidelity VIP High Income Portfolio                          5/1/95        1.35     8.82       0.41
Fidelity VIP Mid Cap Portfolio                             10/6/00       14.01    20.00      11.57
Fidelity VIP Value Strategies Portfolio                     5/1/02        3.97    15.90       8.23
FT VIP Franklin Large Cap Growth Securities Fund            5/1/02        4.74     8.74       3.95
FT VIP Franklin Small Cap Value Securities Fund             5/1/02       -3.75    13.61       7.45
FT VIP Franklin Small-Mid Cap Growth Securities Fund       10/6/00        9.69    12.56      -1.22
FT VIP Mutual Shares Securities Fund                       10/6/00        2.03    12.21       7.90
FT VIP Templeton Foreign Securities Fund                   5/01/02       13.84    17.67      10.60
Janus Aspen Growth and Income Portfolio                    10/6/00        6.93    10.99       0.16
Janus Aspen International Growth Portfolio                 10/6/00       26.23    29.81       8.31
Janus Aspen Large Cap Growth Portfolio                     10/6/00       13.19    11.12      -3.56

                                                                       FOR YEAR               SINCE
                                                         SUB-ACCOUNT     ENDED            INCEPTION OF
                                                       INCEPTION DATE  12/31/07  5 YEARS   SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio                      10/6/00        20.04    18.51      -4.17
MFS(R) Mid Cap Growth Series                               5/1/02         7.98    10.90       3.14
MFS(R) New Discovery Series                                5/1/02         0.82     9.88       3.22
MFS(R) Total Return Series                                 5/1/02         2.48     7.40       4.90
MFS(R) Utilities Series                                    5/1/02        25.77    26.15      18.94
Oppenheimer Balanced Fund/VA                               5/1/02         2.04     8.70       5.59
Oppenheimer Capital Appreciation Fund/VA                   5/1/02        12.26    10.79       4.89
Oppenheimer Global Securities Fund/VA                      5/1/02         4.60    17.58      10.16
Oppenheimer High Income Fund/VA                            5/1/02        -1.86     6.82       4.97
Oppenheimer Main Street Fund(R)/VA                         5/1/02         2.69    10.20       4.86
Pioneer Fund VCT Portfolio                                 5/1/01         3.32    10.51       2.51
Pioneer Real Estate Shares VCT Portfolio                   5/1/01       -20.23    16.56      13.55
T. Rowe Price International Stock Portfolio                5/1/95        11.45    16.67       4.98

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2007
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                       FOR YEAR               SINCE
                                                         SUB-ACCOUNT     ENDED            INCEPTION OF
                                                       INCEPTION DATE  12/31/07  5 YEARS   SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund                      1/9/06         8.47      N/A       5.88
Goldman Sachs VIT Core Fixed Income Fund                   1/9/06         5.32      N/A       4.01
Goldman Sachs VIT Equity Index Fund                        1/9/06         3.85      N/A       7.05
Goldman Sachs VIT Government Income Fund                   1/9/06         5.84      N/A       4.13
Goldman Sachs VIT Growth Opportunities Fund                1/9/06        17.70      N/A       8.83
Goldman Sachs VIT Mid Cap Value Fund                       1/9/06         1.71      N/A       6.28
Goldman Sachs VIT Money Market Fund                        1/9/06         3.51      N/A       3.37
Goldman Sachs VIT Strategic International Equity Fund      1/9/06         6.35      N/A      10.32
Goldman Sachs VIT Structured U.S. Equity Fund              1/9/06        -3.09      N/A       2.05
AIM V.I. Capital Appreciation Fund                        10/6/00        10.45    11.31      -2.21
AIM V.I. Core Equity Fund                                 10/6/00         6.60    10.17      -1.42
AIM V.I. Dynamics Fund                                    10/6/00        10.62    15.99      -2.99
AIM V.I. Global Health Care Fund                          10/6/00        10.29    10.27       1.07
AIM V.I. Large Cap Growth Fund                            10/6/00        14.02     9.53      -3.00
AIM V.I. Basic Value Fund                                  5/1/02        -0.06    10.69       4.16
AIM V.I. Capital Development Fund                          5/1/02         9.00    15.29       7.54
AllianceBernstein VPS Global Technology Portfolio          5/1/02        18.22    13.66       4.52
AllianceBernstein VPS Growth and Income Portfolio         10/6/00         3.39    11.95       4.51
AllianceBernstein VPS Large Cap Growth Portfolio          2/23/01        12.02    10.06      -0.34
AllianceBernstein VPS Small/Mid Cap Value Portfolio        5/1/02         0.11    14.09       8.61
AllianceBernstein VPS Value Portfolio                      5/1/02        -5.51    10.68       6.08
DWS Small Cap Index VIP                                   10/6/00        -3.27    14.07       5.73
DWS Dreman High Return Equity VIP                         10/6/00        -3.24     8.48       4.84
DWS Technology VIP                                        10/6/00        12.70    10.72      -8.83
Eaton Vance VT Floating-Rate Income Fund                   5/1/01         0.18     1.90       1.31
Eaton Vance VT Worldwide Health Sciences Fund              5/1/01         4.69     7.90       2.28
Fidelity VIP Contrafund(R) Portfolio                      10/6/00        15.95    16.26       6.58
Fidelity VIP Equity-Income Portfolio                       5/1/95         0.11    11.84       5.18
Fidelity VIP Growth Portfolio                              5/1/95        25.19    12.93       5.34
Fidelity VIP Growth & Income Portfolio                    10/6/00        10.56    10.76       2.59
Fidelity VIP High Income Portfolio                         5/1/95         1.35     8.82       0.41
Fidelity VIP Mid Cap Portfolio                            10/6/00        14.01    20.00      11.57
Fidelity VIP Value Strategies Portfolio                    5/1/02         3.97    15.90       8.23
FT VIP Franklin Large Cap Growth Securities Fund           5/1/02         4.74     8.74       3.95
FT VIP Franklin Small Cap Value Securities Fund            5/1/02        -3.75    13.61       7.45
FT VIP Franklin Small-Mid Cap Growth Securities Fund      10/6/00         9.69    12.56      -1.22
FT VIP Mutual Shares Securities Fund                      10/6/00         2.03    12.21       7.90
FT VIP Templeton Foreign Securities Fund                   5/1/02        13.84    17.67      10.60
Janus Aspen Growth and Income Portfolio                   10/6/00         6.93    10.99       0.16
Janus Aspen International Growth Portfolio                10/6/00        26.23    29.81       8.31
Janus Aspen Large Cap Growth Portfolio                    10/6/00        13.19    11.12      -3.56
Janus Aspen Mid Cap Growth Portfolio                      10/6/00        20.04    18.51      -4.17
MFS(R) Mid Cap Growth Series                               5/1/02         7.98    10.90       3.14
MFS(R) New Discovery Series                                5/1/02         0.82     9.88       3.22
MFS(R) Total Return Series                                 5/1/02         2.48     7.40       4.90

                                                                       FOR YEAR               SINCE
                                                         SUB-ACCOUNT     ENDED            INCEPTION OF
                                                       INCEPTION DATE  12/31/07  5 YEARS   SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                                    5/1/02        25.77    26.15      18.94
Oppenheimer Balanced Fund/VA                               5/1/02         2.04     8.70       5.59
Oppenheimer Capital Appreciation Fund/VA                   5/1/02        12.26    10.79       4.89
Oppenheimer Global Securities Fund/VA                      5/1/02         4.60    17.58      10.16
Oppenheimer High Income Fund/VA                            5/1/02        -1.86     6.82       4.97
Oppenheimer Main Street Fund(R)/VA                         5/1/02         2.69    10.20       4.86
Pioneer Fund VCT Portfolio                                 5/1/01         3.32    10.51       2.51
Pioneer Real Estate Shares VCT Portfolio                   5/1/01       -20.23    16.56      13.55
T. Rowe Price International Stock Portfolio                5/1/95        11.45    16.67       4.98



YIELD AND EFFECTIVE YIELD - THE GOLDMAN SACHS VIT MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Goldman Sachs VIT Money Market Sub-Account for the seven-day period ended December 31, 2007:

        Yield                3.26%
        Effective Yield      3.31%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.


The Goldman Sachs VIT Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:


      Effective Yield = [ (base period return + 1) (TO THE POWER OF 365/7) ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Commonwealth Annuity Select Separate Account.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2008

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

                                                                  SUCCESSOR  SUCCESSOR
DECEMBER 31,                                                         2007       2006
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $967.2
         and $1,075.4 in 2007 and 2006, respectively)             $   965.7  $ 1,071.1
      Equity securities at fair value (cost of $108.1 and $64.4
         in 2007 and 2006, respectively)                              102.7       65.7
      Policy loans                                                    106.1      117.0
                                                                  ---------  ---------
         Total investments                                          1,174.5    1,253.8
                                                                  ---------  ---------
   Cash and cash equivalents                                           57.4       58.9
   Accrued investment income                                           11.3       12.9
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                    2,070.0    2,174.8
   Value of business acquired (intangible)                            220.4      274.4
   Deferred policy acquisition costs                                  153.3      103.6
   Deferred federal income taxes                                      129.7      157.9
   Derivative instruments receivable                                   29.1        2.8
   Other assets                                                        31.9       15.1
   Separate account assets                                          6,906.7    7,894.5
                                                                  ---------  ---------
         Total assets                                             $10,784.3  $11,948.7
                                                                  =========  =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $ 3,133.2  $ 3,411.0
      Outstanding claims and losses                                     9.2       12.9
      Contractholder deposit funds and other policy liabilities        46.3       53.7
                                                                  ---------  ---------
         Total policy liabilities and accruals                      3,188.7    3,477.6
                                                                  ---------  ---------
   Derivative instruments payable                                      33.7       28.5
   Accrued expenses and other liabilities                              56.4       61.2
   Reinsurance payable                                                 21.4        4.5
   Separate account liabilities                                     6,906.7    7,894.5
                                                                  ---------  ---------
         Total liabilities                                        $10,206.9  $11,466.3
                                                                  ---------  ---------
Commitments and contingencies (Notes 19 and 20)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $     2.5  $     2.5
   Additional paid-in capital                                         416.9      416.9
   Accumulated other comprehensive loss                                (3.2)      (1.2)
   Retained earnings                                                  161.2       64.2
                                                                  ---------  ---------
         Total shareholder's equity                                   577.4      482.4
                                                                  ---------  ---------
         Total liabilities and shareholder's equity               $10,784.3  $11,948.7
                                                                  =========  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

                                                        SUCCESSOR  SUCCESSOR  PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                          2007       2006        2005
-----------------------------------------------------------------------------------------
(In millions)
REVENUES
   Premiums                                               $   --     $   --     $ 36.9
   Universal life and investment product policy fees       239.6      233.0      244.6
   Net investment income                                   137.5      114.5      192.6
   Net realized investment gains/(losses)                    5.9       (7.3)      22.9
   Other income                                             19.9       16.7       33.0
                                                          ------     ------     ------
      Total revenues                                       402.9      356.9      530.0
                                                          ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment
      expenses                                             141.7      105.2      239.4
   Policy acquisition expenses                              52.7       39.0      111.8
   Interest on trust instruments supported by funding
      obligations                                             --         --       19.6
   Losses on derivative instruments                          6.8       46.7        2.3
   Other operating expenses                                 70.1       74.9      148.6
                                                          ------     ------     ------
      Total benefits, losses and expenses                  271.3      265.8      521.7
                                                          ------     ------     ------
      Income before federal income taxes                   131.6       91.1        8.3
                                                          ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                    --         --      (34.1)
   Deferred                                                 34.6       26.2        1.1
                                                          ------     ------     ------
      Total federal income tax expense (benefit)            34.6       26.2      (33.0)
                                                          ------     ------     ------
Net income                                                $ 97.0     $ 64.9     $ 41.3
                                                          ======     ======     ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS. SEE NOTE 5 FOR PROFORMA 2005 SUCCESSOR INCOME STATEMENT.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                          ADDITIONAL            ACCUMULATED OTHER      TOTAL
                                  COMMON    PAID-IN   RETAINED    COMPREHENSIVE    SHAREHOLDER'S
(IN MILLIONS)                     STOCK     CAPITAL   EARNINGS         LOSS            EQUITY
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2005         $2.5    $1,000.0    $130.7        $(21.1)          $1,112.1
Net income                                               41.3                             41.3
Other comprehensive income:
Net unrealized losses                                                 (24.1)             (24.1)
Minimum pension liability                     (38.3)                   24.9              (13.4)
Distribution of subsidiaries                 (385.8)    (72.8)         26.4             (432.2)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 30, 2005       $2.5    $  575.9    $ 99.2        $  6.1           $  683.7
                                   ====    ========    ======        ======           ========
Purchase accounting adjustments              (246.0)    (99.9)         (6.1)            (352.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2005       $2.5    $  329.9    $ (0.7)       $   --           $  331.7
                                   ====    ========    ======        ======           ========
Net income                                               64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                  (1.2)              (1.2)
Capital contribution                           87.0                                       87.0
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2006       $2.5    $  416.9    $ 64.2        $ (1.2)          $  482.4
                                   ====    ========    ======        ======           ========
Net income                                               97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                  (2.0)              (2.0)
                                   ----    --------    ------        ------           --------
BALANCE AT DECEMBER 31, 2007       $2.5    $  416.9    $161.2        $ (3.2)          $  577.4
                                   ====    ========    ======        ======           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                 SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                    2007        2006         2005
----------------------------------------------------------------------------------------------------
(In millions)
Net income                                                         $97.0       $64.9        $41.3
Other comprehensive income (loss):
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                            (3.0)       (2.0)       (84.0)
      Benefit for deferred federal income taxes                      1.0         0.8         29.4
                                                                   -----       -----        -----
   Total available-for-sales securities                             (2.0)       (1.2)       (54.6)
                                                                   -----       -----        -----
   Derivative instruments:
      Net (depreciation) appreciation during the period               --          --         77.8
      (Provision) benefit for deferred federal income taxes           --          --        (27.2)
                                                                   -----       -----        -----
   Total derivative instruments                                       --          --         50.6
                                                                   -----       -----        -----
Net unrealized (depreciation) appreciation                          (2.0)       (1.2)        (4.0)
                                                                   -----       -----        -----
   Minimum pension liability:
      Decrease (increase) in minimum pension liability                --          --         48.0
      (Provision) benefit for deferred federal income taxes           --          --        (16.8)
                                                                   -----       -----        -----
   Total minimum pension liability                                    --          --         31.2
                                                                   -----       -----        -----
Other comprehensive (loss) income                                   (2.0)       (1.2)        27.2
                                                                   -----       -----        -----
Purchase accounting adjustments                                       --          --         (6.1)
                                                                   -----       -----        -----
Comprehensive income                                               $95.0       $63.7        $62.4
                                                                   =====       =====        =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                SUCCESSOR   SUCCESSOR   PREDECESSOR
FOR THE YEARS ENDED DECEMBER 31,                                                   2007        2006        2005
-------------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                    $  97.0    $    64.9    $   41.3
   Adjustments to reconcile net income to net cash used in
      operating activities:
      Net realized investment (gains) losses                                        (5.9)         7.3       (22.9)
      Losses on derivative instruments                                                --           --         0.3
      Non cash derivative activity                                                  (7.4)        28.5          --
      Net accretion of premiums on investment                                        0.7         (0.8)         --
      Net amortization and depreciation                                             52.7         39.0        20.9
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                             --           --        21.1
      Deferred federal income taxes                                                 34.6         26.2         1.1
      Change in deferred acquisition costs                                         (53.0)      (110.0)      163.9
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                    16.9         (2.6)        1.6
      Change in accrued investment income                                            1.6          7.9        19.7
      Change in policy liabilities and accruals, net                              (281.5)     1,053.6      (330.3)
      Change in reinsurance receivable and modified coinsurance                    104.8     (1,362.9)      (84.4)
      Change in expenses and taxes payable                                          (4.4)        (5.6)       16.2
      Other, net                                                                   (17.0)        (5.6)       15.3
                                                                                 -------    ---------    --------
      Net cash used in operating activities                                        (60.9)      (260.1)     (136.2)
                                                                                 -------    ---------    --------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                   773.9      2,206.0     1,561.0
      Proceeds from disposals of equity securities                                    --           --         1.7
      Proceeds from disposals of other investments                                  19.3          0.6        25.7
      Proceeds from mortgages sold, matured or collected                              --           --         9.6
      Purchase of available-for-sale fixed maturities                             (662.4)    (2,012.1)     (686.0)
      Purchase of equity securities                                                (43.7)       (64.4)       (0.1)
      Purchase of other investments                                                (20.3)        (1.4)       (8.8)
      Capital expenditures                                                            --         (1.5)       (7.7)
      Net payments related to margin deposits on derivative instruments               --         (0.1)      (39.7)
      Other investing activities, net                                                 --           --         0.3
                                                                                 -------    ---------    --------
      Net cash provided by investing activities                                     66.8        127.1       856.0
                                                                                 -------    ---------    --------
CASH FLOWS FROM FINANCING ACTIVITIES
      Withdrawals from contractholder deposit funds                                 (7.4)       (17.6)       (1.7)
      Withdrawals from trust instruments supported by funding obligations             --           --      (651.5)
      Change in collateral related to securities lending program                      --           --      (109.6)
      Capital contribution (dividend)                                                 --         86.3      (114.7)
                                                                                 -------    ---------    --------
      Net cash (used in) provided by financing activities                           (7.4)        68.7      (877.5)
                                                                                 -------    ---------    --------
      Net change in cash and cash equivalents                                       (1.5)       (64.3)     (157.7)
      Cash and cash equivalents, beginning of period                                58.9        123.2       280.9
                                                                                 -------    ---------    --------
      Cash and cash equivalents, end of period                                   $  57.4    $    58.9    $  123.2
                                                                                 =======    =========    ========
SUPPLEMENTAL CASH FLOW INFORMATION
      Income tax refunds                                                         $    --    $      --    $   42.5

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). At December 31, 2007, the Company manages blocks of variable annuity, variable universal life and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman
Sachs (see Note 21 - Related Party Transactions). On September 1, 2006, the Company changed its name from Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") to the current name.

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2007 and December 31, 2006. Consequently, the Company experienced decreased amortization of acquisition expenses as compared to historical experience when it was owned by THG. See Note 5 - Proforma, for a proforma income statement containing the changes.

Prior to December 30, 2005, the consolidated accounts of the Company included the accounts of FAFLIC and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In the accompanying financial statements, "predecessor" information includes these subsidiaries, while "successor" information represents the Company on a stand-alone basis and includes purchase accounting adjustments as indicated in
Note 4 - Purchase Accounting.

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities", ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried primarily at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. CLOSED BLOCK

The predecessor Consolidated Statements of Operations include the activity of the FAFLIC Closed Block of participating policies. The FAFLIC Closed Block consists of certain individual life insurance participating policies, individual deferred annuities and supplemental contracts not involving life contingencies, which were in force as of the October 16, 1995 demutualization.

The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block business, are reasonably sufficient to support the Closed Block business.

Following the Transaction, there was no impact to the successor financial statements as the Closed Block remains with FAFLIC.

     C. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and high yield mutual funds. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This is classified as Equity Securities on the Company's balance sheet.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FINANCIAL INSTRUMENTS (CONTINUED)

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3O - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3D - Cash Instruments" and "Note 3E - Derivatives and Hedging Activities" below.

     D. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. The Company does not adjust the quoted price for such instruments, even in situations where the company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The firm generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

Prior to the Transaction, the Company formally documented all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process included linking all derivatives that were designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assessed, both at the hedge's inception and on an ongoing basis, whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of hedged items. When it was determined that a derivative was not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinued hedge accounting prospectively, as discussed below.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. DERIVATIVES AND HEDGING ACTIVITIES (CONTINUED)

The Company discontinued hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedge item, including forecasted transactions;
(2) the derivative expires or is sold, terminated, or exercised; (3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     F. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $37.2 million is held at one financial institution at December 31, 2007.

     G. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. As part of the recording of fair value purchase accounting due to the acquisition of the Company, DAC and DSI were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 16 - Deferred Policy Acquisition Costs for further discussion).

     H. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 15 - Reinsurance for further discussion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis. As part of the recording of purchase accounting due to the acquisition of the Company in 2005, $3.0 million of capitalized assets were written off.

     J. GOODWILL/VALUE OF BUSINESS ACQUIRED ("VOBA")

Goodwill is the cost of an acquired company in excess of the fair value of its identifiable net assets at acquisition date. Relating to the Transaction and in accordance with the provisions of SFAS No. 142, an analysis was done to assign purchase price to the assets and liabilities of the business. The Company recorded a purchase price of $333.3 million as part of the Transaction, including the fair value allocation of other net assets and the establishment of VOBA (See Note 4 - Purchase Accounting). As part of the purchase accounting and the fair value analysis described above, no separate or additional value related to goodwill was recognized.

     K. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 7 - Adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     L. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3 1/2 % to 9 1/2 % for annuities and 3% to 6% for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     M. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 16 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     N. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, The Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3O - New Accounting and Adopted Pronouncements).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," ("SFAS No. 97"). This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company has not adopted SFAS No. 159 for any portion of its business.

     P. ACCOUNTING STANDARDS NOT YET ADOPTED

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities, effective for financial statements issued for fiscal years beginning after November 15, 2008, with early application encouraged. The Company will adopt SFAS No. 161 in the first quarter of 2009. Adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     P. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

In June 2007, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 07-1, "Clarification of the Scope of the Audit and Accounting Guide `Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies." SOP No. 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP SOP No. 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP No. 07-01.

     Q. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 14 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. See Note 3 - Summary of Significant Accounting Policies, for further discussion of Goodwill. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date. At the conclusion of 2007 and 2006, additional balance sheet adjustments were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the year ended December 31, 2007 and December 31, 2006.

                                                    EFFECT OF       EFFECT OF      PROFORMA
                                   DECEMBER 30,  ADJUSTMENTS IN  ADJUSTMENTS IN  DECEMBER 31,
FAIR VALUE                             2005          2006(1)         2007(2)         2005
---------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value    $ 1,391.8       $   --           $  --        $ 1,391.8
Cash and cash equivalents                123.2           --              --            123.2
VOBA                                     318.5        (12.4)           (5.8)           300.3
Other assets at fair value             1,007.5         18.4             5.6          1,031.5
Separate account assets                8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total assets acquired              11,419.3          6.0            (0.2)        11,425.1

Liabilities:
Policyholder account balances          2,436.3          5.3              --          2,441.6
Other liabilities at fair value           72.3           --            (0.4)            71.9
Separate account liabilities           8,578.3           --              --          8,578.3
                                     ---------       ------           -----        ---------
   Total liabilities assumed          11,086.9          5.3            (0.4)        11,091.8

Total purchase price                 $   332.4       $  0.7           $ 0.2        $   333.3
                                     =========       ======           =====        =========

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 11), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
---------------------------------------------
(In millions)
Initial payment of purchase price      $262.0
FAFLIC ceding commission                  8.6
Direct transaction expenses               6.9
Additional deferred purchase price       54.9
Purchase accounting final adjustments     0.9
                                       ------
Total purchase price                   $333.3
                                       ======

5. PROFORMA

On December 30, 2005 two material transactions occurred that are not reflected in the predecessor income statement presented for 2005. The divestiture of all subsidiaries of the Company will cause successor financial statements to be based upon unconsolidated activity. In addition, the establishment of a new fair value balance sheet in accordance with SFAS No. 141, as part of the purchase accounting, will generate certain differences in amortization of VOBA levels in subsequent years.

The 2006 Consolidated Statement of Income reflects the two material transactions described above. The following unaudited pro forma condensed information presents the results of operations for the Company assuming the divestiture of all subsidiaries occurred at December 31, 2004 and that the implications of the push down accounting was reflected in the 2005 income statement. This unaudited proforma information does not necessarily represent what the results would be for future periods, but provides a comparison by which to understand the 2006 changes.

                                                                    (UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,                                        2005                               2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
                                                                                   INCOME
                                                                    REINSURANCE   STATEMENT
                                         PREDECESSOR   DIVESTITURE  OF FAFLIC'S   EFFECT OF  SUCCESSOR  SUCCESSOR
                                            INCOME         OF         VARIABLE    PURCHASE     INCOME    INCOME
                                          STATEMENT   SUBSIDIARIES    BUSINESS   ACCOUNTING  STATEMENT  STATEMENT
-----------------------------------------------------------------------------------------------------------------
Premiums                                    $ 36.9       $ (36.9)      $   --      $   --      $   --    $   --
Universal life and investment product
   policy fees                               244.6         (16.9)        15.9          --       243.6     233.0
Net investment income                        192.6        (113.3)         1.6       (20.0)       60.9     110.5
Realized gains/(losses)                       22.9         (16.0)        (0.3)         --         6.6      (7.3)
Other income                                  33.0         (22.7)         1.4          --        11.7      20.7
                                            ------       -------       ------      ------      ------    ------
Total revenues                               530.0        (205.8)        18.6       (20.0)      322.8     356.9

Policy benefits, claims, losses and LAE      239.4        (106.2)         6.3        13.8       153.3     105.2
VOBA and DAC amortization                    111.8          (6.7)          --       (63.5)       41.6      39.0
Other expenses                               170.5         (63.1)         1.8       (35.2)       74.0     121.6
                                            ------       -------       ------      ------      ------    ------
Total benefits, losses and expenses          521.7        (176.0)         8.1       (84.9)      268.9     265.8
Total federal income tax benefit
   (expense)                                  33.0          (8.6)        (3.7)      (22.7)       (2.0)    (26.2)
                                            ------       -------       ------      ------      ------    ------
Net income (loss)                           $ 41.3       $ (38.4)      $  6.8      $ 42.2      $ 51.9    $ 64.9
                                            ======       =======       ======      ======      ======    ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

6. SIGNIFICANT TRANSACTIONS

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million (See Note 23 - Subsequent Events).

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the balance sheet. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

Effective December 30, 2005 the Company entered into a coinsurance agreement with FAFLIC, a subsidiary of THG. The Company assumed 100% of the FAFLIC variable annuity and variable life book of business. The Company assumed $124.6 million of reserves and paid $8.6 million as a ceding allowance to FAFLIC. As part of this transaction, separate account liabilities were assumed under modified coinsurance terms, and, as such, ownership of the underlying separate accounts is not included in the Company's separate account assets and liabilities.

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however the modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,   2007    2006
------------------------------------------------
(In millions)
Beginning balance                 $237.0  $281.3

Provision for GMDB:
   GMDB expense incurred             6.4    11.5
   Volatility (1)                   13.8    (6.6)
                                  --------------
                                    20.2     4.9

Claims, net of reinsurance:
   Claims from policyholders       (44.6)  (56.3)
   Claims ceded to reinsurers       41.1    55.2
                                  ------  ------
                                    (3.5)   (1.1)

GMDB reinsurance premium           (41.3)  (48.1)
                                  ------  ------
Ending balance                    $212.4  $237.0
                                  ======  ======

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve for the GMDB feature was computed using a risk neutral approach. The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

Starting in 2006, the GMDB reserves were calculated using best estimate, as opposed to risk neutral, scenarios for future projections and reflecting the December 31, 2005 reserve balance derived under purchase accounting. GMDB reserves were adjusted upwards by $229.2 million in 2005 as a result of the Transaction and revaluation based upon purchase accounting assumptions.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2007 and 2006.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2007, volatility assumptions range from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds. For 2006, volatility assumptions ranged from 13% to 32%, varying by equity fund type; 3% for bond funds; and 1% for money market funds.

     -    The mortality assumption is 70% of the 1994 GMDB table.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2008 and 2009 are approximately 14% and 13%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2007 and 2006. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)      2007      2006
--------------------------------------------------------------------------
Net deposits paid
   Account value                                        $  4,239  $    941
   Net amount at risk                                   $     26  $     17
   Average attained age of contractholders                    61        67
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                        $  1,549  $  1,415
   Net amount at risk                                   $     60  $     61
   Average attained age of contractholders                    66        65
Roll-up (net deposits accumulated at a specified rate)
   Account value                                        $     80  $     93
   Net amount at risk                                   $     17  $     19
   Average attained age of contractholders                    78        77
Higher of ratchet or roll-up
   Account value                                        $  4,849  $  5,560
   Net amount at risk                                   $    958  $  1,070
   Average attained age of contractholders                    73        73
                                                        --------  --------
Total of guaranteed benefits categorized above
   Account value                                        $ 10,717  $  8,009
   Net amount at risk                                   $  1,061  $  1,167
   Average attained age of contractholders
      (weighted by account value)                             67        71
Number of contractholders                                213,958   135,057

The above table includes business coinsured from FAFLIC for all years. 2007 includes reinsurance assumed from Protective and Pacific Life at quota share.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2007 was $14.2 million with no benefits paid out. The GMIB liability at December 31, 2006 was $15.2 million with no benefits paid out. In conjunction with the Transaction and the application of SFAS No. 141, the GMIB liability was revalued to $16.5 million at December 31, 2005. Similarly to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2007 reflect bonus interest payments on assumed blocks and are included in other assets in the accompanying balance sheet. The Company did not have any deferred sales inducements at December 31, 2006, and amounts existing at prior to the Transaction were written off in purchase accounting.

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,       2007  2006
-------------------------------------------------
(In millions)
Balance at beginning of year          $  --   $--
Block acquisition                       3.9    --
Acquisition expenses deferred           5.3    --
Amortized to expense during the year   (0.3)   --
                                      -----   ---
Balance at end of year                $ 8.9   $--
                                      =====   ===

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed variable annuity were assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are a recoverable from reinsurers and changes in fair value are not included in other comprehensive income.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2007        2006
-----------------------------------------------------------------
(In millions)
Account value                             $     47.2   $    59.8
Range of guaranteed minimum return rates   2.8 - 6.5%  2.8 - 6.5%

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

7. ADOPTION OF STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

Account balances of these contracts with guaranteed minimum returns were invested in variable separate investment portfolio as follows:

DECEMBER 31,                   2007   2006
------------------------------------------
(In millions)
Asset Type:
   Fixed maturities           $40.8  $36.3
   Cash and cash equivalents   11.5   26.5
                              -----  -----
Total                         $52.3  $62.8
                              =====  =====

8. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                          2007
---------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                                 COST       GAINS      LOSSES     VALUE
---------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                        $204.1      $ 5.2      $   --    $209.3
States and political subdivisions                 16.1        0.2          --      16.3
Corporate fixed maturities                       428.2        2.0       (10.6)    419.6
Mortgage-backed securities                       318.8        3.3        (1.6)    320.5
                                                ------      -----      ------    ------
Total fixed maturities                          $967.2      $10.7      $(12.2)   $965.7
                                                ======      =====      ======    ======
Equity securities                               $108.1      $  --      $ (5.4)   $102.7
                                                ======      =====      ======    ======

DECEMBER 31,                                                           2006
-----------------------------------------------------------------------------------------
                                                            GROSS      GROSS
                                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
                                               COST (1)     GAINS      LOSSES      VALUE
-----------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                       $  335.1     $1.3       $(2.4)    $  334.0
States and political subdivisions                  16.1       --        (0.2)        15.9
Corporate fixed maturities                        372.1      0.5        (2.9)       369.7
Mortgage-backed securities                        352.1      1.0        (1.6)       351.5
                                               --------     -----      ------    --------
Total fixed maturities                         $1,075.4     $2.8       $(7.1)    $1,071.1
                                               ========     =====      ======    ========
Equity securities                              $   64.4     $1.3       $  --     $   65.7
                                               ========     =====      ======    ========

(1) Amortized cost for fixed maturities securities after acquisition purchase accounting.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2007, the amortized cost and fair value of the assets on deposit were $42.4 million and $43.6 million, respectively. At December 31, 2006, the amortized cost and fair value of assets on deposit in New York were $43.0 million and $42.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.2 million and $5.8 million were on deposit with various state and governmental authorities at December 31, 2007 and 2006, respectively. Fair values related to these securities were $6.0 million and $5.7 million at December 31, 2007 and 2006, respectively.

The Company entered into various derivative and other arrangements that required fixed maturities to be pledged as collateral. At December 31, 2007, the Company held $43.4 million compared to $31.5 million held as collateral at December 31, 2006. Corresponding liabilities for these items have also been recorded by the Company. There were no contractual investment commitments at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity. In accordance with SFAS No. 141, the amortized cost of the investments is shown below.

                                         DECEMBER 31,   DECEMBER 31,
                                             2007           2007
                                        AMORTIZED COST   FAIR VALUE
--------------------------------------------------------------------
(In millions)
Due in one year or less                     $ 53.4         $ 53.1
Due after one year through five years        298.7          298.4
Due after five years through ten years       194.7          196.8
Due after ten years                          420.4          417.4
                                            ------         ------
Total                                       $967.2         $965.7
                                            ======         ======

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity and derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative under Derivatives Implementation Group issue B25 ("DIG B25").

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36
("DIG B36").

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

Under THG, an overall risk management strategy incorporating the use of derivative instruments to minimize significant unplanned fluctuations in earnings that were caused by foreign currency, equity market and interest rate volatility was employed. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results were exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, and the British Pound. The Company used foreign currency exchange swaps and futures to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Until August 22, 2005, the Company was also exposed to changes in the equity market due to increases in GMDB reserves that resulted from declines in the equity market. The Company used exchange-traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements. Finally, for the period between August 22, 2005 and December 30, 2005, the closing date of the Transaction, the Company was exposed to changes in its surplus value, which was driven by a combination of equity market and interest rate movements. To economically hedge against fluctuations in the purchase price of the variable life insurance and annuity business, the Company used exchange-traded futures contracts and interest rate swap contracts.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

     C. FAIR VALUE HEDGES

During 2007 and 2006, no fair value hedges were established. In 2005, the Company entered into exchange-traded equity futures contracts to hedge the embedded gains on certain bonds identified to be liquidated to settle the maturity of a particular long-term funding agreement. The Company also entered into cross-currency swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized gains of $2.2 million for the year ended December 31, 2005, reported in net realized investment gains in the Consolidated Statements of Operations. These derivative instruments were determined to be effective hedges in accordance with FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"). All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

     D. CASH FLOW HEDGES

During 2007 and 2006, no cash flow hedges were established. Prior to 2006, the Company entered into cross-currency swaps to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agreed to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also entered into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized no gains or losses in 2005 on ineffective cash flow hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     E. TRADING ACTIVITIES

For 2007, the Company recognized a net loss of $6.8 million on its derivatives. For 2006, the Company recognized a net loss of $46.7 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25.

On August 23, 2005, the Company implemented a new derivative program designed to economically hedge against fluctuations in the purchase price of the variable life insurance and annuity businesses. The Transaction purchase price was determined on December 30, 2005 and was subject to changes in interest rate, equity market, implied equity market volatility and surrender activity. The derivatives were terminated concurrent with the sale closing on December 30, 2005. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

During 2005 the Company recognized net losses of $36.1 million on all trading derivatives. The net loss recognized in 2005 included $13.3 million in losses related to the derivatives used to economically hedge the purchase price and were reflected within other operating expenses in the Consolidated Statements of Operations. Additionally, the net loss in 2005 included $19.6 million of net losses representing the ineffectiveness on equity-linked swap contracts, which were recorded within other income in the Consolidated Statements of Operations.

Further, the 2005 net loss also included a $2.3 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which was reported in losses on derivative instruments in the Consolidated Statements of Operations. Finally, the 2005 net loss included $0.9 million in losses recorded within other operating expenses in the Consolidated Statements of Operations related to the GMDB hedges.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     F. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                                EQUITY
                                                                 FIXED      SECURITIES AND
DECEMBER 31,                                                MATURITIES (1)     OTHER (2)     TOTAL
--------------------------------------------------------------------------------------------------
(In millions)
2007
Net (depreciation) appreciation, beginning of year              $ (2.0)          $ 0.8      $ (1.2)
                                                                ------           -----      ------
     Net appreciation (depreciation) on available-for-sale
        securities and derivative instruments                      2.8            (6.7)       (3.9)
     Net appreciation from the effect on value of business
        acquired and on policy liabilities                         0.9              --         0.9
     (Provision) benefit for deferred federal income taxes        (1.3)            2.3         1.0
                                                                ------           -----      ------
                                                                   2.4            (4.4)       (2.0)
                                                                ------           -----      ------
Net appreciation (depreciation), end of year                       0.4            (3.6)       (3.2)
                                                                ======           =====      ======
2006
Net appreciation, beginning of year                             $   --           $  --      $   --
                                                                ------           -----      ------
     Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                     (4.3)            1.3        (3.0)
     Net depreciation from the effect on value of business
        acquired and on policy liabilities                         1.0              --         1.0
     Benefit (provision) for deferred federal income taxes         1.3            (0.5)        0.8
                                                                ------           -----      ------
                                                                  (2.0)            0.8        (1.2)
                                                                ------           -----      ------
Net (depreciation) appreciation, end of year                    $ (2.0)          $ 0.8      $ (1.2)
                                                                ======           =====      ======
2005
Net appreciation, beginning of year                             $  5.7           $ 4.4      $ 10.1
                                                                ------           -----      ------
     Net depreciation on available-for-sale
        securities and derivative instruments                    (60.2)           (6.8)      (67.0)
     Net appreciation from the effect on deferred
        policy acquisition costs and on policy liabilities        60.8              --        60.8
     (Provision) benefit for deferred federal income taxes        (0.2)            2.4         2.2
                                                                ------           -----      ------
                                                                   0.4            (4.4)       (4.0)
     Purchase accounting adjustment                               (6.1)             --        (6.1)
                                                                ------           -----      ------
Net appreciation, end of year                                   $   --           $  --      $   --
                                                                ======           =====      ======

(1) FIXED MATURITIES INCLUDE AFTER-TAX NET APPRECIATION (DEPRECIATION) ON DERIVATIVE INSTRUMENTS OF $0.0 MILLION, $0.0 MILLION AND $50.5 MILLION IN 2007, 2006 AND 2005, RESPECTIVELY.

(2) THERE WAS NO AFTER TAX APPRECIATION (DEPRECIATION) ON EQUITY SECURITIES AND OTHER INVESTED ASSETS IN 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                               2007
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                               $ (1.7)   $ 66.7            28
   7-12 months                                (9.5)    190.9            43
   Greater than 12 months                     (1.0)     19.7             7
                                            ------    ------           ---
Total investment grade fixed maturities     $(12.2)   $277.3            78
                                            ------    ------           ---
Below investment grade fixed maturities:    $   --    $   --            --
                                            ------    ------           ---
Total fixed maturities                      $(12.2)   $277.3            78
                                            ------    ------           ---
Equity securities:
0-6 months                                  $ (5.4)   $102.7             1
                                            ------    ------           ---
Total equity securities                     $ (5.4)   $102.7             1
                                            ------    ------           ---

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

DECEMBER 31,                                               2006
-----------------------------------------------------------------------------------
(In millions)                                GROSS                  NUMBER OF
                                          UNREALIZED   FAIR   SECURITIES WITH GROSS
                                            LOSSES     VALUE    UNREALIZED LOSSES
-----------------------------------------------------------------------------------
Investment grade fixed maturities (1):

   0-6 months                               $ (3.9)   $489.3             70
   7-12 months                                (3.2)    350.8             84
   Greater than 12 months                       --        --             --
                                            ------    ------            ---
Total investment grade fixed maturities     $ (7.1)   $840.1            154
                                            ------    ------            ---

Below investment grade fixed maturities:
    0-6 months                              $   --    $  2.1              1
                                            ------    ------            ---
Total below investment grade fixed
   maturities                                   --       2.1              1
                                            ------    ------            ---
Total fixed maturities                      $ (7.1)   $842.2            155
                                            ======    ======            ===

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $2.4 million at December 31, 2006.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to maturity; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

8. INVESTMENTS (CONTINUED)

     G. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

     H. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,                            2007  2006
--------------------------------------------------
(In millions)
Issuer Name:
U.S. Treasury                             --  65.8
GS High Yield Fund                     102.7  64.4
Federal Home Loan Bank                    --  60.7
Federal Home Loan Bank                    --  56.0
Federal National Mortgage Association     --  49.4

9. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                  2007    2006    2005
-----------------------------------------------------------------------
(In millions)
Fixed maturities                                 $ 53.3  $ 59.9  $179.5
Equity securities                                   7.7     4.4     0.1
Mortgage loans                                       --      --     5.5
Policy loans                                        7.5     9.2    17.2
Derivatives                                          --      --   (10.8)
Other long-term investments                          --      --     1.9
Short-term investments and miscellaneous income    71.9    43.9     5.0
                                                 ------  ------  ------
   Gross investment income                        140.4   117.4   198.4
Less investment expenses                           (2.9)   (2.9)   (5.8)
                                                 ------  ------  ------
Net investment income                            $137.5  $114.5  $192.6
                                                 ======  ======  ======

The Company had no fixed maturities on non-accrual status at December 31, 2007, 2006 or 2005. The Company had no mortgage loans on non-accrual status at December 31, 2005.

The Company does not have any mortgage loan investments at December 31, 2007 or December 31, 2006. There were no mortgage loans which were non-income producing at December 31, 2005. The Company had no fixed maturities which were non-income producing at December 31, 2007 or December 31, 2006.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2005.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,         2007    2006   2005
-------------------------------------------------------------
(In millions)

Fixed maturities                         $4.1   $(7.3)  $20.8
Mortgage Loans                             --      --     0.3
Derivatives                                --      --     2.2
Other investments                         1.8      --    (0.4)
                                         ----   -----   -----
Net realized investment gains/(losses)   $5.9   $(7.3)  $22.9
                                         ====   =====   =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                     VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,       SALES       GAINS   LOSSES
-----------------------------------------------------------------
(In millions)

2007
Fixed maturities                      $  773.9     $ 5.7    $ 1.6

2006
Fixed maturities                      $2,213.8     $ 3.3    $10.6

2005
Fixed maturities                      $  933.7     $22.6    $ 9.0
Equity securities                          1.7        --       --

The Company recognized no other-than-temporary impairments on fixed maturities in 2007 and 2006 respectively. There was $5.3 million in 2005 related to other-than-temporary impairments of fixed maturities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

9. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains (losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                                   2007    2006    2005
--------------------------------------------------------------------------------------------------------
(In millions)

Unrealized  (depreciation) appreciation on available-for-sale securities:
Unrealized holding losses arising during period, (net of income tax benefit of
   $0.7, $3.3 and $22.4 million in 2007, 2006 and 2005)                           $(1.4)  $(5.9)  $(41.7)
Less: reclassification adjustment for gains (losses) included in net income
   (net of income tax expense (benefit) of $0.3, $(2.5) and $7.0 million in
   2007, 2006 and 2005)                                                             0.6    (4.7)    12.9
                                                                                  -----   -----   ------
Total available-for-sale securities                                                (2.0)   (1.2)   (54.6)
                                                                                  -----   -----   ------
Unrealized depreciation on derivative instruments:
Unrealized holding (losses) gains arising during period, (net of income tax
   (benefit) expense of $0.0, $0.0 and $(20.9) million in 2007, 2006 and 2005)      --      --     (38.8)
Less: reclassification adjustment for (losses) gains included in net income
   (net of income tax (benefit) expense of $0.0, $0.0 and $(48.1) million in
   2007, 2006 and 2005)                                                             --      --     (89.4)
                                                                                  -----   -----   ------
Total derivative instruments                                                        --      --      50.6
                                                                                  -----   -----   ------
Net unrealized (depreciation) appreciation on available-for-sale securities and
   derivative instruments                                                         $(2.0)  $(1.2)  $ (4.0)
                                                                                  =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2007                  2006
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING      FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE      VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $   57.4   $   57.4   $   58.9   $   58.9
   Fixed maturities                                       965.7      965.7    1,071.1    1,071.1
   Equity securities                                      102.7      102.7       65.7       65.7
   Policy loans                                           106.1      106.1      117.0      117.0
   Derivative instruments receivable                       29.1       29.1        2.8        2.8
   Separate account assets                              6,906.7    6,906.7    7,894.5    7,894.5
                                                       --------   --------   --------   --------
                                                       $8,167.7   $8,167.7   $9,210.0   $9,210.0
                                                       ========   ========   ========   ========
Financial Liabilities
   Derivative instruments payable                      $   33.7   $   33.7   $   28.5   $   28.5
   Supplemental contracts without life contingencies       27.4       27.4       32.5       32.5
   Other individual contract deposit funds                 20.7       20.7       23.7       23.7
                                                       --------   --------   --------   --------
                                                       $   81.8   $   81.8   $   84.7   $   84.7
                                                       ========   ========   ========   ========

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2007. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31,                            LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       --------    ------    -----    --------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       ========    ======    =====    ========
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       --------    ------    -----    --------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       ========    ======    =====    ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

10. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2007. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2007. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $31.5 million for the year ended December 2007.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total financial assets at fair value classified within level 3 were $3.7 million as of December 31, 2007. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

                                                     LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     ----------------------------------------
                                                             CASH
                                                         INSTRUMENTS   DERIVATIVE    TOTAL
DECEMBER 31,                                               - ASSETS     CONTRACTS   LOSSES
---------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                               $ 3.7        $  0.5       N/A
   Realized (losses)                                         (0.1)           --      (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date            0.1         (31.6)    (31.5)
   Purchases, issuances and settlements                        --          11.1       N/A
                                                            -----        ------
   Balance, end of year                                     $ 3.7        $(20.0)
                                                            =====        ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,        2007    2006    2005
-------------------------------------------------------------
(In millions)
Federal income tax expense (benefit)
   Current                             $  --   $  --   $(34.1)
   Deferred                             34.6    26.2      1.1
                                       -----   -----   ------
Total                                  $34.6   $26.2   $(33.0)
                                       =====   =====   ======

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                      2007    2006    2005
-------------------------------------------------------------------------------------------
(In millions)
Expected federal income tax expense                                  $46.1   $31.9   $  2.9
   Prior years' federal income tax adjustment                         (1.1)     --     (9.4)
   Change in estimates for prior years dividend received deduction      --      --    (12.9)
   Dividend received deduction                                        (8.2)   (8.2)   (10.0)
   Tax credits                                                        (0.5)   (1.1)    (6.2)
   Valuation allowance                                                (1.7)    3.6       --
   Changes in other tax estimates                                       --      --      5.6
   Other, net                                                           --      --     (3.0)
                                                                     -----   -----   ------
Federal income tax expense (benefit)                                 $34.6   $26.2   $(33.0)
                                                                     =====   =====   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                       2007      2006
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 141.4   $ 171.1
   Deferred acquisition costs       22.4      34.5
   Tax credit carryforwards          7.8       7.8
   Loss carryforwards               63.0      69.8
   Investments, net                  9.3       5.1
   Ceding commission                23.8      27.6
   Deferred compensation             0.8       0.5
   Other, net                        9.0      17.9
                                 -------   -------
   Subtotal deferred tax asset     277.5     334.3
      Valuation allowance          (17.6)    (31.6)
                                 -------   -------
Total deferred tax asset, net    $ 259.9   $ 302.7
                                 -------   -------
Deferred tax liability
   VOBA                          $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax liability     $(130.2)  $(144.8)
                                 -------   -------
Total deferred tax asset, net    $ 129.7   $ 157.9
                                 =======   =======

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $277.5 million and $334.3 million at December 31, 2007 and 2006, respectively. Gross deferred income tax liabilities totaled approximately $130.2 million and $144.8 million at December 31, 2007 and 2006, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2007 deferred tax asset is due to limitations under
Section 382 of the Internal Revenue Code against certain tax benefits. If the tax benefits established at the inception of the Transaction offset currently by the valuation allowance were to be subsequently realized, the entire benefit would reduce intangible assets. Any adjustment to the valuation allowance for events subsequent or unrelated to the Transaction would be realized through the income statement. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2007, there are available foreign tax credit carryforwards of $7.8 million which will expire beginning in 2013. At December 31, 2007, the Company has net operating loss carryforwards of $144.9 million and capital loss carryforwards of $35.2 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $127.3 million of net operating and capital loss carryforwards.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

11. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Stock Purchase Agreement. However, the tax attributes carried over from THG are not guaranteed under the Stock Purchase Agreement, and accordingly, such attributes may be adjusted in the future. At the end of 2007, THG disclosed an audit adjustment of approximately $7.5 million to the company's pre-acquisition net operating loss balance. As a result, the Company has reduced the gross net operating loss carryforward by $21.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3O - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2007 through December 31, 2007. The Company's tax return is ineligible for consolidation in the Goldman Sachs Group until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

12. PENSION AND OTHER POST RETIREMENT BENEFITS

DEFINED BENEFIT PLANS

Goldman Sachs maintains a defined benefit pension plan for substantially all US employees hired prior to November 1, 2003. As of November 2004, this plan has been closed to new participants and no further benefits will be accrued to existing participants. The Company and its employees are not members of a Goldman Sachs sponsored pension program and the December 31, 2007 and 2006 balance sheets contain no pension liabilities and no postretirement benefit liabilities.

Prior to the Transaction and prior to 2005, FAFLIC, a subsidiary of AFLIAC through December 30, 2005, provided retirement benefits to substantially all of its employees under defined benefit pension plans. These plans were based on a defined benefit cash balance formula, whereby the Company annually provided an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees who had met specified age and service requirements as of December 31, 1994, were eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans was to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

As a result of the Transaction, the Company is no longer required to contribute any funds to the benefit plans, nor is it required to make any benefit payments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

12. PENSION AND OTHER POST RETIREMENT BENEFITS (CONTINUED)

DEFINED CONTRIBUTION PLANS

The Company participates in the Goldman Sachs employee-sponsored defined contribution plans for the employees of the Company. The Company matches a portion of employees' annual contributions. Matching contributions vest after three years of service. The Company incurred expenses relating to the defined contribution plan of $0.1 million for the years ended December 31, 2007 and 2006 respectively. FAFLIC, a subsidiary of the Company through December 30, 2005, also provided a defined contribution 401(k) plan for its employees, whereby the Company matched employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. Effective January 1, 2005, the Company enhanced its 401(k) plan to match 100% of employees' 401(k) plan contributions up to 5% of eligible compensation. During 2005, the expense for this matching provision was $11.5 million, of which $10.2 million was allocated to its affiliates. In addition to this matching provision, the Company made an annual contribution to employees' accounts equal to 3% of the employee's eligible compensation. This annual contribution was made regardless of whether the employee contributed to the plan, as long as the employee was employed on the last day of the year. The cost for this additional contribution was $8.3 million for 2005, of which $7.3 million was allocated to affiliated companies.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,             2007   2006    2005
----------------------------------------------------------------
(In millions)

Service cost                                 $--    $--    $ 0.4
Interest cost                                 --     --      3.2
Recognized net actuarial loss                 --     --      0.4
Amortization of prior service cost            --     --     (5.5)
                                             ---    ---    -----
Net periodic postretirement (benefit) cost   $--    $--    $(1.5)
                                             ===    ===    =====

The Company allocated approximately $(0.7) million of the net periodic postretirement (benefit) cost to its affiliated companies in 2005.

     ASSUMPTIONS

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates in each year would have the following effects:

                                                           1-PERCENTAGE POINT   1-PERCENTAGE POINT
                                                                INCREASE             DECREASE
--------------------------------------------------------------------------------------------------
(In millions)
Effect on total of service and interest cost during 2005          $0.1                $(0.1)

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $116.3 million at December 31, 2007. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $466.8 million at December 31, 2007 for the Company. The Company's CAL RBC ratio of 401% is eight times greater than the level at which the Commissioner could be authorized to take an insurer into receivership.

There were no dividends declared by the Company to Goldman Sachs in 2007 and 2006. In 2005, in connection with the Transaction and with permission from the Commissioner, the Company distributed FAFLIC and its other non-insurance subsidiaries to THG.

14. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

At December 31, 2007, the gross carrying amount and accumulated amortization of VOBA was $300.3 million and $81.6 million, respectively.

VOBA is adjusted for amounts relating to unrealized investment gains and losses. This adjustment, net of tax, is included with unrealized investment gains and losses that are recorded in accumulated other comprehensive loss. VOBA was increased by $0.9 million at December 31, 2007 and $0.8 million at December 31, 2006 to account for unrealized investment losses. On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see
Note 15 - Reinsurance).

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

14. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Estimated future amortization of VOBA as of December 31, 2007 is as follows:

(In millions)
2008                  $ 37.2
2009                    30.1
2010                    24.1
2011                    19.1
2012                    15.1
2013 and thereafter     94.8
                      ------
Total                 $220.4
                      ======

15. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed. The Company has evaluated the applicability of DIG B25 to products assumed from Pacific Life and an embedded derivative requiring bifurcation has been identified. A liability of $8.3 million as at December 31, 2007 is reflected on the balance sheet. The assumed general account reserves as of December 31, 2007 were approximately $61.5 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As at December 31, 2007 the Company ceded reserves of $46.7 million.

On July, 1, 2006, the Company assumed on a modified coinsurance basis, 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and a liability of $22.8 million and an asset of $0.5 million as of December, 31 2007 and December, 31 2006 respectively is reflected on the balance sheet. As at December 31, 2007, the Company assumed reserves of $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $83.7 million and $96.5 million as of December 31, 2007 and December 31, 2006 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

15. REINSURANCE (CONTINUED)

B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including non core traditional life and health business; the largest being a universal life insurance treaty representing reinsurance recoverables of $475.5 million and $506.0 million at December 31, 2007 and 2006, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                    2007     2006     2005
---------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
      Direct                                       $ 18.3   $ 19.4   $ 72.8
      Assumed                                          --       --      0.3
      Ceded                                         (18.3)   (19.4)   (36.2)
                                                   ------   ------   ------
Net premiums                                       $   --   $   --   $ 36.9
                                                   ======   ======   ======
Life and accident and health insurance and other
   individual policy benefits, claims, losses
   and loss adjustment expenses:
      Direct                                       $100.8   $109.2   $289.1
      Assumed                                        60.6     34.4     (1.7)
      Ceded                                         (19.7)   (38.4)   (48.0)
                                                   ------   ------   ------
Net policy benefits, claims, losses and loss
   adjustment expenses                             $141.7   $105.2   $239.4
                                                   ======   ======   ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

16. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,       2007    2006     2005
-------------------------------------------------------------
(In millions)
Balance at beginning of year          $103.6  $   --  $ 694.1
Block acquisition                       24.2   106.7       --
Subsidiary adjustment                     --      --    (35.0)
Acquisition expenses deferred           28.8     3.3      0.7
Amortized to expense during the year    (3.3)   (6.4)  (112.4)
Adjustment to equity during the year      --      --      9.3
Purchase accounting adjustment            --      --   (556.7)
                                      ------  ------  -------
Balance at end of year                $153.3  $103.6  $    --
                                      ======  ======  =======

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired the variable annuity business of CILAC, whose booked of business was subsequently merged into Protective during 2007, through a modified coinsurance agreement, resulting in an initial DAC asset of $106.7 million upon contract date. Activity of $3.3 million related to deferral of acquisition expenses and amortization of $6.4 million, resulting in a $103.6 million DAC asset at December 31, 2006.

In accordance with SFAS No. 141, the Company revalued its DAC asset to zero as of December 30, 2005 under purchase accounting. As such, any assets related to deferred policy acquisition costs relate to transactions occurring in 2007 and 2006.

17. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $228.0 million and $233.5 million at December 31, 2007 and 2006, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $227.9 million and $233.6 million at December 31, 2007 and 2006 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

18. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME, AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
State licenses (intangible asset)  $ 2.6  $ 2.6
Accounts receivable                  5.8    7.1
Deferred sales inducements           8.9     --
Miscellaneous assets                14.6    5.4
                                   -----  -----
Total other assets                 $31.9  $15.1
                                   =====  =====

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2007   2006
-----------------------------------------------
(In millions)
Payables in process                $26.9  $39.4
Policyholder liabilities            11.9    5.5
Accrued expenses                     8.9   10.1
Miscellaneous liabilities            8.7    6.2
                                   -----  -----
Total accrued expenses and other
   liabilities                     $56.4  $61.2
                                   =====  =====

Other income consists of the following:


DECEMBER 31,            2007   2006   2005
------------------------------------------
(In millions)
Asset management fees  $17.4  $15.4  $29.4
Miscellaneous income     2.5    1.3    3.6
                       -----  -----  -----
Total other income     $19.9  $16.7  $33.0
                       =====  =====  =====

Other operating expenses consist of the following:

DECEMBER 31,                         2007   2006   2005
--------------------------------------------------------
(In millions)
Taxes, licenses & fees              $ 2.5  $ 3.2  $ 16.1
Commission expense                   21.3   19.5    21.0
Management and administrative fees   29.9   23.8      --
Salaries & benefits                   7.9    5.1    49.6
Processing & operational services     1.8   12.9    12.7
Legal & auditing                      3.5    1.3     5.9
Loss on GMDB hedging                   --     --    14.2
Miscellaneous operating expenses      3.2    9.1    29.1
                                    -----  -----  ------
Total other operating expenses      $70.1  $74.9  $148.6
                                    =====  =====  ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS

The Company was allocated certain rental expenses, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.1 million for 2007 and 2006, respectively. Prior to the Transaction, the Company was allocated rental expenses of $0.6 million in 2005. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company did enter into a lease agreement for the Elgin, IL premise. As of December 31, 2007, lease commitments relating to the Elgin, IL were $60.5 thousand for 2008 to 2010 inclusive.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

19. COMMITMENTS (CONTINUED)

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008 TAG will act as third party administrator for the Company's fixed block of business, utilizing a PDMA platform.

As of December 31, 2007, the purchase commitments relating to agreements with Se2, TAG and PDMA were as follows:

(in millions)
    2008                 $12.2
    2009                  11.3
    2010                  10.6
    2011                   9.7
    2012                   9.0
    2013 and thereafter   24.3
                         -----
    Total                $77.1
                         =====

20. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.3 million in favor of the plaintiffs, both parties have appealed. The outcome of this matter is not expected to be material to the Company's annual results of operations or financial position. In addition, THG has agreed to indemnify the Company and Goldman Sachs with respect to this litigation for amounts over $250,000. The Company released $0.2 million to THG for the year 2007 related to this litigation, leaving $0.1 million to cover

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

20. CONTINGENCIES (CONTINUED)

current and estimated future contingent liabilities. THG, on behalf of the Company, continues to vigorously defend this matter, and regards plaintiffs' claims for lost trading profits as being speculative and, in any case, subject to an obligation to mitigate damages. In February 2008, the Court of Appeals vacated the $1.1 million verdict. Plaintiffs may appeal, but it is unlikely that the Court of Appeals will hear the case en banc or that the Supreme Court of the United States will take the case.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which currently include investigations relating to "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. In February 2006, THG reached a settlement agreement with the SEC regarding its investigation related to "market timing", "revenue sharing" and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

21. RELATED PARTY TRANSACTIONS

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.1 million for 2007 for these services. The Company performs certain administrative services on its behalf. No income was generated for the year ended December 31, 2007.

The Company has a management services agreement with its affiliate, Goldman Sachs & Co ("GSCO"). Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.0 million and $3.8 million in 2007 and 2006 respectively, for these services. These amounts are shown within other operating expenses.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $10.2 million and expense of $47.4 million, for 2007 and 2006 respectively, due to mark to market of the positions. During 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $9.5 million for 2007.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.6 million and $2.1 million in 2007 and 2006, respectively. No expense was generated for the year ended December 31, 2005.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company. This resulted in revenue of $6.9 million and $7.0 million for the years ended December 31, 2007 and December 31, 2006.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2007 the Company ceded reserves of $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSU's) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSU's require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.7 million and $1.5 million relating to RSU's for the years ended December 31, 2007 and December 31, 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

21. RELATED PARTY TRANSACTIONS (CONTINUED)

Prior to the Transaction, the Company provided, through its wholly-owned subsidiary FAFLIC, management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions to affiliates. These entities ceased to be affiliates as of December 30, 2005 and effectively on that date the Company stopped providing these services. Amounts charged by the Company to its affiliates in periods prior to the Transaction for services were based on full cost including all direct and indirect overhead costs that amounted to $165.7 million in 2005. Net amounts due from predecessor affiliates for accrued expenses and various other liabilities and receivables was $0.4 million at December 31, 2006. There were no amounts due from affiliates at December 31, 2007.

22. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                            (UNAUDITED)
                                                2007      2006    2005
----------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $ 58.2    $(35.5) $ (2.3)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $461.4    $368.9  $374.1

23. SUBSEQUENT EVENTS

Effective January 1, 2008, the Company assumption reinsured the book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML is currently in rehabilitation under the governance of the State of Pennsylvania, and the Company will have no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

On October 31, 2007, the Company signed a third party administrator agreement with TAG and an application service provider agreement with PDMA. Commencing January 1, 2008 TAG began to provide administration for the Company's block of traditional insurance business reinsured from FML, utilizing a PDMA platform to administer the block.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

In the first quarter of 2008, Epoch replaced Security Distributors, Inc. ("SDI") as principal underwriter for several of the Company's previously issued variable products. However, SDI remains the principal underwriter of several previously issued variable annuity products.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2007

23. SUBSEQUENT EVENTS (CONTINUED)

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty will be disposed. The recapture of the Pacific Life block will result in a settlement receivable of $25.5 million with a subsequent reduction in policyholder liabilities and DAC.

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company at December 31, 2007, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 31, 2008

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                  AIM V.I.      AIM V.I.       AIM V.I.      AIM V.I.
                                                    BASIC        CAPITAL       CAPITAL         CORE       AIM V.I.
                                                    VALUE     APPRECIATION   DEVELOPMENT      EQUITY      DYNAMICS
                                                    FUND          FUND          FUND           FUND         FUND
                                                  SERIES II     SERIES I      SERIES II      SERIES I     SERIES I
                                                   SHARES        SHARES        SHARES         SHARES       SHARES
                                                 ----------   ------------   -----------   -----------   ----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                               $7,129,011    $9,188,444    $ 1,807,951   $13,087,250   $3,891,175
                                                 ----------    ----------    -----------   -----------   ----------
      Total assets                                7,129,011     9,188,444      1,807,951    13,087,250    3,891,175

LIABILITIES:                                             --            --             --            --           --
                                                 ----------    ----------    -----------   -----------   ----------
      Net assets                                 $7,129,011    $9,188,444    $ 1,807,951   $13,087,250   $3,891,175
                                                 ==========    ==========    ===========   ===========   ==========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward         $5,670,376    $6,814,813    $ 1,409,035   $10,020,574   $3,209,437
   Commonwealth Annuity Select Acclaim            1,455,624     2,373,631        398,916     3,066,676      681,738
   Commonwealth Annuity Optim-L                       3,011            --             --            --           --
                                                 ----------    ----------    -----------   -----------   ----------
                                                 $7,129,011    $9,188,444    $ 1,807,951   $13,087,250   $3,891,175
                                                 ==========    ==========    ===========   ===========   ==========
Investments in shares of the Underlying Funds,
   at cost                                       $6,715,945    $6,408,355    $ 1,626,587   $10,788,972   $2,464,265
Underlying Fund shares held                         564,898       312,851         97,569       449,579      202,244

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007           4,500,252     8,012,487        933,217    11,116,060    3,998,955
   Net asset value per unit, December 31, 2007   $ 1.260013    $ 0.850524    $  1.509868   $  0.901450   $ 0.802569

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007           1,151,968     2,566,162        263,453     3,189,241      723,351
   Net asset value per unit, December 31, 2007   $ 1.263598    $ 0.924973    $  1.514181   $  0.961569   $ 0.942472

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007               1,885            --             --            --           --
   Net asset value per unit, December 31, 2007   $ 1.597063    $       --    $        --   $        --   $       --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                   AIM V.I.                    ALLIANCE-       ALLIANCE-       ALLIANCE-
                                                   GLOBAL        AIM V.I.    BERNSTEIN VPS   BERNSTEIN VPS   BERNSTEIN VPS
                                                 HEALTH CARE    LARGE CAP       GLOBAL          GROWTH         LARGE CAP
                                                    FUND       GROWTH FUND    TECHNOLOGY      AND INCOME         GROWTH
                                                  SERIES I      SERIES I       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                   SHARES        SHARES         CLASS B         CLASS B         CLASS A
                                                 -----------   -----------   -------------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                               $ 6,058,712   $11,660,657    $ 1,930,842     $58,073,625     $26,496,390
                                                 -----------   -----------    -----------     -----------     -----------
      Total assets                                 6,058,712    11,660,657      1,930,842      58,073,625      26,496,390

LIABILITIES:                                              --            --             --              --              --
                                                 -----------   -----------    -----------     -----------     -----------
      Net assets                                 $ 6,058,712   $11,660,657    $ 1,930,842     $58,073,625     $26,496,390
                                                 ===========   ===========    ===========     ===========     ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward         $ 4,452,322   $ 9,087,465    $ 1,660,082     $43,954,930     $26,496,390
   Commonwealth Annuity Select Acclaim             1,606,390     2,573,192        270,760      14,118,695              --
   Commonwealth Annuity Optim-L                           --            --             --              --              --
                                                 -----------   -----------    -----------     -----------     -----------
                                                 $ 6,058,712   $11,660,657    $ 1,930,842     $58,073,625     $26,496,390
                                                 ===========   ===========    ===========     ===========     ===========
Investments in shares of the Underlying Funds,
   at cost                                       $ 4,463,036   $ 9,166,681    $ 1,660,805     $47,738,626     $26,581,676
Underlying Fund shares held                          251,817       735,689         95,068       2,187,331         865,612

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            4,123,494    11,326,441      1,291,794      31,950,468      28,542,886
   Net asset value per unit, December 31, 2007   $  1.079745   $  0.802323    $  1.285099     $  1.375721     $  0.928301

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007            1,412,457     2,989,154        210,116      10,042,446              --
   Net asset value per unit, December 31, 2007   $  1.137302   $  0.860843    $  1.288623     $  1.405902     $        --

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                   --            --             --              --              --
   Net asset value per unit, December 31, 2007   $        --   $        --    $        --     $        --     $        --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                   ALLIANCE-       ALLIANCE-
                                                 BERNSTEIN VPS   BERNSTEIN VPS     ALLIANCE-         DWS
                                                   LARGE CAP       SMALL/MID     BERNSTEIN VPS      DREMAN         DWS
                                                     GROWTH        CAP VALUE         VALUE       HIGH RETURN    SMALL CAP
                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO      EQUITY VIP    INDEX VIP
                                                    CLASS B         CLASS B         CLASS B        CLASS A       CLASS A
                                                 -------------   -------------   -------------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $10,654,879      $8,569,226      $6,934,684    $ 6,404,090   $10,056,912
                                                  -----------      ----------      ----------    -----------   -----------
      Total assets                                 10,654,879       8,569,226       6,934,684      6,404,090    10,056,912

LIABILITIES:                                               --              --              --             --            --
                                                  -----------      ----------      ----------    -----------   -----------
      Net assets                                  $10,654,879      $8,569,226      $6,934,684    $ 6,404,090   $10,056,912
                                                  ===========      ==========      ==========    ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $ 4,628,028      $7,055,119      $5,188,296    $ 5,163,570   $ 7,787,415
   Commonwealth Annuity Select Acclaim              6,025,920       1,514,107       1,746,388      1,240,520     2,269,497
   Commonwealth Annuity Optim-L                           931              --              --             --            --
                                                  -----------      ----------      ----------    -----------   -----------
                                                  $10,654,879      $8,569,226      $6,934,684    $ 6,404,090   $10,056,912
                                                  ===========      ==========      ==========    ===========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $ 8,319,954      $8,339,341      $7,080,818    $ 6,665,858   $ 9,804,283
Underlying Fund shares held                           355,637         503,184         502,878        444,728       683,679

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007             4,736,799       4,416,499       3,713,175      3,668,760     5,203,046
   Net asset value per unit, December 31, 2007    $  0.977037      $ 1.597446      $ 1.397267    $  1.407443   $  1.496703

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007             6,890,577         945,136       1,246,246        864,146     1,445,589
   Net asset value per unit, December 31, 2007    $  0.874516      $ 1.601999      $ 1.401319    $  1.435545   $  1.569946

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                   608              --              --             --            --
   Net asset value per unit, December 31, 2007    $  1.532113      $       --      $       --    $        --   $        --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007


                                                                                   EATON                        FIDELITY
                                                                    EATON        VANCE VT                         VIP
                                                       DWS        VANCE VT       WORLDWIDE      FIDELITY      CONTRAFUND(R)
                                                   TECHNOLOGY   FLOATING-RATE     HEALTH           VIP         PORTFOLIO
                                                       VIP         INCOME        SCIENCES     CONTRAFUND(R)      SERVICE
                                                     CLASS A        FUND           FUND         PORTFOLIO        CLASS 2
                                                  -----------   -------------   -----------   -------------   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                 $4,303,676    $19,982,136     $8,703,031    $54,455,180     $12,571,853
                                                   ----------    -----------     ----------    -----------     -----------
      Total assets                                  4,303,676     19,982,136      8,703,031     54,455,180      12,571,853

LIABILITIES:                                               --             --             --             --              --
                                                   ----------    -----------     ----------    -----------     -----------
      Net assets                                   $4,303,676    $19,982,136     $8,703,031    $54,455,180     $12,571,853
                                                   ==========    ===========     ==========    ===========     ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
         Commonwealth Annuity Select Reward        $3,132,886    $16,600,723     $7,100,535    $54,455,180     $        --
   Commonwealth Annuity Select Acclaim              1,170,790      3,381,413      1,602,496             --      12,568,395
   Commonwealth Annuity Optim-L                            --             --             --             --           3,458
                                                   ----------    -----------     ----------    -----------     -----------
                                                   $4,303,676    $19,982,136     $8,703,031    $54,455,180     $12,571,853
                                                   ==========    ===========     ==========    ===========     ===========
Investments in shares of the Underlying Funds,
   at cost                                         $3,454,383    $20,913,330     $7,019,777    $50,157,006     $12,183,465
Underlying Fund shares held                           401,837      2,085,818        687,443      1,951,799         457,824

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007             6,114,548     15,225,035      6,107,461     34,328,079              --
   Net asset value per unit, December 31, 2007     $ 0.512366    $  1.090357     $ 1.162600    $  1.586316     $        --

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007             1,903,618      3,090,289      1,373,669             --       7,648,071
   Net asset value per unit, December 31, 2007     $ 0.615034    $  1.094206     $ 1.166581    $        --     $  1.643342

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                    --             --             --             --           1,695
   Net asset value per unit, December 31, 2007     $       --    $        --     $       --    $        --     $  2.039876

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                                  FIDELITY
                                                                     VIP                      FIDELITY
                                                    FIDELITY       EQUITY-                       VIP         FIDELITY
                                                       VIP         INCOME       FIDELITY       GROWTH           VIP
                                                     EQUITY-      PORTFOLIO        VIP        PORTFOLIO       GROWTH
                                                     INCOME       SERVICE        GROWTH       SERVICE       & INCOME
                                                    PORTFOLIO      CLASS 2      PORTFOLIO      CLASS 2       PORTFOLIO
                                                  ------------   -----------   -----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $104,635,707   $13,742,273   $75,281,886    $5,334,721   $10,553,774
                                                  ------------   -----------   -----------    ----------   -----------
      Total assets                                 104,635,707    13,742,273    75,281,886     5,334,721    10,553,774

LIABILITIES:                                                --            --            --            --            --
                                                  ------------   -----------   -----------    ----------   -----------
      Net assets                                  $104,635,707   $13,742,273   $75,281,886    $5,334,721   $10,553,774
                                                  ============   ===========   ===========    ==========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $104,635,707   $        --   $75,281,886    $       --   $10,553,774
   Commonwealth Annuity Select Acclaim                      --    13,740,781            --     5,332,920            --
   Commonwealth Annuity Optim-L                             --         1,492            --         1,801            --
                                                  ------------   -----------   -----------    ----------   -----------
                                                  $104,635,707   $13,742,273   $75,281,886    $5,334,721   $10,553,774
                                                  ============   ===========   ===========    ==========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $102,698,051   $13,431,282   $68,124,282    $3,978,549   $ 8,682,544
Underlying Fund shares held                          4,376,232       583,041     1,668,482       119,479       620,445

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007             37,240,060            --    26,315,676            --     8,772,798
   Net asset value per unit, December 31, 2007    $   2.809762   $        --   $  2.860724    $       --   $  1.203011

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007                     --     9,944,247            --     5,452,227            --
   Net asset value per unit, December 31, 2007    $         --   $  1.381782   $        --    $ 0.978118   $        --

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                     --           878            --         1,021            --
   Net asset value per unit, December 31, 2007    $         --   $  1.699445   $        --    $ 1.763446   $        --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                   FIDELITY                   FIDELITY
                                                     VIP                         VIP                      FIDELITY
                                                    GROWTH       FIDELITY        HIGH                        VIP
                                                  & INCOME         VIP         INCOME      FIDELITY       MID CAP
                                                   PORTFOLIO       HIGH       PORTFOLIO       VIP        PORTFOLIO
                                                   SERVICE       INCOME        SERVICE      MID CAP       SERVICE
                                                   CLASS 2      PORTFOLIO      CLASS 2     PORTFOLIO      CLASS 2
                                                  ----------   -----------   ----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $1,940,282   $47,638,490   $5,601,766   $45,050,548   $10,022,212
                                                  ----------   -----------   ----------   -----------   -----------
      Total assets                                 1,940,282    47,638,490    5,601,766    45,050,548    10,022,212

LIABILITIES:                                              --            --           --            --            --
                                                  ----------   -----------   ----------   -----------   -----------
      Net assets                                  $1,940,282   $47,638,490   $5,601,766   $45,050,548   $10,022,212
                                                  ==========   ===========   ==========   ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $       --   $47,638,490   $       --   $45,050,548   $        --
   Commonwealth Annuity Select Acclaim             1,940,282            --    5,601,766            --    10,020,080
   Commonwealth Annuity Optim-L                           --            --           --            --         2,132
                                                  ----------   -----------   ----------   -----------   -----------
                                                  $1,940,282   $47,638,490   $5,601,766   $45,050,548   $10,022,212
                                                  ==========   ===========   ==========   ===========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $1,526,859   $52,526,148   $6,007,213   $32,379,106   $ 7,675,470
Underlying Fund shares held                          115,769     7,966,303      952,681     1,245,867       281,286

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007                   --    31,959,271           --    20,407,468            --
   Net asset value per unit, December 31, 2007    $       --   $  1.490600   $       --   $  2.207552   $        --

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007            1,604,675            --    4,354,620            --     4,492,909
   Net asset value per unit, December 31, 2007    $ 1.209143   $        --   $ 1.286396   $        --   $  2.230199

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                   --            --           --            --           899
   Net asset value per unit, December 31, 2007    $       --   $        --   $       --   $        --   $  2.371650

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                   FIDELITY      FT VIP       FT VIP        FT VIP
                                                      VIP       FRANKLIN     FRANKLIN      FRANKLIN        FT VIP
                                                     VALUE      LARGE CAP    SMALL CAP     SMALL-MID       MUTUAL
                                                  STRATEGIES     GROWTH        VALUE      CAP GROWTH       SHARES
                                                   PORTFOLIO   SECURITIES    SECURITIES   SECURITIES     SECURITIES
                                                    SERVICE       FUND         FUND          FUND           FUND
                                                    CLASS 2      CLASS 2      CLASS 2       CLASS 2       CLASS 2
                                                  ----------   ----------   -----------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $5,819,017   $4,717,984   $11,171,838   $16,214,533   $48,065,443
                                                  ----------   ----------   -----------   -----------   -----------
      Total assets                                 5,819,017    4,717,984    11,171,838    16,214,533    48,065,443

LIABILITIES:                                              --           --            --            --            --
                                                  ----------   ----------   -----------   -----------   -----------
      Net assets                                  $5,819,017   $4,717,984   $11,171,838   $16,214,533   $48,065,443
                                                  ==========   ==========   ===========   ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $4,825,150   $4,192,051   $ 9,278,350   $12,920,522   $39,207,777
   Commonwealth Annuity Select Acclaim               993,867      525,933     1,892,824     3,294,011     8,857,080
   Commonwealth Annuity Optim-L                           --           --           664            --           586
                                                  ----------   ----------   -----------   -----------   -----------
                                                  $5,819,017   $4,717,984   $11,171,838   $16,214,533   $48,065,443
                                                  ==========   ==========   ===========   ===========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $5,862,078   $3,889,630   $10,169,181   $12,089,163   $38,068,644
Underlying Fund shares held                          461,094      273,506       653,324       707,749     2,380,655

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            3,081,581    3,365,571     6,175,447    14,119,107    22,619,328
   Net asset value per unit, December 31, 2007    $ 1.565803   $ 1.245569   $  1.502458   $  0.915109   $  1.733375

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007              632,947      421,031     1,256,213     3,180,416     5,112,807
   Net asset value per unit, December 31, 2007    $ 1.570221   $ 1.249156   $  1.506770   $  1.035717   $  1.732332

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                   --           --           353            --           342
   Net asset value per unit, December 31, 2007    $       --   $       --   $  1.881872   $        --   $  1.714838

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                                  GOLDMAN         GOLDMAN       GOLDMAN       GOLDMAN
                                                     FT VIP      SACHS VIT       SACHS VIT     SACHS VIT     SACHS VIT
                                                   TEMPLETON      CAPITAL       CORE FIXED      EQUITY       GOVERNMENT
                                                    FOREIGN        GROWTH         INCOME         INDEX         INCOME
                                                   SECURITIES       FUND           FUND           FUND          FUND
                                                      FUND        SERVICE         SERVICE       SERVICE       SERVICE
                                                    CLASS 2        SHARES         SHARES         SHARES        SHARES
                                                  -----------   ------------   ------------   -----------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $22,090,870   $114,546,423   $122,787,838   $98,958,575   $24,305,440
                                                  -----------   ------------   ------------   -----------   -----------
      Total assets                                 22,090,870    114,546,423    122,787,838    98,958,575    24,305,440

LIABILITIES:                                               --             --             --            --            --
                                                  -----------   ------------   ------------   -----------   -----------
      Net assets                                  $22,090,870   $114,546,423   $122,787,838   $98,958,575   $24,305,440
                                                  ===========   ============   ============   ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $17,899,688   $109,093,504   $101,608,846   $90,917,465   $19,799,112
   Commonwealth Annuity Select Acclaim              4,188,224      5,451,306     21,176,674     8,029,343     4,506,328
   Commonwealth Annuity Optim-L                         2,958          1,613          2,318        11,767            --
                                                  -----------   ------------   ------------   -----------   -----------
                                                  $22,090,870   $114,546,423   $122,787,838   $98,958,575   $24,305,440
                                                  ===========   ============   ============   ===========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $16,273,585   $ 94,290,541   $125,908,097   $68,248,133   $24,371,093
Underlying Fund shares held                         1,090,907      8,998,148     12,109,254     8,665,374     2,366,645

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            10,111,286     43,582,226     54,064,196    87,418,202    16,889,190
   Net asset value per unit, December 31, 2007    $  1.770268   $   2.503165   $   1.879411   $  1.040029   $  1.172295

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007             2,359,110      6,481,702     15,961,290     7,328,330     3,833,017
   Net asset value per unit, December 31, 2007    $  1.775341   $   0.841030   $   1.326752   $  1.095658   $  1.175661

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                 1,415          1,030          2,048         7,155            --
   Net asset value per unit, December 31, 2007    $  2.090428   $   1.566229   $   1.131632   $  1.644646   $        --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                                                                 GOLDMAN
                                                     GOLDMAN        GOLDMAN       GOLDMAN       SACHS VIT       GOLDMAN
                                                    SACHS VIT      SACHS VIT     SACHS VIT      STRATEGIC      SACHS VIT
                                                      GROWTH        MID CAP        MONEY      INTERNATIONAL    STRUCTURED
                                                  OPPORTUNITIES      VALUE         MARKET         EQUITY      U.S. EQUITY
                                                      FUND            FUND          FUND          FUND            FUND
                                                     SERVICE        SERVICE       SERVICE        SERVICE        SERVICE
                                                      SHARES         SHARES        SHARES       SHARES (a)       SHARES
                                                  -------------   -----------   ---------------------------   -----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                 $65,263,283    $60,124,623   $92,803,442    $76,412,193     $2,818,747
                                                   -----------    -----------   -----------    -----------     ----------
      Total assets                                  65,263,283     60,124,623    92,803,442     76,412,193      2,818,747

LIABILITIES:                                                --             --            --             --             --
                                                   -----------    -----------   -----------    -----------     ----------
      Net assets                                   $65,263,283    $60,124,623   $92,803,442    $76,412,193     $2,818,747
                                                   ===========    ===========   ===========   =============   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward           $62,024,000    $55,658,737   $77,242,259    $69,254,705     $2,356,807
   Commonwealth Annuity Select Acclaim               3,239,283      4,462,637    15,359,901      7,155,405        459,844
   Commonwealth Annuity Optim-L                             --          3,249       201,282          2,083          2,096
                                                   -----------    -----------   -----------    -----------     ----------
                                                   $65,263,283    $60,124,623   $92,803,442    $76,412,193     $2,818,747
                                                   ===========    ===========   ===========   =============   ===========
Investments in shares of the Underlying Funds,
   at cost                                         $80,961,257    $70,588,175   $92,803,441    $54,618,490     $2,738,815
Underlying Fund shares held                         10,526,336      4,285,433    92,803,441      5,553,211        214,191

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007             15,062,112     25,869,352    52,473,112     29,909,321      1,877,275
   Net asset value per unit, December 31, 2007     $  4.117882    $  2.151532   $  1.472035    $  2.315489     $ 1.255440

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007              1,853,661      2,274,238    13,796,905      5,573,691        365,266
   Net asset value per unit, December 31, 2007     $  1.747505    $  1.962256   $  1.113286    $  1.283782     $ 1.258930

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                     --          1,677       191,698          1,090          1,381
   Net asset value per unit, December 31, 2007     $        --    $  1.937171   $  1.049993    $  1.910793     $ 1.517821

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007

                                                     JANUS          JANUS          JANUS         JANUS
                                                     ASPEN          ASPEN          ASPEN         ASPEN       MFS(R)
                                                   GROWTH AND   INTERNATIONAL    LARGE CAP      MID CAP      MID CAP
                                                     INCOME        GROWTH          GROWTH       GROWTH       GROWTH
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     SERIES
                                                    SERVICE        SERVICE        SERVICE       SERVICE      SERVICE
                                                     SHARES        SHARES          SHARES       SHARES        CLASS
                                                  -----------   -------------   -----------   ----------   ----------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $12,131,559    $33,445,650    $16,644,926   $7,628,365   $4,017,425
                                                  -----------    -----------    -----------   ----------   ----------
      Total assets                                 12,131,559     33,445,650     16,644,926    7,628,365    4,017,425

LIABILITIES:                                               --             --             --           --           --
                                                  -----------    -----------    -----------   ----------   ----------
      Net assets                                  $12,131,559    $33,445,650    $16,644,926   $7,628,365   $4,017,425
                                                  ===========    ===========    ===========   ==========   ==========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $10,347,439    $26,764,906    $11,078,906   $5,282,138   $3,260,287
   Commonwealth Annuity Select Acclaim              1,784,120      6,680,744      5,566,020    2,346,227      757,138
   Commonwealth Annuity Optim-L                            --             --             --           --           --
                                                  -----------    -----------    -----------   ----------   ----------
                                                  $12,131,559    $33,445,650    $16,644,926   $7,628,365   $4,017,425
                                                  ===========    ===========    ===========   ==========   ==========
Investments in shares of the Underlying Funds,
   at cost                                        $ 9,480,461    $18,477,854    $12,708,209   $5,706,835   $3,390,102
Underlying Fund shares held                           606,578        518,456        638,471      195,850      534,232
Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            10,229,339     15,018,223     14,397,182    7,190,769    2,736,751
   Net asset value per unit, December 31, 2007    $  1.011545    $  1.782162    $  0.769519   $ 0.734572   $ 1.191298

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007             1,631,354      3,391,781      6,520,291    2,534,059      633,757
   Net asset value per unit, December 31, 2007    $  1.093644    $  1.969686    $  0.853646   $ 0.925877   $ 1.194682

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                    --             --             --           --           --
   Net asset value per unit, December 31, 2007    $        --    $        --    $        --   $       --   $       --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007


                                                     MFS(R)       MFS(R)                                  OPPENHEIMER
                                                      NEW         TOTAL         MFS(R)     OPPENHEIMER      CAPITAL
                                                   DISCOVERY      RETURN      UTILITIES      BALANCED    APPRECIATION
                                                    SERIES        SERIES        SERIES       FUND/VA        FUND/VA
                                                    SERVICE      SERVICE       SERVICE       SERVICE        SERVICE
                                                     CLASS        CLASS         CLASS         SHARES        SHARES
                                                  ----------   -----------   -----------   -----------   ------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $1,578,278   $20,764,997   $14,611,619    $7,007,759    $7,202,283
                                                  ----------   -----------   -----------    ----------    ----------
      Total assets                                 1,578,278    20,764,997    14,611,619     7,007,759     7,202,283

LIABILITIES:                                              --            --            --            --            --
                                                  ----------   -----------   -----------    ----------    ----------
      Net assets                                  $1,578,278   $20,764,997   $14,611,619    $7,007,759    $7,202,283
                                                  ==========   ===========   ===========    ==========    ==========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
         Commonwealth Annuity Select Reward       $1,354,269   $17,427,484   $14,015,532    $6,897,812    $5,795,675
   Commonwealth Annuity Select Acclaim               224,009     3,331,864       596,087       109,947     1,401,223
   Commonwealth Annuity Optim-L                           --         5,649            --            --         5,385
                                                  ----------   -----------   -----------    ----------    ----------
                                                  $1,578,278   $20,764,997   $14,611,619    $7,007,759    $7,202,283
                                                  ==========   ===========   ===========    ==========    ==========
Investments in shares of the Underlying Funds,
   at cost                                        $1,429,193   $18,832,652   $10,362,949    $7,029,876    $5,346,934
Underlying Fund shares held                           96,767       968,517       428,367       430,452       153,961

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            1,131,539    13,288,836     5,242,304     5,067,490     4,421,493
   Net asset value per unit, December 31, 2007    $ 1.196838   $  1.311438   $  2.673544    $ 1.361189    $ 1.310796

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007              186,629     2,533,309       222,302        80,545     1,065,916
   Net asset value per unit, December 31, 2007    $ 1.200291   $  1.315222   $  2.681427    $ 1.365045    $ 1.314572

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                   --         3,974            --            --         3,242
   Net asset value per unit, December 31, 2007    $       --   $  1.421321   $        --    $       --    $ 1.661316

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

DECEMBER 31, 2007


                                                  OPPENHEIMER   OPPENHEIMER                                PIONEER
                                                     GLOBAL         HIGH      OPPENHEIMER                REAL ESTATE      T. ROWE
                                                   SECURITIES      INCOME     MAIN STREET     PIONEER       SHARES         PRICE
                                                    FUND/VA       FUND/VA      FUND(R)/VA    FUND VCT        VCT       INTERNATIONAL
                                                    SERVICE       SERVICE       SERVICE      PORTFOLIO    PORTFOLIO        STOCK
                                                     SHARES        SHARES        SHARES      CLASS II      CLASS II      PORTFOLIO
                                                  -----------   -----------   -----------   ----------   -----------   -------------
ASSETS:
Investments in shares of the Underlying Funds,
   at market value                                $23,387,789    $9,400,712    $4,379,281   $9,717,589   $18,596,469   $66,164,493
                                                  -----------    ----------    ----------   ----------   -----------   -----------
      Total assets                                 23,387,789     9,400,712     4,379,281    9,717,589    18,596,469    66,164,493

LIABILITIES:                                               --            --            --           --            --            --
                                                  -----------    ----------    ----------   ----------   -----------   -----------
      Net assets                                  $23,387,789    $9,400,712    $4,379,281   $9,717,589   $18,596,469   $66,164,493
                                                  ===========    ==========    ==========   ==========   ===========   ===========
Net asset distribution by category:
   Commonwealth Annuity Select Resource,
      Commonwealth Annuity Select Resource II,
      Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward          $19,056,741    $8,288,656    $3,956,558   $7,066,848   $15,384,646   $53,042,823
   Commonwealth Annuity Select Acclaim              4,324,492     1,111,696       422,723    2,650,741     3,211,823    13,121,670
   Commonwealth Annuity Optim-L                         6,556           360            --           --            --            --
                                                  -----------    ----------    ----------   ----------   -----------   -----------
                                                  $23,387,789    $9,400,712    $4,379,281   $9,717,589   $18,596,469   $66,164,493
                                                  ===========    ==========    ==========   ==========   ===========   ===========
Investments in shares of the Underlying Funds,
   at cost                                        $18,374,423    $9,672,398    $3,233,506   $7,532,987   $17,410,634   $46,547,594
Underlying Fund shares held                           644,824     1,191,472       172,549      378,705       793,027     3,735,997

Units outstanding and net asset value per unit:
Commonwealth Annuity Select Resource,
   Commonwealth Annuity Resource II,
   Commonwealth Annuity Select Charter and
   Commonwealth Annuity Select Reward:
   Units outstanding, December 31, 2007            11,013,662     6,296,123     3,024,171    5,991,286     6,594,412    26,680,829
   Net asset value per unit, December 31, 2007    $  1.730282    $ 1.316470    $ 1.308312   $ 1.179521   $  2.332982   $  1.988050

Commonwealth Annuity Select Acclaim:
   Units outstanding, December 31, 2007             2,492,214       842,046       322,169    2,239,791     1,372,034     9,670,051
   Net asset value per unit, December 31, 2007    $  1.735201    $ 1.320231    $ 1.312113   $ 1.183477   $  2.340921   $  1.356939

Commonwealth Annuity Optim-L:
   Units outstanding, December 31, 2007                 3,079           256            --           --            --            --
   Net asset value per unit, December 31, 2007    $  2.128835    $ 1.405619    $       --   $       --   $        --   $        --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                          AIM V.I.       AIM V.I.      AIM V.I.     AIM V.I.
                                                           BASIC         CAPITAL       CAPITAL        CORE       AIM V.I.
                                                           VALUE      APPRECIATION   DEVELOPMENT     EQUITY      DYNAMICS
                                                            FUND          FUND           FUND         FUND         FUND
                                                         SERIES II      SERIES I      SERIES II     SERIES I     SERIES I
                                                           SHARES        SHARES         SHARES       SHARES       SHARES
                                                        -----------   ------------   -----------   ----------   ----------
INVESTMENT INCOME:
   Dividends                                            $    24,795    $       --     $      --    $ 147,877    $       --

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                           84,631        89,699        19,543      136,105        48,862
   Administrative expense fees                               10,156        10,763         2,345       16,333         5,864
                                                        -----------    ----------     ---------    ---------    ----------
      Total expenses                                         94,787       100,462        21,888      152,438        54,726
                                                        -----------    ----------     ---------    ---------    ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                           21,230        29,883         5,206       39,660         9,995
   Administrative expense fees                                2,654         3,736           651        4,958         1,249
                                                        -----------    ----------     ---------    ---------    ----------
      Total expenses                                         23,884        33,619         5,857       44,618        11,244
                                                        -----------    ----------     ---------    ---------    ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                               52            --           337           --            --
   Administrative expense fees                                    4            --            32           --            --
                                                        -----------    ----------     ---------    ---------    ----------
      Total expenses                                             56            --           369           --            --
                                                        -----------    ----------     ---------    ---------    ----------
         Total expenses                                     118,727       134,081        28,114      197,056        65,970
                                                        -----------    ----------     ---------    ---------    ----------
      Net investment income (loss)                          (93,932)     (134,081)      (28,114)     (49,179)      (65,970)
                                                        -----------    ----------     ---------    ---------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor       416,856            --       146,623           --            --
   Net realized gain (loss) from sales of investments     1,173,003       608,489       252,681      481,247     1,058,382
                                                        -----------    ----------     ---------    ---------    ----------
      Net realized gain (loss)                            1,589,859       608,489       399,304      481,247     1,058,382
   Change in unrealized gain (loss)                      (1,400,853)      484,790      (193,688)     502,850      (469,705)
                                                        -----------    ----------     ---------    ---------    ----------
      Net realized and unrealized gain (loss)               189,006     1,093,279       205,616      984,097       588,677
                                                        -----------    ----------     ---------    ---------    ----------
      Net increase (decrease) in net assets from
         operations                                     $    95,074    $  959,198     $ 177,502    $ 934,918    $  522,707
                                                        ===========    ==========     =========    =========    ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                          AIM V.I.                    ALLIANCE-       ALLIANCE-       ALLIANCE-
                                                           GLOBAL       AIM V.I.    BERNSTEIN VPS   BERNSTEIN VPS   BERNSTEIN VPS
                                                        HEALTH CARE    LARGE CAP       GLOBAL         GROWTH         LARGE CAP
                                                            FUND      GROWTH FUND     TECHNOLOGY     AND INCOME         GROWTH
                                                          SERIES I      SERIES I      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                           SHARES        SHARES        CLASS B         CLASS B         CLASS A
                                                        -----------   -----------   -------------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                             $      --    $    3,577      $     --       $   763,432     $       --

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                          61,099       115,197        15,580           612,320        345,187
   Administrative expense fees                               7,332        13,824         1,869            73,478         41,422
                                                         ---------    ----------      --------       -----------     ----------
      Total expenses                                        68,431       129,021        17,449           685,798        386,609
                                                         ---------    ----------      --------       -----------     ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                          20,263        31,213         2,423           187,004             --
   Administrative expense fees                               2,533         3,902           303            23,376             --
                                                         ---------    ----------      --------       -----------     ----------
      Total expenses                                        22,796        35,115         2,726           210,380             --
                                                         ---------    ----------      --------       -----------     ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                              --            --           296                --             --
   Administrative expense fees                                  --            --            28                --             --
                                                         ---------    ----------      --------       -----------     ----------
      Total expenses                                            --            --           324                --             --
                                                         ---------    ----------      --------       -----------     ----------
         Total expenses                                     91,227       164,136        20,499           896,178        386,609
                                                         ---------    ----------      --------       -----------     ----------
      Net investment income (loss)                         (91,227)     (160,559)      (20,499)         (132,746)      (386,609)
                                                         ---------    ----------      --------       -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           --            --            --         3,140,325             --
   Net realized gain (loss) from sales of investments      478,052       468,508       198,099         3,690,094       (477,231)
                                                         ---------    ----------      --------       -----------     ----------
      Net realized gain (loss)                             478,052       468,508       198,099         6,830,419       (477,231)
   Change in unrealized gain (loss)                        258,160     1,225,970        12,705        (4,362,004)     4,048,870
                                                         ---------    ----------      --------       -----------     ----------
      Net realized and unrealized gain (loss)              736,212     1,694,478       210,804         2,468,415      3,571,639
                                                         ---------    ----------      --------       -----------     ----------
      Net increase (decrease) in net assets from
         operations                                      $ 644,985    $1,533,919      $190,305       $ 2,335,669     $3,185,030
                                                         =========    ==========      ========       ===========     ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                          ALLIANCE-       ALLIANCE-
                                                        BERNSTEIN VPS   BERNSTEIN VPS     ALLIANCE-         DWS
                                                          LARGE CAP       SMALL/MID     BERNSTEIN VPS      DREMAN         DWS
                                                           GROWTH         CAP VALUE         VALUE       HIGH RETURN    SMALL CAP
                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO      EQUITY VIP    INDEX VIP
                                                           CLASS B         CLASS B         CLASS B        CLASS A       CLASS A
                                                        -------------   -------------   -------------   -----------   -----------
INVESTMENT INCOME:
   Dividends                                             $       --      $    74,049     $  121,954      $ 109,675    $   101,465

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                           58,175          101,608         86,959         74,235        113,758
   Administrative expense fees                                6,981           12,193         10,436          8,908         13,651
                                                         ----------      -----------     ----------      ---------    -----------
   Total expenses                                            65,156          113,801         97,395         83,143        127,409
                                                         ----------      -----------     ----------      ---------    -----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                           74,044           20,484         26,381         17,247         30,507
   Administrative expense fees                                9,256            2,561          3,297          2,156          3,813
                                                         ----------      -----------     ----------      ---------    -----------
   Total expenses                                            83,300           23,045         29,678         19,403         34,320
                                                         ----------      -----------     ----------      ---------    -----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                               14              156             --             --             --
   Administrative expense fees                                    2               15             --             --             --
                                                         ----------      -----------     ----------      ---------    -----------
   Total expenses                                                16              171             --             --             --
                                                         ----------      -----------     ----------      ---------    -----------
      Total expenses                                        148,472          137,017        127,073        102,546        161,729
                                                         ----------      -----------     ----------      ---------    -----------
   Net investment income (loss)                            (148,472)         (62,968)        (5,119)         7,129        (60,264)
                                                         ----------      -----------     ----------      ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            --          692,580        278,562         63,554        743,576
   Net realized gain (loss) from sales of investments       401,779          345,461        932,439         (8,662)       687,030
                                                         ----------      -----------     ----------      ---------    -----------
      Net realized gain (loss)                              401,779        1,038,041      1,211,001         54,892      1,430,606
   Change in unrealized gain (loss)                         961,586       (1,015,180)    (1,616,022)      (259,423)    (1,700,831)
                                                         ----------      -----------     ----------      ---------    -----------
      Net realized and unrealized gain (loss)             1,363,365           22,861       (405,021)      (204,531)      (270,225)
                                                         ----------      -----------     ----------      ---------    -----------
      Net increase (decrease) in net assets from
         operations                                      $1,214,893      $   (40,107)    $ (410,140)     $(197,402)   $  (330,489)
                                                         ==========      ===========     ==========      =========    ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                        EATON                         FIDELITY
                                                                         EATON         VANCE VT                         VIP
                                                            DWS         VANCE VT      WORLDWIDE       FIDELITY     CONTRAFUND(R)
                                                        TECHNOLOGY   FLOATING-RATE      HEALTH          VIP          PORTFOLIO
                                                            VIP          INCOME        SCIENCES    CONTRAFUND(R)      SERVICE
                                                          CLASS A         FUND           FUND        PORTFOLIO        CLASS 2
                                                        ----------   -------------   -----------   -------------   -------------
INVESTMENT INCOME:
   Dividends                                            $     --      $ 1,436,170    $ 83,177       $   493,558     $    89,577

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II,
   Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward
   Mortality and expense risk fees                        42,161          236,857      99,206           674,867              --
   Administrative expense fees                             5,059           28,423      11,905            80,984              --
                                                        --------      -----------    --------       -----------     -----------
      Total expenses                                      47,220          265,280     111,111           755,851              --
                                                        --------      -----------    --------       -----------     -----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                        14,479           49,303      22,270                --         140,759
   Administrative expense fees                             1,810            6,163       2,784                --          17,594
                                                        --------      -----------    --------       -----------     -----------
      Total expenses                                      16,289           55,466      25,054                --         158,353
                                                        --------      -----------    --------       -----------     -----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                            --               --          --                --              51
   Administrative expense fees                                --               --          --                --               7
                                                        --------      -----------    --------       -----------     -----------
      Total expenses                                          --               --          --                --              58
                                                        --------      -----------    --------       -----------     -----------
         Total expenses                                   63,509          320,746     136,165           755,851         158,411
                                                        --------      -----------    --------       -----------     -----------
      Net investment income (loss)                       (63,509)       1,115,424     (52,988)         (262,293)        (68,834)
                                                        --------      -----------    --------       -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor         --               --          --        13,189,636       3,062,372
   Net realized gain (loss) from sales of investments    228,803         (146,914)    555,121         4,050,797         657,334
                                                        --------      -----------    --------       -----------     -----------
      Net realized gain (loss)                           228,803         (146,914)    555,121        17,240,433       3,719,706
   Change in unrealized gain (loss)                      375,000         (910,994)    (14,758)       (9,122,510)     (1,960,977)
                                                        --------      -----------    --------       -----------     -----------
      Net realized and unrealized gain (loss)            603,803       (1,057,908)    540,363         8,117,923       1,758,729
                                                        --------      -----------    --------       -----------     -----------
      Net increase (decrease) in net assets from
         operations                                     $540,294      $    57,516    $487,375       $ 7,855,630     $ 1,689,895
                                                        ========      ===========    ========       ===========     ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                         FIDELITY
                                                                           VIP                       FIDELITY
                                                          FIDELITY       EQUITY-                        VIP        FIDELITY
                                                             VIP          INCOME       FIDELITY       GROWTH         VIP
                                                           EQUITY-      PORTFOLIO         VIP        PORTFOLIO      GROWTH
                                                           INCOME        SERVICE        GROWTH        SERVICE      & INCOME
                                                          PORTFOLIO      CLASS 2       PORTFOLIO      CLASS 2     PORTFOLIO
                                                        ------------   -----------   ------------   ----------   -----------
INVESTMENT INCOME:
   Dividends                                            $  2,001,634   $   233,957   $   636,190    $   20,709   $  198,209

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II,
   Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward
   Mortality and expense risk fees                         1,512,893            --       941,159            --      128,734
   Administrative expense fees                               181,547            --       112,939            --       15,448
                                                        ------------   -----------   -----------    ----------   ----------
   Total expenses                                          1,694,440            --     1,054,098            --      144,182
                                                        ------------   -----------   -----------    ----------   ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                                --       182,637            --        60,993           --
   Administrative expense fees                                    --        22,830            --         7,624           --
                                                        ------------   -----------   -----------    ----------   ----------
   Total expenses                                                 --       205,467            --        68,617           --
                                                        ------------   -----------   -----------    ----------   ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                                --            25            --            27           --
   Administrative expense fees                                    --             3            --             3           --
                                                        ------------   -----------   -----------    ----------   ----------
   Total expenses                                                 --            28            --            30           --
                                                        ------------   -----------   -----------    ----------   ----------
      Total expenses                                       1,694,440       205,495     1,054,098        68,647      144,182
                                                        ------------   -----------   -----------    ----------   ----------
   Net investment income (loss)                              307,194        28,462      (417,908)      (47,938)      54,027
                                                        ------------   -----------   -----------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor      8,823,653     1,178,475        61,860         3,351      442,559
   Net realized gain (loss) from sales of investments      4,546,720       594,095      (424,102)      476,493      665,305
                                                        ------------   -----------   -----------    ----------   ----------
      Net realized gain (loss)                            13,370,373     1,772,570      (362,242)      479,844    1,107,864
   Change in unrealized gain (loss)                      (12,516,465)   (1,747,018)   17,498,752       662,761     (162,863)
                                                        ------------   -----------   -----------    ----------   ----------
      Net realized and unrealized gain (loss)                853,908        25,552    17,136,510     1,142,605      945,001
                                                        ------------   -----------   -----------    ----------   ----------
      Net increase (decrease) in net assets from
         operations                                     $  1,161,102   $    54,014   $16,718,602    $1,094,667   $  999,028
                                                        ============   ===========   ===========    ==========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                         FIDELITY                  FIDELITY
                                                            VIP                       VIP                      FIDELITY
                                                          GROWTH       FIDELITY       HIGH                       VIP
                                                         & INCOME        VIP         INCOME      FIDELITY      MID CAP
                                                         PORTFOLIO       HIGH      PORTFOLIO       VIP        PORTFOLIO
                                                          SERVICE       INCOME      SERVICE      MID CAP       SERVICE
                                                          CLASS 2     PORTFOLIO     CLASS 2     PORTFOLIO      CLASS 2
                                                        ----------   -----------   ---------   -----------   -----------
INVESTMENT INCOME:
   Dividends                                            $   29,944   $ 4,024,248   $ 462,253   $   448,361   $   51,852

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II,
   Commonwealth Annuity Select Charter and
      Commonwealth Annuity Select Reward
   Mortality and expense risk fees                              --       674,864          --       599,545           --
   Administrative expense fees                                  --        80,984          --        71,945           --
                                                        ----------   -----------   ---------   -----------   ----------
   Total expenses                                               --       755,848          --       671,490           --
                                                        ----------   -----------   ---------   -----------   ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                          25,484            --      85,438            --      123,158
   Administrative expense fees                               3,185            --      10,680            --       15,394
                                                        ----------   -----------   ---------   -----------   ----------
   Total expenses                                           28,669            --      96,118            --      138,552
                                                        ----------   -----------   ---------   -----------   ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                              --            --          --            --           32
   Administrative expense fees                                  --            --          --            --            4
                                                        ----------   -----------   ---------   -----------   ----------
   Total expenses                                               --            --          --            --           36
                                                        ----------   -----------   ---------   -----------   ----------
      Total expenses                                        28,669       755,848      96,118       671,490      138,588
                                                        ----------   -----------   ---------   -----------   ----------
   Net investment income (loss)                              1,275     3,268,400     366,135      (223,129)     (86,736)
                                                        ----------   -----------   ---------   -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor       94,969            --          --     4,818,856      997,105
   Net realized gain (loss) from sales of investments      160,428      (427,659)     61,826     4,338,446      604,104
                                                        ----------   -----------   ---------   -----------   ----------
      Net realized gain (loss)                             255,397      (427,659)     61,826     9,157,302    1,601,209
   Change in unrealized gain (loss)                        (43,682)   (2,050,252)   (304,822)   (2,719,767)    (206,694)
                                                        ----------   -----------   ---------   -----------   ----------
      Net realized and unrealized gain (loss)              211,715    (2,477,911)   (242,996)    6,437,535    1,394,515
                                                        ----------   -----------   ---------   -----------   ----------
      Net increase (decrease) in net assets from
         operations                                     $  212,990   $   790,489   $ 123,139   $ 6,214,406   $1,307,779
                                                        ==========   ===========   =========   ===========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                         FIDELITY      FT VIP        FT VIP        FT VIP
                                                           VIP        FRANKLIN      FRANKLIN      FRANKLIN       FT VIP
                                                          VALUE       LARGE CAP    SMALL CAP      SMALL-MID      MUTUAL
                                                        STRATEGIES     GROWTH        VALUE       CAP GROWTH      SHARES
                                                        PORTFOLIO    SECURITIES    SECURITIES    SECURITIES    SECURITIES
                                                          SERVICE       FUND          FUND          FUND          FUND
                                                          CLASS 2      CLASS 2      CLASS 2        CLASS 2      CLASS 2
                                                        ----------   ----------   -----------   -----------   -----------
INVESTMENT INCOME:
   Dividends                                            $  37,941    $   35,394   $    91,408   $        --   $   774,636

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                         67,573        54,058       145,308       181,091       547,028
   Administrative expense fees                              8,109         6,487        17,437        21,731        65,644
                                                        ---------    ----------   -----------   -----------   -----------
   Total expenses                                          75,682        60,545       162,745       202,822       612,672
                                                        ---------    ----------   -----------   -----------   -----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                         11,673         7,063        29,099        41,824       121,424
   Administrative expense fees                              1,460           882         3,638         5,228        15,178
                                                        ---------    ----------   -----------   -----------   -----------
   Total expenses                                          13,133         7,945        32,737        47,052       136,602
                                                        ---------    ----------   -----------   -----------   -----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                             --            --           172            --            10
   Administrative expense fees                                 --            --            16            --             1
                                                        ---------    ----------   -----------   -----------   -----------
   Total expenses                                              --            --           186            --            11
                                                        ---------    ----------   -----------   -----------   -----------
      Total expenses                                       88,815        68,490       195,670       249,874       749,285
                                                        ---------    ----------   -----------   -----------   -----------
   Net investment income (loss)                           (50,874)      (33,096)     (104,262)     (249,874)       25,351
                                                        ---------    ----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor     691,832        34,847       939,938     1,296,526     1,896,559
   Net realized gain (loss) from sales of investments     146,221       248,214     1,173,151     1,648,156     3,410,506
                                                        ---------    ----------   -----------   -----------   -----------
      Net realized gain (loss)                            838,053       283,061     2,113,089     2,944,682     5,307,065
   Change in unrealized gain (loss)                      (602,776)      (11,289)   (2,323,020)     (927,703)   (4,167,394)
                                                        ---------    ----------   -----------   -----------   -----------
      Net realized and unrealized gain (loss)             235,277       271,772      (209,931)    2,016,979     1,139,671
                                                        ---------    ----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                                $ 184,403    $  238,676   $  (314,193)  $ 1,767,105   $ 1,165,022
                                                        =========    ==========   ===========   ===========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                         GOLDMAN        GOLDMAN        GOLDMAN        GOLDMAN
                                                          FT VIP        SACHS VIT      SACHS VIT      SACHS VIT      SACHS VIT
                                                         TEMPLETON       CAPITAL      CORE FIXED        EQUITY      GOVERNMENT
                                                          FOREIGN        GROWTH         INCOME          INDEX         INCOME
                                                        SECURITIES        FUND           FUND            FUND          FUND
                                                           FUND          SERVICE        SERVICE        SERVICE        SERVICE
                                                          CLASS 2        SHARES         SHARES          SHARES        SHARES
                                                        -----------   ------------   ------------   ------------   -----------
INVESTMENT INCOME:
   Dividends                                            $  422,549    $    85,294    $5,683,630     $  1,795,765   $  896,200

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                         222,664      1,516,058     1,314,016        1,296,880      230,992
   Administrative expense fees                              26,719        181,927       157,682          155,626       27,719
                                                        ----------    -----------    ----------     ------------   ----------
   Total expenses                                          249,383      1,697,985     1,471,698        1,452,506      258,711
                                                        ----------    -----------    ----------     ------------   ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                          54,268         68,911       251,321          103,325       44,321
   Administrative expense fees                               6,784          8,614        31,415           12,916        5,541
                                                        ----------    -----------    ----------     ------------   ----------
   Total expenses                                           61,052         77,525       282,736          116,241       49,862
                                                        ----------    -----------    ----------     ------------   ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                              44             26            39              633          344
   Administrative expense fees                                   6              3             2               59           31
                                                        ----------    -----------    ----------     ------------   ----------
   Total expenses                                               50             29            41              692          375
                                                        ----------    -----------    ----------     ------------   ----------
      Total expenses                                       310,485      1,775,539     1,754,475        1,569,439      308,948
                                                        ----------    -----------    ----------     ------------   ----------
   Net investment income (loss)                            112,064     (1,690,245)    3,929,155          226,326      587,252
                                                        ----------    -----------    ----------     ------------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor      963,782             --            --               --           --
   Net realized gain (loss) from sales of investments    2,662,851      4,899,558      (968,316)      10,991,809     (159,580)
                                                        ----------    -----------    ----------     ------------   ----------
      Net realized gain (loss)                           3,626,633      4,899,558      (968,316)      10,991,809     (159,580)
   Change in unrealized gain (loss)                       (908,037)     7,304,030     3,479,549       (6,529,728)     850,614
                                                        ----------    -----------    ----------     ------------   ----------
      Net realized and unrealized gain (loss)            2,718,596     12,203,588     2,511,233        4,462,081      691,034
                                                        ----------    -----------    ----------     ------------   ----------
      Net increase (decrease) in net assets
         from operations                                $2,830,660    $10,513,343    $6,440,388     $  4,688,407   $1,278,286
                                                        ==========    ===========    ==========     ============   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                                        GOLDMAN
                                                           GOLDMAN        GOLDMAN        GOLDMAN       SACHS VIT       GOLDMAN
                                                          SACHS VIT      SACHS VIT      SACHS VIT      STRATEGIC      SACHS VIT
                                                            GROWTH        MID CAP         MONEY      INTERNATIONAL   STRUCTURED
                                                        OPPORTUNITIES      VALUE          MARKET        EQUITY       U.S. EQUITY
                                                             FUND          FUND            FUND          FUND           FUND
                                                           SERVICE        SERVICE        SERVICE        SERVICE        SERVICE
                                                            SHARES        SHARES          SHARES      SHARES (a)       SHARES
                                                        -------------   -----------   ------------   -------------   ----------
INVESTMENT INCOME:
   Dividends                                             $        --    $   416,824   $  4,647,821   $  1,008,989    $   28,827

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                           851,549        820,870        990,494        960,110        33,772
   Administrative expense fees                               102,186         98,505        118,859        115,213         4,053
                                                         -----------    -----------   ------------   ------------    ----------
   Total expenses                                            953,735        919,375      1,109,353      1,075,323        37,825
                                                         -----------    -----------   ------------   ------------    ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                            39,492         64,571        203,741         90,286         6,543
   Administrative expense fees                                 4,937          8,072         25,468         11,286           818
                                                         -----------    -----------   ------------   ------------    ----------
   Total expenses                                             44,429         72,643        229,209        101,572         7,361
                                                         -----------    -----------   ------------   ------------    ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                                --             56            478             34            38
   Administrative expense fees                                    --              5             56              4             3
                                                         -----------    -----------   ------------   ------------    ----------
   Total expenses                                                 --             61            534             38            41
                                                         -----------    -----------   ------------   ------------    ----------
      Total expenses                                         998,164        992,079      1,339,096      1,176,933        45,227
                                                         -----------    -----------   ------------   ------------    ----------
   Net investment income (loss)                             (998,164)      (575,255)     3,308,725       (167,944)      (16,400)
                                                         -----------    -----------   ------------   ------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor      9,617,558      9,016,830             --      8,088,640       220,547
   Net realized gain (loss) from sales of investments     (3,448,259)       117,761             --      8,361,527       243,052
                                                         -----------    -----------   ------------   ------------    ----------
      Net realized gain (loss)                             6,169,299      9,134,591             --     16,450,167       463,599
   Change in unrealized gain (loss)                        6,592,972     (6,571,045)            --    (10,948,333)     (517,029)
                                                         -----------    -----------   ------------   ------------    ----------
      Net realized and unrealized gain (loss)             12,762,271      2,563,546             --      5,501,834       (53,430)
                                                         -----------    -----------   ------------   ------------    ----------
      Net increase (decrease) in net assets
         from operations                                 $11,764,107    $ 1,988,291   $  3,308,725   $  5,333,890    $  (69,830)
                                                         ===========    ===========   ============   ============    ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                           JANUS           JANUS          JANUS         JANUS
                                                           ASPEN           ASPEN          ASPEN         ASPEN       MFS(R)
                                                         GROWTH AND    INTERNATIONAL    LARGE CAP      MID CAP      MID CAP
                                                           INCOME         GROWTH          GROWTH       GROWTH       GROWTH
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     SERIES
                                                          SERVICE         SERVICE        SERVICE       SERVICE      SERVICE
                                                           SHARES         SHARES          SHARES       SHARES        CLASS
                                                        ------------   -------------   -----------   ----------   ----------
INVESTMENT INCOME:
  Dividends                                              $   229,632    $   134,935    $    95,014   $    4,483   $       --

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                           140,733        312,629        138,854       56,753       44,143
   Administrative expense fees                                16,888         37,516         16,662        6,810        5,298
                                                         -----------    -----------    -----------   ----------   ----------
   Total expenses                                            157,621        350,145        155,516       63,563       49,441
                                                         -----------    -----------    -----------   ----------   ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                            22,440         76,295         66,962       25,429        9,711
   Administrative expense fees                                 2,805          9,537          8,370        3,179        1,214
                                                         -----------    -----------    -----------   ----------   ----------
   Total expenses                                             25,245         85,832         75,332       28,608       10,925
                                                         -----------    -----------    -----------   ----------   ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                                --             --             --           --           --
   Administrative expense fees                                    --             --             --           --           --
                                                         -----------    -----------    -----------   ----------   ----------
   Total expenses                                                 --             --             --           --           --
                                                         -----------    -----------    -----------   ----------   ----------
      Total expenses                                         182,866        435,977        230,848       92,171       60,366
                                                         -----------    -----------    -----------   ----------   ----------
   Net investment income (loss)                               46,766       (301,042)      (135,834)     (87,688)     (60,366)
                                                         -----------    -----------    -----------   ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor             --             --             --       32,627      167,427
   Net realized gain (loss) from sales of investments      1,075,691      4,514,442        684,771      720,040      215,088
                                                         -----------    -----------    -----------   ----------   ----------
      Net realized gain (loss)                             1,075,691      4,514,442        684,771      752,667      382,515
   Change in unrealized gain (loss)                         (228,221)     2,827,902      1,468,659      485,995       31,977
                                                         -----------    -----------    -----------   ----------   ----------
      Net realized and unrealized gain (loss)                847,470      7,342,344      2,153,430    1,238,662      414,492
                                                         -----------    -----------    -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                                 $   894,236    $ 7,041,302    $ 2,017,596   $1,150,974   $  354,126
                                                         ===========    ===========    ===========   ==========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                           MFS(R)       MFS(R)                                  OPPENHEIMER
                                                            NEW         TOTAL         MFS(R)     OPPENHEIMER      CAPITAL
                                                         DISCOVERY      RETURN      UTILITIES     BALANCED     APPRECIATION
                                                          SERIES        SERIES       SERIES        FUND/VA        FUND/VA
                                                          SERVICE      SERVICE       SERVICE       SERVICE        SERVICE
                                                           CLASS        CLASS         CLASS         SHARES        SHARES
                                                        ----------   -----------   -----------   -----------   ------------
INVESTMENT INCOME:
  Dividends                                             $       --   $   531,304   $   123,833    $  138,531    $      762

EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                          21,049       241,503       181,566        86,673        82,367
   Administrative expense fees                               2,526        28,981        21,788        10,401         9,884
                                                        ----------   -----------   -----------    ----------    ----------
   Total expenses                                           23,575       270,484       203,354        97,074        92,251
                                                        ----------   -----------   -----------    ----------    ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                           3,173        43,569         8,081         1,418        17,675
   Administrative expense fees                                 397         5,446         1,010           178         2,209
                                                        ----------   -----------   -----------    ----------    ----------
   Total expenses                                            3,570        49,015         9,091         1,596        19,884
                                                        ----------   -----------   -----------    ----------    ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                              --           498            --           136            86
   Administrative expense fees                                  --            46            --            12             9
                                                        ----------   -----------   -----------    ----------    ----------
   Total expenses                                               --           544            --           148            95
                                                        ----------   -----------   -----------    ----------    ----------
      Total expenses                                        27,145       320,043       212,445        98,818       112,230
                                                        ----------   -----------   -----------    ----------    ----------
   Net investment income (loss)                            (27,145)      211,261       (88,612)       39,713      (111,468)
                                                        ----------   -----------   -----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor      151,163       553,821     1,063,226       476,649            --
   Net realized gain (loss) from sales of investments      112,573       861,583     1,672,351       161,264       914,690
                                                        ----------   -----------   -----------    ----------    ----------
      Net realized gain (loss)                             263,736     1,415,404     2,735,577       637,913       914,690
   Change in unrealized gain (loss)                       (187,002)   (1,032,055)      672,411      (630,964)      154,770
                                                        ----------   -----------   -----------    ----------    ----------
      Net realized and unrealized gain (loss)               76,734       383,349     3,407,988         6,949     1,069,460
                                                        ----------   -----------   -----------    ----------    ----------
      Net increase (decrease) in net assets
         from operations                                $   49,589   $   594,610   $ 3,319,376    $   46,662    $  957,992
                                                        ==========   ===========   ===========    ==========    ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                        OPPENHEIMER   OPPENHEIMER
                                                           GLOBAL         HIGH       OPPENHEIMER
                                                         SECURITIES      INCOME      MAIN STREET
                                                          FUND/VA        FUND/VA     FUND(R)/VA
                                                          SERVICE        SERVICE       SERVICE
                                                           SHARES        SHARES         SHARES
                                                        -----------   ------------   -----------
INVESTMENT INCOME:
  Dividends                                             $   341,304    $   742,889    $   46,119
EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                          277,294        115,131        57,900
   Administrative expense fees                               33,275         13,816         6,948
                                                        -----------    -----------    ----------
   Total expenses                                           310,569        128,947        64,848
                                                        -----------    -----------    ----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                           60,314         16,838         6,407
   Administrative expense fees                                7,540          2,105           800
                                                        -----------    -----------    ----------
   Total expenses                                            67,854         18,943         7,207
                                                        -----------    -----------    ----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                              110            382           145
   Administrative expense fees                                   10             36            14
                                                        -----------    -----------    ----------
   Total expenses                                               120            418           159
                                                        -----------    -----------    ----------
      Total expenses                                        378,543        148,308        72,214
                                                        -----------    -----------    ----------
   Net investment income (loss)                             (37,239)       594,581       (26,095)
                                                        -----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor     1,427,339             --            --
   Net realized gain (loss) from sales of investments     2,183,695         27,782       448,716
                                                        -----------    -----------    ----------
      Net realized gain (loss)                            3,611,034         27,782       448,716
   Change in unrealized gain (loss)                      (2,173,437)      (789,934)     (246,885)
                                                        -----------    -----------    ----------
      Net realized and unrealized gain (loss)             1,437,597       (762,152)      201,831
                                                        -----------    -----------    ----------
      Net increase (decrease) in net assets
         from operations                                $ 1,400,358    $  (167,571)   $  175,736
                                                        ===========    ===========    ==========

                                                                        PIONEER
                                                                       REAL ESTATE       T. ROWE
                                                          PIONEER        SHARES          PRICE
                                                         FUND VCT         VCT        INTERNATIONAL
                                                         PORTFOLIO      PORTFOLIO        STOCK
                                                         CLASS II       CLASS II       PORTFOLIO
                                                        -----------   ------------   -------------
INVESTMENT INCOME:
  Dividends                                             $   101,543   $    688,706    $   919,567
EXPENSES:
Commonwealth Annuity Select Resource, Commonwealth
   Annuity Resource II, Commonwealth Annuity Select
   Charter and Commonwealth Annuity Select Reward
   Mortality and expense risk fees                           98,448        293,447        703,282
   Administrative expense fees                               11,813         35,213         84,394
                                                        -----------   ------------    -----------
   Total expenses                                           110,261        328,660        787,676
                                                        -----------   ------------    -----------
Commonwealth Annuity Select Acclaim:
   Mortality and expense risk fees                           31,842         57,947        164,169
   Administrative expense fees                                3,980          7,243         20,521
                                                        -----------   ------------    -----------
   Total expenses                                            35,822         65,190        184,690
                                                        -----------   ------------    -----------
Commonwealth Annuity Optim-L:
   Mortality and expense risk fees                               --             --             --
   Administrative expense fees                                   --             --             --
                                                        -----------   ------------    -----------
   Total expenses                                                --             --             --
                                                        -----------   ------------    -----------
      Total expenses                                        146,083        393,850        972,366
                                                        -----------   ------------    -----------
   Net investment income (loss)                             (44,540)       294,856        (52,799)
                                                        -----------   ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            --      2,689,179      7,389,378
   Net realized gain (loss) from sales of investments       970,440      3,325,082      6,459,764
                                                        -----------   ------------    -----------
      Net realized gain (loss)                              970,440      6,014,261     13,849,142
   Change in unrealized gain (loss)                        (518,822)   (11,696,698)    (6,174,685)
                                                        -----------   ------------    -----------
      Net realized and unrealized gain (loss)               451,618     (5,682,437)     7,674,457
                                                        -----------   ------------    -----------
      Net increase (decrease) in net assets
         from operations                                $   407,078   $ (5,387,581)   $ 7,621,658
                                                        ===========   ============    ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   AIM V.I.
                                                       AIM V.I.                    CAPITAL                    AIM V.I.
                                                     BASIC VALUE                 APPRECIATION           CAPITAL DEVELOPMENT
                                                         FUND                        FUND                       FUND
                                                   SERIES II SHARES            SERIES I SHARES            SERIES II SHARES
                                              -------------------------   -------------------------   -----------------------
                                                  2007          2006          2007          2006         2007         2006
                                              -----------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   (93,932)  $  (130,522)  $  (134,081)  $  (138,585)  $  (28,114)  $  (27,182)
      Net realized gain (loss)                  1,589,859     2,073,432       608,489       577,485      399,304      199,269
      Change in unrealized gain (loss)         (1,400,853)     (811,699)      484,790       371,995     (193,688)      75,615
                                              -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                           95,074     1,131,211       959,198       810,895      177,502      247,702
                                              -----------   -----------   -----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        13,578        18,312        14,330        13,302          126        1,444
      Withdrawals                              (1,234,299)   (1,832,844)   (1,181,034)   (1,053,694)    (245,909)    (188,466)
      Contract benefits                          (114,653)     (447,498)      (97,042)     (469,187)     (65,757)     (46,746)
      Contract charges                            (18,728)      (23,179)      (21,885)      (22,646)      (4,321)      (4,459)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                               (970,720)     (499,058)     (262,830)     (389,710)    (112,015)     357,899
      Other transfers from (to) the
         General Account                            9,953           307         9,111       (27,090)       6,667       (6,752)
                                              -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from contract transactions            (2,314,869)   (2,783,960)   (1,539,350)   (1,949,025)    (421,209)     112,920
                                              -----------   -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets    (2,219,795)   (1,652,749)     (580,152)   (1,138,130)    (243,707)     360,622

NET ASSETS:

   Beginning of year                            9,348,806    11,001,555     9,768,596    10,906,726    2,051,658    1,691,036
                                              -----------   -----------   -----------   -----------   ----------   ----------
   End of year                                $ 7,129,011   $ 9,348,806   $ 9,188,444   $ 9,768,596   $1,807,951   $2,051,658
                                              ===========   ===========   ===========   ===========   ==========   ==========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                       AIM V.I.                   AIM V.I.                    AIM V.I.
                                                     CORE EQUITY                  DYNAMICS               GLOBAL HEALTH CARE
                                                         FUND                       FUND                        FUND
                                                   SERIES I SHARES             SERIES I SHARES            SERIES I SHARES
                                              -------------------------   ------------------------   -------------------------
                                                  2007          2006          2007         2006          2007          2006
                                              -----------   -----------   -----------   ----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   (49,179)  $    29,555   $   (65,970)  $  (82,444)  $   (91,227)  $  (112,778)
      Net realized gain (loss)                    481,247       148,248     1,058,382      430,036       478,052       517,547
      Change in unrealized gain (loss)            502,850     1,635,148      (469,705)     451,318       258,160      (103,279)
                                              -----------   -----------   -----------   ----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                          934,918     1,812,951       522,707      798,910       644,985       301,490
                                              -----------   -----------   -----------   ----------   -----------   -----------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        13,093        35,227        10,393        6,074        13,357        61,123
      Withdrawals                              (1,552,158)   (1,813,845)     (600,070)    (510,172)     (825,927)   (1,391,746)
      Contract benefits                          (320,190)     (240,181)   (1,428,077)     (97,508)     (144,381)     (273,877)
      Contract charges                            (30,869)      (30,740)      (10,439)     (13,804)      (14,208)      (17,264)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                               (449,918)     (383,223)     (431,029)    (288,141)     (776,025)     (460,339)
      Other transfers from (to) the
         General Account                           51,114         3,857        24,366           44        12,029       (22,582)
                                              -----------   -----------   -----------   ----------   -----------   -----------
    Net increase (decrease) in net assets
         from contract transactions            (2,288,928)   (2,428,905)   (2,434,856)    (903,507)   (1,735,155)   (2,104,685)
                                              -----------   -----------   -----------   ----------   -----------   -----------
    Net increase (decrease) in net assets      (1,354,010)     (615,954)   (1,912,149)    (104,597)   (1,090,170)   (1,803,195)

NET ASSETS:

   Beginning of year                           14,441,260    15,057,214     5,803,324    5,907,921     7,148,882     8,952,077
                                              -----------   -----------   -----------   ----------   -----------   -----------
   End of year                                $13,087,250   $14,441,260   $ 3,891,175   $5,803,324   $ 6,058,712   $ 7,148,882
                                              ===========   ===========   ===========   ==========   ===========   ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  ALLIANCE-
                                                        AIM V.I.               BERNSTEIN VPS                 ALLIANCE-
                                                        LARGE CAP                  GLOBAL                  BERNSTEIN VPS
                                                       GROWTH FUND               TECHNOLOGY              GROWTH AND INCOME
                                                     SERIES I SHARES         PORTFOLIO CLASS B           PORTFOLIO CLASS B
                                              -------------------------   -----------------------   ---------------------------
                                                  2007          2006         2007         2006          2007           2006
                                              -----------   -----------   ----------   ----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (160,559)  $  (131,469)  $  (20,499)  $  (19,881)  $   (132,746)  $   (166,605)
      Net realized gain (loss)                    468,508       247,476      198,099       61,327      6,830,419      5,910,206
      Change in unrealized gain (loss)          1,225,970       669,093       12,705       75,032     (4,362,004)     4,265,232
                                              -----------   -----------   ----------   ----------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                        1,533,919       785,100      190,305      116,478      2,335,669     10,008,833
                                              -----------   -----------   ----------   ----------   ------------   ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        17,592         8,606       10,018       12,322        436,243         67,903
      Withdrawals                              (1,556,171)   (1,848,294)    (198,674)    (179,346)    (8,253,082)    (8,124,209)
      Contract benefits                          (213,095)     (361,526)     (10,212)      (1,495)    (3,100,799)    (2,048,169)
      Contract charges                            (23,122)      (25,195)      (3,354)      (3,435)      (138,503)      (151,930)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                               (403,519)     (811,718)     319,981      167,152     (4,806,168)    (2,445,946)
      Other transfers from (to) the
         General Account                           60,513        21,398       (1,261)      13,172        175,189          4,445
                                              -----------   -----------   ----------   ----------   ------------   ------------
    Net increase (decrease) in net assets
         from contract transactions            (2,117,802)   (3,016,729)     116,498        8,370    (15,687,120)   (12,697,906)
                                              -----------   -----------   ----------   ----------   ------------   ------------
    Net increase (decrease) in net assets        (583,883)   (2,231,629)     306,803      124,848    (13,351,451)    (2,689,073)

NET ASSETS:

   Beginning of year                           12,244,540    14,476,169    1,624,039    1,499,191     71,425,076     74,114,149
                                              -----------   -----------   ----------   ----------   ------------   ------------
   End of year                                $11,660,657   $12,244,540   $1,930,842   $1,624,039   $ 58,073,625   $ 71,425,076
                                              ===========   ===========   ==========   ==========   ============   ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                         ALLIANCE-                    ALLIANCE-                   ALLIANCE-
                                                       BERNSTEIN VPS                BERNSTEIN VPS              BERNSTEIN VPS
                                                      LARGE CAP GROWTH             LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                                     PORTFOLIO CLASS A            PORTFOLIO CLASS B          PORTFOLIO CLASS B
                                                 -------------------------   -------------------------   -------------------------
                                                     2007         2006          2007         2006           2007         2006
                                                 -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $  (386,609)  $  (421,206)  $  (148,472)  $  (171,187)  $   (62,968)  $  (111,135)
      Net realized gain (loss)                      (477,231)     (823,424)      401,779       367,485     1,038,041     1,340,422
      Change in unrealized gain (loss)             4,048,870       567,605       961,586      (575,110)   (1,015,180)      (53,608)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net
         assets from operations                    3,185,030      (677,025)    1,214,893      (378,812)      (40,107)    1,175,679
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           44,971        28,906        16,108        44,159        15,859         8,617
      Withdrawals                                 (3,046,983)   (2,507,870)   (1,411,140)   (1,858,017)     (991,013)   (1,051,626)
      Contract benefits                           (1,184,471)     (987,060)     (395,704)     (556,250)     (198,287)     (261,276)
      Contract charges                               (68,672)      (76,889)      (76,993)      (37,289)      (18,762)      (18,301)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (1,428,357)      378,408       141,792       184,818       535,453      (362,485)
      Other transfers from (to) the
         General Account                             179,885        57,695        32,994       (21,629)        1,478      (157,838)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions               (5,503,627)   (3,106,810)   (1,692,943)   (2,244,208)     (655,272)   (1,842,909)
                                                 -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets       (2,318,597)   (3,783,835)     (478,050)   (2,623,020)     (695,379)     (667,230)

NET ASSETS:
   Beginning of year                              28,814,987    32,598,822    11,132,929    13,755,949     9,264,605     9,931,835
                                                 -----------   -----------   -----------   -----------   -----------   -----------
   End of year                                   $26,496,390   $28,814,987   $10,654,879   $11,132,929   $ 8,569,226   $ 9,264,605
                                                 ===========   ===========   ===========   ===========   ===========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                      ALLIANCE-                       DWS
                                                    BERNSTEIN VPS                    DREMAN                         DWS
                                                        VALUE                     HIGH RETURN                   SMALL CAP
                                                   PORTFOLIO CLASS B            EQUITY VIP CLASS A           INDEX VIP CLASS A
                                                 -------------------------   -------------------------   --------------------------
                                                  2007            2006          2007         2006           2007          2006
                                                 -----------   -----------   ------------   ------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $    (5,119)  $   (41,091)   $     7,129    $   211,687   $   (60,264) $   (97,895)
      Net realized gain (loss)                     1,211,001     1,052,610         54,892      2,248,266     1,430,606    1,443,451
      Change in unrealized gain (loss)            (1,616,022)      509,697       (259,423)    (1,421,033)   (1,700,831)     556,685
                                                 -----------   -----------    -----------    -----------   -----------  -----------
      Net increase (decrease) in net
         assets from operations                     (410,140)    1,521,216       (197,402)     1,038,920      (330,489)   1,902,241
                                                 -----------   -----------    -----------    -----------   -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           12,789         3,448         60,307         11,334       202,909       50,639
      Withdrawals                                 (1,477,882)   (1,612,082)      (873,386)    (1,125,855)   (3,487,112)  (2,218,184)
      Contract benefits                             (244,011)     (128,666)      (420,493)      (200,061)   (1,670,986)    (351,406)
      Contract charges                               (15,565)      (13,398)       (14,650)       (17,052)      (76,523)     (37,025)
      Transfers between sub-accounts
         (including Separate Account GPA), net    (1,749,047)    3,453,431       (404,410)      (666,594)    1,286,763      507,615
      Other transfers from (to) the
         General Account                              96,121        50,706         31,679        (58,641)      280,986       88,937
                                                 -----------   -----------    -----------    -----------   -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions               (3,377,595)    1,753,439     (1,620,953)    (2,056,869)   (3,463,963)  (1,959,424)
                                                 -----------   -----------    -----------    -----------   -----------  -----------
      Net increase (decrease) in net assets       (3,787,735)    3,274,655     (1,818,355)    (1,017,949)   (3,794,452)     (57,183)

NET ASSETS:
   Beginning of year                              10,722,419     7,447,764      8,222,445      9,240,394    13,851,364   13,908,547
                                                 -----------   -----------    -----------    -----------   -----------  -----------
   End of year                                   $ 6,934,684   $10,722,419    $ 6,404,090    $ 8,222,445   $10,056,912  $13,851,364
                                                 ===========   ===========    ===========    ===========   ===========  ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EATON                      EATON
                                                          DWS                         VANCE VT                    VANCE VT
                                                       TECHNOLOGY                   FLOATING-RATE             WORLDWIDE HEALTH
                                                       VIP CLASS A                   INCOME FUND                SCIENCES FUND
                                                 --------------------------  -------------------------   --------------------------
                                                     2007         2006           2007         2006           2007           2006
                                                 -----------   -----------   -----------   -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)               $    (63,509)  $   (71,096)  $ 1,115,424   $ 1,073,654   $   (52,988)  $  (175,867)
      Net realized gain (loss)                        228,803       120,578      (146,914)       13,928       555,121       595,124
      Change in unrealized gain (loss)                375,000      (112,295)     (910,994)     (109,041)      (14,758)     (658,311)
                                                 ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net
         assets from operations                       540,294       (62,813)       57,516       978,541       487,375      (239,054)
                                                 ------------   -----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           109,823        20,158        15,721        22,196        18,263        27,989
      Withdrawals                                 (13,120,192)   (2,977,049)   (3,315,238)   (2,832,809)   (1,081,461)   (1,491,262)
      Contract benefits                            (4,134,701)     (371,373)     (406,127)   (1,566,293)     (169,452)     (467,136)
      Contract charges                                (44,444)      (18,148)      (40,366)      (42,697)      (23,195)      (28,370)
      Transfers between sub-accounts
         (including Separate Account GPA), net     15,699,735     2,225,020      (523,713)    2,035,867    (1,273,907)   (1,409,074)
      Other transfers from (to) the
         General Account                              495,085        (4,109)       93,381        71,963           609         6,238
                                                 ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions                  (994,694)   (1,125,501)   (4,176,342)   (2,311,773)   (2,529,143)   (3,361,615)
                                                 ------------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets          (454,400)   (1,188,314)   (4,118,826)   (1,333,232)   (2,041,768)   (3,600,669)

NET ASSETS:
   Beginning of year                                4,758,076     5,946,390    24,100,962    25,434,194    10,744,799    14,345,468
                                                 ------------   -----------   -----------   -----------   -----------   -----------
   End of year                                   $  4,303,676   $ 4,758,076   $19,982,136   $24,100,962   $ 8,703,031   $10,744,799
                                                 ============   ===========   ===========   ===========   ===========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY VIP
                                                     FIDELITY VIP               CONTRAFUND(R)                 FIDELITY VIP
                                                    CONTRAFUND(R)                 PORTFOLIO                  EQUITY-INCOME
                                                      PORTFOLIO                SERVICE CLASS 2                 PORTFOLIO
                                              -------------------------   -------------------------   ---------------------------
                                                  2007          2006          2007          2006          2007           2006
                                              -----------   -----------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (262,293)  $   (62,643)  $   (68,834)  $   (51,877)  $    307,194   $  2,503,180
      Net realized gain (loss)                 17,240,433     6,854,764     3,719,706     2,304,446     13,370,373     19,144,225
      Change in unrealized gain (loss)         (9,122,510)   (1,710,374)   (1,960,977)   (1,080,790)   (12,516,465)       503,853
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                        7,855,630     5,081,747     1,689,895     1,171,779      1,161,102     22,151,258
                                              -----------   -----------   -----------   -----------   ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       539,928        59,904         2,698        31,401        343,324        238,342
      Withdrawals                              (6,192,824)   (5,937,930)   (1,172,867)   (1,643,832)   (19,242,910)   (19,529,889)
      Contract benefits                        (3,097,381)   (1,011,748)     (186,183)     (936,578)    (5,176,675)    (5,501,393)
      Contract charges                            (86,167)      (69,723)      (31,209)      (32,100)      (149,552)      (152,831)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    1,430,328     3,111,048       922,320    (1,056,790)    (3,305,963)    (2,897,691)
      Other transfers from (to) the General
         Account                                  205,306       364,934        25,396       161,093        437,122       (506,074)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets
         from contract transactions            (7,200,810)   (3,483,515)     (439,845)   (3,476,806)   (27,094,654)   (28,349,536)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets       654,820     1,598,232     1,250,050    (2,305,027)   (25,933,552)    (6,198,278)

NET ASSETS:
   Beginning of year                           53,800,360    52,202,128    11,321,803    13,626,830    130,569,259    136,767,537
                                              -----------   -----------   -----------   -----------   ------------   ------------
   End of year                                $54,455,180   $53,800,360   $12,571,853   $11,321,803   $104,635,707   $130,569,259
                                              ===========   ===========   ===========   ===========   ============   ============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     FIDELITY VIP                                             FIDELITY VIP
                                                    EQUITY-INCOME                 FIDELITY VIP                   GROWTH
                                                      PORTFOLIO                      GROWTH                     PORTFOLIO
                                                   SERVICE CLASS 2                 PORTFOLIO                 SERVICE CLASS 2
                                              -------------------------   ---------------------------   ------------------------
                                                  2007          2006          2007           2006          2007          2006
                                              -----------   -----------   ------------   ------------   ----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $    28,462   $   236,524   $   (417,908)  $   (801,530)  $  (47,938)  $   (60,820)
      Net realized gain (loss)                  1,772,570     2,244,444       (362,242)    (3,611,213)     479,844       189,735
      Change in unrealized gain (loss)         (1,747,018)       49,421     17,498,752      8,525,010      662,761       115,649
                                              -----------   -----------   ------------   ------------   ----------   -----------
      Net increase (decrease) in net assets
         from operations                           54,014     2,530,389     16,718,602      4,112,267    1,094,667       244,564
                                              -----------   -----------   ------------   ------------   ----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        27,458        44,785        554,556        143,721        5,356        15,911
      Withdrawals                              (2,019,157)   (1,378,287)   (10,158,379)   (11,897,211)    (620,193)     (626,126)
      Contract benefits                          (317,884)     (783,775)    (4,172,887)    (3,531,321)     (84,045)     (273,245)
      Contract charges                            (43,155)      (43,083)       (94,609)       (99,066)     (14,881)      (15,470)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                      277,632       928,414     (2,990,515)    (1,975,541)     (93,018)     (119,227)
      Other transfers from (to) the General
         Account                                      285        63,379        429,014       (317,791)       1,121         2,174
                                              -----------   -----------   ------------   ------------   ----------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (2,074,821)   (1,168,567)   (16,432,820)   (17,677,209)    (805,660)   (1,015,983)
                                              -----------   -----------   ------------   ------------   ----------   -----------
      Net increase (decrease) in net assets    (2,020,807)    1,361,822        285,782    (13,564,942)     289,007      (771,419)

NET ASSETS:
   Beginning of year                           15,763,080    14,401,258     74,996,104     88,561,046    5,045,714     5,817,133
                                              -----------   -----------   ------------   ------------   ----------   -----------
   End of year                                $13,742,273   $15,763,080   $ 75,281,886   $ 74,996,104   $5,334,721   $ 5,045,714
                                              ===========   ===========   ============   ============   ==========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                                FIDELITY VIP
                                                     FIDELITY VIP             GROWTH & INCOME               FIDELITY VIP
                                                   GROWTH & INCOME               PORTFOLIO                  HIGH INCOME
                                                      PORTFOLIO               SERVICE CLASS 2                PORTFOLIO
                                              -------------------------   -----------------------   ---------------------------
                                                  2007          2006         2007         2006          2007           2006
                                              -----------   -----------   ----------   ----------   ------------   ------------.
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $    54,027   $   (50,430)  $    1,275   $  (14,233)  $  3,268,400   $  3,463,682
      Net realized gain (loss)                  1,107,864       721,621      255,397      131,649       (427,659)      (729,611)
      Change in unrealized gain (loss)           (162,863)      471,207      (43,682)     127,034     (2,050,252)     2,728,371
                                              -----------   -----------   ----------   ----------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                          999,028     1,142,398      212,990      244,450        790,489      5,462,442
                                              -----------   -----------   ----------   ----------   ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        14,849        26,704          250        5,141        228,966        112,719
      Withdrawals                              (1,522,365)   (1,826,742)    (487,723)    (321,633)    (8,292,974)    (9,748,467)
      Contract benefits                          (233,896)     (370,441)      (7,270)     (14,941)    (1,801,245)    (1,566,923)
      Contract charges                            (19,597)      (18,166)      (5,513)      (5,461)       (72,336)       (77,814)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    1,195,978        92,999      (18,462)     (20,150)    (1,026,446)      (879,652)
      Other transfers from (to) the General
         Account                                   21,346        86,421           58       22,756        195,016        368,668
                                              -----------   -----------   ----------   ----------   ------------   ------------
      Net increase (decrease) in net assets
         from contract transactions              (543,685)   (2,009,225)    (518,660)    (334,288)   (10,769,019)   (11,791,469)
                                              -----------   -----------   ----------   ----------   ------------   ------------
      Net increase (decrease) in net assets       455,343      (866,827)    (305,670)     (89,838)    (9,978,530)    (6,329,027)

NET ASSETS:
   Beginning of year                           10,098,431    10,965,258    2,245,952    2,335,790     57,617,020     63,946,047
                                              -----------   -----------   ----------   ----------   ------------   ------------
   End of year                                $10,553,774   $10,098,431   $1,940,282   $2,245,952   $ 47,638,490   $ 57,617,020
                                              ===========   ===========   ==========   ==========   ============   ============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                        FIDELITY VIP                                          FIDELITY VIP
                                                        HIGH INCOME                 FIDELITY VIP                MID CAP
                                                         PORTFOLIO                    MID CAP                  PORTFOLIO
                                                      SERVICE CLASS 2                PORTFOLIO              SERVICE CLASS 2
                                                ------------------------  --------------------------  ------------------------
                                                    2007        2006          2007         2006           2007        2006
                                                -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   366,135  $   472,496  $   (223,129) $   (568,212) $   (86,736) $  (134,469)
      Net realized gain (loss)                       61,826      (20,901)    9,157,302    11,606,853    1,601,209    2,756,393
      Change in unrealized gain (loss)             (304,822)     255,741    (2,719,767)   (5,060,267)    (206,694)  (1,365,206)
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                            123,139      707,336     6,214,406     5,978,374    1,307,779    1,256,718
                                                -----------  -----------  ------------  ------------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                           1,462       36,607       299,696        42,907        2,888       26,987
      Withdrawals                                  (826,144)    (832,940)   (4,963,985)   (6,551,538)  (1,047,564)  (1,450,415)
      Contract benefits                            (192,646)    (262,308)   (4,770,881)   (1,255,073)    (113,802)    (382,308)
      Contract charges                              (18,484)     (19,692)      (81,534)      (93,506)     (27,089)     (29,148)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,360,157)       2,240    (4,485,506)   (2,886,881)    (624,417)  (1,596,566)
      Other transfers from (to) the
         General Account                                138        2,319       156,682        20,470         (111)      52,027
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (2,395,831)  (1,073,774)  (13,845,528)  (10,723,621)  (1,810,095)  (3,379,423)
                                                -----------  -----------  ------------  ------------  -----------  -----------
      Net increase (decrease) in net assets      (2,272,692)    (366,438)   (7,631,122)   (4,745,247)    (502,316)  (2,122,705)

   NET ASSETS:
      Beginning of year                           7,874,458    8,240,896    52,681,670    57,426,917   10,524,528   12,647,233
                                                -----------  -----------  ------------  ------------  -----------  -----------
      End of year                               $ 5,601,766  $ 7,874,458  $ 45,050,548  $ 52,681,670  $10,022,212  $10,524,528
                                                ===========  ===========  ============  ============  ===========  ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                      FIDELITY VIP           FT VIP FRANKLIN         FT VIP FRANKLIN
                                                    VALUE STRATEGIES            LARGE CAP            SMALL CAP VALUE
                                                       PORTFOLIO            GROWTH SECURITIES            SECURITIES
                                                    SERVICE CLASS 2            FUND CLASS 2            FUND CLASS 2
                                                -----------------------  ----------------------  ------------------------
                                                    2007         2006        2007        2006        2007       2006
                                                -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $   (50,874) $  (59,762) $  (33,096) $  (32,247) $  (104,262) $  (125,972)
      Net realized gain (loss)                      838,053     961,987     283,061     145,593    2,113,089    1,532,205
      Change in unrealized gain (loss)             (602,776)   (163,334)    (11,289)    320,393   (2,323,020)     910,576
                                                -----------  ----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                            184,403     738,891     238,676     433,739     (314,193)   2,316,809
                                                -----------  ----------  ----------  ----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                          20,153      12,936       3,109       2,110       56,111       17,616
      Withdrawals                                (1,110,983)   (614,935)   (644,771)   (737,621)  (1,550,491)  (2,402,318)
      Contract benefits                            (107,502)    (52,557)   (207,378)   (118,870)  (1,561,064)    (310,511)
      Contract charges                              (11,158)     (9,688)     (7,550)     (7,510)     (27,498)     (31,805)
      Transfers between sub-accounts
         (including Separate Account GPA), net    1,068,411     364,798     297,597      90,739   (1,305,334)     693,765
      Other transfers from (to) the
         General Account                             66,278      16,495      28,178       3,295       59,275     (136,433)
                                                -----------  ----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions                 (74,801)   (282,951)   (530,815)   (767,857)  (4,329,001)  (2,169,686)
                                                -----------  ----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net assets         109,602     455,940    (292,139)   (334,118)  (4,643,194)     147,123

   NET ASSETS:
      Beginning of year                           5,709,415   5,253,475   5,010,123   5,344,241   15,815,032   15,667,909
                                                -----------  ----------  ----------  ----------  -----------  -----------
      End of year                               $ 5,819,017  $5,709,415  $4,717,984  $5,010,123  $11,171,838  $15,815,032
                                                ===========  ==========  ==========  ==========  ===========  ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     FT VIP FRANKLIN
                                                        SMALL-MID                 FT VIP
                                                        CAP GROWTH              MUTUAL SHARES            FT VIP TEMPLETON
                                                        SECURITIES                SECURITIES            FOREIGN SECURITIES
                                                       FUND CLASS 2              FUND CLASS 2              FUND CLASS 2
                                                ------------------------  -------------------------  ------------------------
                                                    2007        2006          2007          2006         2007         2006
                                                -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)              $  (249,874) $  (275,121) $     25,351  $   (50,945) $   112,064  $   (36,499)
      Net realized gain (loss)                    2,944,682      945,765     5,307,065    4,147,593    3,626,633    1,282,788
      Change in unrealized gain (loss)             (927,703)     695,337    (4,167,394)   3,823,752     (908,037)   2,596,901
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from operations                          1,767,105    1,365,981     1,165,022    7,920,400    2,830,660    3,843,190
                                                -----------  -----------  ------------  -----------  -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         134,097       21,461       103,087       31,976       20,386       24,042
      Withdrawals                                (2,014,638)  (1,990,165)   (4,475,690)  (5,618,017)  (2,885,375)  (2,581,277)
      Contract benefits                            (568,801)    (374,835)   (1,202,750)  (1,148,691)  (2,317,977)    (364,357)
      Contract charges                              (35,574)     (35,267)      (39,387)     (72,963)     (39,063)     (34,185)
      Transfers between sub-accounts
         (including Separate Account GPA), net   (1,959,933)    (621,643)   (1,593,580)   2,485,107    1,194,174    1,492,092
      Other transfers from (to) the
         General Account                             79,964       (4,275)      200,830      (27,853)      95,021       91,179
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets
         from contract transactions              (4,364,885)  (3,004,724)   (7,007,490)  (4,350,441)  (3,932,834)  (1,372,506)
                                                -----------  -----------  ------------  -----------  -----------  -----------
      Net increase (decrease) in net assets      (2,597,780)  (1,638,743)   (5,842,468)   3,569,959   (1,102,174)   2,470,684

   NET ASSETS:
      Beginning of year                          18,812,313   20,451,056    53,907,911   50,337,952   23,193,044   20,722,360
                                                -----------  -----------  ------------  -----------  -----------  -----------
      End of year                               $16,214,533  $18,812,313  $ 48,065,443  $53,907,911  $22,090,870  $23,193,044
                                                ===========  ===========  ============  ===========  ===========  ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                                              GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                  GOLDMAN SACHS VIT              CORE FIXED                 EQUITY INDEX
                                                 CAPITAL GROWTH FUND            INCOME FUND                     FUND
                                                    SERVICE SHARES             SERVICE SHARES              SERVICE SHARES
                                             --------------------------  --------------------------  --------------------------
                                                 2007          2006          2007          2006          2007          2006
                                             ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $ (1,690,245) $ (1,996,044) $  3,929,155  $  4,136,664  $    226,326  $    152,776
      Net realized gain (loss)                  4,899,558     1,553,339      (968,316)   (1,704,882)   10,991,809     8,834,075
      Change in unrealized gain (loss)          7,304,030    10,783,835     3,479,549     1,014,640    (6,529,728)    7,231,010
                                             ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                       10,513,343    10,341,130     6,440,388     3,446,422     4,688,407    16,217,861
                                             ------------  ------------  ------------  ------------  ------------  ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       346,079       272,822       249,756       197,619       109,843       106,674
      Withdrawals                             (20,176,260)  (21,642,207)  (16,212,068)  (19,090,282)   (5,028,470)  (15,154,835)
      Contract benefits                        (6,552,555)   (4,926,112)   (5,041,107)   (4,751,420)   (2,454,852)   (4,538,275)
      Contract charges                           (138,556)     (154,110)     (200,484)     (219,966)     (107,469)     (150,571)
      Transfers between sub-accounts
         (including Separate Account
            GPA), net                          (4,651,632)   (4,619,865)    6,367,450      (762,191)  (22,094,443)  (11,020,000)
      Other transfers from (to) the
         General Account                          429,847        40,393       533,687       668,584       181,419       (35,135)
                                             ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions           (30,743,077)  (31,029,079)  (14,302,766)  (23,957,656)  (29,393,972)  (30,792,142)
                                             ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets   (20,229,734)  (20,687,949)   (7,862,378)  (20,511,234)  (24,705,565)  (14,574,281)

NET ASSETS:
   Beginning of year                          134,776,157   155,464,106   130,650,216   151,161,450   123,664,140   138,238,421
                                             ------------  ------------  ------------  ------------  ------------  ------------
   End of year                               $114,546,423  $134,776,157  $122,787,838  $130,650,216  $ 98,958,575  $123,664,140
                                             ============  ============  ============  ============  ============  ============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                   GOLDMAN SACHS VIT           GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                      GOVERNMENT                    GROWTH                      MID CAP
                                                      INCOME FUND             OPPORTUNITIES FUND              VALUE FUND
                                                    SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                             ---------------------------  --------------------------  --------------------------
                                                 2007           2006          2007          2006          2007          2006
                                             -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   587,252    $   578,404   $   (998,164) $ (1,135,104) $   (575,255) $   (142,412)
      Net realized gain (loss)                  (159,580)      (256,888)     6,169,299    31,422,569     9,134,591    18,912,924
      Change in unrealized gain (loss)           850,614        208,946      6,592,972   (27,170,081)   (6,571,045)   (8,793,617)
                                             -----------    -----------   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                       1,278,286        530,462     11,764,107     3,117,384     1,988,291     9,976,895
                                             -----------    -----------   ------------  ------------  ------------  ------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       28,638         52,799        220,719       113,170       214,749        98,680
      Withdrawals                             (2,675,843)    (2,456,337)   (12,056,886)  (12,967,470)  (11,415,056)  (12,916,401)
      Contract benefits                         (623,803)    (1,001,657)    (2,776,822)   (3,078,843)   (2,641,730)   (2,530,263)
      Contract charges                           (40,909)       (40,313)       (83,649)      (89,786)      (99,855)     (105,918)
      Transfers between sub-accounts
         (including Separate Account
            GPA), net                          5,077,366      1,157,411     (4,216,456)   (5,872,285)   (4,665,432)     (525,701)
      Other transfers from (to) the
         General Account                         167,627        (39,595)       178,269      (174,286)      337,770      (296,245)
                                             -----------    -----------   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions            1,933,076     (2,327,692)   (18,734,825)  (22,069,500)  (18,269,554)  (16,275,848)
                                             -----------    -----------   ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets    3,211,362     (1,797,230)    (6,970,718)  (18,952,116)  (16,281,263)   (6,298,953)

NET ASSETS:
   Beginning of year                          21,094,078     22,891,308     72,234,001    91,186,117    76,405,886    82,704,839
                                             -----------    -----------   ------------  ------------  ------------  ------------
   End of year                               $24,305,440    $21,094,078   $ 65,263,283  $ 72,234,001  $ 60,124,623  $ 76,405,886
                                             ===========    ===========   ============  ============  ============  ============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

For the Years Ended December 31,


                                                                                 GOLDMAN SACHS VIT           GOLDMAN SACHS VIT
                                                   GOLDMAN SACHS VIT          STRATEGIC INTERNATIONAL            STRUCTURED
                                                   MONEY MARKET FUND                EQUITY FUND               U.S. EQUITY FUND
                                                     SERVICE SHARES              SERVICE SHARES (a)            SERVICE SHARES
                                              ---------------------------   ---------------------------   -----------------------
                                                  2007           2006           2007           2006          2007         2006
                                              ------------   ------------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  3,308,725   $  3,134,182   $   (167,944)  $    958,229   $  (16,400)  $   (1,504)
      Net realized gain (loss)                          --             --     16,450,167      7,288,984      463,599      181,668
      Change in unrealized gain (loss)                  --             --    (10,948,333)     8,362,955     (517,029)     165,235
                                              ------------   ------------   ------------   ------------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                         3,308,725      3,134,182      5,333,890     16,610,168      (69,830)     345,399
                                              ------------   ------------   ------------   ------------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                      1,015,419        621,626        287,500        144,536        6,111       18,253
      Withdrawals                              (29,134,372)   (29,566,451)   (13,778,877)   (13,616,154)    (318,096)    (395,381)
      Contract benefits                        (12,773,359)    (4,051,285)    (2,641,757)    (2,728,265)     (69,062)     (22,019)
      Contract charges                            (163,536)      (170,730)      (116,970)      (121,268)      (7,156)      (7,105)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                              38,853,851     16,549,517     (3,272,669)    (5,309,450)    (318,201)     762,806
      Other transfers from (to) the
         General Account                         2,191,406      5,742,129        252,911       (181,786)      26,533      (12,369)
                                              ------------   ------------   ------------   ------------   ----------   ----------
      Net increase (decrease) in net assets
         from contract transactions                (10,591)   (10,875,194)   (19,269,862)   (21,812,387)    (679,871)     344,185
                                              ------------   ------------   ------------   ------------   ----------   ----------
      Net increase (decrease) in net assets      3,298,134     (7,741,012)   (13,935,972)    (5,202,219)    (749,701)     689,584

NET ASSETS:
   Beginning of year                            89,505,308     97,246,320     90,348,165     95,550,384    3,568,448    2,878,864
                                              ------------   ------------   ------------   ------------   ----------   ----------
   End of year                                $ 92,803,442   $ 89,505,308   $ 76,412,193   $ 90,348,165   $2,818,747   $3,568,448
                                              ============   ============   ============   ============   ==========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

For the Years Ended December 31,

                                                                                 JANUS ASPEN                 JANUS ASPEN
                                                     JANUS ASPEN                INTERNATIONAL                 LARGE CAP
                                                  GROWTH AND INCOME                 GROWTH                      GROWTH
                                                      PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                    SERVICE SHARES              SERVICE SHARES              SERVICE SHARES
                                              -------------------------   -------------------------   -------------------------
                                                  2007          2006          2007          2006          2007          2006
                                              -----------   -----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $    46,766   $   (15,578)  $  (301,042)  $   115,631   $  (135,834)  $  (181,596)
      Net realized gain (loss)                  1,075,691       698,766     4,514,442     2,432,332       684,771       492,543
      Change in unrealized gain (loss)           (228,221)      210,460     2,827,902     6,102,004     1,468,659     1,219,251
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                          894,236       893,648     7,041,302     8,649,967     2,017,596     1,530,198
                                              -----------   -----------   -----------   -----------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        14,348        39,716        48,349        32,064        26,590        68,363
      Withdrawals                              (1,596,506)   (1,522,739)   (3,674,629)   (3,558,869)   (1,893,240)   (1,781,814)
      Contract benefits                          (481,174)     (600,424)   (3,307,420)     (586,718)     (207,665)     (762,923)
      Contract charges                            (21,522)      (27,421)      (61,098)      (46,348)      (38,676)      (38,534)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                             (1,026,236)      446,808     4,575,996     5,138,721       532,681      (396,816)
      Other transfers from (to) the
         General Account                           31,430       174,159       158,560       (12,018)       18,642        47,085
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (3,079,660)   (1,489,901)   (2,260,242)      966,832    (1,561,668)   (2,864,639)
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets    (2,185,424)     (596,253)    4,781,060     9,616,799       455,928    (1,334,441)

NET ASSETS:
   Beginning of year                           14,316,983    14,913,236    28,664,590    19,047,791    16,188,998    17,523,439
                                              -----------   -----------   -----------   -----------   -----------   -----------
   End of year                                $12,131,559   $14,316,983   $33,445,650   $28,664,590   $16,644,926   $16,188,998
                                              ===========   ===========   ===========   ===========   ===========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

For the Years Ended December 31,


                                                    JANUS ASPEN
                                                   MID CAP GROWTH            MFS(R) MID CAP               MFS(R) NEW
                                                     PORTFOLIO                GROWTH SERIES            DISCOVERY SERIES
                                                   SERVICE SHARES             SERVICE CLASS             SERVICE CLASS
                                              -----------------------   ------------------------   -----------------------
                                                 2007         2006         2007          2006         2007         2006
                                              ----------   ----------   ----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (87,688)  $  (84,201)  $  (60,366)  $   (67,035)  $  (27,145)  $  (31,465)
      Net realized gain (loss)                   752,667      595,820      382,515       428,958      263,736      192,166
      Change in unrealized gain (loss)           485,995      124,261       31,977      (301,431)    (187,002)      60,693
                                              ----------   ----------   ----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                       1,150,974      635,880      354,126        60,492       49,589      221,394
                                              ----------   ----------   ----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       14,211        3,564        4,452         4,925          815       14,499
      Withdrawals                               (952,362)    (715,945)    (756,387)   (1,020,902)    (201,762)    (347,578)
      Contract benefits                         (157,626)    (184,372)    (121,606)     (118,351)          --     (206,021)
      Contract charges                           (13,953)     (12,238)      (9,092)       (9,406)      (3,923)      (4,728)
      Transfers between sub-accounts
         (including Separate Account
         GPA), net                             1,986,743      154,755      158,608      (107,878)    (380,522)     299,706
      Other transfers from (to) the
         General Account                          28,377       (7,211)      14,795      (171,207)       7,851       17,729
                                              ----------   ----------   ----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from contract transactions              905,390     (761,447)    (709,230)   (1,422,819)    (577,541)    (226,393)
                                              ----------   ----------   ----------   -----------   ----------   ----------
      Net increase (decrease) in net assets    2,056,364     (125,567)    (355,104)   (1,362,327)    (527,952)      (4,999)

NET ASSETS:
   Beginning of year                           5,572,001    5,697,568    4,372,529     5,734,856    2,106,230    2,111,229
                                              ----------   ----------   ----------   -----------   ----------   ----------
   End of year                                $7,628,365   $5,572,001   $4,017,425   $ 4,372,529   $1,578,278   $2,106,230
                                              ==========   ==========   ==========   ===========   ==========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,


                                                       MFS(R) TOTAL                  MFS(R)                   OPPENHEIMER
                                                      RETURN SERIES             UTILITIES SERIES           BALANCED FUND/VA
                                                      SERVICE CLASS               SERVICE CLASS             SERVICE SHARES
                                              --------------------------   -------------------------   -----------------------
                                                   2007          2006          2007          2006          2007         2006
                                              ------------   -----------   -----------   -----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   211,261    $   194,018   $   (88,612)  $    53,577   $   39,713   $   28,252
      Net realized gain (loss)                  1,415,404      1,241,606     2,735,577     1,228,000      637,913      318,643
      Change in unrealized gain (loss)         (1,032,055)       870,243       672,411     1,609,721     (630,964)     211,290
                                              -----------    -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from operations                          594,610      2,305,867     3,319,376     2,891,298       46,662      558,185
                                              -----------    -----------   -----------   -----------   ----------   ----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        19,336         43,131       115,793        11,017        1,499        1,813
      Withdrawals                              (2,976,635)    (2,521,328)   (2,237,711)   (1,707,622)    (886,693)    (756,751)
      Contract benefits                          (655,601)      (961,869)     (638,566)     (175,713)     (80,179)    (154,243)
      Contract charges                            (39,097)       (39,401)      (30,469)      (21,818)     (10,863)      (8,209)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     (795,995)      (478,425)      773,087     1,273,524      498,407    2,025,552
      Other transfers from (to) the
         General Account                          322,379         74,625       158,185        45,008          992       95,009
                                              -----------    -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets
         from contract transactions            (4,125,613)    (3,883,267)   (1,859,681)     (575,604)    (476,837)   1,203,171
                                              -----------    -----------   -----------   -----------   ----------   ----------
      Net increase (decrease) in net assets    (3,531,003)    (1,577,400)    1,459,695     2,315,694     (430,175)   1,761,356

   NET ASSETS:
      Beginning of year                        24,296,000     25,873,400    13,151,924    10,836,230    7,437,934    5,676,578
                                              -----------    -----------   -----------   -----------   ----------   ----------
      End of year                             $20,764,997    $24,296,000   $14,611,619   $13,151,924   $7,007,759   $7,437,934
                                              ===========    ===========   ===========   ===========   ==========   ==========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                    OPPENHEIMER                  OPPENHEIMER                  OPPENHEIMER
                                                 CAPITAL APPRECIATION          GLOBAL SECURITIES               HIGH INCOME
                                                      FUND/VA                      FUND/VA                      FUND/VA
                                                   SERVICE SHARES               SERVICE SHARES               SERVICE SHARES
                                              -------------------------   --------------------------   -------------------------
                                                  2007          2006          2007           2006          2007          2006
                                              -----------   -----------   -----------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $  (111,468)  $  (121,423)  $   (37,239)  $   (143,868)  $   594,581   $   700,535
      Net realized gain (loss)                    914,690       369,199     3,611,034      2,849,360        27,782        18,114
      Change in unrealized gain (loss)            154,770       337,923    (2,173,437)     1,188,146      (789,934)      131,283
                                              -----------   -----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets
         from operations                          957,992       585,699     1,400,358      3,893,638      (167,571)      849,932
                                              -----------   -----------   -----------   ------------   -----------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         7,372         8,246        30,374         40,949        28,453        13,083
      Withdrawals                              (1,081,370)   (1,542,913)   (4,244,425)    (3,599,638)   (1,078,523)   (1,532,153)
      Contract benefits                          (235,677)     (436,908)     (658,568)    (1,572,992)     (283,659)     (271,602)
      Contract charges                            (13,661)      (14,202)      (40,979)       (41,312)      (18,081)      (21,684)
      Transfers between sub-accounts
      (including Separate Account GPA),
         net                                   (2,165,339)      250,411    (1,769,838)     3,665,285      (429,571)      612,152
      Other transfers from (to) the
         General Account                           (1,854)       57,954        37,495        262,191        20,102       (57,027)
                                              -----------   -----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (3,490,529)   (1,677,412)   (6,645,941)    (1,245,517)   (1,761,279)   (1,257,231)
                                              -----------   -----------   -----------   ------------   -----------   -----------
      Net increase (decrease) in net assets    (2,532,537)   (1,091,713)   (5,245,583)     2,648,121    (1,928,850)     (407,299)

   NET ASSETS:
      Beginning of year                         9,734,820    10,826,533    28,633,372     25,985,251    11,329,562    11,736,861
                                              -----------   -----------   -----------   ------------   -----------   -----------
      End of year                             $ 7,202,283   $ 9,734,820   $23,387,789   $ 28,633,372   $ 9,400,712   $11,329,562
                                              ===========   ===========   ===========   ============   ===========   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     OPPENHEIMER
                                                     MAIN STREET                   PIONEER                PIONEER REAL ESTATE
                                                     FUND(R)/VA                    FUND VCT                    SHARES VCT
                                                  SERVICE SHARES              PORTFOLIO CLASS II           PORTFOLIO CLASS II
                                              -------------------------   -------------------------   ---------------------------
                                                  2007          2006          2007          2006           2007           2006
                                              -----------   -----------   -----------   -----------   -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $   (26,095)  $   (20,486)  $   (44,540)  $   (37,259)  $    294,856   $    290,178
      Net realized gain (loss)                    448,716       394,662       970,440       665,093      6,014,261      4,127,743
      Change in unrealized gain (loss)           (246,885)      299,772      (518,822)    1,013,214    (11,696,698)     4,821,730
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets
         from operations                           175,736       673,948       407,078    1,641,048      (5,387,581)     9,239,651
                                              -----------   -----------   -----------   -----------   ------------   ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                         3,810         4,609        19,506         5,254         39,057         36,392
      Withdrawals                                (727,621)   (1,117,788)   (1,457,063)   (1,564,661)    (4,997,254)    (4,190,966)
      Contract benefits                          (314,545)     (591,585)     (414,377)     (402,434)      (550,810)      (568,446)
      Contract charges                             (9,387)       (9,883)      (19,976)      (21,924)       (52,067)       (56,532)
      Transfers between sub-accounts
      (including Separate Account GPA),
         net                                     (193,349)      364,583      (578,793)     (515,257)    (4,661,090)       707,065
      Other transfers from (to) the
         General Account                           24,748        36,147        19,160        15,584         75,417        (15,807)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets
         from contract transactions            (1,216,344)   (1,313,917)   (2,431,543)   (2,483,438)   (10,146,747)    (4,088,294)
                                              -----------   -----------   -----------   -----------   ------------   ------------
      Net increase (decrease) in net assets    (1,040,608)     (639,969)   (2,024,465)     (842,390)   (15,534,328)     5,151,357

   NET ASSETS:
      Beginning of year                         5,419,889     6,059,858    11,742,054    12,584,444     34,130,797     28,979,440
                                              -----------   -----------   -----------   -----------   ------------   ------------
      End of year                             $ 4,379,281   $ 5,419,889   $ 9,717,589   $11,742,054   $ 18,596,469   $ 34,130,797
                                              ===========   ===========   ===========   ===========   ============   ============

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

FOR THE YEARS ENDED DECEMBER 31,

                                                     T. ROWE PRICE
                                                     INTERNATIONAL
                                                    STOCK PORTFOLIO
                                              --------------------------
                                                  2007           2006
                                              ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)            $    (52,799)  $  (181,946)
      Net realized gain (loss)                  13,849,142     4,904,955
      Change in unrealized gain (loss)          (6,174,685)    6,591,335
                                              ------------   -----------
      Net increase (decrease) in net assets
         from operations                         7,621,658    11,314,344
                                              ------------   -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        194,109       104,902
      Withdrawals                               (9,032,188)   (8,049,941)
      Contract benefits                         (2,381,904)   (2,088,124)
      Contract charges                            (122,936)     (120,932)
      Transfers between sub-accounts
      (including Separate Account GPA),
         net                                    (2,186,725)      438,289
      Other transfers from (to) the
         General Account                           159,233        49,209
                                              ------------   -----------
      Net increase (decrease) in net assets
         from contract transactions            (13,370,411)   (9,666,597)
                                              ------------   -----------
      Net increase (decrease) in net assets     (5,748,753)    1,647,747

   NET ASSETS:
      Beginning of year                         71,913,246    70,265,499
                                              ------------   -----------
      End of year                             $ 66,164,493   $71,913,246
                                              ============   ===========

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          The Commonwealth Select Separate Account (the "Separate Account"), which funds the Commonwealth Select Acclaim, Commonwealth Select Charter, Commonwealth Select Resource, Commonwealth Select Resource II, Commonwealth Select Reward and the Commonwealth Optim-L annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on March 5, 1992 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company ("AFLIAC").

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation ("AFC"). On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business ("the Transaction") to The Goldman Sachs Group, Inc. ("Goldman Sachs"). On January 11, 2006, Goldman Sachs purchased Allmerica Financial Investment Management Services, Inc. ("AFIMS"), which has served as the investment manager of the nine investment funds of Allmerica Investment Trust ("AIT Funds"). On January 9, 2006, the AIT Funds were reorganized into corresponding funds of the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs VIT funds. AFIMS has no relationship with the Goldman Sachs VIT funds.

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-one Sub-Accounts are currently offered by the Separate Account, all of which had activity during the year. Each Sub-Account invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     AllianceBernstein Variable Products Series Fund, Inc.
     DWS Investments VIT Funds
     DWS Variable Series II
     Eaton Vance Variable Trust
     Fidelity Variable Insurance Products Funds
     Franklin Templeton Variable Insurance Products Trust
     Goldman Sachs Variable Insurance Trust
     Janus Aspen Series
     MFS(R) Variable Insurance Trust(SM)
     Oppenheimer Variable Account Funds
     Pioneer Variable Contracts Trust
     T. Rowe Price International Series, Inc.

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

          The following Underlying Funds were renamed as indicated:

DATE             OLD NAME                          NEW NAME
--------------   -------------------------------   -----------------------------
April 30, 2007   Goldman Sachs VIT International   Goldman Sachs VIT Strategic
                 Equity Fund Service Shares        International Equity Fund
                                                   Service Shares

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate.

COMMONWEALTH SELECT SEPARATE ACCOUNT

The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts ( excluding amounts allocated to the Fixed and Guaranteed Period Accounts ) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          FINANCIAL HIGHLIGHTS - Statement of Position (SOP) 03-5 "FINANCIAL HIGHLIGHTS OF SEPARATE ACCOUNTS: An Amendment to the Audit and Accounting Guide AUDITS OF INVESTMENT COMPANIES" was effective for fiscal years ending after December 15, 2003. This resulted in additional disclosures as detailed in Note 6, Financial Highlights.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, contract deductions are made from each on a pro-rata basis.

          Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

COMMONWEALTH SELECT SEPARATE ACCOUNT

          The annual rates of Mortality0 and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract fee for the year ended are displayed in the table below.

                                   COMMONWEALTH
                                  ANNUITY SELECT
                                    RESOURCE &
 COMMONWEALTH     COMMONWEALTH     COMMONWEALTH     COMMONWEALTH
ANNUITY SELECT   ANNUITY SELECT   ANNUITY SELECT   ANNUITY SELECT     COMMONWEALTH
    ACCLAIM         CHARTER        RESOURCE II         REWARD       ANNUITY OPTIM-L
     1.20%            1.25%            1.25%            1.25%             1.60%
     0.15%            0.15%            0.15%            0.15%             0.15%
  0.15-0.50%       0.15-0.25%       0.15-0.25%       0.20-0.50%        0.25-0.50%
      $35              $35              $30              $35              $35

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

          Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

          During the year ended December 31, 2007 management fees of the Underlying Goldman Sachs VIT Funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of Goldman Sachs VIT funds. The Goldman Sachs VIT Funds' advisory agreement provided for fees ranging from 0.30% to 1.17% based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate of 0.02% to 0.12% of the Fund's average daily net assets.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                   COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                  COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                    COMMONWEALTH ANNUITY SELECT CHARTER
                                                                   AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                         YEAR ENDED DECEMBER 31,

                                                                      2007                       2006
                                                            ------------------------   ------------------------
                                                               UNITS        AMOUNT        UNITS        AMOUNT
                                                            ----------   -----------   ----------   -----------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                         3,706,060   $ 4,855,965    4,769,635   $ 5,930,100
   Redemption of Units                                      (5,068,268)   (6,656,200)  (6,731,586)   (8,305,686)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (1,362,208)  $(1,800,235)  (1,961,951)  $(2,375,586)
                                                            ==========   ===========   ==========   ===========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                         2,104,102   $ 1,776,605      912,224   $   674,629
   Redemption of Units                                      (3,449,707)   (2,886,228)  (2,907,493)   (2,187,062)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (1,345,605)  $(1,109,623)  (1,995,269)  $(1,512,434)
                                                            ==========   ===========   ==========   ===========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                         1,526,618   $ 2,341,026      681,766   $   915,728
   Redemption of Units                                      (1,746,750)   (2,666,886)    (601,118)     (805,867)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                                 (220,132)  $  (325,860)      80,648   $   109,861
                                                            ==========   ===========   ==========   ===========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                         1,643,803   $ 1,477,942      368,146   $   619,165
   Redemption of Units                                      (3,718,249)   (3,327,888)  (2,808,877)   (2,517,546)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (2,074,446)  $(1,849,946)  (2,440,731)  $(1,898,380)
                                                            ==========   ===========   ==========   ===========
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                         1,423,682   $ 1,158,116      720,210   $   563,915
   Redemption of Units                                      (4,272,615)   (3,349,173)  (1,846,528)   (1,324,945)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (2,848,933)  $(2,191,057)  (1,126,318)  $  (761,030)
                                                            ==========   ===========   ==========   ===========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                           941,099   $   976,903      788,112   $   455,091
   Redemption of Units                                      (2,353,422)   (2,426,218)  (2,621,573)   (2,218,236)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (1,412,323)  $(1,449,315)  (1,833,461)  $(1,763,144)
                                                            ==========   ===========   ==========   ===========
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                         2,179,439   $ 1,662,324    2,013,936   $   725,771
   Redemption of Units                                      (4,390,486)   (3,302,758)  (5,402,187)   (2,996,512)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                               (2,211,047)  $(1,640,434)  (3,388,251)  $(2,270,741)
                                                            ==========   ===========   ==========   ===========
AllianceBernstein VPS Global Technology Portfolio Class B
   Issuance of Units                                         1,252,202   $ 1,606,259      525,396   $   509,653
   Redemption of Units                                      (1,286,136)   (1,547,737)    (446,859)     (438,115)
                                                            ----------   -----------   ----------   -----------
      Net increase (decrease)                                  (33,934)  $    58,522       78,537   $    71,538
                                                            ==========   ===========   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                       COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                      COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                        COMMONWEALTH ANNUITY SELECT CHARTER
                                                                       AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                              YEAR ENDED DECEMBER 31,

                                                                         2007                         2006
                                                              --------------------------   --------------------------
                                                                 UNITS         AMOUNT         UNITS         AMOUNT
                                                              -----------   ------------   -----------   ------------
AllianceBernstein VPS Growth and Income Portfolio Class B
   Issuance of Units                                            4,928,200   $  6,763,569     2,427,223   $  2,856,681
   Redemption of Units                                        (14,296,458)   (19,566,030)  (10,174,291)   (12,164,704)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (9,368,258)  $(12,802,461)   (7,747,068)  $ (9,308,023)
                                                              ===========   ============   ===========   ============
AllianceBernstein VPS Large Cap Growth Portfolio Class A
   Issuance of Units                                            4,598,772   $  4,090,287     3,385,656   $  2,676,550
   Redemption of Units                                        (10,922,116)    (9,593,914)   (7,238,816)    (5,783,361)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (6,323,344)  $ (5,503,627)   (3,853,160)  $ (3,106,811)
                                                              ===========   ============   ===========   ============
AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                              704,877   $    674,263     1,423,074   $  1,871,944
   Redemption of Units                                         (1,454,029)    (1,353,963)   (2,456,414)    (2,715,250)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                    (749,152)  $   (679,700)   (1,033,340)  $   (843,305)
                                                              ===========   ============   ===========   ============
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                            2,610,396   $  4,455,047     2,643,155   $  3,980,215
   Redemption of Units                                         (3,098,595)    (5,224,259)   (3,660,723)    (5,542,734)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                    (488,199)  $   (769,212)   (1,017,568)  $ (1,562,519)
                                                              ===========   ============   ===========   ============
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                            6,079,760   $  9,209,696     5,215,713   $  7,168,202
   Redemption of Units                                         (7,909,381)   (11,888,047)   (4,709,391)    (6,402,903)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (1,829,621)  $ (2,678,351)      506,322   $    765,300
                                                              ===========   ============   ===========   ============
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                              853,900   $  1,239,209       725,911   $    989,566
   Redemption of Units                                         (1,784,592)    (2,603,621)   (1,938,137)    (2,630,625)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                    (930,692)  $ (1,364,412)   (1,212,226)  $ (1,641,060)
                                                              ===========   ============   ===========   ============
DWS Small Cap Index VIP Class A
   Issuance of Units                                            2,967,177   $  4,661,627     3,684,023   $  5,790,464
   Redemption of Units                                         (4,569,743)    (7,132,723)   (4,675,483)    (7,128,541)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (1,602,566)  $ (2,471,096)     (991,461)  $ (1,338,076)
                                                              ===========   ============   ===========   ============
DWS Technology VIP Class A
   Issuance of Units                                            2,378,471   $  1,207,921     1,187,292   $  3,445,322
   Redemption of Units                                         (4,095,562)    (2,028,744)   (3,166,805)    (4,323,139)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (1,717,091)  $   (820,823)   (1,979,513)  $   (877,816)
                                                              ===========   ============   ===========   ============
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                            7,811,765   $  8,579,383     5,326,541   $  5,618,546
   Redemption of Units                                        (10,646,296)   (11,679,290)   (6,692,173)    (7,078,841)
                                                              -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (2,834,531)  $ (3,099,907)   (1,365,632)  $ (1,460,295)
                                                              ===========   ============   ===========   ============

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                    COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                   COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                     COMMONWEALTH ANNUITY SELECT CHARTER
                                                                    AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                           YEAR ENDED DECEMBER 31,

                                                                      2007                         2006
                                                           --------------------------   --------------------------
                                                              UNITS         AMOUNT         UNITS         AMOUNT
                                                           -----------   ------------   -----------   ------------
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                         1,355,044   $  1,535,553       467,789   $    494,040
   Redemption of Units                                      (3,181,793)    (3,642,025)   (2,321,952)    (2,534,021)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (1,826,749)  $ (2,106,472)   (1,854,163)  $ (2,039,981)
                                                           ===========   ============   ===========   ============
Fidelity VIP Contrafund(R) Portfolio
   Issuance of Units                                        10,879,465   $ 16,534,844     8,196,427   $ 10,023,903
   Redemption of Units                                     (15,874,737)   (23,735,654)  (10,899,976)   (13,507,420)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (4,995,272)  $ (7,200,810)   (2,703,550)  $ (3,483,516)
                                                           ===========   ============   ===========   ============
Fidelity VIP Equity-Income Portfolio
   Issuance of Units                                         8,779,739   $ 25,622,908     2,928,065   $  7,151,603
   Redemption of Units                                     (18,060,007)   (52,717,562)  (14,206,533)   (35,501,139)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (9,280,268)  $(27,094,654)  (11,278,469)  $(28,349,537)
                                                           ===========   ============   ===========   ============
Fidelity VIP Growth Portfolio
   Issuance of Units                                         6,645,122   $ 17,843,683     1,460,926   $  3,019,225
   Redemption of Units                                     (13,148,516)   (34,276,503)   (9,491,246)   (20,696,434)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (6,503,394)  $(16,432,820)   (8,030,321)  $(17,677,209)
                                                           ===========   ============   ===========   ============
Fidelity VIP Growth & Income Portfolio
   Issuance of Units                                         3,258,523   $  3,783,080       940,411   $  1,767,724
   Redemption of Units                                      (3,766,126)    (4,326,765)   (2,905,113)    (3,776,947)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (507,603)  $   (543,685)   (1,964,702)  $ (2,009,223)
                                                           ===========   ============   ===========   ============
Fidelity VIP High Income Portfolio
   Issuance of Units                                        10,452,601   $ 15,618,234     5,746,947   $  7,752,644
   Redemption of Units                                     (17,667,848)   (26,387,253)  (14,279,137)   (19,544,113)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (7,215,247)  $(10,769,019)   (8,532,190)  $(11,791,469)
                                                           ===========   ============   ===========   ============
Fidelity VIP Mid Cap Portfolio
   Issuance of Units                                         4,950,088   $ 10,798,508     4,826,470   $  7,906,562
   Redemption of Units                                     (11,750,025)   (24,644,036)  (10,577,004)   (18,630,180)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                               (6,799,937)  $(13,845,528)   (5,750,534)  $(10,723,619)
                                                           ===========   ============   ===========   ============
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                         2,704,519   $  4,463,192       825,911   $  1,134,446
   Redemption of Units                                      (3,005,720)    (4,935,139)   (1,030,586)    (1,427,959)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (301,201)  $   (471,947)     (204,676)  $   (293,513)
                                                           ===========   ============   ===========   ============
FT VIP Franklin Large Cap Growth Securities Fund Class 2
   Issuance of Units                                           960,895   $  1,204,181       616,710   $    673,913
   Redemption of Units                                      (1,319,013)    (1,648,479)   (1,221,933)    (1,338,571)
                                                           -----------   ------------   -----------   ------------
      Net increase (decrease)                                 (358,118)  $   (444,298)     (605,223)  $   (664,658)
                                                           ===========   ============   ===========   ============

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                       COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                      COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                         COMMONWEALTH ANNUITY SELECT CHARTER
                                                                       AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                              YEAR ENDED DECEMBER 31,

                                                                          2007                       2006
                                                               --------------------------   --------------------------
                                                                   UNITS         AMOUNT        UNITS         AMOUNT
                                                               -----------   ------------   -----------   ------------
FT VIP Franklin Small Cap Value Securities Fund Class 2
  Issuance of Units                                              2,126,678   $  3,428,131     1,996,953   $  3,283,042
  Redemption of Units                                           (4,461,969)    (7,188,379)   (2,505,290)    (4,058,261)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (2,335,291)  $ (3,760,248)     (508,338)  $   (775,219)
                                                               ===========   ============   ===========   ============
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2
   Issuance of Units                                             3,824,553   $  3,580,662     1,249,585   $  1,098,893
   Redemption of Units                                          (8,023,695)    (7,376,577)   (4,322,862)    (3,572,490)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (4,199,142)  $ (3,795,915)   (3,073,276)  $ (2,473,597)
                                                               ===========   ============   ===========   ============
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                             6,908,649   $ 12,187,557     3,766,801   $  4,139,221
   Redemption of Units                                          (9,875,979)   (17,378,446)   (6,754,840)    (8,762,812)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (2,967,330)  $ (5,190,889)   (2,988,038)  $ (4,623,591)
                                                               ===========   ============   ===========   ============
FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                             5,573,048   $  9,245,500     2,645,269   $  3,639,923
   Redemption of Units                                          (7,426,952)   (12,202,507)   (4,282,484)    (5,884,992)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (1,853,904)  $ (2,957,007)   (1,637,215)  $ (2,245,069)
                                                               ===========   ============   ===========   ============
Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                             7,572,435   $ 18,892,146     1,271,657   $  2,571,094
   Redemption of Units                                         (19,854,032)   (48,764,303)  (14,565,275)   (32,428,898)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (12,281,597)  $(29,872,157)  (13,293,618)  $(29,857,805)
                                                               ===========   ============   ===========   ============
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                            15,719,488   $ 28,596,218     5,602,730   $  9,661,662
   Redemption of Units                                         (22,770,614)   (41,390,958)  (17,763,009)   (31,375,747)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (7,051,126)  $(12,794,740)  (12,160,279)  $(21,714,085)
                                                               ===========   ============   ===========   ============
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                            16,458,876   $ 17,339,760     5,163,629   $  1,737,868
   Redemption of Units                                         (43,446,690)   (45,343,133)  (36,155,613)   (30,786,137)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (26,987,814)  $(28,003,373)  (30,991,984)  $(29,048,270)
                                                               ===========   ============   ===========   ============
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                             8,455,623   $  9,569,355     2,731,833   $  2,940,658
   Redemption of Units                                          (7,533,832)    (8,505,728)   (4,896,145)    (5,271,386)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                      921,791   $  1,063,627    (2,164,312)  $ (2,330,727)
                                                               ===========   ============   ===========   ============
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                             3,932,584   $ 15,944,430       601,674   $  1,897,901
   Redemption of Units                                          (8,597,057)   (34,163,103)   (6,795,033)   (22,838,652)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (4,664,473)  $(18,218,673)   (6,193,359)  $(20,940,751)
                                                               ===========   ============   ===========   ============

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                       COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                      COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                         COMMONWEALTH ANNUITY SELECT CHARTER
                                                                       AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                              YEAR ENDED DECEMBER 31,

                                                                          2007                         2006
                                                               ---------------------------   --------------------------
                                                                   UNITS        AMOUNT          UNITS         AMOUNT
                                                               -----------   -------------   -----------   ------------
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                             6,571,900   $  14,396,923     2,305,329   $  4,286,790
   Redemption of Units                                         (14,013,181)    (30,993,875)  (10,760,264)   (20,619,257)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                   (7,441,281)  $ (16,596,952)   (8,454,935)  $(16,332,467)
                                                               ===========   =============   ===========   ============
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                            75,984,353   $ 110,008,514    57,900,568   $ 72,338,913
   Redemption of Units                                         (76,031,982)   (110,171,558)  (62,300,820)   (79,197,282)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                      (47,629)  $    (163,044)   (4,400,252)  $ (6,858,369)
                                                               ===========   =============   ===========   ============
Goldman Sachs VIT Strategic International Equity Fund
   Service Shares (a)
   Issuance of Units                                             6,098,688   $  14,037,705     1,179,701   $  2,067,297
   Redemption of Units                                         (14,091,390)    (32,185,849)  (11,750,079)   (22,717,460)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                   (7,992,702)  $ (18,148,144)  (10,570,378)  $(20,650,163)
                                                               ===========   =============   ===========   ============
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                               646,251   $     841,653    11,675,185   $  1,508,993
   Redemption of Units                                          (1,075,062)     (1,418,151)  (11,507,208)    (1,296,181)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                     (428,811)  $    (576,498)      167,977   $    212,812
                                                               ===========   =============   ===========   ============
Janus Aspen Growth and Income Portfolio Service Shares
   Issuance of Units                                             4,039,643   $   3,973,545     2,548,545   $  2,024,778
   Redemption of Units                                          (6,843,814)     (6,727,878)   (3,676,609)    (3,062,001)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                   (2,804,171)  $  (2,754,333)   (1,128,064)  $ (1,037,224)
                                                               ===========   =============   ===========   ============
Janus Aspen International Growth Portfolio Service Shares
   Issuance of Units                                             9,720,617   $  15,493,231     6,230,371   $  8,319,875
   Redemption of Units                                         (10,834,312)    (17,083,412)   (5,681,711)    (7,659,155)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                   (1,113,695)  $  (1,590,181)      548,661   $    660,719
                                                               ===========   =============   ===========   ============
Janus Aspen Large Cap Growth Portfolio Service Shares
   Issuance of Units                                             4,805,987   $   3,601,502     1,230,784   $    849,859
   Redemption of Units                                          (6,565,691)     (4,852,582)   (3,907,729)    (2,572,420)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                   (1,759,704)  $  (1,251,080)   (2,676,945)  $ (1,722,561)
                                                               ===========   =============   ===========   ============
Janus Aspen Mid Cap Growth Portfolio Service Shares
   Issuance of Units                                            10,189,155   $   7,218,614     2,497,190   $  1,467,775
   Redemption of Units                                          (9,311,540)     (6,581,315)   (3,197,199)    (1,877,499)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                      877,615   $     637,299      (700,009)  $   (409,724)
                                                               ===========   =============   ===========   ============
MFS(R) Mid Cap Growth Series Service Shares
   Issuance of Units                                               604,512   $     711,927       394,449   $    400,256
   Redemption of Units                                          (1,125,599)     (1,335,785)   (1,447,930)    (1,570,816)
                                                               -----------   -------------   -----------   ------------
      Net increase (decrease)                                     (521,087)  $    (623,858)   (1,053,481)  $ (1,170,560)
                                                               ===========   =============   ===========   ============

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                 COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                                COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                                   COMMONWEALTH ANNUITY SELECT CHARTER
                                                                 AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                        YEAR ENDED DECEMBER 31,

                                                                     2007                       2006
                                                          -------------------------   ------------------------
                                                             UNITS        AMOUNT         UNITS        AMOUNT
                                                          ----------   ------------   ----------   -----------
MFS(R) New Discovery Series Service Shares
   Issuance of Units                                         592,754   $    749,466      696,265   $   940,314
   Redemption of Units                                    (1,010,538)    (1,277,694)    (732,416)     (961,890)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                               (417,784)  $   (528,228)     (36,151)  $   (21,576)
                                                          ==========   ============   ==========   ===========
MFS(R) Total Return Series Service Shares
   Issuance of Units                                       3,410,061   $  4,522,161    1,776,102   $ 2,093,737
   Redemption of Units                                    (6,206,486)    (8,180,508)  (5,137,294)   (6,085,276)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                             (2,796,425)  $ (3,658,347)  (3,361,192)  $(3,991,539)
                                                          ==========   ============   ==========   ===========
MFS(R) Utilities Series Service Shares
   Issuance of Units                                       3,684,090   $  9,118,522    2,120,844   $ 3,896,987
   Redemption of Units                                    (4,263,958)   (10,639,049)  (2,529,035)   (4,487,941)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                               (579,868)  $ (1,520,527)    (408,191)  $  (590,953)
                                                          ==========   ============   ==========   ===========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                       3,684,504   $  5,111,764    2,363,684   $ 2,926,864
   Redemption of Units                                    (4,092,844)    (5,562,497)  (1,399,944)   (1,674,823)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                               (408,340)  $   (450,733)     963,740   $ 1,252,041
                                                          ==========   ============   ==========   ===========
Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                       1,177,886   $  1,544,110    1,092,158   $ 1,197,650
   Redemption of Units                                    (3,818,872)    (4,779,657)  (2,431,192)   (2,679,912)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                             (2,640,986)  $ (3,235,547)  (1,339,034)  $(1,482,262)
                                                          ==========   ============   ==========   ===========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                       3,485,792   $  6,069,914    4,070,202   $ 5,915,673
   Redemption of Units                                    (6,430,422)   (11,220,342)  (5,427,819)   (7,942,909)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                             (2,944,630)  $ (5,150,428)  (1,357,617)  $(2,027,235)
                                                          ==========   ============   ==========   ===========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                       2,135,723   $  2,898,002    1,822,857   $ 2,347,195
   Redemption of Units                                    (3,076,311)    (4,165,755)  (2,630,256)   (3,385,489)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                               (940,588)  $ (1,267,753)    (807,399)  $(1,038,295)
                                                          ==========   ============   ==========   ===========
Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                         963,941   $  1,281,285      622,163   $   723,625
   Redemption of Units                                    (1,741,059)    (2,324,094)  (1,592,104)   (1,853,374)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                               (777,118)  $ (1,042,809)    (969,941)  $(1,129,749)
                                                          ==========   ============   ==========   ===========
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                         962,078   $  1,150,096      749,829   $   781,661
   Redemption of Units                                    (2,892,719)    (3,437,003)  (2,045,205)   (2,153,456)
                                                          ----------   ------------   ----------   -----------
      Net increase (decrease)                             (1,930,641)  $ (2,286,907)  (1,295,375)  $(1,371,795)
                                                          ==========   ============   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                             COMMONWEALTH ANNUITY SELECT RESOURCE,
                                                           COMMONWEALTH ANNUITY SELECT RESOURCE II,
                                                              COMMONWEALTH ANNUITY SELECT CHARTER
                                                            AND COMMONWEALTH ANNUITY SELECT REWARD
                                                                    YEAR ENDED DECEMBER 31,

                                                               2007                         2006
                                                    --------------------------   -------------------------
                                                       UNITS         AMOUNT         UNITS        AMOUNT
                                                    -----------   ------------   ----------   ------------
Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                  2,686,006   $  7,449,078    1,785,645   $  4,486,820
   Redemption of Units                               (5,752,944)   (15,848,339)  (2,865,588)    (7,040,111)
                                                    -----------   ------------   ----------   ------------
      Net increase (decrease)                        (3,066,938)  $ (8,399,261)  (1,079,943)  $ (2,553,290)
                                                    ===========   ============   ==========   ============
T. Rowe Price International Stock Portfolio
   Issuance of Units                                 12,746,562   $ 24,872,167    4,366,107   $  6,835,187
   Redemption of Units                              (18,443,733)   (35,728,626)  (9,591,184)   (15,242,748)
                                                    -----------   ------------   ----------   ------------
      Net increase (decrease)                        (5,697,171)  $(10,856,459)  (5,225,077)  $ (8,407,562)
                                                    ===========   ============   ==========   ============

                                                            COMMONWEALTH ANNUITY SELECT ACCLAIM
                                                                  YEAR ENDED DECEMBER 31,

                                                              2007                      2006
                                                     ----------------------   ------------------------
                                                        UNITS       AMOUNT       UNITS        AMOUNT
                                                     ----------   ---------   ----------   -----------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                    326,914   $ 432,079      585,984   $   664,396
   Redemption of Units                                 (721,904)   (946,591)    (924,235)   (1,070,135)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                          (394,990)  $(514,512)    (338,251)  $  (405,739)
                                                     ==========   =========   ==========   ===========
AIM V.I. Capital Appreciation Fund Series I Shares
   Issuance of Units                                    537,185   $ 478,945      287,376   $   229,008
   Redemption of Units                               (1,031,863)   (908,672)    (822,024)     (665,598)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                          (494,678)  $(429,727)    (534,648)  $  (436,590)
                                                     ==========   =========   ==========   ===========
AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                     13,938   $  20,862      106,692   $   137,572
   Redemption of Units                                  (61,717)    (92,563)    (105,606)     (134,409)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                           (47,779)  $ (71,701)       1,086   $     3,162
                                                     ==========   =========   ==========   ===========
AIM V.I. Core Equity Fund Series I Shares
   Issuance of Units                                    223,811   $ 212,296      430,747   $   352,717
   Redemption of Units                                 (680,721)   (651,278)  (1,103,295)     (883,240)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                          (456,910)  $(438,982)    (672,548)  $  (530,523)
                                                     ==========   =========   ==========   ===========
AIM V.I. Dynamics Fund Series I Shares
   Issuance of Units                                     43,338   $  41,445      133,318   $   101,980
   Redemption of Units                                 (300,355)   (285,244)    (302,223)     (244,457)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                          (257,017)  $(243,799)    (168,905)  $  (142,477)
                                                     ==========   =========   ==========   ===========
AIM V.I. Global Health Care Fund Series I Shares
   Issuance of Units                                    132,159   $ 144,070      330,613   $   269,191
   Redemption of Units                                 (397,479)   (429,910)    (669,102)     (610,731)
                                                     ----------   ---------   ----------   -----------
      Net increase (decrease)                          (265,320)  $(285,840)    (338,490)  $  (341,540)
                                                     ==========   =========   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                      COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                                  YEAR ENDED DECEMBER 31,

                                                              2007                       2006
                                                    ------------------------   ------------------------
                                                       UNITS        AMOUNT        UNITS        AMOUNT
                                                    ----------   -----------   ----------   -----------
AIM V.I. Large Cap Growth Fund Series I Shares
   Issuance of Units                                   556,384   $   438,996      314,470   $   218,867
   Redemption of Units                              (1,170,413)     (916,364)  (1,342,587)     (964,857)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                         (614,029)  $  (477,368)  (1,028,117)  $  (745,990)
                                                    ==========   ===========   ==========   ===========
AllianceBernstein VPS Global Technology
   Portfolio Class B
   Issuance of Units                                   144,552   $   187,739       20,746   $    21,893
   Redemption of Units                                 (84,441)     (107,276)     (78,920)      (84,969)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                           60,111   $    80,463      (58,174)  $   (63,076)
                                                    ==========   ===========   ==========   ===========
AllianceBernstein VPS Growth and Income Portfolio
   Class B
   Issuance of Units                                 1,579,558   $ 2,202,030      884,515   $ 1,051,986
   Redemption of Units                              (3,639,010)   (5,086,689)  (3,664,707)   (4,441,869)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                       (2,059,452)  $(2,884,659)  (2,780,192)  $(3,389,883)
                                                    ==========   ===========   ==========   ===========
AllianceBernstein VPS Large Cap Growth Portfolio
   Class B
   Issuance of Units                                 1,246,588   $ 1,014,695    1,261,051   $   900,240
   Redemption of Units                              (2,490,806)   (2,027,879)  (3,113,181)   (2,300,139)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                       (1,244,218)  $(1,013,184)  (1,852,130)  $(1,399,900)
                                                    ==========   ===========   ==========   ===========
AllianceBernstein VPS Small/Mid Cap Value
   Portfolio Class B
   Issuance of Units                                   547,702   $   960,224      332,527   $   448,697
   Redemption of Units                                (495,166)     (835,950)    (516,868)     (729,038)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                           52,536   $   124,274     (184,341)  $  (280,341)
                                                    ==========   ===========   ==========   ===========
AllianceBernstein VPS Value Portfolio Class B
   Issuance of Units                                   550,208   $   833,563      979,107   $ 1,317,245
   Redemption of Units                              (1,008,357)   (1,532,807)    (246,997)     (329,106)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                         (458,149)  $  (699,244)     732,110   $   988,139
                                                    ==========   ===========   ==========   ===========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                   140,822   $   208,973       58,986   $    75,005
   Redemption of Units                                (310,113)     (465,514)    (361,401)     (490,818)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                         (169,291)  $  (256,541)    (302,415)  $  (415,812)
                                                    ==========   ===========   ==========   ===========
DWS Small Cap Index VIP Class A
   Issuance of Units                                   549,548   $   901,738      909,097   $ 1,368,305
   Redemption of Units                              (1,151,013)   (1,894,605)  (1,360,313)   (1,989,650)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                         (601,465)  $  (992,867)    (451,216)  $  (621,345)
                                                    ==========   ===========   ==========   ===========
DWS Technology VIP Class A
   Issuance of Units                                   149,442   $    91,038       79,970   $    41,240
   Redemption of Units                                (441,441)     (264,909)    (538,255)     (288,925)
                                                    ----------   -----------   ----------   -----------
      Net increase (decrease)                         (291,999)  $  (173,871)    (458,285)  $  (247,685)
                                                    ==========   ===========   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                            COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,

                                                                    2007                       2006
                                                          ------------------------   ------------------------
                                                             UNITS        AMOUNT        UNITS        AMOUNT
                                                          ----------   -----------   ----------   -----------
Eaton Vance VT Floating-Rate Income Fund
   Issuance of Units                                         701,117   $   769,094      677,734   $   566,977
   Redemption of Units                                    (1,686,966)   (1,845,529)  (1,475,846)   (1,418,456)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (985,849)  $(1,076,435)    (798,112)  $  (851,479)
                                                          ==========   ===========   ==========   ===========
Eaton Vance VT Worldwide Health Sciences Fund
   Issuance of Units                                         158,182   $   182,367      392,344   $   373,679
   Redemption of Units                                      (520,323)     (605,038)  (1,597,365)   (1,695,313)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (362,141)  $  (422,671)  (1,205,021)  $(1,321,634)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                       2,405,846   $ 3,711,159    1,657,034   $ 2,091,933
   Redemption of Units                                    (2,728,093)   (4,150,991)  (4,231,532)   (5,567,242)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (322,247)  $  (439,832)  (2,574,498)  $(3,475,309)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                       2,587,087   $ 3,701,679    1,919,245   $ 2,371,925
   Redemption of Units                                    (4,038,670)   (5,776,443)  (2,840,557)   (3,539,597)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                             (1,451,583)  $(2,074,764)    (921,312)  $(1,167,672)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                       1,940,785   $ 1,752,883    1,026,887   $   643,215
   Redemption of Units                                    (2,932,257)   (2,558,429)  (2,393,686)   (1,659,093)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (991,472)  $  (805,546)  (1,366,799)  $(1,015,877)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Growth & Income Portfolio Service Class 2
   Issuance of Units                                         372,585   $   431,538      146,985   $   149,942
   Redemption of Units                                      (817,611)     (950,198)    (470,553)     (484,229)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (445,026)  $  (518,660)    (323,567)  $  (334,287)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP High Income Portfolio Service Class 2
   Issuance of Units                                       2,880,173   $ 3,699,567    2,497,008   $ 2,797,556
   Redemption of Units                                    (4,717,819)   (6,095,398)  (3,402,626)   (3,871,330)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                             (1,837,646)  $(2,395,831)    (905,618)  $(1,073,774)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                         767,646   $ 1,682,317    1,166,607   $ 2,169,026
   Redemption of Units                                    (1,643,209)   (3,492,404)  (2,951,595)   (5,547,535)
                                                          ----------   -----------   ----------   -----------
      Net increase (decrease)                               (875,563)  $(1,810,087)  (1,784,988)  $(3,378,509)
                                                          ==========   ===========   ==========   ===========
Fidelity VIP Value Strategies Portfolio Service Class 2
   Issuance of Units                                         465,225   $   785,773      200,296   $   255,309
   Redemption of Units                                      (239,455)     (388,627)    (194,830)     (244,747)
                                                          ----------   -----------   ----------   -----------
    Net increase (decrease)                                  225,770   $   397,146        5,466   $    10,562
                                                          ==========   ===========   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                          COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                      YEAR ENDED DECEMBER 31,

                                                  2007                       2006
                                        ------------------------   ------------------------
                                           UNITS        AMOUNT        UNITS        AMOUNT
                                        ----------   -----------   ----------   -----------
FT VIP Franklin Large Cap Growth
   Securities Fund Class 2
   Issuance of Units                        37,282   $    46,544    27,666.76   $    30,321
   Redemption of Units                    (104,550)     (133,061)    (121,591)     (133,520)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)              (67,268)  $   (86,517)     (93,924)  $  (103,199)
                                        ==========   ===========   ==========   ===========

FT VIP Franklin Small Cap Value
   Securities Fund Class 2
   Issuance of Units                       337,802   $   556,547      517,758   $   717,260
   Redemption of Units                    (691,346)   (1,114,978)  (1,454,149)   (2,111,672)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)             (353,544)  $  (558,431)    (936,391)  $(1,394,412)
                                        ==========   ===========   ==========   ===========

FT VIP Franklin Small-Mid Cap Growth
   Securities Fund Class 2
   Issuance of Units                       398,644   $   415,893      400,670   $   329,815
   Redemption of Units                    (957,713)     (984,863)    (976,291)     (860,942)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)             (559,069)  $  (568,970)    (575,621)  $  (531,127)
                                        ==========   ===========   ==========   ===========

FT VIP Mutual Shares Securities
   Fund Class 2
   Issuance of Units                     2,038,793   $ 3,595,798    1,957,782   $ 3,066,731
   Redemption of Units                  (3,077,202)   (5,412,396)  (1,824,964)   (2,793,577)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)           (1,038,409)  $(1,816,598)     132,819   $   273,154
                                        ==========   ===========   ==========   ===========

FT VIP Templeton Foreign Securities
   Fund Class 2
   Issuance of Units                       919,761   $ 1,499,979    1,314,250   $ 1,705,039
   Redemption of Units                  (1,501,664)   (2,475,749)    (720,153)     (831,792)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)             (581,903)  $  (975,770)     594,097   $   873,247
                                        ==========   ===========   ==========   ===========

Goldman Sachs VIT Capital Growth Fund
   Service Shares
   Issuance of Units                     1,123,411   $   917,715      513,349   $   363,573
   Redemption of Units                  (2,202,124)   (1,788,528)  (2,119,232)   (1,533,766)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)           (1,078,713)  $  (870,813)  (1,605,883)  $(1,170,193)
                                        ==========   ===========   ==========   ===========

Goldman Sachs VIT Core Fixed Income
   Fund Service Shares
   Issuance of Units                     3,827,960   $ 4,896,443    2,223,475   $ 2,564,465
   Redemption of Units                  (5,012,304)   (6,404,165)  (4,065,864)   (4,804,973)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)           (1,184,344)  $(1,507,722)  (1,842,388)  $(2,240,508)
                                        ==========   ===========   ==========   ===========

Goldman Sachs VIT Equity Index Fund
   Service Shares
   Issuance of Units                     1,100,031   $ 1,210,699    1,088,852   $ 1,064,088
   Redemption of Units                  (2,348,920)   (2,569,460)  (2,940,348)   (2,806,938)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)           (1,248,889)  $(1,358,761)  (1,851,496)  $(1,742,850)
                                        ==========   ===========   ==========   ===========

Goldman Sachs VIT Government Income
   Fund Service Shares
   Issuance of Units                     1,833,172   $ 2,085,032      555,740   $   621,152
   Redemption of Units                  (1,048,223)   (1,190,542)    (549,385)     (615,128)
                                        ----------   -----------   ----------   -----------
      Net increase (decrease)              784,949   $   894,490        6,355   $     6,024
                                        ==========   ===========   ==========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                           COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                       YEAR ENDED DECEMBER 31,

                                                  2007                         2006
                                       --------------------------   --------------------------
                                          UNITS         AMOUNT         UNITS         AMOUNT
                                       -----------   ------------   -----------   ------------
Goldman Sachs VIT Growth
   Opportunities Fund Service Shares
   Issuance of Units                        97,771   $    168,167       239,479   $    254,834
   Redemption of Units                    (413,890)      (684,319)   (1,037,076)    (1,383,584)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (316,119)  $   (516,152)     (797,597)  $ (1,128,750)
                                       ===========   ============   ===========   ============

Goldman Sachs VIT Mid Cap Value Fund
   Service Shares
   Issuance of Units                       793,618   $  1,570,539     1,144,282   $  2,135,816
   Redemption of Units                  (1,600,707)    (3,242,993)   (1,127,026)    (2,077,655)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (807,089)  $ (1,672,454)       17,256   $     58,160
                                       ===========   ============   ===========   ============

Goldman Sachs VIT Money Market Fund
   Service Shares
   Issuance of Units                    23,804,331   $ 26,023,559    12,526,694   $ 12,327,018
   Redemption of Units                 (23,784,672)   (26,064,873)  (16,270,864)   (16,339,137)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)               19,659   $    (41,314)   (3,744,170)  $ (4,012,119)
                                       ===========   ============   ===========   ============

Goldman Sachs VIT Strategic
   International Equity Fund
   Service Shares (a)
   Issuance of Units                     1,372,339   $  1,700,460       661,071   $    689,697
   Redemption of Units                  (2,281,709)    (2,822,043)   (1,726,666)    (1,849,668)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (909,370)  $ (1,121,583)   (1,065,595)  $ (1,159,971)
                                       ===========   ============   ===========   ============

Goldman Sachs VIT Structured U.S.
   Equity Fund Service Shares
   Issuance of Units                       217,750   $    284,248       163,211   $    193,460
   Redemption of Units                    (298,060)      (387,476)      (53,019)       (60,911)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)              (80,310)  $   (103,228)      110,193   $    132,548
                                       ===========   ============   ===========   ============

Janus Aspen Growth and Income
   Portfolio Service Shares
   Issuance of Units                       195,328   $    211,139       503,609   $    485,345
   Redemption of Units                    (508,181)      (536,466)     (962,624)      (938,023)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (312,853)  $   (325,327)     (459,015)  $   (452,678)
                                       ===========   ============   ===========   ============

Janus Aspen International Growth
   Portfolio Service Shares
   Issuance of Units                     1,284,903   $  2,246,423     1,796,174   $  1,861,389
   Redemption of Units                  (1,668,466)    (2,916,484)   (1,583,544)    (1,555,276)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (383,563)  $   (670,061)      212,630   $    306,112
                                       ===========   ============   ===========   ============

Janus Aspen Large Cap Growth
   Portfolio Service Shares
   Issuance of Units                     1,708,393   $  1,381,486     1,407,867   $    995,507
   Redemption of Units                  (2,093,040)    (1,692,074)   (2,994,827)    (2,137,585)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)             (384,647)  $   (310,588)   (1,586,959)  $ (1,142,078)
                                       ===========   ============   ===========   ============

Janus Aspen Mid Cap Growth Portfolio
   Service Shares
   Issuance of Units                     2,054,479   $  1,775,971       850,668   $    578,273
   Redemption of Units                  (1,736,823)    (1,507,880)   (1,322,580)      (929,997)
                                       -----------   ------------   -----------   ------------
      Net increase (decrease)              317,656   $    268,091      (471,912)  $   (351,724)
                                       ===========   ============   ===========   ============

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                      COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                   YEAR ENDED DECEMBER 31,

                                               2007                       2006
                                     ------------------------   -----------------------
                                        UNITS        AMOUNT       UNITS        AMOUNT
                                     ----------   -----------   ---------   -----------
MFS(R) Mid Cap Growth Series
   Service Shares
   Issuance of Units                     55,913   $    65,013      10,938   $    11,648
   Redemption of Units                 (125,813)     (150,385)   (237,056)     (263,908)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)           (69,900)  $   (85,372)   (226,118)  $  (252,260)
                                     ==========   ===========   =========   ===========

MFS(R) New Discovery Series
   Service Shares
   Issuance of Units                        261   $       329      42,437   $    42,442
   Redemption of Units                  (38,014)      (49,642)   (212,137)     (247,258)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)           (37,753)  $   (49,313)   (169,700)  $  (204,817)
                                     ==========   ===========   =========   ===========

MFS(R) Total Return Series
   Service Shares
   Issuance of Units                    465,251   $   617,955     872,662   $   988,813
   Redemption of Units                 (798,955)   (1,056,246)   (779,510)     (880,405)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (333,704)  $  (438,291)     93,152   $   108,408
                                     ==========   ===========   =========   ===========

MFS(R) Utilities Series
   Service Shares
   Issuance of Units                    174,154   $   424,710     255,659   $   489,893
   Redemption of Units                 (315,858)     (763,864)   (243,165)     (474,544)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (141,704)  $  (339,154)     12,494   $    15,349
                                     ==========   ===========   =========   ===========

Oppenheimer Balanced Fund/VA
   Service Shares
   Issuance of Units                        223   $       306       2,414   $     3,000
   Redemption of Units                  (12,237)      (17,049)    (41,689)      (51,826)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)           (12,014)  $   (16,743)    (39,274)  $   (48,826)
                                     ==========   ===========   =========   ===========

Oppenheimer Capital Appreciation
   Fund/VA Service Shares
   Issuance of Units                    146,429   $   181,588      87,665   $    98,199
   Redemption of Units                 (347,850)     (435,883)   (256,506)     (293,343)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (201,421)  $  (254,295)   (168,841)  $  (195,145)
                                     ==========   ===========   =========   ===========

Oppenheimer Global Securities
   Fund/VA Service Shares
   Issuance of Units                    519,670   $   897,366   1,421,196   $ 1,931,479
   Redemption of Units               (1,365,947)   (2,392,071)   (933,429)   (1,149,342)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (846,277)  $(1,494,705)    487,768   $   782,137
                                     ==========   ===========   =========   ===========

Oppenheimer High Income Fund/VA
   Service Shares
   Issuance of Units                    134,367   $   181,503     125,420   $   158,768
   Redemption of Units                 (478,702)     (649,285)   (294,419)     (376,571)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (344,335)  $  (467,782)   (168,999)  $  (217,803)
                                     ==========   ===========   =========   ===========

Oppenheimer Main Street Fund(R)/VA
   Service Shares
   Issuance of Units                     21,338   $    27,264       7,435   $     9,248
   Redemption of Units                 (143,316)     (190,773)   (165,288)     (193,370)
                                     ----------   -----------   ---------   -----------
      Net increase (decrease)          (121,978)  $  (163,509)   (157,853)  $  (184,122)
                                     ==========   ===========   =========   ===========

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                COMMONWEALTH ANNUITY SELECT ACCLAIM (CONTINUED)
                                                                            YEAR ENDED DECEMBER 31,

                                                                        2007                       2006
                                                              ------------------------   ------------------------
                                                                 UNITS        AMOUNT        UNITS        AMOUNT
                                                              ----------   -----------   ----------   -----------
Pioneer Fund VCT Portfolio Class II
   Issuance of Units                                             616,596   $   737,147      405,711   $   425,534
   Redemption of Units                                          (733,446)     (881,783)  (1,468,308)   (1,537,176)
                                                              ----------   -----------   ----------   -----------
      Net increase (decrease)                                   (116,850)  $  (144,636)  (1,062,597)  $(1,111,643)
                                                              ==========   ===========   ==========   ===========

Pioneer Real Estate Shares VCT Portfolio Class II
   Issuance of Units                                             452,435   $ 1,236,700      492,022   $   995,904
   Redemption of Units                                        (1,083,229)   (2,984,186)  (1,076,198)   (2,530,907)
                                                              ----------   -----------   ----------   -----------
      Net increase (decrease)                                   (630,794)  $(1,747,486)    (584,176)  $(1,535,004)
                                                              ==========   ===========   ==========   ===========

T. Rowe Price International Stock Portfolio
   Issuance of Units                                           2,933,700   $ 3,746,844    1,355,972   $ 1,460,643
   Redemption of Units                                        (4,897,170)   (6,260,796)  (2,493,216)   (2,719,679)
                                                              ----------   -----------   ----------   -----------
      Net increase (decrease)                                 (1,963,470)  $(2,513,952)  (1,137,244)  $(1,259,036)
                                                              ==========   ===========   ==========   ===========

                                                                   COMMONWEALTH ANNUITY OPTIM-L
                                                                     YEAR ENDED DECEMBER 31,

                                                                     2007                2006
                                                              ------------------   ----------------
                                                               UNITS     AMOUNT     UNITS    AMOUNT
                                                              -------   --------   ------   -------
AIM V.I. Basic Value Fund Series II Shares
   Issuance of Units                                               --   $     --       --   $    --
   Redemption of Units                                            (74)      (122)  (1,796)   (2,635)
                                                              -------   --------   ------   -------
      Net increase (decrease)                                     (74)  $   (122)  (1,796)  $(2,635)
                                                              =======   ========   ======   =======

AIM V.I. Capital Development Fund Series II Shares
   Issuance of Units                                                1   $      1       --   $    --
   Redemption of Units                                        (12,184)   (23,649)     (61)     (104)
                                                              -------   --------   ------   -------
      Net increase (decrease)                                 (12,183)  $(23,648)     (61)  $  (104)
                                                              =======   ========   ======   =======

AllianceBernstein VPS Global Technology Portfolio Class B
   Issuance of Units                                                2   $      3       --   $    --
   Redemption of Units                                        (12,293)   (22,490)     (62)      (92)
                                                              -------   --------   ------   -------
      Net increase (decrease)                                 (12,291)  $(22,487)     (62)  $   (92)
                                                              =======   ========   ======   =======

AllianceBernstein VPS Large Cap Growth Portfolio Class B
   Issuance of Units                                               --   $     --       --   $    --
   Redemption of Units                                            (40)       (59)    (780)   (1,004)
                                                              -------   --------   ------   -------
      Net increase (decrease)                                     (40)  $    (59)    (780)  $(1,004)
                                                              =======   ========   ======   =======

AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                               --   $     --       --   $    --
   Redemption of Units                                         (5,350)   (10,334)     (27)      (49)
                                                              -------   --------   ------   -------
      Net increase (decrease)                                  (5,350)  $(10,334)     (27)  $   (49)
                                                              =======   ========   ======   =======

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                              COMMONWEALTH ANNUITY OPTIM-L
                                                                       (CONTINUED)
                                                                 YEAR ENDED DECEMBER 31,

                                                                 2007               2006
                                                          -----------------   ----------------
                                                           UNITS    AMOUNT     UNITS    AMOUNT
                                                          ------   --------   ------   -------
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                        (6)       (13)    (892)   (1,497)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                 (6)  $    (13)    (892)  $(1,497)
                                                          ======   ========   ======   =======

Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                       (32)       (57)    (575)     (894)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                (32)  $    (57)    (575)  $  (894)
                                                          ======   ========   ======   =======

Fidelity VIP Growth Portfolio Service Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                       (67)      (114)     (77)     (106)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                (67)  $   (114)     (77)  $  (106)
                                                          ======   ========   ======   =======

Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                        (3)        (8)    (461)     (914)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                 (3)  $     (8)    (461)  $  (914)
                                                          ======   ========   ======   =======

FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                    (5,525)   (10,322)     (30)      (56)
                                                          ------   --------   ------   -------
      Net increase (decrease)                             (5,525)  $(10,322)     (30)  $   (56)
                                                          ======   ========   ======   =======

FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                        (2)        (3)      (2)       (3)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                 (2)  $     (3)      (2)  $    (3)
                                                          ======   ========   ======   =======

FT VIP Templeton Foreign Securities Fund Class 2
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                       (28)       (57)    (424)     (684)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                (28)  $    (57)    (424)  $  (684)
                                                          ======   ========   ======   =======

Goldman Sachs VIT Capital Growth Fund Service Shares
   Issuance of Units                                          --   $     --       --   $    --
   Redemption of Units                                       (68)      (107)    (811)   (1,083)
                                                          ------   --------   ------   -------
      Net increase (decrease)                                (68)  $   (107)    (811)  $(1,083)
                                                          ======   ========   ======   =======

Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                          --   $     --      133   $   138
   Redemption of Units                                      (280)      (304)  (3,034)   (3,201)
                                                          ------   --------   ------   -------
      Net increase (decrease)                               (280)  $   (304)  (2,901)  $(3,063)
                                                          ======   ========   ======   =======

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                                                COMMONWEALTH ANNUITY OPTIM-L
                                                                                        (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,

                                                                                  2007                2006
                                                                           ------------------   ----------------
                                                                            UNITS     AMOUNT     UNITS    AMOUNT
                                                                           -------   --------   ------   -------
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                     (19,485)   (31,838)    (707)   (1,023)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                              (19,485)  $(31,838)    (707)  $(1,023)
                                                                           =======   ========   ======   =======

Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                            --   $     --      127   $   129
   Redemption of Units                                                     (23,108)   (25,041)  (3,056)   (3,120)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                              (23,108)  $(25,041)  (2,929)  $(2,991)
                                                                           =======   ========   ======   =======

Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                         (74)      (148)    (888)   (1,540)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                                  (74)  $   (148)    (888)  $(1,540)
                                                                           =======   ========   ======   =======

Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                       186,017   $194,657      135   $   133
   Redemption of Units                                                        (865)      (890)  (4,806)   (4,838)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                              185,152   $193,767   (4,671)  $(4,705)
                                                                           =======   ========   ======   =======

Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                         (72)      (135)  (1,402)   (2,255)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                                  (72)  $   (135)  (1,402)  $(2,255)
                                                                           =======   ========   ======   =======

Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                         (91)      (145)    (797)   (1,175)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                                  (91)  $   (145)    (797)  $(1,175)
                                                                           =======   ========   ======   =======

MFS(R) Total Return Series Service Shares
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                     (20,376)   (28,975)    (104)     (136)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                              (20,376)  $(28,975)    (104)  $  (136)
                                                                           =======   ========   ======   =======

Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                             1   $      2       --   $    --
   Redemption of Units                                                      (6,253)    (9,363)     (31)      (44)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                               (6,252)  $ (9,361)     (31)  $   (44)
                                                                           =======   ========   ======   =======

Oppenheimer Capital Appreciation Fund/VA Service Shares
   Issuance of Units                                                            --   $     --       --   $    --
   Redemption of Units                                                        (443)      (687)      (3)       (5)
                                                                           -------   --------   ------   -------
      Net increase (decrease)                                                 (443)  $   (687)      (3)  $    (5)
                                                                           =======   ========   ======   =======

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                           COMMONWEALTH ANNUITY OPTIM-L
                                                                    (CONTINUED)
                                                               YEAR ENDED DECEMBER 31,

                                                              2007                2006
                                                       ------------------   ---------------
                                                        UNITS     AMOUNT    UNITS    AMOUNT
                                                       -------   --------   -----   -------
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                        --   $     --      --   $    --
   Redemption of Units                                    (383)      (808)   (226)     (419)
                                                       -------   --------    ----   -------
      Net increase (decrease)                             (383)  $   (808)   (226)  $  (419)
                                                       =======   ========    ====   =======

Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                        --   $     --      15   $    19
   Redemption of Units                                 (18,272)   (25,744)   (840)   (1,153)
                                                       -------   --------    ----   -------
    Net increase (decrease)                            (18,272)  $(25,744)   (825)  $(1,133)
                                                       =======   ========    ====   =======

Oppenheimer Main Street Fund(R)/VA Service Shares
   Issuance of Units                                        --   $     --      --   $    --
   Redemption of Units                                  (6,513)   (10,026)    (33)      (46)
                                                       -------   --------    ----   -------
      Net increase (decrease)                           (6,513)  $(10,026)    (33)  $   (46)
                                                       =======   ========    ====   =======

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2007 were as follows:

                         INVESTMENT PORTFOLIO                               PURCHASES       SALES
------------------------------------------------------------------------   -----------   -----------
AIM V.I. Basic Value Fund Series II Shares                                 $ 4,599,261   $ 6,591,206
AIM V.I. Capital Appreciation Fund Series I Shares                             494,841     2,168,272
AIM V.I. Capital Development Fund Series II Shares                             971,684     1,274,385
AIM V.I. Core Equity Fund Series I Shares                                      449,631     2,787,738
AIM V.I. Dynamics Fund Series I Shares                                         374,213     2,875,039
AIM V.I. Global Health Care Fund Series I Shares                               310,711     2,137,093
AIM V.I. Large Cap Growth Fund Series I Shares                                 764,733     3,043,095
AllianceBernstein VPS Global Technology Portfolio Class B                    1,290,928     1,194,929
AllianceBernstein VPS Growth and Income Portfolio Class B                    5,132,318    17,811,859
AllianceBernstein VPS Large Cap Growth Portfolio Class A                       300,827     6,191,063
AllianceBernstein VPS Large Cap Growth Portfolio Class B                       535,205     2,376,618
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B                  3,142,446     3,168,107
AllianceBernstein VPS Value Portfolio Class B                                7,780,720    10,884,872
DWS Dreman High Return Equity VIP Class A                                      679,259     2,229,531
DWS Small Cap Index VIP Class A                                              3,228,517     6,009,167
DWS Technology VIP Class A                                                     444,301     1,502,504
Eaton Vance VT Floating-Rate Income Fund                                     6,506,851     9,567,768
Eaton Vance VT Worldwide Health Sciences Fund                                  372,926     2,955,057
Fidelity VIP Contrafund(R) Portfolio                                        20,200,205    14,473,671
Fidelity VIP Contrafund(R) Portfolio Service Class 2                         5,315,234     2,761,541
Fidelity VIP Equity-Income Portfolio                                        13,397,591    31,361,397
Fidelity VIP Equity-Income Portfolio Service Class 2                         3,024,480     3,892,364
Fidelity VIP Growth & Income Portfolio                                       3,775,316     3,822,417
Fidelity VIP Growth & Income Portfolio Service Class 2                         376,895       799,311
Fidelity VIP Growth Portfolio                                                7,019,616    23,808,484
Fidelity VIP Growth Portfolio Service Class 2                                1,501,044     2,351,291
Fidelity VIP High Income Portfolio                                           7,721,829    15,222,449
Fidelity VIP High Income Portfolio Service Class 2                           2,689,209     4,718,904
Fidelity VIP Mid Cap Portfolio                                               7,913,184    17,162,987
Fidelity VIP Mid Cap Portfolio Service Class 2                               1,924,658     2,824,384
Fidelity VIP Value Strategies Portfolio Service Class 2                      3,548,363     2,982,206
FT VIP Franklin Large Cap Growth Securities Fund Class 2                       736,704     1,265,767
FT VIP Franklin Small Cap Value Securities Fund Class 2                      2,495,589     5,988,913
FT VIP Franklin Small-Mid Cap Growth Securities Fund Class 2                 2,253,385     5,571,618
FT VIP Mutual Shares Securities Fund Class 2                                 8,873,863    13,959,445
FT VIP Templeton Foreign Securities Fund Class 2                             6,796,391     9,653,379
Goldman Sachs VIT Capital Growth Fund Service Shares                           976,316    33,409,641
Goldman Sachs VIT Core Fixed Income Fund Service Shares                     11,859,805    22,233,416
Goldman Sachs VIT Equity Index Fund Service Shares                           4,317,123    33,484,769
Goldman Sachs VIT Government Income Fund Service Shares                      8,103,560     5,583,233
Goldman Sachs VIT Growth Opportunities Fund Service Shares                  10,714,084    20,829,514
Goldman Sachs VIT Mid Cap Value Fund Service Shares                         10,350,700    20,178,678
Goldman Sachs VIT Money Market Fund Service Shares                          71,479,999    68,181,867
Goldman Sachs VIT Strategic International Equity Fund Service Shares (a)    10,235,583    21,584,748

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                    INVESTMENT PORTFOLIO                        PURCHASES       SALES
------------------------------------------------------------   -----------   -----------
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares   $   896,196   $ 1,371,919
Janus Aspen Growth and Income Portfolio Service Shares           1,829,864     4,862,758
Janus Aspen International Growth Portfolio Service Shares        8,346,456    10,907,741
Janus Aspen Large Cap Growth Portfolio Service Shares            1,745,137     3,442,641
Janus Aspen Mid Cap Growth Portfolio Service Shares              3,536,933     2,686,604
MFS(R) Mid Cap Growth Series Service Shares                        674,692     1,276,859
MFS(R) New Discovery Series Service Shares                         305,688       759,213
MFS(R) Total Return Series Service Shares                        3,993,025     7,353,556
MFS(R) Utilities Series Service Shares                           5,378,276     6,263,343
Oppenheimer Balanced Fund/VA Service Shares                      4,437,079     4,397,555
Oppenheimer Capital Appreciation Fund/VA Service Shares            569,335     4,171,333
Oppenheimer Global Securities Fund/VA Service Shares             4,260,057     9,515,897
Oppenheimer High Income Fund/VA Service Shares                   1,883,808     3,050,507
Oppenheimer Main Street Fund(R)/VA Service Shares                  379,923     1,622,362
Pioneer Fund VCT Portfolio Class II                              1,305,692     3,781,776
Pioneer Real Estate Shares VCT Portfolio Class II                5,305,750    12,468,461
T. Rowe Price International Stock Portfolio                     10,473,794    16,507,629

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2007 is as follows:

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT       UNIT             INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS      RATIO    LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
AIM V.I. Basic Value Fund Series II
   Shares
2007                                     5,654  1.597063  1.263598    7,129      0.29       1.35     1.75       -0.41       -0.01
2006                                     7,411  1.603639  1.263655    9,349      0.11       1.35     1.75       10.96       11.42
2005                                     9,713  1.445178  1.134178   11,002      N/A        1.35     1.75        3.58        4.01
2004                                    12,749  1.395181  1.090496   13,890      N/A        1.35     1.75        8.90        9.34
2003                                    12,594  1.281172  0.997317   12,555      N/A        1.35     1.75       30.96       31.49
AIM V.I. CAPITAL APPRECIATION FUND
   SERIES I SHARES
2007                                    10,579  0.850524  0.924973    9,188      N/A        1.35     1.40       10.45       10.50
2006                                    12,419  0.770081  0.837060    9,769      0.05       1.35     1.40        7.74        7.80
2005                                    14,949  0.714750  0.776521   10,907      N/A        1.35     1.40        4.26        4.32
2004                                    18,834  0.685519  0.744391   13,169      N/A        1.35     1.40       10.24       10.30
2003                                    23,426  0.621845  0.674908   14,886      N/A        1.35     1.40       24.90       24.97
AIM V.I. CAPITAL DEVELOPMENT FUND
   SERIES II SHARES
2007                                     1,197  1.509868  1.514181    1,808      N/A        1.35     1.40        9.00        9.05
2006                                     1,477  1.797378  1.388457    2,052      N/A        1.35     1.75       14.22       14.69
2005                                     1,395  1.573595  1.210659    1,691      N/A        1.35     1.75        7.35        7.79
2004                                     1,939  1.465790  1.123138    2,180      N/A        1.35     1.75       13.25       13.71
2003                                     1,975  1.294284  0.987695    1,954      N/A        1.35     1.75       32.68       33.22
AIM V.I. CORE EQUITY FUND SERIES I
  SHARES
2007                                    14,305  0.901450  0.961569   13,087      1.05       1.35     1.40        6.60        6.66
2006                                    16,837  0.845611  0.901559   14,441      1.61       1.35     1.40       13.63       13.69
2005                                    19,950  0.744177  0.793018   15,057      0.79       1.35     1.40        4.18        4.23
2004                                    23,816  0.714350  0.760845   17,248      0.43       1.35     1.40        4.29        4.34
2003                                    29,907  0.684946  0.729169   20,758      0.30       1.35     1.40       23.33       23.39
AIM V.I. DYNAMICS FUND SERIES I SHARES
2007                                     4,722  0.802569  0.942472    3,891      N/A        1.35     1.40       10.62       10.67
2006                                     7,828  0.725545  0.851591    5,803      N/A        1.35     1.40       14.49       14.55
2005                                     9,123  0.633731  0.743443    5,908      N/A        1.35     1.40        9.17        9.22
2004                                    12,573  0.580497  0.680657    7,496      N/A        1.35     1.40       11.75       11.81
2003                                    14,436  0.519453  0.608773    7,662      N/A        1.35     1.40       35.90       35.97

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
AIM V.I. Global Health Care Fund
   Series I Shares
2007                                     5,536  1.079745  1.137302    6,059       N/A       1.35     1.40       10.29       10.34
2006                                     7,214  0.979012  1.030680    7,149       N/A       1.35     1.40        3.76        3.81
2005                                     9,382  0.943540  0.992820    8,952       N/A       1.35     1.40        6.63        6.69
2004                                    11,325  0.884839  0.930584   10,128       N/A       1.35     1.40        6.06        6.12
2003                                    13,384  0.834255  0.876949   11,278       N/A       1.35     1.40       25.99       26.06
AIM V.I. LARGE CAP GROWTH FUND SERIES
   I SHARES
2007                                    14,316  0.802323  0.860843   11,661       0.03      1.35     1.40       14.02       14.08
2006                                    17,141  0.703647  0.754590   12,245       0.41      1.35     1.40        6.40        6.45
2005                                    21,557  0.661316  0.708835   14,476       0.55      1.35     1.40        2.05        2.10
2004                                    25,631  0.648025  0.694254   16,851       0.10      1.35     1.40        3.21        3.26
2003                                    29,253  0.627871  0.672327   18,618       N/A       1.35     1.40       23.39       23.46
ALLIANCEBERNSTEIN VPS GLOBAL
   TECHNOLOGY PORTFOLIO CLASS B
2007                                     1,502  1.285099  1.288623    1,931       N/A       1.35     1.40       18.22       18.28
2006                                     1,488  1.582099  1.089511    1,624       N/A       1.35     1.75        6.48        6.92
2005                                     1,468  1.485758  1.019007    1,499       N/A       1.35     1.75        1.83        2.25
2004                                     1,772  1.459001  0.996585    1,770       N/A       1.35     1.75        3.25        3.67
2003                                     2,478  1.413106  0.961320    2,386       N/A       1.35     1.75       41.27       41.85
ALLIANCEBERNSTEIN VPS GROWTH AND
   INCOME PORTFOLIO CLASS B
2007                                    41,993  1.375721  1.405902   58,074       1.19      1.35     1.40        3.39        3.44
2006                                    53,421  1.330573  1.359084   71,425       1.16      1.35     1.40       15.35       15.40
2005                                    63,938  1.153550  1.177668   74,114       1.30      1.35     1.40        3.13        3.19
2004                                    78,193  1.118519  1.141316   87,901       0.74      1.35     1.40        9.67        9.72
2003                                    92,066  1.019929  1.040193   94,346       0.85      1.35     1.40       30.34       30.40
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
   PORTFOLIO CLASS A
2007                                    28,543  0.928301  0.928301   26,496       N/A       1.40     1.40       12.32       12.32
2006                                    34,866  0.826444  0.826444   28,815       N/A       1.40     1.40       -1.84       -1.84
2005                                    38,719  0.841925  0.841925   32,599       N/A       1.40     1.40       13.53       13.53
2004                                    45,864  0.741560  0.741560   34,011       N/A       1.40     1.40        7.10        7.10
2003                                    51,491  0.692417  0.692417   35,653       N/A       1.40     1.40         N/A       21.94
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
   PORTFOLIO CLASS B
2007                                    11,628  1.532113  0.874516   10,655       N/A       1.35     1.75       11.63       12.08
2006                                    13,621  1.372551  0.780267   11,133       N/A       1.35     1.75       -2.38       -1.98
2005                                    16,508  1.406010  0.796046   13,756       N/A       1.35     1.75       12.83       13.29
2004                                    20,083  1.246088  0.702645   14,793       N/A       1.35     1.75        6.45        6.88
2003                                    23,600  1.170604  0.657400   16,326       N/A       1.35     1.75       21.21       21.70

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                ------------------                       ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
   VALUE PORTFOLIO CLASS B
2007                                     5,362  1.597446  1.601999    8,569       0.76      1.35     1.40        0.11        0.16
2006                                     5,803  1.925900  1.599472    9,265       0.23      1.35     1.75       12.20       12.66
2005                                     7,005  1.716456  1.419746    9,932       0.56      1.35     1.75        4.77        5.19
2004                                     9,178  1.638376  1.349667   12,374       0.06      1.35     1.75       16.99       17.47
2003                                     5,380  1.400431  1.148980    6,178       0.71      1.35     1.75       38.43       38.99
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
   CLASS B
2007                                     4,959  1.397267  1.401319    6,935       1.34      1.35     1.40       -5.51       -5.46
2006                                     7,247  1.478696  1.482233   10,722       0.89      1.35     1.40       19.34       19.40
2005                                     6,009  1.239108  1.241435    7,448       1.23      1.35     1.40        4.00        4.06
2004                                     5,498  1.191397  1.193019    6,551       0.84      1.35     1.40       11.79       11.84
2003                                     4,442  1.065775  1.066679    4,735       0.77      1.35     1.40       26.66       26.73
DWS DREMAN HIGH RETURN EQUITY VIP
   CLASS A
2007                                     4,533  1.407443  1.435545    6,404       1.50      1.35     1.40       -3.24       -3.19
2006                                     5,633  1.454531  1.482819    8,222       3.89      1.35     1.40       12.91       12.97
2005                                     7,148  1.288251  1.312632    9,240       1.97      1.35     1.40       -1.47       -1.42
2004                                     8,487  1.307461  1.331529   11,137       1.59      1.35     1.40       10.44       10.49
2003                                     9,801  1.183894  1.205083   11,642       1.47      1.35     1.40       26.34       26.40
DWS SMALL CAP INDEX VIP CLASS A
2007                                     6,649  1.496703  1.569946   10,057       0.88      1.35     1.40       -3.27       -3.22
2006                                     8,853  1.547336  1.622230   13,851       0.63      1.35     1.40       15.85       15.91
2005                                    10,293  1.335684  1.399618   13,909       0.67      1.35     1.40        2.80        2.85
2004                                    12,526  1.299298  1.360804   16,450       0.52      1.35     1.40       16.11       16.17
2003                                    13,831  1.119031  1.171408   15,633       0.96      1.35     1.40       44.38       44.45
DWS TECHNOLOGY VIP CLASS A
2007                                     8,018  0.512366  0.615034    4,304       N/A       1.35     1.40       12.70       12.76
2006                                    10,027  0.454627  0.545451    4,758       N/A       1.35     1.40       -0.66       -0.61
2005                                    12,465  0.457639  0.548786    5,946       0.51      1.35     1.40        2.29        2.34
2004                                    20,575  0.447395  0.536238    9,513       N/A       1.35     1.40        0.50        0.54
2003                                    24,658  0.445190  0.533336   11,354       N/A       1.35     1.40       44.55       44.63
EATON VANCE VT FLOATING-RATE INCOME
   FUND
2007                                    18,315  1.090357  1.094206   19,982       6.28      1.35     1.40        0.20        0.25
2006                                    22,136  1.088178  1.091461   24,101       5.75      1.35     1.40        4.02        4.08
2005                                    24,301  1.046090  1.048715   25,434       3.99      1.35     1.40        2.41        2.46
2004                                    24,518  1.021494  1.023532   25,055       2.50      1.35     1.40        1.39        1.44
2003                                    23,209  1.007442  1.008978   23,389       2.21      1.35     1.40        1.51        1.57

(a)  Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
EATON VANCE VT WORLDWIDE HEALTH
   SCIENCES FUND
2007                                     7,481  1.162600  1.166581    8,703      0.86       1.35     1.40        4.69        4.74
2006                                     9,670  1.110563  1.113808   10,745      N/A        1.35     1.40       -1.40       -1.35
2005                                    12,729  1.126344  1.129066   14,345      N/A        1.35     1.40        5.53        5.58
2004                                    14,515  1.067328  1.069369   15,499      N/A        1.35     1.40        4.75        4.81
2003                                    15,664  1.018908  1.020335   15,965      N/A        1.35     1.40       28.16       28.22
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
2007                                    34,328  1.586316  1.586316   54,455      0.92       1.40     1.40       15.95       15.95
2006                                    39,323  1.368153  1.368153   53,800      1.29       1.40     1.40       10.15       10.15
2005                                    42,028  1.242067  1.242067   52,202      0.27       1.40     1.40       15.30       15.30
2004                                    36,499  1.077231  1.077231   39,318      0.31       1.40     1.40       13.86       13.86
2003                                    30,644  0.946092  0.946092   28,992      0.43       1.40     1.40         N/A       26.67
FIDELITY VIP CONTRAFUND(R) PORTFOLIO
   SERVICE CLASS 2
2007                                     7,650  2.039876  1.643342   12,572      0.77       1.35     1.75       15.25       15.72
2006                                     7,972  1.769951  1.420118   11,322      0.95       1.35     1.75        9.48        9.93
2005                                    10,547  1.616658  1.291880   13,627      0.13       1.35     1.75       14.61       15.07
2004                                     9,481  1.410620  1.122660   10,644      0.20       1.35     1.75       13.14       13.60
2003                                     8,604  1.246745  0.988219    8,502      0.31       1.35     1.75       25.95       26.47
FIDELITY VIP EQUITY-INCOME PORTFOLIO
2007                                    37,240  2.809762  2.809762  104,636      1.67       1.40     1.40        0.11        0.11
2006                                    46,520  2.806714  2.806714  130,569      3.33       1.40     1.40       18.51       18.51
2005                                    57,749  2.368290  2.368290  136,768      1.74       1.40     1.40        4.38        4.38
2004                                    73,279  2.268841  2.268841  166,259      1.63       1.40     1.40        9.97        9.97
2003                                    85,422  2.063179  2.063179  176,241      1.94       1.40     1.40         N/A       28.51
FIDELITY VIP EQUITY-INCOME PORTFOLIO
   SERVICE CLASS 2
2007                                     9,945  1.699445  1.381782   13,742      1.55       1.35     1.75       -0.50       -0.10
2006                                    11,397  1.707978  1.383096   15,763      2.96       1.35     1.75       17.83       18.31
2005                                    12,318  1.449520  1.169044   14,401      1.53       1.35     1.75        3.72        4.14
2004                                    15,509  1.397481  1.122517   17,411      1.53       1.35     1.75        9.29        9.73
2003                                    17,986  1.278737  1.022978   18,401      1.73       1.35     1.75       27.75       28.27
FIDELITY VIP GROWTH PORTFOLIO
2007                                    26,316  2.860724  2.860724   75,282      0.85       1.40     1.40       25.19       25.19
2006                                    32,819  2.285138  2.285138   74,996      0.42       1.40     1.40        5.35        5.35
2005                                    40,830  2.169021  2.169021   88,561      0.54       1.40     1.40        4.32        4.32
2004                                    52,885  2.079242  2.079242  109,960      0.28       1.40     1.40        1.93        1.93
2003                                    62,334  2.039860  2.039860  127,153      0.29       1.40     1.40         N/A       30.99

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
FIDELITY VIP GROWTH PORTFOLIO SERVICE
   CLASS 2
2007                                     5,453  1.763446  0.978118    5,335       0.41      1.35     1.75       24.44       24.95
2006                                     6,445  1.417060  0.782807    5,046       0.18      1.35     1.75        4.71        5.13
2005                                     7,812  1.353359  0.744586    5,817       0.32      1.35     1.75        3.66        4.08
2004                                    11,008  1.305615  0.715402    7,876       0.13      1.35     1.75        1.32        1.73
2003                                    11,468  1.288651  0.703243    8,065       0.11      1.35     1.75       30.22       30.75
FIDELITY VIP GROWTH & INCOME PORTFOLIO
2007                                     8,773  1.203011  1.203011   10,554       1.94      1.40     1.40       10.56       10.56
2006                                     9,280  1.088146  1.088146   10,098       0.92      1.40     1.40       11.59       11.59
2005                                    11,245  0.975114  0.975114   10,965       1.58      1.40     1.40        6.13        6.13
2004                                    13,053  0.918805  0.918805   11,993       0.89      1.40     1.40        4.32        4.32
2003                                    15,016  0.880790  0.880790   13,226       1.14      1.40     1.40         N/A       22.04
FIDELITY VIP GROWTH & INCOME PORTFOLIO
   SERVICE CLASS 2
2007                                     1,605  1.209143  1.209143    1,940       1.42      1.35     1.35       10.35       10.35
2006                                     2,050  1.095746  1.095746    2,246       0.73      1.35     1.35       11.33       11.33
2005                                     2,373  0.984221  0.984221    2,336       1.44      1.35     1.35        5.95        5.95
2004                                     3,305  0.928956  0.928956    3,070       0.78      1.35     1.35        4.10        4.10
2003                                     3,541  0.892374  0.892374    3,160       1.12      1.35     1.35         N/A       21.78
FIDELITY VIP HIGH INCOME PORTFOLIO
2007                                    31,959  1.490600  1.490600   47,638       7.51      1.40     1.40        1.35        1.35
2006                                    39,175  1.470778  1.470778   57,617       7.19      1.40     1.40        9.68        9.68
2005                                    47,686  1.340968  1.340968   63,946      14.99      1.40     1.40        1.26        1.26
2004                                    61,378  1.324235  1.324235   81,279       9.22      1.40     1.40        8.06        8.06
2003                                    80,700  1.225482  1.225482   98,896       7.30      1.40     1.40         N/A       25.48
FIDELITY VIP HIGH INCOME PORTFOLIO
   SERVICE CLASS 2
2007                                     4,355  1.286396  1.286396    5,602       6.54      1.35     1.35        1.16        1.16
2006                                     6,192  1.271660  1.271660    7,874       7.43      1.35     1.35        9.53        9.53
2005                                     7,098  1.161050  1.161050    8,241      15.45      1.35     1.35        0.93        0.93
2004                                     8,826  1.150340  1.150340   10,153       9.49      1.35     1.35        7.91        7.91
2003                                    11,609  1.066045  1.066045   12,376       6.09      1.35     1.35         N/A       25.04
FIDELITY VIP MID CAP PORTFOLIO
2007                                    20,407  2.207552  2.207552   45,051       0.94      1.40     1.40       14.01       14.01
2006                                    27,207  1.936299  1.936299   52,682       0.37      1.40     1.40       11.12       11.12
2005                                    32,957  1.742500  1.742500   57,427        N/A      1.40     1.40       16.65       16.65
2004                                    33,168  1.493794  1.493794   49,546        N/A      1.40     1.40       23.17       23.17
2003                                    34,214  1.212805  1.212805   41,495       0.42      1.40     1.40         N/A       36.70

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
FIDELITY VIP MID CAP PORTFOLIO SERVICE
   CLASS 2
2007                                     4,494  2.371650  2.230199   10,022      0.51       1.35     1.75       13.32       13.78
2006                                     5,369  2.092891  1.960081   10,525      0.20       1.35     1.75       10.44       10.89
2005                                     7,155  1.895105  1.767651   12,647       N/A       1.35     1.75       15.95       16.42
2004                                     7,090  1.634377  1.518283   10,765       N/A       1.35     1.75       22.48       22.98
2003                                     8,016  1.334437  1.234618    9,897      0.27       1.35     1.75       35.83       36.39
FIDELITY VIP VALUE STRATEGIES
   PORTFOLIO SERVICE CLASS 2
2007                                     3,715  1.565803  1.570221    5,819      0.60       1.35     1.40        3.97        4.02
2006                                     3,790  1.506082  1.509578    5,709      0.34       1.35     1.40       14.38       14.44
2005                                     3,989  1.316693  1.319087    5,253       N/A       1.35     1.40        0.99        1.04
2004                                     5,402  1.303743  1.305452    7,044       N/A       1.35     1.40       12.25       12.30
2003                                     6,125  1.161511  1.162435    7,116       N/A       1.35     1.40       55.16       55.24
FT VIP FRANKLIN LARGE CAP GROWTH
   SECURITIES FUND CLASS 2
2007                                     3,787  1.245569  1.249156    4,718      0.73       1.35     1.40        4.74        4.80
2006                                     4,212  1.189163  1.191995    5,010      0.77       1.35     1.40        9.34        9.40
2005                                     4,913  1.087551  1.089589    5,344      0.57       1.35     1.40       -0.36       -0.31
2004                                     5,299  1.091442  1.092941    5,785      0.46       1.35     1.40        6.42        6.48
2003                                     3,828  1.025572  1.026464    3,926      0.81       1.35     1.40       25.17       25.23
FT VIP FRANKLIN SMALL CAP VALUE
   SECURITIES FUND CLASS 2
2007                                     7,432  1.881872  1.506770   11,172      0.66       1.35     1.75       -4.09       -3.70
2006                                    10,126  1.962088  1.564633   15,815      0.63       1.35     1.75       14.93       15.40
2005                                    11,571  1.707152  1.355822   15,668      0.76       1.35     1.75        6.86        7.30
2004                                     9,929  1.597516  1.263601   12,534      0.15       1.35     1.75       21.58       22.08
2003                                     5,649  1.313944  1.035087    5,845      0.16       1.35     1.75       29.81       30.34
FT VIP FRANKLIN SMALL-MID CAP GROWTH
   SECURITIES FUND CLASS 2
2007                                    17,300  0.915109  1.035717   16,215       N/A       1.35     1.40        9.69        9.74
2006                                    22,058  0.834306  0.943790   18,812       N/A       1.35     1.40        7.17        7.23
2005                                    25,707  0.778485  0.880181   20,451       N/A       1.35     1.40        3.32        3.37
2004                                    31,115  0.753469  0.851460   24,042       N/A       1.35     1.40        9.91        9.97
2003                                    37,004  0.685504  0.774266   25,999       N/A       1.35     1.40       35.33       35.39
FT VIP MUTUAL SHARES SECURITIES FUND
   CLASS 2
2007                                    27,732  1.714838  1.732332   48,065      1.45       1.35     1.75        1.67        2.08
2006                                    31,738  1.686710  1.696997   53,908      1.30       1.35     1.75       16.31       16.78
2005                                    34,595  1.450197  1.453138   50,338      0.89       1.35     1.75        8.62        9.06
2004                                    35,579  1.335110  1.332405   47,488      0.78       1.35     1.75       10.66       11.11
2003                                    38,144  1.202310  1.199155   45,838      1.00       1.35     1.40       23.40       23.46

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------                           ------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL      TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                         UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                        -------  --------   -------  -------  ----------  -------  -------  ----------  ----------
FT VIP TEMPLETON FOREIGN SECURITIES
   FUND CLASS 2
2007                                     12,472  2.090428  1.775341   22,091     1.91       1.35     1.75      13.44       13.90
2006                                     14,908  1.842808  1.558695   23,193     1.23       1.35     1.75      19.32       19.81
2005                                     15,953  1.544410  1.301013   20,722     1.21       1.35     1.75       8.24        8.68
2004                                     12,466  1.426828  1.197091   14,906     0.94       1.35     1.75      16.46       16.93
2003                                      8,102  1.225217  1.023775    8,289     1.57       1.35     1.75      29.90       30.43
GOLDMAN SACHS VIT CAPITAL GROWTH FUND
   SERVICE SHARES
2007                                     50,065  1.566229  0.841030  114,546     0.07       1.35     1.75       8.09        8.53
2006                                     63,425  1.449057  0.774953  134,776     0.02       1.35     1.75       7.22        7.65
2005                                     78,579  1.351503  0.719851  155,464     0.24       1.35     1.75       5.50        5.93
2004                                     99,988  1.281000  0.679535  188,707      N/A       1.35     1.75       5.56        5.99
2003                                    122,775  1.213513  0.641125  218,685     0.05       1.35     1.75      24.09       24.59
GOLDMAN SACHS VIT CORE FIXED INCOME
   FUND SERVICE SHARES
2007                                     70,028  1.131632  1.326752  122,788     4.54       1.35     1.75       4.95        5.37
2006                                     78,263  1.078294  1.259101  130,650     4.44       1.35     1.75       2.38        2.80
2005                                     92,635  1.053198  1.224822  151,161     4.69       1.35     1.75       0.06        0.47
2004                                    109,395  1.052554  1.219109  177,618     5.22       1.35     1.75       2.16        2.57
2003                                    139,336  1.030313  1.188517  221,402     4.47       1.35     1.75       1.50        1.91
GOLDMAN SACHS VIT EQUITY INDEX FUND
   SERVICE SHARES
2007                                     94,754  1.644646  1.095658   98,959     1.61       1.35     1.75       3.48        3.90
2006                                    123,010  1.589354  1.054535  123,664     1.53       1.35     1.75      13.46       13.92
2005                                    156,603  1.400824  0.925677  138,238     1.37       1.35     1.75       2.56        2.97
2004                                    195,495  1.365923  0.898954  167,629     1.57       1.35     1.75       8.39        8.83
2003                                    226,873  1.260148  0.825983  178,794     1.35       1.35     1.75      25.59       26.10
GOLDMAN SACHS VIT GOVERNMENT INCOME
   FUND SERVICE SHARES
2007                                     20,722  1.172295  1.175661   24,305     4.06       1.35     1.40       5.84        5.89
2006                                     19,039  1.037176  1.110263   21,094     4.12       1.35     1.75       2.23        2.65
2005                                     21,199  1.014534  1.081615   22,891     3.52       1.35     1.75      -0.23        0.18
2004                                     24,580  1.016833  1.079672   26,505     3.63       1.35     1.75       0.33        0.74
2003                                     43,213  1.013493  1.071763   46,278     3.76       1.35     1.75      -0.11        0.30
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
   FUND SERVICE SHARES
2007                                     16,916  4.117882  1.747505   65,263      N/A       1.35     1.40      17.70       17.76
2006                                     21,896  3.498538  1.483924   72,234      N/A       1.35     1.40       4.25        4.30
2005                                     28,881  3.355960  1.422720   91,186      N/A       1.35     1.40      13.08       13.13
2004                                     36,156  2.967862  1.257557  101,199      N/A       1.35     1.40      16.96       17.02
2003                                     42,931  2.537403  1.074620  103,501      N/A       1.35     1.40      37.76       37.83

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------                           ------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL      TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                         UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                        -------  --------   -------  -------  ----------  -------  -------  ----------  ----------
GOLDMAN SACHS VIT MID CAP VALUE FUND
   SERVICE SHARES
2007                                     28,145  1.937171  1.962256   60,125      0.59      1.35     1.75       1.35        1.77
2006                                     36,394  1.911310  1.928214   76,406      1.23      1.35     1.75      13.39       13.85
2005                                     44,763  1.685671  1.693688   82,705       N/A      1.35     1.75       5.31        5.74
2004                                     55,550  1.600723  1.601805   97,115      0.06      1.35     1.75      17.26       17.74
2003                                     68,185  1.365087  1.360472  101,155      0.12      1.35     1.75      36.01       36.56
GOLDMAN SACHS VIT MONEY MARKET FUND
   SERVICE SHARES
2007                                     66,462  1.049993  1.113286   92,803      4.86      1.35     1.75       3.15        3.57
2006                                     66,305  1.017970  1.074961   89,505      4.57      1.35     1.75       2.84        3.26
2005                                     74,861  0.989877  1.041048   97,246      2.64      1.35     1.75       0.94        1.35
2004                                     88,223  0.980656  1.027169  113,550      0.89      1.35     1.75      -0.85       -0.45
2003                                    118,504  0.989107  1.031817  153,773      0.82      1.35     1.75      -0.96       -0.57
GOLDMAN SACHS VIT STRATEGIC
   INTERNATIONAL EQUITY FUND SERVICE
   SHARES (a)
2007                                     35,484  1.910793  1.283782   76,412      1.20      1.35     1.75       5.97        6.40
2006                                     44,386  1.803159  1.206557   90,348      2.45      1.35     1.75      19.37       19.86
2005                                     55,941  1.510543  1.006654   95,550      1.42      1.35     1.75      10.44       10.89
2004                                     72,080  1.367710  0.907772  111,285      1.25      1.35     1.75      12.47       12.92
2003                                     91,798  1.216117  0.803892  125,113      0.82      1.35     1.75      25.53       26.05
GOLDMAN SACHS VIT STRUCTURED U.S.
   EQUITY FUND SERVICE SHARES
2007                                      2,244  1.517821  1.258930    2,819      0.89      1.35     1.75      -3.44       -3.04
2006                                      2,753  1.571847  1.298453    3,568      1.35      1.35     1.75      10.68       11.13
2005                                      2,467  1.420149  1.168380    2,879      0.77      1.35     1.75       4.17        4.60
2004                                      2,858  1.363266  1.117042    3,191      1.06      1.35     1.75       8.48        8.92
2003                                      3,047  1.256751  1.025587    3,124      0.88      1.35     1.75      25.44       25.95
JANUS ASPEN GROWTH AND INCOME
   PORTFOLIO SERVICE SHARES
2007                                     11,861  1.011545  1.093644   12,132      1.76      1.35     1.40       6.93        6.98
2006                                     14,978  0.945987  1.022243   14,317      1.30      1.35     1.40       6.27        6.32
2005                                     16,560  0.890200  0.961469   14,913      0.37      1.35     1.40      10.54       10.60
2004                                     17,869  0.805292  0.869324   14,561      0.38      1.35     1.40      10.12       10.17
2003                                     21,861  0.731302  0.789050   16,186      0.48      1.35     1.40      21.79       21.85
JANUS ASPEN INTERNATIONAL GROWTH
   PORTFOLIO SERVICE SHARES
2007                                     18,410  1.782162  1.969686   33,446      0.43      1.35     1.40      26.23       26.29
2006                                     19,907  1.411882  1.559653   28,665      1.88      1.35     1.40      44.58       44.65
2005                                     19,134  0.976556  1.078230   19,048      1.09      1.35     1.40      30.09       30.16
2004                                     17,180  0.750650  0.828385   13,219      0.85      1.35     1.40      17.03       17.09
2003                                     19,926  0.641442  0.707506   13,094      0.96      1.35     1.40      32.65       32.72

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                AT DECEMBER 31                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------                           ------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL      TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                         UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST     HIGHEST
                                         (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)   (%) (2)  (%) (2)  (%) (3)(4)  (%) (3)(4)
                                        -------  --------   -------  -------  ----------  -------  -------  ----------  ----------
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
   SERVICE SHARES
2007                                     20,917  0.769519  0.853646   16,645      0.57      1.35     1.40      13.19       13.25
2006                                     23,062  0.679843  0.753787   16,189      0.27      1.35     1.40       9.58        9.63
2005                                     27,326  0.620422  0.687555   17,523      0.13      1.35     1.40       2.56        2.61
2004                                     32,210  0.604952  0.670078   20,096      N/A       1.35     1.40       2.74        2.80
2003                                     37,921  0.588805  0.651856   23,071      N/A       1.35     1.40      29.65       29.72
JANUS ASPEN MID CAP GROWTH PORTFOLIO
   SERVICE SHARES
2007                                      9,725  0.734572  0.925877    7,628      0.07      1.35     1.40      20.04       20.10
2006                                      8,530  0.611946  0.770930    5,572      N/A       1.35     1.40      11.72       11.78
2005                                      9,705  0.547757  0.689705    5,698      N/A       1.35     1.40      10.46       10.51
2004                                     10,449  0.495894  0.624083    5,573      N/A       1.35     1.40      18.79       18.85
2003                                     11,633  0.417464  0.525106    5,182      N/A       1.35     1.40      32.88       32.95
MFS(R) MID CAP GROWTH SERIES SERVICE
   SHARES
2007                                      3,371  1.191298  1.194682    4,017      N/A       1.35     1.40       7.98        8.03
2006                                      3,961  1.103299  1.105877    4,373      N/A       1.35     1.40       0.86        0.91
2005                                      5,241  1.093856  1.095850    5,735      N/A       1.35     1.40       1.42        1.47
2004                                      6,785  1.078574  1.079989    7,320      N/A       1.35     1.40      12.78       12.83
2003                                      5,149  0.956380  0.957150    4,925      N/A       1.35     1.40      34.70       34.76
MFS(R) NEW DISCOVERY SERIES SERVICE
   SHARES
2007                                      1,318  1.196838  1.200291    1,578      N/A       1.35     1.40       0.82        0.87
2006                                      1,774  1.187119  1.189936    2,106      N/A       1.35     1.40      11.35       11.40
2005                                      1,980  1.066118  1.068119    2,111      N/A       1.35     1.40       3.56        3.61
2004                                      2,599  1.029464  1.030872    2,676      N/A       1.35     1.40       4.72        4.78
2003                                      2,168  0.983045  0.983889    2,132      N/A       1.35     1.40      31.56       31.63
MFS(R) TOTAL RETURN SERIES SERVICE
   SHARES
2007                                     15,826  1.421321  1.315222   20,765      2.33      1.35     1.75       2.12        2.53
2006                                     18,977  1.391867  1.282742   24,296      2.20      1.35     1.75       9.67       10.12
2005                                     22,245  1.269135  1.164901   25,873      1.87      1.35     1.75       0.80        1.21
2004                                     19,554  1.259052  1.150953   22,481      1.50      1.35     1.75       9.09        9.53
2003                                     15,754  1.154193  1.050818   16,545      1.53      1.35     1.75      13.98       14.44
MFS(R) UTILITIES SERIES SERVICE
   SHARES
2007                                      5,465  2.673544  2.681427   14,612      0.82      1.35     1.40      25.77       25.84
2006                                      6,186  2.125712  2.130898   13,152      1.89      1.35     1.40      29.13       29.19
2005                                      6,582  1.646204  1.649386   10,836      0.41      1.35     1.40      14.94       15.00
2004                                      4,523  1.432226  1.434262    6,478      1.10      1.35     1.40      28.03       28.09
2003                                      2,430  1.118673  1.119688    2,719      1.12      1.35     1.40      33.68       33.74

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
OPPENHEIMER BALANCED FUND/VA SERVICE
   SHARES
2007                                     5,148  1.361189  1.365045    7,008      1.97       1.35     1.40        2.04        2.09
2006                                     5,575  1.489395  1.337112    7,438      1.89       1.35     1.75        8.92        9.36
2005                                     4,650  1.367462  1.222664    5,677      1.54       1.35     1.75        1.86        2.27
2004                                     3,666  1.342513  1.195492    4,379      0.86       1.35     1.75        7.87        8.31
2003                                     2,241  1.244549  1.103761    2,473      1.57       1.35     1.75       22.51       23.00
OPPENHEIMER CAPITAL APPRECIATION
   FUND/VA SERVICE SHARES
2007                                     5,491  1.661316  1.314572    7,202      0.01       1.35     1.75       11.87       12.32
2006                                     8,334  1.485087  1.170365    9,735      0.20       1.35     1.75        5.80        6.23
2005                                     9,841  1.403709  1.101745   10,827      0.64       1.35     1.75        3.03        3.45
2004                                     7,458  1.063591  1.065031    7,934      0.23       1.35     1.40        5.12        5.18
2003                                     5,754  1.011767  1.012615    5,823      0.26       1.35     1.40       28.86       28.92
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   SERVICE SHARES
2007                                    13,509  2.128835  1.735201   23,388      1.26       1.35     1.75        4.22        4.65
2006                                    17,300  2.042551  1.658127   28,633      0.87       1.35     1.75       15.31       15.78
2005                                    18,172  1.771332  1.432125   25,985      0.76       1.35     1.75       12.06       12.52
2004                                    13,922  1.580631  1.272770   17,700      1.12       1.35     1.75       16.80       17.27
2003                                     7,812  1.353290  1.085297    8,472      0.48       1.35     1.75       40.36       40.93
OPPENHEIMER HIGH INCOME FUND/VA
   SERVICE SHARES
2007                                     7,138  1.405619  1.320231    9,401      7.04       1.35     1.75       -2.21       -1.81
2006                                     8,442  1.437419  1.344612   11,330      7.50       1.35     1.75        7.31        7.75
2005                                     9,419  1.339445  1.247883   11,737      6.67       1.35     1.75        0.22        0.63
2004                                    11,789  1.336499  1.240090   14,604      6.40       1.35     1.75        6.83        7.26
2003                                    12,360  1.251065  1.156119   14,282      6.23       1.35     1.75       21.63       22.12
OPPENHEIMER MAIN STREET FUND(R)/VA
   SERVICE SHARES
2007                                     3,346  1.308312  1.312113    4,379      0.90       1.35     1.40        2.69        2.74
2006                                     4,252  1.512804  1.277058    5,420      1.04       1.35     1.75       12.75       13.21
2005                                     5,380  1.341730  1.128050    6,060      1.20       1.35     1.75        3.89        4.31
2004                                     6,006  1.291492  1.081402    6,488      0.71       1.35     1.75        7.24        7.67
2003                                     5,369  1.204342  1.004340    5,390      0.55       1.35     1.75       24.23       24.73
PIONEER FUND VCT PORTFOLIO CLASS II
2007                                     8,231  1.179521  1.183477    9,718      0.97       1.35     1.40        3.32        3.37
2006                                    10,279  1.141639  1.144882   11,742      1.09       1.35     1.40       14.73       14.78
2005                                    12,638  0.995097  0.997425   12,584      1.10       1.35     1.40        4.45        4.51
2004                                    13,599  0.952682  0.954425   12,963      0.94       1.35     1.40        9.37        9.43
2003                                    12,511  0.871031  0.872189   10,902      0.89       1.35     1.40       21.71       21.77

(a) Name changed. See Note 1.

COMMONWEALTH SELECT SEPARATE ACCOUNT

                                                  AT DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                                  --------------                         ------------------------------
                                                  UNIT      UNIT              INVESTMENT  EXPENSE  EXPENSE      TOTAL      TOTAL
                                                  VALUE     VALUE     NET       INCOME     RATIO    RATIO      RETURN      RETURN
                                         UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST   HIGHEST     LOWEST     HIGHEST
                                        (000s)   ($) (4)   ($) (4)  ($000s)    (%) (1)    (%) (2)  (%) (2)   (%) (3)(4)  (%) (3)(4)
                                        ------  --------  --------  -------   ----------  -------  -------   ----------  ----------
PIONEER REAL ESTATE SHARES VCT
   PORTFOLIO CLASS II
2007                                     7,966  2.332982  2.340921   18,596      2.46       1.35     1.40       -20.23      -20.19
2006                                    11,664  2.924668  2.933129   34,131      2.33       1.35     1.40        34.57       34.64
2005                                    13,328  2.173274  2.178453   28,979      3.07       1.35     1.40        13.25       13.31
2004                                    14,329  1.919024  1.922613   27,507      3.60       1.35     1.40        33.50       33.56
2003                                    14,093  1.437494  1.439462   20,264      4.72       1.35     1.40        32.58       32.64
T. ROWE PRICE INTERNATIONAL STOCK
   PORTFOLIO
2007                                    36,351  1.988050  1.356939   66,164      1.33       1.35     1.40        11.45       11.51
2006                                    44,012  1.783808  1.216924   71,913      1.14       1.35     1.40        17.43       17.49
2005                                    50,318  1.519095  1.035812   70,265      1.51       1.35     1.40        14.41       14.47
2004                                    63,572  1.327750  0.904880   77,565      1.07       1.35     1.40        12.18       12.24
2003                                    73,517  1.183578  0.806216   80,090      1.21       1.35     1.40        28.70       28.76

(a) Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Select Separate Account of Commonwealth Annuity and Life Insurance Company

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

             EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                            incorporated by reference herein.

             EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.


             EXHIBIT 3  (a) Effective January 1, 2007, VeraVest will no longer serve as Underwriter. Underwriting and
                            Administrative Services Agreement (VeraVest
                            Investment, Inc.) was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.


                        (b) Sales Agreements (Select) with Commission Schedule
                            were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                        (c) General Agent's Agreement was previously filed on
                            April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                        (d) Career Agent Agreement was previously filed on April
                            24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                        (e) Registered Representative's Agreement was previously
                            filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                            incorporated by reference herein.


                        (f) Effective January 22, 2008, SDI will no longer serve
                            as Underwriter. Amendment No. 1 dated January 22, 2008 to the Distribution Agreement between the Company and Security Distributors, Inc. dated November 22, 2006 was previously filed in April 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                            Distribution Agreement between the Company and Security Distributors, Inc. was previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (g) Effective January 22, 2008, SDI will no longer
                            service as Underwriter. Form of Service Agreement with broker-dealers was previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (h) Form of Service Agreement by and between the Epoch
                            Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed in April 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.

                        (i) Underwriting and Administrative Service Agreement
                            dated January 22, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (j) Shared Services Agreement dated January 22, 2008
                            between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.


             EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

             EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                            incorporated by reference herein. Specimen
                            Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. EER Rider (Form 3240-01) and EDB Rider (Form 3241-01) were previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and are incorporated by reference herein.

             EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein. Bylaws, as amended of the Company, effective as of December 30, 2005 was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

             EXHIBIT 7  (a) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (b) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (c) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (d) Variable Annuity GMDB Reinsurance Agreement between
                            Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.



             EXHIBIT 8  (a) Service Agreement dated March 1, 2001 between Boston
                            Financial Data Services, Inc. and Allmerica
                            Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and
                            are incorporated by reference herein.

                        (c) Directors' Powers of Attorney are filed herewith.

                        (d) Third Party Agreement (TPA) between Security Benefit
                            Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (e) Administrative Services Agreement dated January 2,
                            2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (f) Work Assignment between Security Benefit Life
                            Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.


                        (g) Transition Services Agreement dated December 30,
                            2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and
                            is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (h) Restructuring Agreement dated as of December 30,
                            2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                        (i) Goldman Sachs Variable Insurance Trust (the "Trust")
                            Service Agreement was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Goldman Sachs Variable Insurance Trust (the "Trust") Service Agreement was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein.


             EXHIBIT 9      Opinion of Counsel is filed herewith.

             EXHIBIT 10     Consent of Independent Registered Public Accounting
                            Firm

             EXHIBIT 11     None.

             EXHIBIT 12     None.

             EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement No.33-47216/811-6632, and is incorporated by reference herein.

             EXHIBIT 14     Not Applicable.

             EXHIBIT 15 (a) Form of Amendment dated May 1, 2003 to the Allmerica
                            Investment Trust

                            Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Allmerica Investment Trust Participation Agreement was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 15, 2001 was previously filed in April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                        (b) Amendment dated May 1, 2001 to the Variable
                            Insurance Products Fund Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.

                        (c) Amendment to Schedule A dated October 1, 2000 of the
                            Participation Agreement with T. Rowe Price
                            International Series, Inc. was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is incorporated by reference herein.


                        (d) Amended And Restated Participation Agreement among
                            Commonwealth Annuity and Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007 was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Amended and Restated Participation Agreement with Alliance was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Amended and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration

                            Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                        (e) Amended and Restated Participation Agreement by
                            and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. And Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.


                        (f) Amendment dated May 1, 2001 to the Participation
                            Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 28, 2003 in Post-Effective Amendment No. 28 of Registration Statement No. 33-47216/811-06632, and is incorporated by reference herein. Participation Agreement with Deutsche Asset Management VIT Funds (formerly Bankers Trust) was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (g) Amendment dated October 1, 2001 to the Variable
                            Insurance Products Fund II was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration

                            Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                        (h) Amendment dated October 1, 2001 with Variable
                            Insurance Products Fund III was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to the Participation Agreement with Variable Insurance Products III was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.


                        (i) Amendment No. 1 dated June 5, 2007 to Amended and
                            Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed in April of 2008in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amended and Restated Participation Agreement dated September 25, 2006 with Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 and the Franklin Templeton Participation Agreement dated March 1, 2000 was previously filed on April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.


                        (j) Amendment dated October 31, 2001 to the
                            Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on November 9, 2001 in Post-Effective Amendment No. 20 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-

                            39702/811-6293, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (k) Amendment dated February 25, 2000 to the
                            Participation Agreement with Janus was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                        (l) Amendment dated May 1, 2002 to the Participation
                            Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to the Participation Agreement dated October 1, 2000 with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.

                        (m) Eaton Vance Participation Agreement was previously
                            filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Participation Agreement with Eaton Vance was previously filed on February 28, 2001 in Post-Effective Amendment No. 24 (File Nos. 33-47216/811-6632), and is incorporated by reference herein.

                        (n) Amendment dated May 1, 2002 to the Participation
                            Agreement with MFS Variable Insurance Trust was previously filed in April 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with MFS Variable Insurance Trust was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.


                        (o) Form of Amendment dated August 28, 2007 to the
                            Amended and Restated Participation Agreement dated as of May 1, 2000, by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity And Life Insurance Company as amended May 1, 2002 was previously filed in

                            April of 2008 in Registrant's Post-Effective
                            Amendment No. 29 (Registration Statement No.
                            33-39702/811-6293), and is incorporated by reference herein. Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 28, 2003 in Post-Effective Amendment No. 23 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Oppenheimer Variable Account Funds was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Participation Agreement with Oppenheimer Variable Account Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.


                      (p) Amendment dated May 1, 2001 to the Pioneer Participation Agreement was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 24, 2000 to the Pioneer Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.


                      (q) Amended And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity And Life Insurance Company was previously filed in April of 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                            incorporated by reference herein. Participation Agreement dated January 2, 2006 between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co, and Allmerica Financial Life Insurance and Annuity Company was previously filed on April 28, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY 10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY


NAME                           POSITION WITH COMPANY
----------------------------   ------------------------------------------------
Allan S. Levine*               Chairman of the Board
Nicholas Helmuth von Moltke*   Director and Senior Vice President

J. William McMahon*            Director
Donald Mullen*                 Director
Timothy J. O'Neill*            Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Laura Bryant                   Vice President and Chief Operating Officer
Manda J. D'Agata*              Vice President and Treasurer
Eleanor L. Kitzman             Senior Vice President and Director of Regulatory
                               Affairs
Michael A. Pirrello            Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer


ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                    -----------------------------
                                                    | THE GOLDMAN, SACHS GROUP, |
                                                    |            INC.           |
                                                    |         (Delaware)        |
                                                    -----------------------------
                                                                 |
                                                                 |
                         -----------------------------------------------------------------------------------
---------------------    |                                               |                                 |
| GOLDMAN, SACHS &  |100%|                                               |100%                             | 100%
|       CO.         | (a)|      ---------------------         -----------------------         ----------------------------
|   (New York)      |----|      | COLUMBIA CAPITAL  |         |    COMMONWEALTH     |         |    GS REHOLDINGS, INC.   |-----
---------------------    |      | LIFE REINSURANCE  | 100%    |   ANNUITY & LIFE    |         |        (Delaware)        |    |
                         |      |      COMPANY      |------|  |INSURANCE COMPANY(b) |         ----------------------------    |
                         |      |  (South Carolina) |      |  |   (Massachusetts)   |                                         |
                         |      ---------------------      |  -----------------------                                         |
                         |               | 100%            |                                  ----------------------------    |
                         |               |                 |                                  |   LONGMORE CREDIT, LLC   |100%|
                         |      -----------------------    |    ---------------------         |        (Delaware)        |-----
                         |      | CHARLESTON CAPITAL  |    |100%| ARROW REINSURANCE |         ----------------------------    |
---------------------    |      | REINSURANCE, L.L.C. |    |----|  COMPANY LIMITED  |                                         |
|   GOLDMAN SACHS   |100%|      |  (South Carolina)   |    |    |     (Bermuda)     |                                         |
| ASSET MANAGEMENT, | (a)|      -----------------------    |    ---------------------         ----------------------------    |
|       L.P.        |----|                                 |                                  |   LONGMORE CAPITAL, LLC   |100%|
|    (Delaware)     |    |                                 |    ---------------------         |        (Delaware)        |-----
---------------------    |                                 |    |   ARROW CAPITAL   |         ----------------------------    |
                         |      -----------------------    |    |REINSURANCE COMPANY|                                         |
                         |      |    PEARL STREET     |100%|100%|      LIMITED      |                                         |
---------------------100%|      |  INSURANCE COMPANY  |----|----|     (Bermuda)     |         ----------------------------    |
|   GOLDMAN SACHS   |(a) |      |      (Vermont)      |    |    ---------------------         |     LONGMORE CREDIT      |100%|
|   INTERNATIONAL   |----|      -----------------------    |                                  |      SERVICES, LLC       |-----
| (United Kingdom)  |                                      |    ------------------------      |        (Delaware)        |
---------------------                                      |    |    GOLDMAN SACHS     |      ----------------------------
                                -----------------------    |100%| RISK SERVICES L.L.C. |
                                |    GOLDMAN SACHS    |100%|----|      (Delaware)      |
                                |  RISK BROKERS, INC. |----|    ------------------------
                                |      (Delaware)     |    |
                                -----------------------    |    ----------------------    ----------------------------
                                                           |100%|  EASTPORT CAPITAL  |100%|    EPF FINANCIAL, LLC(c) |
                                                           |----|        CORP.       |----|        (Delaware)        |
                                -----------------------    |    |     (Delaware)     |    |                          |
                                |    GOLDMAN SACHS    |100%|    ----------------------    ----------------------------
                                | RISK ADVISORS, L.P. |----|
                                |      (Delaware)     |    |    ----------------------
                                -----------------------    |    |   ARROW CORPORATE  |
                                                           | 25%|   MEMBER HOLDINGS  |
                                                           |----|     LLC LIMITED    |
                                                           |    |      (Delaware)    |    ----------------------
                                                           |    ----------------------    |  ARROW CORPORATE   |
                                                           |              | 75%           |   MEMBER LIMITED   |
                                                           -------------------------------|      (England)     |
                                                                                          ----------------------


(a) GS Group holds 100% of the equity interest in these subsidiaries through one or more intermediary holding companies

(b) Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company

(c)  Eastport Financial, L.L.C. was renamed EPF Financial, LLC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Arrow Syndicate 1910        Underwrites World property           England               1        Arrow Corporate            100.00%
                            catastrophe, Lyods mkt                                              Member Limited


NIHON HOTEL INVESTMENT TK   To hold hotels in Japan.             Japan                 3        GOLDMAN SACHS GROUP,        39.47%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                50.13%
                                                                                                INVESTMENTS JAPAN

                                                                                                NIHON HOTEL                 10.40%
                                                                                                INVESTMENT CO.,LTD
                                                                                                                         ---------
                                                                                                                           100.00%

ELQ INVESTORS, LTD          "Holding" company for distressed     England               1        MTGLQ INVESTORS, L.P.      100.00%
                            debt investments

KANSAI REALTY CO., LTD.     Astoria deal;Holding Real Estate.    Japan                 1        MG PARTNERS TK             100.00%

PRIME EQUITY CO.,LTD.       Astoria deal;Subsidiary of MG        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Partners;Real estate business                                       JAPAN COR

Ito Onsen Management Co.    Flagged for New Onsen deal           Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         (Ebina);Management of Ryokan                                        JAPAN COR
                            (Japanese Hotel).

GK Musashino Kaihatsu       Flagged for Tohoku REO deal.Real     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Estate

Kaike Onsen Hotel Mgmt Co   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         Hotel);Flagged for Onsen deal.                                      JAPAN COR

GK Universal Hotel          Purchasing loan;Flagged for Hotel    Japan                 1        AR Holdings GK             100.00%
Management                  Universal Port Deal.

GK Kitanomaru               Purchasing Loans, Holding Real       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            estates and  Securities

RIO NEGRO ASSESSORIA LTDA.  (AMC Brazil) rendering of services   BRAZIL                2        MTGLQ INVESTORS, L.P.      100.00%
                            of collection, staff,
                            restructuring and management of                                     GS FINANCIAL SERVICES        0.00%
                            assets                                                              L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GEN-PAR, INC.        1% general partner of Archon         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Group, L.P.                                                         INC. (THE

Goldman Sachs (France)      1% owner of Goldman Sachs Overseas   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Finance                     Finance, L.P.; formerly owned 2                                     INC. (THE
                            Hong Kong companies which have
                            since been liquidated.
                            Non-regulated holding company.

JADE DRAGON (MAURITIUS)     1) SPV for holding both India and    Mauritius             1        TIGER STRATEGIC            100.00%
LIMITE                      PRC investments. 2) Holding                                         INVESTMENTS LT
                            company for venture capital
                            companies in India and PRC.

Litton Cons & Corp LLC      100 % Subsidiary of GS Bank USA      [-]                   1        GOLDMAN SACHS BANK         100.00%
                            (0247) and .01% owner of Litton                                     (USA) INC
                            Loan Servicing LP.

Litton Mortgage Servicing   100 % Subsidiary of GS Bank USA      Utah                  1        GOLDMAN SACHS BANK         100.00%
LLC                         (0247) and 99.99% owner of Litton                                   (USA) INC
                            Loan Servicing LP.

ARES FINANCE S.R.L.         A securitization vehicle             Italy                 1        GOLDMAN SACHS GROUP,        50.00%
                            established under Italian law that                                  INC. (THE
                            holds sub-performing assets and
                            has issued debt secured by these
                            assets.

KAKEGAWA HOLDINGS TK        A trustor and Master Lessee of       Japan                 2        KAKEGAWA HOLDINGS            5.00%
                            Kakegawa Grand Hotel.                                               CO.,LTD

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

PNW, LLC                    A utilities supplier of energy and   Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            energy-related products.

GOLDMAN SACHS MITSUI        AAA rated company established to     Delaware              2        GSMMDPGP INC.                1.00%
MARINE DR                   provide credit rating enhancement
                            to derivative product trading.                                      GOLDMAN SACHS               49.00%
                            All trades to third parties are                                     HOLDINGS (NETHE)
                            back to back with affiliates.                                                                ---------
                                                                                                                            50.00%

GS PRIME HOLDINGS LLC       Acquired as part of the Linden       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Venture.                                                            INC. (THE

LEAF GREEN TK               Acquiring non performing loans and   Japan                 3        GOLDMAN SACHS GROUP,         5.11%
                            realizing them.                                                     INC. (THE

                                                                                                LEAF GREEN CO, LTD           5.00%

                                                                                                GS Holdings Mauritius       45.51%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                            55.63%

REAL ESTATE CREATION FUND   Acquiring non performing loans and   Japan                 2        REC INVESTMENTS TK          85.00%
TK                          realizing them.( Resona Deal )
                                                                                                REAL ESTATE CREATION         5.00%
                                                                                                FUND CO.,
                                                                                                                         ---------
                                                                                                                            90.00%

GS ASSET BACKED             Acquisition and disposition of       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SECURITIES COR              asset-backed securities                                             INC. (THE

THO B.V.                    Acquisition of an associate share    Netherlands           1        ELQ INVESTORS, LTD         100.00%
                            (45%) in Akfen, Turkish real
                            estate entity.

SSIG SPF ONE LQ, LLC        Actively managed opportunity fund    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            which invests in distressed credit.

GS COMM MORTGAGE CAPITAL,   Acts as a general partner of         Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC.                        Archon Financial L.P.

SLK INDEX SPECIALISTS LLC   Acts as the AMEX specialist in       New York              1        GS EXECUTION AND           100.00%
                            index-based derivative products.                                    CLEARING, L.P
                            Broker Dealer; SEC File No. 8-44563

GS FUND MANAGEMENT S.A.     Administration and management of     Luxembourg            2        GOLDMAN SACHS                1.00%
                            one or several mutual investment                                    HOLDINGS (U.K.)
                            funds or investment companies
                            organised under the laws of                                         GOLDMAN SACHS (UK)          99.00%
                            Luxembourg.  Management company                                     L.L.C.
                            for German Bond Fund.                                                                        ---------
                                                                                                                           100.00%

MORTGAGE ASSET MANAGEMENT   Administrative services related to   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP                        issuance of collateralized                                          INC. (THE
                            mortgage obligations

GS CALIC                    AFLIAC contains the variable         Massachusetts         1        GOLDMAN SACHS GROUP,       100.00%
                            annuity and variable universal                                      INC. (THE
                            life business acquired from
                            Allmerica Financial Corp.AFLIAC
                            contains the variable annuity and
                            variable universal life business
                            acquired from Allmerica Financial
                            Corp.AFLIAC contains the variablea

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MUNI TIC TOC SERIES TRUST   Aggregation of multiple trusts       United States         1        GOLDMAN, SACHS & CO.       100.00%
CONS                        used in connection with the
                            municipal tender option bond
                            program (TIC TOC).

GSTP LLC                    Aircraft ownership and leasing       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REMARK CAPITAL GROUP, LLC   An AMSSG related entity that         Delaware              1        MTGLQ INVESTORS, L.P.       75.00%
                            manages and services portfolios of
                            consumer auto loans.

South Wind TK               An ASSG related entity that holds    Japan                 4        GOLDMAN SACHS GROUP,         8.15%
                            golf courses and related assets in                                  INC. (THE
                            Japan.
                                                                                                GS STRATEGIC                10.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                SOUTH WIND REALTY            5.00%
                                                                                                FINANCE(CAYM

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            58.15%

NIHON ENDEAVOR FUND TK      An ASSG related entity that          Japan                 2        GOLDMAN SACHS GROUP,        55.04%
                            invests in distressed loans                                         INC. (THE

                                                                                                NIHON ENDEAVOR FUND          5.10%
                                                                                                CO., LTD
                                                                                                                         ---------
                                                                                                                            60.14%

LINDEN WOOD IIS TK          An ASSG related entity that          Cayman Islands        2        LINDEN WOOD IIS LTD          5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

LINDEN WOOD TK              An ASSG related entity that          Japan                 2        LINDEN WOOD, LTD             5.00%
                            invests in distressed loans.
                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                            80.00%

SOLAR WIND TK               An ASSG related entity that          Japan                 2        SOLAR WIND, LTD              5.00%
                            invests in distressed loans.
                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

REC INVESTMENTS TK          An ASSG related entity that          Japan                 2        GS STRATEGIC                69.00%
                            invests in loans.                                                   INVESTMENTS JAPAN

                                                                                                REC INVESTMENTS CO.,         5.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                            74.00%

GAC PERSONAL TK             An ASSG related entity that          Japan                 2        GAC PERSONAL CO. LTD         5.00%
                            purchased residential loans from
                            Chiyoda Life.                                                       GS FINANCIAL SERVICES       95.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

Slow Group Co.,Ltd.         An insurance company for pets.       Japan                 1        JUPITER INVESTMENT          81.79%
                                                                                                CO,. LTD.

EPOCH SECURITIES INC        An investment bank that uses         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            sophisticated technology to                                         INC. (THE
                            connect to individual investors in
                            the United States.

Garden Capital Plaza SRL    An investment hodling entity         Barbados              2        GOLDMAN SACHS GROUP,        19.97%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.97%

MINAMI AOYAMA KAIHATSU      Aoyama-deal・Holding Real      Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO., LT                     Estate.                                                             JAPAN COR

VANTAGE MARKET PLACE LLC    As part of Goldman Sachs'            Delaware              1        VANTAGE MARKETPLACE        100.00%
                            independent research platform,                                      HOLDINGS,
                            Vantage Marketplace LLC's subject
                            matter experts will consult with
                            clients who have contracted the
                            expert's services on specific
                            questions/topics.

GSEM (DEL) HOLDINGS, L.P.   As part of the GSEM L.P.             Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
                            restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM DEL INC                75.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM BERMUDA HOLDINGS,      As part of the GSEM L.P.             Bermuda               2        GOLDMAN SACHS GLOBAL         1.00%
L.P.                        restructuring, entity is being                                      HOLDINGS
                            formed as part of the holding
                            company structure for GSEM L.P.                                     GSEM (DEL) HOLDINGS,        99.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS INVESTMENT STRATEGIES,   Asset Management Company             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                                                                                             INC. (THE

GS EURO INV GRP II LTD      Asset owning subsidiary for GS       England               1        GS EURO OPP FUND II LP     100.00%
                            European Opportunities Fund II

KANSAI REALTY TK            ASSG entity engaged in real estate   Japan                 2        MG PARTNERS TK              99.00%
                            activities in Japan.
                                                                                                KANSAI REALTY CO.,           1.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

NJLQ (IRELAND) LTD          ASSG entity to hold the Jinro        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            loan.Established to hold ASSG                                       L.P.
                            positions in Korean assets.

JUPITER INVESTMENT CO,.     ASSG Equity Position                 Japan                 1        MLQ INVESTORS, L.P.        100.00%
LTD.

FJT (HK) LIMITED            ASSG related entity holding a        Hong Kong             2        GOLDMAN SACHS GROUP,        39.47%
                            hotel property in China.                                            INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        60.53%
                                                                                                FIN. HLDG
                                                                                                                         ---------
                                                                                                                           100.00%

Tamatsukuri Onsen Mgt Co.   ASSG/REPIA Onsen deal.Managiment     Japan                 1        GOLDMAN SACHS REALTY       100.00%
Ltd                         of Onsen ryokan( Japanese style                                     JAPAN COR
                            Hotel.)

GK TAMATSUKURI ONSEN        ASSG/REPIA Onsen deal.Managiment     Japan                 1        AR Holdings GK             100.00%
KAIHATSU                    of Onsen ryokan( Japanese style
                            Hotel.)

MG PARTNERS CO LTD.         Astoria dealReal estate business     Japan                 1        SOLAR WIND TK              100.00%

BLUE DAISY TK               Blue Daisy is a vehicle to invest    Japan                 1        BLUE DAISY CO.,LTD.         50.00%
                            in recruit through its
                            participation in the secondary
                            shares acquired by Nochu.

G.S. DO BRASIL BANCO        Brazilian bank.                      BRAZIL                2        GOLDMAN SACHS GROUP,        99.90%
MULTIPLO,                                                                                       INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS DO BRASIL CORRETORA      Brazilian broker dealer entity       [-]                   2        G.S. DO BRASIL BANCO        99.99%
                            that will enable GS to trade cash                                   MULTIPLO,
                            equities and listed options
                            directly with the Brazilian                                         GOLDMAN SACHS                0.01%
                            exchange (BOVESPA).                                                 REPRESENTACOES L
                                                                                                                         ---------
                                                                                                                           100.00%

CIN MANAGEMENT LIMITED      British Coal's pension fund          England               1        GOLDMAN SACHS ASSET        100.00%
                            manager (see Other Information)                                     MGMT HOLDI

GS EXECUTION AND            Broker Dealer; SEC File No.          New York              1        SPEAR, LEEDS &             100.00%
CLEARING, L.P               8-00526;  proprietary trading,                                      KELLOGG LLC
                            customer business clearing firm

GOLDMAN, SACHS & CO.        Broker/dealer engaging in            New York              2        THE GOLDMAN, SACHS &         0.20%
                            proprietary & agency transactions                                   CO. L.L.C
                            in fixed income, equity and
                            currency markets; principal                                         GOLDMAN SACHS GROUP,        99.80%
                            provider of the Firm's investment                                   INC. (THE
                            banking services; primary dealer                                                             ---------
                            effective 12/74; member NYSE since                                                             100.00%
                            1/1/27.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS               Broker/dealer which engages in       England               2        GOLDMAN SACHS               99.00%
INTERNATIONAL               proprietary and agency                                              HOLDINGS (U.K.)
                            transactions in the fixed income,
                            equity and currency market,                                         GOLDMAN SACHS GROUP          1.00%
                            provides investment banking                                         HOLDINGS (
                            services in Europe; Rep. office in                                                           ---------
                            Madrid; 4/3/98 Branches opened in                                                              100.00%
                            South Africa, Stockholm and Milan

GOLDMAN SACHS (ASIA)        Broker/dealer with dealing and       Delaware              1        GS Holdings (Hong          100.00%
L.L.C.                      underwriting business.  Registered                                  Kong) Ltd
                            in HK with HK Coy Registry.  Date
                            of registration in HK 22nd July
                            1994.Licensed under the HK
                            Securities and Futures Ordinance
                            for the following regulated
                            activities: Type 1 dealing in secur

GS (INDIA) SECURITIES       Broker/Dealer, merchant banking,     India                 1        GOLDMAN SACHS              100.00%
PVT.LTD.                    provide financial services                                          (MAURITIUS) L.L.

MERCER ALLIED COMPANY L.P.  Broker/Dealer.  Part of Ayco         Delaware              2        GS AYCO HOLDINGS LLC         1.00%
                            acquisition.
                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BRM Holdings LLC            Business Records Management          [-]                   1        GSFS INVESTMENT I CORP      82.00%

GOLDMAN SACHS               Business tranferred to Goldman       England               1        GOLDMAN SACHS              100.00%
INTERNATIONAL FI            Sachs International                                                 HOLDINGS (U.K.)

J. ARON & COMPANY           Business tranferred to J. Aron &     England               2        GOLDMAN SACHS               50.00%
(BULLION)                   Company (U.K.)                                                      HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP         50.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GSTM LLC                    capital management                   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

AMC OF AMERICA LP           Capital restructure.                 Delaware              2        MTGLQ INVESTORS, L.P.       99.00%

                                                                                                AMC OF AMERICA LLC           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Goldman, Sachs Gives gGmbH  Charity                              Germany               1        GSCO BETEILIGUNGS GMBH     100.00%

BEIJING GAO HUA             Chinese entity engaged in            People's              3        BEIJING GAO WANG            33.33%
SECURITIES CL               underwriting and proprietary         Republic of                    VENTURE CCL
                            trading of securities as well as     China
                            providing financial advisory                                        BEIJING DE SHANG            33.33%
                            services.                                                           VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES PTE   Clearing of futures and options      Singapore             1        GOLDMAN SACHS FX           100.00%
LTD                         contracts                                                           (SINGAPORE) P

SunE Solar Fund I LLC       Company founded to support the       Delaware              1        GS SOLAR POWER I, LLC      100.00%
                            installation of solar electric
                            systems.

GS CAP PARTNERS 2000        Consolidating employee fund.         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
EMPLOY FU                                                                                       INC. (THE

Kinbley Realty PTE Ltd.     Consolidation of AEJ Entity. To      Singapore             1        Dhoni Cayman Holding       100.00%
                            acquire 48units which consists of                                   Ltd
                            apartments and townhouses in
                            residential development in
                            Singapore.

FUKUOKA TOSHI KAIHATSU TK   Consolidation of Japan Entity (REO   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            acquisition).  To hold Real Estate.                                 INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                FUKUOKA TOSHI                5.00%
                                                                                                KAIHATSU CO.,LTD
                                                                                                                         ---------
                                                                                                                            49.57%

SHINING PARTNERS TK2        Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                95.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                           100.00%


SHINING PARTNERS TK         Consolidation of Japan Entity (to    Japan                 2        GS STRATEGIC                75.00%
                            hold SPL portfolio)                                                 INVESTMENTS JAPAN

                                                                                                SHINING PARTNERS             5.00%
                                                                                                LTD(TKO)
                                                                                                                         ---------
                                                                                                                            80.00%

ARCHON GROUP DEUTSCHLAND,   Consultancy on economic and          Germany               1        ARCHON INTERNATIONAL,      100.00%
GMBH                        technical aspects of investment in                                  INC.
                            real estate.  Set up to support
                            Archon's activities in Germany.

YOSHINO HOSPITALITY         Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

REAL ESTATE CREATION        Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
FUND2 CO.                                                                                       JAPAN COR

NAGASAKA KAIHATSU CO.,LTD   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

YOSHINO KAIHATSU CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

STAR GATE REALTY CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REC INVESTMENTS2 CO.,LTD.   Created for Ometosando deal          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

PHOENIX OXNARD (DELAWARE)   Created for transaction in           Delaware              1        MLQ INVESTORS, L.P.        100.00%
LLC                         JapanCreated for transaction in
                            Japan


DANDELION INVESTMENTS TK    Dandelion has made investments in    Japan                 2        DANDELION INVESTMENTS        5.00%
                            Green mountain to acquire                                           CO.,LTD.
                            non-performing loans from Linden
                            Wood an existing SPC of the ASSG                                    GS FINANCIAL SERVICES       73.00%
                            business.                                                           L.P.
                                                                                                                         ---------
                                                                                                                            78.00%

J. ARON & COMPANY           Dealer in petroleum, metals          New York              2        THE J. ARON                  0.20%
                            (precious and base), grain and                                      CORPORATION
                            coffee/cocoa in the spot and
                            forward markets and foreign                                         J. ARON HOLDINGS, L.P.      99.80%
                            currency options and maintains                                                               ---------
                            seats on various exchanges;                                                                    100.00%
                            Commodities dealer

RTV VENTURES LLC            Delaware entity established to       Delaware              1        GOLDMAN SACHS CREDIT        66.70%
                            service an existing loan portfolio.                                 PARTNERS

PRIME ASSET CO. LTD         Dormant                              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

P T GOLDMAN SACHS           dormant company                      Indonesia             3        GOLDMAN SACHS (ASIA         90.00%
INDONESIA                                                                                       PACIFIC) L

                                                                                                GOLDMAN SACHS GLOBAL         0.10%
                                                                                                HOLDINGS

                                                                                                GOLDMAN SACHS                9.90%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

HULL TRADING ASIA, LTD.     Dormant.  Proprietary trading        Hong Kong             1        GS ASIAN VENTURE           100.00%
                            firm.Holds a trading right in the                                   (DELAWARE) LL
                            Hong Kong Futures Exchange.

GOLDMAN SACHS POWER L.L.C.  DULLES HOLDING CORP. was former      Delaware              2        J. ARON HOLDINGS, L.P.      99.00%
                            name. Established to serve as the
                            exclusive advisor to Constellation                                  J. ARON & COMPANY            1.00%
                            Power Source Inc. for power                                                                  ---------
                            trading and risk management.                                                                   100.00%

THE EUROPEAN POWER SRC CO   Dutch Holding Co for Pan-European    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
BV                          power trading business                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ELQ Holdings (UK) Ltd       ELQ Holdings (UK) Ltd holds ELQ II   United Kingdom        1        ELQ Holdings (Del) LLC     100.00%
                            and ELQ III. As part of the
                            firmwide project to reduce the
                            firms effective tax rate, US tax
                            have been reviewing the ESSG
                            structures and have determined
                            that ELQ (func ccy USD) to be sub
                            optimal from a tax perspective and
                            therefore have had sign off from
                            the desk, legal and controllers to
                            incorproate ELQ2 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia and the
                            Baltic states already owned by ELQ
                            may be transfered to ELQ2, and
                            ELQ2 will being to take on all new
                            transactions either as direct
                            balance sheet investments or
                            through subsidiary ownership

ELQ Investors II Ltd        ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

ELQ Investors III Ltd       ELQ Holdings (UK) Ltd holds ELQ      United Kingdom        1        ELQ Holdings (UK) Ltd      100.00%
                            Investors II Ltd and ELQ Investors
                            III Ltd. As part of the firmwide
                            project to reduce the firms
                            effective tax rate, US tax have
                            been reviewing the ESSG structures
                            and have determined that ELQ (func
                            ccy USD) to be sub optimal from a
                            tax perspective and therefore have
                            had sign off from the desk, legal
                            and controllers to incorproate
                            ELQ2 & ELQ 3 which will be an
                            exact replica of ELQ but will be
                            set up in a more tax efficient way
                            from day 1.  The idea is for all
                            ELQ to keep its existing
                            investments, although the
                            investments held in Russia already
                            owned by ELQ may be transfered to
                            ELQ 3, and ELQ3 will being to take
                            on all new Russian transactions
                            either as direct balance sheet
                            investments or through subsidiary
                            ownership

GOLDMAN SACHS SERVICES      Employer of certain employees        British Virgin        1        GOLDMAN SACHS GLOBAL       100.00%
(B.V.I.                     whose services are lent to GSIL      Islands                        SERVICES
                            and GS(J)C

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        1        GOLDMAN SACHS GROUP,       100.00%
SERVICES                    citizens/green card holders                                         INC. (THE
                            outside US

GOLDMAN SACHS GLOBAL        Employer of certain US               Cayman Islands        2        GOLDMAN SACHS GLOBAL         1.00%
SERVICES                    citizens/green card holders                                         HOLDINGS
                            outside US
                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Pensions Mgmt      Employer Sponsor Company for         [-]                   1        GOLDMAN SACHS GROUP,       100.00%
Limited                     Defined Benefit Pension Plan                                        INC. (THE

GOLDMAN SACHS EUROPE        Employs consultants to Investment    Isle of Jersey        1        GOLDMAN SACHS              100.00%
LIMITED                     Banking Division; contracts with                                    INTERNATIONAL
                            International Advisers;

EASTPORT CAPITAL            Engage in life settlements business  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORATION                                                                                     INC. (THE

GS DIVERSIFIED HOLDINGS     Engage in potential structured       Delaware              2        GS FINANCIAL SERVICES       99.99%
II LLC                      transaction with Azteca.                                            L.P.

                                                                                                GS DIVERSIFIED               0.01%
                                                                                                FINANCE III LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GSB1 - GS BANK (EUROPE)     Entitiy for Irish Bank               Ireland               1        GS Ireland Holdings        100.00%
PLC                                                                                             Ltd

CHESHIRE HOLDINGS EUROPE    Entity established to facilitate     Isle of Jersey        1        GOLDMAN SACHS GROUP,       100.00%
LIMIT                       structured financing.                                               INC. (THE

LUGE LLC                    Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

GSGF MORTGAGE I, CO         Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GSGF MORTGAGE II, CO        Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I, PARTNERS     Entity established to facilitate     Delaware              2        GOLDMAN SACHS               95.00%
                            structured financing.                                               MORTGAGE COMPANY

                                                                                                GS MORTGAGE I                5.00%
                                                                                                HOLDINGS, LLC
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA INC                 Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

CARRERA2 LLC                Entity established to facilitate     Delaware              1        MEHETIA HOLDINGS INC       100.00%
                            structured financing.

COUNTY ASSETS LIMITED       Entity established to facilitate     Cayman Islands        1        COUNTY FUNDING LIMITED     100.00%
                            structured financing.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
COUNTY FUNDING LIMITED      Entity established to facilitate     England               1        COUNTY UK LIMITED          100.00%
                            structured financing.

COUNTY UK LIMITED           Entity established to facilitate     Cayman Islands        1        GS GLOBAL INVESTMENTS      100.00%
                            structured financing.                                               UK, INC.

GS GLOBAL INVESTMENTS UK,   Entity established to facilitate     Delaware              1        GS GLOBAL INVESTMENTS      100.00%
INC.                        structured financing.                                               CO.

GS GLOBAL PARTNERS LLC      Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS MORTGAGE I HOLDINGS,     Entity established to facilitate     Delaware              1        GOLDMAN SACHS              100.00%
LLC                         structured financing.                                               MORTGAGE COMPANY

GS V-1 HOLDINGS, L.P.       Entity established to facilitate     Bermuda               2        GOLDMAN SACHS GROUP,         1.00%
                            structured financing.                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        99.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL MARKETS INC       Entity established to facilitate     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            structured financing.                                               L.P.

GS Private Bank Ltd.        Entity for Irish Bank                Ireland               2        GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS Pvt Bank Holdings        75.00%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

GS Ireland Holdings Ltd     Entity for Irish Bank- GSB6          Ireland               1        GS Private Bank Ltd.       100.00%

GOLDMAN SACHS CANADA        Entity formed during 1996 to         Nova Scotia           2        GOLDMAN SACHS GROUP,         1.00%
CREDIT PA                   participate in the Canadian Senior                                  INC. (THE
                            bank debt business; holds
                            inventory of and trades senior                                      GOLDMAN SACHS CREDIT        99.00%
                            bank debt.                                                          PARTNERS
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET EQUITY       Entity invests in William Street     Delaware              1        GOLDMAN SACHS CAPITAL      100.00%
                            Funding Corporation in exchange                                     MARKETS,
                            for equity and mezzanine
                            securities.Entity invests in
                            William Street Funding Corporation
                            in exchange for equity and
                            mezzanine securities.

SAVOY ASSOCIATES, LLC       Entity is a condominium developer    Delaware              1        REP SVY HOLDINGS           100.00%
                            that is engaged in the business of                                  REALTY, LLC
                            selling its developed properties.

GS LEASING LIMITED          Entity is a partnerships set up to   Cayman Islands        2        GS LEASING NO. 1            90.00%
PARTNESHIP                  enter into a finance lease with                                     LIMITED
                            Tesco Plc. It will acquire assets
                            from Tesco and then lease them                                      GS Leasing No. 3            10.00%
                            back in the form of the finance                                     Limited
                            lease. As such the fixed assets do                                                           ---------
                            not go on the GS balance sheet.                                                                100.00%
                            Instead there is a lease
                            receivable.

GS Capital Funding UK I     Entity is part of the European       England               1        GS DIVERSIFIED             100.00%
Ltd.                        Hedging Strategy deal.                                              INVESTMENTS LTD

GS LEASING NO. 2 LIMITED    Entity is set up to purchase the     Cayman Islands        1        GS DIVERSIFIED             100.00%
                            limited partnership interest from                                   FUNDING LLC
                            GS Leasing Investments once the
                            structure and subsequent sale of
                            the lease rentals to a third party
                            is complete.

REP SVY HOLDINGS REALTY,    Entity is the holding company that   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         owns Savoy (0113).                                                  INC. (THE

GS Leasing KCSR II          Entity maintains leveraged leases    United States         1        GSFS INVESTMENT I CORP     100.00%
                            for 60 locomotives on lease to
                            Kansas City Southern Railways.
                            Transactions closed in 2007.

Arrow Corporate Member      Entity owns participation in a       England               1        ARROW CORP MEMBER          100.00%
Limited                     syndicate at Lloyds that writes                                     HOLDINGS LLC
                            property catastrophe insurance.

GS UNIT TRUST               Entity purely acts as an             Cayman Islands        1        GS LEASING NO. 1           100.00%
ADMINISTRATION L            administrator for GS Leasing                                        LIMITED
                            Investments. The entity will
                            purely have a tiny amount of
                            capital and cash.

GS FINANCIAL SERVICES II    Entity set up as part of an AMSSG    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structured transaction.  To act as                                  INC. (THE
                            a parent company to AFCO 4 and the
                            Amagansett chain of companies.

GS LEASING HOLDINGS         Entity set up to act as trustee      Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
LIMITED                     for GS Leasing Investments. The                                     HOLDINGS (
                            entity will purely have a tiny
                            amount of capital and cash.

GS LEASING NO. 1 LIMITED    Entity set up to be the general      Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            partner (controlling interest) in
                            GS Leasing Limited Partnership.
                            It will invest in the partnership
                            in return for its share of the
                            leasing income.

WILLIAM STREET COMMITMENT   Entity set up to extend unfunded     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            loan commitments to                                                 INC. (THE
                            investment-grade customers of GS
                            Group

Sana Acquisitions Ltd       Entity set up to hold portfolio of   England               1        GS EURO OPP FUND II LP     100.00%
                            non-performing German loans

Frangipani TK               Entity set up to refinance the       Japan                 1        Blue Square TK             100.00%
                            loan to Takara-Gumi.

Blue Square TK              Entity set up to refinance the       Japan                 2        GOLDMAN SACHS JAPAN          1.00%
                            loan to Takara-Gumi.                                                CO., LTD.

                                                                                                NEPHRITE EQUITY             99.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                           100.00%

GS Site 25 Retail LLC       Entity to house Embassy Suite        Delaware              1        GS Site 25 Retail          100.00%
                            Retail Acquisition                                                  Holding LLC

GS Site 25 Retail Holding   Entity to house holding company      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         for the Embassy Suite Retail                                        INC. (THE
                            Acquisition

GS SITE 25 HOTEL, LLC       Entity to house the entity for the   Delaware              1        GS SITE 25 HOTEL           100.00%
                            Embassy Suite Hotel Acquisition                                     HOLDING, LLC

GS SITE 25 HOTEL HOLDING,   Entity to house the holding          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         company for Embassy Suite Hotel                                     INC. (THE
                            Acquisition

GS LINDEN POWER HOLDINGS    Entity was acquired as part of the   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         Linden venture.                                                     INC. (THE

GS UNIT TRUST INVESTMENTS   Entity will invest as a minority     Cayman Islands        1        GS LEASING NO. 1           100.00%
LIMI                        unit holder in GS Leasing                                           LIMITED
                            Investments. It will be
                            capitalized by an existing GS
                            entity.

AKTEAS S.R.L                ESSG Italian Real Estate trading     Italy                 1        ELQ INVESTORS, LTD         100.00%
                            entity and controlled and managed
                            by Archon Italy

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
POSEIDON ACQUISITIONS  LTD  ESSG Portfolio SPV for Kreta II      England               1        GS EURO OPP FUND II LP     100.00%
                            NPL portfolio in the Opportunities
                            Fund II

SOUTH WALES INVESTMENTS     ESSG related entity established to   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
TPL LT                      hold an investment in a power
                            company.

THE GS TRUST COMPANY OF     Established as a limited purpose     Delaware              1        THE GOLDMAN SACHS          100.00%
DELAWA                      trust company.                                                      TRUST COMPAN

GS A320 LLC                 Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

GS RJX LEASING LLC          Established as part of a Private     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Finance Group Leasing Transaction.

SCADBURY UK LIMITED         Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

GS FUNDING EUROPE LIMITED   Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          II
                            transaction.

SCADBURY ASSETS             Established as part of an SSG        England               2        SCADBURY UK LIMITED         99.00%
                            Structured Investing Group
                            transaction.                                                        SCADBURY FUNDING             1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

AMAGANSETT II ASSETS        Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

SCADBURY FUNDING LIMITED    Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

AMAGANSETT FUNDING LIMITED  Established as part of an SSG        Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

AMAGANSETT ASSETS           Established as part of an SSG        England               2        GS FUNDING EUROPE           99.00%
                            Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                AMAGANSETT FUNDING           1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

SCADBURY II ASSETS          Established as part of an SSG        Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            Structured Investing Group
                            transaction.

ELBE FUNDING LIMITED        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          (CAYMAN) HOLDING
                            transaction.

RHYS TRUST                  Established as part of an SSG        United States         2        GS FINANCIAL SERVICES       95.00%
                            Structured Investing Group                                          L.P.
                            transaction.
                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SAPIEN LIMITED              Established as part of an SSG        United States         1        RHYS TRUST                 100.00%
                            Structured Investing Group
                            transaction.

SARGASSO LIMITED            Established as part of an SSG        United States         1        SAPIEN LIMITED             100.00%
                            Structured Investing Group
                            transaction.

SHIRE II ASSETS             Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE FUNDING LIMITED       Established as part of an SSG        Cayman Islands        1        SHIRE UK LIMITED           100.00%
                            Structured Investing Group
                            transaction.

SHIRE ASSETS                Established as part of an SSG        England               2        SHIRE FUNDING LIMITED        1.00%
                            Structured Investing Group
                            transaction.                                                        SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SHIRE UK LIMITED            Established as part of an SSG        England               1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

AMAGANSETT FINANCING        Established as part of an SSG        Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

LAFFITTE PARTICIPATION 10   Established as part of an SSG        France                1        CHILTERN TRUST             100.00%
                            Structured Investing Group
                            transaction.

LAFFITTE PARTICIPATION 12   Established as part of an SSG        France                1        LAFFITTE                   100.00%
                            Structured Investing Group                                          PARTICIPATION 10
                            transaction.

GS CAPITAL OPPORTUNITIES    Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Structured Investing Group                                          L.P.
                            transaction.

GS FINANCING                Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
OPPORTUNITIES LLC           Structured Investing Group                                          OPPORTUNITIES LLC
                            transaction.

GS 767 LEASING LLC          Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

KILLINGHOLME GENERATION     Established as part of an SSG        England               4        KILLINGHOLME HOLDINGS        0.00%
LIMITE                      Structured Investing Group                                          LIMITED
                            transaction.
                                                                                                Scadbury II Assets          50.32%

                                                                                                SCADBURY UK LIMITED         13.37%

                                                                                                Shire Funding Limited       36.31%
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME HOLDINGS       Established as part of an SSG        England               1        KILLINGHOLME POWER         100.00%
LIMITED                     Structured Investing Group                                          GROUP LTD
                            transaction.

GSGF INVESTMENTS INC.       Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

FORRES LLC                  Established as part of an SSG        Delaware              1        GOLDMAN SACHS              100.00%
                            Structured Investing Group                                          HOLDINGS (U.K.)
                            transaction.

LIQUIDITY ASSETS LIMITED    Established as part of an SSG        Cayman Islands        1        GS LEASING NO. 2           100.00%
                            Structured Investing Group                                          LIMITED
                            transaction.

GS GLOBAL INVESTMENTS III   Established as part of an SSG        Delaware              1        GS GLOBAL INVESTMENTS      100.00%
                            Structured Investing Group                                          CO.
                            transaction.

GS Raft River I Holdings,   Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
LLC                         Structured Investing Group
                            transaction.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Raft River Energy I, LLC    Established as part of an SSG        United States         1        GS Raft River I            100.00%
                            Structured Investing Group                                          Holdings, LLC
                            transaction.

GS CAPITAL INVESTMENTS      Established as part of an SSG        England               1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Structured Investing Group                                          L.P.
                            transaction.

GS CAPITAL INVESTMENTS II   Established as part of an SSG        England               1        GS CAPITAL                 100.00%
LIMI                        Structured Investing Group                                          INVESTMENTS LIMITED
                            transaction.

CAPITAL INVESTMENTS         Established as part of an SSG        Delaware              1        GS CAPITAL                 100.00%
(U.S.) III                  Structured Investing Group                                          INVESTMENTS II LIMI
                            transaction.

GSFS INVESTMENT I CORP      Established as part of an SSG        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Structured Investing Group                                          L.P.
                            transaction.

ENERGY CENTER HOLDINGS LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

GS737 CLASSICS LEASING LLC  Established as part of an SSG        Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Structured Investing Group
                            transaction.

FLURET LIMITED              Established as part of an SSG        Isle of Jersey        1        FLURET TRUST               100.00%
                            Structured Investing Group
                            transaction.

ROTHMILL INVESTMENT         Established as part of an SSG        Cayman Islands        1        GS DIVERSIFIED             100.00%
COMPANY                     Structured Investing Group                                          INVESTMENTS LTD
                            transaction.

501-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

201-2 INVESTMENT            Established as part of an SSG        Australia             1        ROTHMILL INVESTMENT        100.00%
PARTNERSHIP                 Structured Investing Group                                          COMPANY
                            transaction.

ACP PARTNERSHIP SERVICES    Established as part of an SSG        Cayman Islands        1        WYNDHAM INVESTMENTS        100.00%
                            Structured Investing Group                                          II LTD
                            transaction.

SHIRE UK LIMITED            Established as part of an SSG        United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            Structured Investing Group                                          HOLDINGS (
                            transaction.

PMF-2 LTD                   Established for the purpose of       England               1        GS EURO OPP FUND BV        100.00%
                            acquiring a 95% participation in a
                            portfolio of non-performing
                            Portuguese mortgages from PMF-1,
                            Ltd.

CHILTERN TRUST              Established in connection with a     Isle of Jersey        2        GS FINANCIAL SERVICES       95.00%
                            third party funding transaction.                                    L.P.

                                                                                                GS GLOBAL MARKETS INC        5.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-1, LTD                  Established to acquire a portfolio   England               1        CDV-1 HOLDING               91.62%
                            of non-performing loans in the                                      COMPANY, LP
                            Czech Republic from Ceska
                            konsolidacni agentura.

GSCO BETEILIGUNGS GMBH      Established to buy preferred         Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            shares in NetJets, a Swiss based                                    OHG
                            company.

FLURET TRUST                Established to facilitate            Delaware              2        GS FINANCIAL SERVICES       95.00%
                            structured financing.                                               L.P.

                                                                                                GS FUNDING                   5.00%
                                                                                                OPPORTUNITIES II
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING CORP.          Established to hold firm's           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            investments in SMFG convertible                                     INC. (THE
                            preferreds - As of 11-25-05, the
                            SMFG Pref's were held by GS Group,

GS MULTI-CURR EURO          Established to hold USD, GDP and     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
PERFORMANCE                 Euro notes from the GS European                                     INC. (THE
                            Performance Fund Limited and issue
                            single currency Euro notes to the                                   GOLDMAN SACHS GROUP              0
                            Investor.                                                           HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

MLQ-MLL, LLC                Established to originate and         Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            purchase Mezzanine loans on real
                            estate investments.

FEDERAL BOULEVARD, LLC      Established to purchase a data       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center.                                                             INC. (THE

GS EUROPEAN INVESTMENT      Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP B                     originate publicly and privately
                            issued fixed income securities.

GS EURO MEZZANINE INVEST    Established to purchase and          Netherlands           1        ELQ INVESTORS, LTD         100.00%
GROUP                       originate publicly and privately
                            issued fixed income securities.

COLUMBIA CAPITAL LIFE       Established to pursue various        South Carolina        1        GOLDMAN SACHS GROUP,       100.00%
REINSURA                    opportunities in the reinsurance                                    INC. (THE
                            business.

SIGNUM LIMITED              Established to report all            England               1        GOLDMAN SACHS GROUP        100.00%
                            consolidated Signum variable                                        HOLDINGS (
                            interest entities under FIN-46R.
                            It is not a legal entity but set
                            up for SPV consolidation process
                            only.

GS EQUITY MARKETS, L.P.     Established to segregate trading     Bermuda               2        GSEM DEL LLC                99.00%
(BERMU                      of UK structured equity products;
                            non-regulated Bermuda based                                         GSEM BERMUDA                 1.00%
                            subsidiary which trades structured                                  HOLDINGS, L.P.
                            equity products;Holds hedges to                                                              ---------
                            derivative transactions executed                                                               100.00%
                            by Goldman outside of the US.
                            GSEM trades only with other G

GS Logistics Holdings       Firm direct investment hodling       Mauritius             1        GS Direct, L.L.C.          100.00%
Limited                     company

11 Broadway, LLP            Firm direct investment holding       [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                            company.                                                            INC. (THE

GS Treasure S.a.r.l         Firm direct investment holding       Luxembourg            1        GS Direct, L.L.C.          100.00%
                            company.

GS Phereclus Holdings Ltd   Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS Direct GD Limited        Firm direct investment holding       Mauritius             1        GS Direct, L.L.C.          100.00%
                            company.

GS MPIM I, L.L.C.           Firm direct investment.GS MPIM I,    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

GS MPIM II, L.L.C           Firm direct investment.GS MPIM II,   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            L.L.C.                                                              INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS REA Holdings, L.L.C.     Firm direct investment.GS REA        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, L.L.C.                                                    INC. (THE

GK Keisen Kaihatsu          Flagged for Fujiya DealHolding       Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            real estate and  trust beneficialy
                            intrest.

GK HAKATA HOTEL HOLDING     Flagged for Hotel centraza.Holding   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Hotel.                                                              JAPAN COR

GK Asuka                    Flagged for Hunet Deal.              Japan                 1        AR Holdings GK             100.00%

MINATOMARU HOTEL HOLDINGS   Flagged for JAL Hotel                Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.L                                                                                            JAPAN COR

GK Kazahana                 Flagged for Joy Park Deal            Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

KINMIRAI CREATE CO., LTD.   Flagged for Jusco deal.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

KAKEGAWA HOLDINGS  CO.,LTD  Flagged for Kagegawa deal.           Japan                 1        LINDEN WOOD, LTD           100.00%

KAWASAKI HOLDINGS CO.LTD.   Flagged for Kawasaki Hotel           Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Deal/Owns hotel assets                                              JAPAN COR

GK Kashiwabara Toshi        Flagged for Kobe developmemt         Japan                 1        GOLDMAN SACHS REALTY       100.00%
Kaihatsu                    deal.Purchasing Loans.                                              JAPAN COR

MERCHANT SUPPORT CO., LTD.  Flagged for Merchant JV              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (Factoring service)                                                 JAPAN COR

MERCHANT CAPITAL CO. LTD.   Flagged for Merchant JV (factoring   Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            service)                                                            JAPAN COR

GK Shiohama Kaihatsu        Flagged for Michinoku Sendai Deal    Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            (beneficiary rights)

GREEN MOUNTAIN ONE          Flagged for MIZUHO JV Deal.          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                                                                                        JAPAN COR

NIHON HOTEL INVESTMENT      Flagged for multiple hotel           Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD                     acquisition deal

GK Ito Onsen Kaihatsu       Flagged for New Onsen Deal           Japan                 1        AR Holdings GK             100.00%
                            (Ebina).Management of Ryokan
                            (Japanese Hotel).

GK Impact Holding           Flagged for Nihon Birudo Deal.       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

RAICHO CO., LTD.            Flagged for Omotesando deal.         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

HANAMIZUKI KAIHATSU CO.     Flagged for Onsen Fund JVP Equity    Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Investment /or Total Return                                         JAPAN COR
                            SwapHolding Kondo Sangyo Shares.

WAKAKUSA KAIHATSU CO.,LTD.  Flagged for Oomotesando Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

Senri Chuo GK               Flagged for Osaka Senri              Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            deal.Flagged for Osaka Senri deal.                                  JAPAN COR

GK Kaihin                   Flagged for Paco Hakodate            Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal/Real Estate

GS PIA Holdings GK          Flagged for PIA deals                Japan                 2        PIA Holdings Cayman          0.71%
                                                                                                Tokyo Bran

                                                                                                MLQ INVESTORS, L.P.         99.29%
                                                                                                                         ---------
                                                                                                                           100.00%

GK SAKURAZAKA CAPITAL       Flagged for Principal Finance Deals  Japan                 2        AR Holdings GK               1.00%

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GK Frangipani               Flagged for Project Manhattan.       Japan                 1        C.H. White Flower          100.00%

GK Gekko                    Flagged for Project Taurus.          Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

EXCELLENT EQUITY CO.,LTD.   Flagged for REO Deal.                Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

GK Luigi                    Flagged for Shibuya development      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal

GK TAIYO KAIHATSU           Flagged for Shibuya Udagawa REO      Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Deal

GK Sayama                   Flagged for Shinjjuku retail REO     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            deal.

GK KANAGAWA HOLDING         Flagged for Shinjuku Unika Deal.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

TG FUND CO.,LTD             Flagged for SMAP2 (JV, Tokyu         Japan                 1        AMETHYST REALTY TK         100.00%
                            Livable)

NEPHRITE EQUITY CO.,LTD.    Flagged for SMAP2 dealTK investor    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            of Amethyst Realty Co., Ltd.                                        JAPAN COR

Taurus Investment LPS       Flagged for Taurus deal.             Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TG Fund II Co.,Ltd          Flagged for TG Fund Deal (SMAP 2)    Japan                 1        AMETHYST REALTY TK         100.00%

GK Takahama Kaihatsu        Flagged for Tiffany deal.Holding     Japan                 2        GOLDMAN SACHS REALTY         0.00%
                            real estate trust beneficialy                                       JAPAN COR
                            intrest.
                                                                                                MLQ INVESTORS, L.P.              1
                                                                                                                         ---------
                                                                                                                           100.00%

CITRINE INVESTMENT          Flagged for Universal Hotel Deal.    Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.,LTD.

MAIN STREET MORTGAGE        Florida subsidiary acquired to       Delaware              1        GOLDMAN SACHS GROUP,        99.00%
COMPANY,                    service mortgage portfolios                                         INC. (THE
                            (primarily those held by Goldman
                            Sachs Mortgage Company)

GS LS LEASING LLC           For PFG leasing business             Delaware              1        GSFS INVESTMENT I CORP     100.00%

AMC OF AMERICA LLC          For the purpose of engaging          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (directly or through subsidiary or
                            affiliated companies or both) in
                            any business or activities that
                            may lawfully be angaged in by a
                            limited liability company formed
                            under the Delaware Act.

GS MACRO INVESTMENTS 2006   Formed to facilitate a SALG          US                    1        GOLDMAN SACHS GROUP,       100.00%
LLC                         trading program                                                     INC. (THE

GOLDMAN SACHS (INDIA)       Formed to hold Representative        Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Office in India                                                     INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (CHINA)       Formed to set up Representative      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Offices in Beijing and Shanghai,                                    INC. (THE
                            engaging in liaison activities.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (ASIA) FIN.   Former holding company for Goldman   Delaware              2        GOLDMAN, SACHS & CO.        99.00%
HLDG                        Sachs (Asia) Finance.

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KILLINGHOLME POWER LIMITED  Former operating entity for the      England               1        KILLINGHOLME               100.00%
                            Killingholme Power station.                                         GENERATION LIMITE

GOLDMAN SACHS CANADA        Formerly a 1% general partner of     Alberta               1        GOLDMAN SACHS GROUP,       100.00%
FINANCE I                   Goldman Sachs Canada Finance,                                       INC. (THE
                            L.P.  Now a 1% shareholder of
                            Goldman Sachs Canada Finance Co.
                            entity will be dissolved in the
                            near future.

REP PRS II WTE, L.L.C.      Fountains at Delray Beach            [-]                   1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN, SACHS & CO. OHG    Frankfurt based subsidiary which     Germany               2        GOLDMAN, SACHS & CO.         1.00%
                            provides investment banking                                         FINANZ GM
                            services; German bank; documents
                            must be signed by authorized                                        GOLDMAN SACHS               99.00%
                            persons in Frankfurt; CONSULT WITH                                  (CAYMAN) HOLDING
                            ANDREAS KOERNLEIN FOR PROPER                                                                 ---------
                            SIGNING AUTHORITY.   Approved                                                                  100.00%
                            Person.

ROTHESAY LIFE LIMITED       FSA-regulated Insurance Company      England               1        Rothesay Life              100.00%
                                                                                                (Cayman) Limited

GS Admin Services           Fund Administration                  Nova Scotia           1        GS Admin                   100.00%
(Canada)Co                                                                                      Serv(Canada)Hold LP

Cornwall Investments        Futures & options trading in         Cayman Islands        1        GOLDMAN SACHS (ASIA)       100.00%
Limited                     Korea.  Holds a Foreign Investor                                    FIN. HLDG
                            status in Korea (FINI).Maples &
                            Calder is the agent in Cayman
                            Islands.

PATTERSON CAPITAL           Futures introducing broker.          Illinois              1        GOLDMAN SACHS GROUP,       100.00%
MARKETS, LTD                                                                                    INC. (THE

CDV-1 HOLDING COMPANY       General partner for CDV-1 Holding    Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR,                    Company, L.P.

GS Admin Serv(Canada)Hold   general partner for Goldman Sachs    Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         Administration Services (Canada)                                    L.P.
                            Holdings LP

GSEM DEL INC                General partner for GS Equity        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Market, L.P. (Bermuda).                                             INC. (THE

GOLDMAN SACHS REAL ESTATE   General Partner in Goldman Sachs     New York              1        GOLDMAN SACHS GROUP,       100.00%
FUND                        Mortgage Company                                                    INC. (THE

GOLDMAN SACHS CAPITAL       General Partner of Goldman Sachs     Delaware              1        GS FINANCIAL SERVICES      100.00%
MARKETS,                    Capital Markets, L.P.                                               L.P.

GSMMDPGP INC.               General partner of Goldman Sachs     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Mitsui Marine Derivative Products,                                  INC. (THE
                            L.P.

GOLDMAN, SACHS MGT GP GMBH  General Partner of GS Capital        Germany               1        GOLDMAN, SACHS & CO.       100.00%
                            Partners 2000 GmbH & Co.                                            OHG
                            Beteiligungs KG

GS Risk Advisors, Inc.      General Partner of GS Risk           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Advisors, L.P.                                                      INC. (THE

THE J. ARON CORPORATION     General partner of J. Aron &         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company and J. Aron Holdings L.P.                                   INC. (THE

J. ARON HOLDINGS, L.P.      General partner of J. Aron &         Delaware              2        THE J. ARON                  0.20%
                            Company.                                                            CORPORATION

                                                                                                GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

Liberty Harbor I GP,LLC     General Partner of Liberty Harbor    Delaware              1        GSCS Holdings II, LLC      100.00%
                            Master Fund

MLQ L.L.C                   General partner of MLQ Investors,    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            L.P.                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          General Partner of Strategic         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS, I                 Mortgage Holdings, L. P.                                            INC. (THE

CER Holdings GP             general partner to CER Holdings LP   Cayman Islands        1        GOLDMAN SACHS GLOBAL       100.00%
                                                                                                HOLDINGS

GS Investment Partners GP   General Partner to make nominal      [-]                   1        GS INVESTMENT              100.00%
                            investment in GSIP entities                                         STRATEGIES, LLC

REP SAN REAL ESTATE, L.P.   General partners for REP SAN Real    Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            Estate, LP.                                                         INC. (THE

                                                                                                REP SAN GEN PAR, LLC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

SARATOGA SPRINGS LLC        General partners for the Ayco        Delaware              1        GS AYCO HOLDINGS LLC       100.00%
                            Company LP.

DELMORA BANK GMBH           German Bank holding a portfolio of   Germany               1        ARCHON INTERNATIONAL,      100.00%
                            german non-performing loans and a                                   INC.
                            restricted banking licence

GS STRATEGIC HOLDINGS       Global Business Licence CATEGORY     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
LIMITED                     1. Holding Company for certain PRC
                            investments for ASSG.

GOLDMAN SACHS H&HC          GNMA issuer/servicer and a           New York              2        GOLDMAN SACHS GROUP,        99.00%
FUNDING COM                 non-supervised mortgagee under FHA                                  INC. (THE
                            regulationss to originate, process
                            and service FHA insured mortgages                                   GOLDMAN SACHS H&HC           1.00%
                                                                                                CAPITAL COR
                                                                                                                         ---------
                                                                                                                           100.00%

GSBR Fundo Inv em           GOLDMAN SACHS DO BRASIL BANCO        [-]                   1        G.S. DO BRASIL BANCO       100.00%
Direitos Cr                 MULTIPLO S/A will own 100% of BRFD                                  MULTIPLO,

GS HEDGE FUND STRATEGIES    Goldman Sachs Hedge Fund             Delaware              2        GOLDMAN SACHS GROUP,        99.00%
LLC                         Strategies LLC (formerly Goldman                                    INC. (THE
                            Sachs Princeton LLC) is registered
                            as a Commodity Pool Operator                                        GOLDMAN SACHS ASSET          1.00%
                            (???CPO???) and a Commodity                                         MANAGEMENT
                            Trading Advisor (???CTA???) with                                                             ---------
                            the Commodity Futures Trading                                                                  100.00%
                            Commission (???CFTC???) and is a
                            member of

GSI Fundo Investimento      GOLDMAN SACHS INTERNATIONAL will     [-]                   1        GOLDMAN SACHS              100.00%
                            own 100% of IFIF                                                    INTERNATIONAL

GSCO Fundo Inv em           GOLDMAN, SACHS & CO. will own 100%   [-]                   1        GOLDMAN, SACHS & CO.       100.00%
Direitos Cr                 of (COFD)

BLOSSOM HOLDING III BV      GS European Opportunities Fund BV    Netherlands           1        GS EURO OPP FUND BV        100.00%
                            subsidary for Ihr Platz Investment

GS PENSION MANAGEMENT       GSAM-related vehicle formed to       Cayman Islands        2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     serve as the general partner of                                     INC. (THE
                            Progressive Pension Management LP;
                            also general partner of                                             GOLDMAN SACHS                1.00%
                            Progressive Pension Management II,                                  (CAYMAN) HOLDING
                            LP; Nenpuku is the indirect                                                                  ---------
                            limited partner of both entities                                                               100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS Killingholme Cayman      GSKC III is a new entity that will   Cayman Islands        2        GS KILLINGHOLME              0.01%
Inv III                     be party to cross currency basis                                    CAYMAN INVESME
                            swaps as part of a larger
                            structured deal by the Structured                                   GS Killinghme Caymn         99.99%
                            Investing desk in ESSG.  As per                                     Inv II Ltd
                            the derivative booking policy, any                                                           ---------
                            entity that enters into derivates                                                              100.00%
                            must be set up in books and
                            records. This entity will be
                            formed on the 5th of February.

GSPS INVESTMENTS            GSPS London investment company       England               1        GSPS STRATEGIES CORP       100.00%

GSPS Lotus Limited          GSPS Lotus is set up to hold India   Mauritius             1        GSPS Asia Limited          100.00%
                            principal finance investments.  It
                            is 100% owned by GSPS Asia Limited
                            (0385)

HYOGO WIDE SERVICE CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

MIDORI DATA CO. LTD.        Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%

WAKABA HOKEN DAIKO CO.      Gurantee loan purchased from RCC     Japan                 1        GAC PERSONAL TK            100.00%
LTD.

SLK-HULL DERIVATIVES        History:  1985 Hull Trading          Delaware              1        THE HULL GROUP LLC         100.00%
L.L.C.                      Company, an ILL general
                            partnership is formed; 1995 Hull
                            Trading Company is converted to an
                            ILL LLC; 1998 A decision is made
                            to create a holding company
                            structure;  Broker/Dealer;SEC File
                            No. 8-51552.  The SHD BDW was
                            filed on3

MLQ INVESTORS, L.P.         Hold certain mortgage properties     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            for liquidation.                                                    INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

STRATEGIC MORTGAGE          Hold debt and equity interests in    Delaware              2        GOLDMAN SACHS GROUP,        99.00%
HOLDINGS, L                 a Canadian mortgage broker business                                 INC. (THE

                                                                                                STRATEGIC MORTGAGE           1.00%
                                                                                                HOLDINGS, I
                                                                                                                         ---------
                                                                                                                           100.00%

CMLQ INVESTORS COMPANY      Hold mortgages.  To invest in and    Nova Scotia           2        MLQ L.L.C                    1.00%
                            hold performing Canadian loans.
                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

REP PEB REALTY, LLC         Hold real estate investment          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%

GOLDMAN SACHS (SINGAPORE)   Holder of a Capital Markets          Singapore             1        GOLDMAN SACHS FX           100.00%
PTE.                        Services Licence to advise on                                       (SINGAPORE) P
                            corporate finance, deal in
                            securities, leveraged foreign
                            exchange trading and fund
                            management.

REP DER GEN-PAR, LLC        Holder or REP DER real estate        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            Limited Partnership.

NASU URBANE PROPERTIES      Holding a Japanese Inn               Japan                 1        JLQ LLC                    100.00%
CO., LT                     (Ouan)・Holding Real Estate.

SINGEL COOL TWO             Holding and Finance.  Maison         Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).  To                                     L.P.
                            act as general partner of Gestion
                            d'Actifs Haussmann SCA.

Elevatech Limited           Holding ASSG investments             Hong Kong             1        MLT INVESTMENTS LTD.       100.00%

GS CHINA VENTURE            Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
I(MAURITIUS)                Investment Limited                                                  (MAURITIUS) LIMITE

GS CHINA VENTURE II         Holding Co of Jade Dragon Venture    Mauritius             1        JADE DRAGON                100.00%
(MAURITIUS                  Investment Limited                                                  (MAURITIUS) LIMITE

WEALTH EARNERS LIMITED      Holding company                      British Virgin        1        GS STRATEGIC               100.00%
                                                                 Islands                        INVESTMENTS (ASIA

GSIP Holdco A LLC           holding company                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GSIP Holdco B LLC           holding company                      Delaware              1        GSIP Holdco A LLC          100.00%

GS Holdings Mauritius       holding company                      Mauritius             2        GOLDMAN SACHS (ASIA)        99.00%
Limited                                                                                         FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GS MIDDLE EAST (CAYMAN)     Holding Company                      Cayman Islands        1        GSEM (DEL) HOLDINGS,       100.00%
LTD                                                                                             L.P.

GS BANK USA HOLDINGS LLC    Holding Company (Single Member LL)   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            to hold GS Group Investment in GS                                   INC. (THE
                            Bank USA

DAC HOLDING I, L.L.C        Holding company for 6 other          Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            special purpose partnerships
                            involved inleveraged lease
                            transactions

GS RBD HOLDINGS I CORP      Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS RBD HOLDINGS II CORP     Holding company for a US             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            partnership, which in turn will                                     INC. (THE
                            hold an interest in a new Russian
                            broker/dealer entity.

GS Holdings (Hong Kong)     Holding company for AEJ entities     Hong Kong             1        GS Asia Corporate          100.00%
Ltd                                                                                             Holdings LP

GSAM India Holdings         Holding company for an asset         Mauritius             1        GOLDMAN SACHS ASSET        100.00%
Limited                     management company in India                                         MANAGEMENT

ARCHON INTERNATIONAL, INC.  Holding company for Archon Italy     Delaware              1        GS FINANCIAL SERVICES      100.00%
                            and Archon Germany                                                  L.P.

GS ASIAN VENTURE            Holding company for ASSG entities    Delaware              2        GOLDMAN SACHS GLOBAL        25.00%
(DELAWARE) LL                                                                                   HOLDINGS

                                                                                                GS FINANCIAL SERVICES       75.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

TIGER STRATEGIC             Holding company for ASSG entities    Mauritius             1        GS ASIAN VENTURE           100.00%
INVESTMENTS LT                                                                                  (DELAWARE) LL

PANDA INVESTMENTS LTD.      Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

MLT INVESTMENTS LTD.        Holding company for ASSG entities    Mauritius             1        TIGER STRATEGIC            100.00%
                                                                                                INVESTMENTS LT

GOLDMAN SACHS (UK) L.L.C.   Holding company for CIN Managemenet  Delaware              2        GOLDMAN SACHS (UK)          99.00%
III                                                                                             L.L.C.

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    Holding company for CIN Management   England               1        GOLDMAN SACHS (UK)         100.00%
HOLDI                       which is now inactive                                               L.L.C. III

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
W2005/W2007 Amelia Asset    Holding company for equity           Netherlands           1        ELQ INVESTORS, LTD          50.00%
4 BV                        investment in Goldreef, a South
                            African casino operator.

BEST INVESTMENT             Holding company for Express          Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE) LLC              Securitization Specialty L.L.C.                                     L.P.
                            and Express II Securitization
                            Specialty L.L.C.Holding company
                            for Express Securitization
                            Specialty L.L.C. and Express II
                            Securitization Specialty L.L.C.

GS Admin Serv(Canada)Hold   holding company for Goldman Sachs    Delaware              3        GS Admin                     1.00%
LP                          Administration Services (Canada)                                    Serv(Canada)Hold LLC
                            Co.
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GSEM DEL LLC                Holding company for GS Equity        Delaware              1        GSEM BERMUDA               100.00%
                            Market, L.P. (Bermuda).                                             HOLDINGS, L.P.

GS GLOBAL FUNDING II CO.    Holding company for GS Global        Delaware              2        GOLDMAN SACHS CANADA        23.08%
                            Funding III, Co.Holding company                                     INC.
                            for GS Global Funding III, Co.
                                                                                                GS FINANCIAL SERVICES       76.92%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING III, CO.  Holding company for GS Global        Delaware              1        GS GLOBAL FUNDING II       100.00%
                            Funding IV, LLC                                                     CO.

GSIP Holdco Cayman LTD      Holding Company for GSIP Offshore    [-]                   1        GSEM (DEL) HOLDINGS,       100.00%
                            Fund                                                                L.P.

GS GLOBAL FUNDING           Holding company for Hechshire        Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
(CAYMAN) LLC                Limited.                                                            L.P.

GS HULL HOLDING, INC.       Holding company for Hull             Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS INDIA HOLDINGS           Holding company for investments      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(DELAWARE) L                into India.                                                         INC. (THE

GS INDIA HOLDINGS L.P.      Holding company for investments      Delaware              3        GOLDMAN SACHS GROUP,        74.99%
                            into India.                                                         INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS INDIA HOLDINGS            0.01%
                                                                                                (DELAWARE) L
                                                                                                                         ---------
                                                                                                                           100.00%

GS Pvt Bank Holdings LLC    holding company for Irish bank       Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            structure                                                           INC. (THE

ELQ Holdings (Del) LLC      Holding company for new ESSG         Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                            investing entitiesHolding company                                   INC. (THE
                            for new ESSG investing entities
                                                                                                MLQ L.L.C                   25.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS POWER HOLDINGS LLC       Holding company for power            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            generation assets obtained in the                                   INC. (THE
                            firm's acquisition of Cogentrix
                            Energy, Inc. and National Energy &
                            Gas Transmission, Inc.

GOLDMAN SACHS (ASIA         Holding company for PT Goldman       Delaware              2        GOLDMAN SACHS GLOBAL         1.00%
PACIFIC) L                  Sachs Indonesia.  Entity in joint                                   HOLDINGS
                            operating agreement with
                            Indonesian firm.  Generates                                         GOLDMAN SACHS               99.00%
                            investment banking fee income.                                      (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

SYNFUEL SOLUTIONS           Holding company for Synfuel          Delaware              2        GOLDMAN SACHS GROUP,        99.99%
HOLDINGS LLC                Holdings LLC.                                                       INC. (THE

                                                                                                GS FINANCIAL SERVICES        0.01%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

WESTERN POWER INVESTMENTS   Holding company for Teesside Power   England               1        ELQ INVESTORS, LTD         100.00%
LTD                         Limited

J.ARON (CHINA) HOLDINGS     Holding company for the WFOE set     Delaware              1        GOLDMAN SACHS GLOBAL       100.00%
L.L.C                       up for the commodities business.                                    HOLDINGS

MERCAY CORPORATION          Holding Company for two entitis      Delaware              1        AYCO SERVICES AGENCY,      100.00%
                            that was established to provide                                     L.P.
                            insurance services in particular
                            states.

GS FINANCIAL SERVICES L.P.  Holding company for various          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            entites owned wholly or partially                                   INC. (THE
                            by GS that may incur material
                            amounts of foreign income tax;
                            most entities previously owned by
                            GS Capital Markets, L.P.;

GSCS Holdings II, LLC       Holding Company of  GS Capital       Delaware              1        GSCS Holdings I, LLC       100.00%
                            Strategies LLC

GOLDMAN SACHS (JAPAN) LTD.  Holding company of Goldman Sachs     British Virgin        1        GOLDMAN SACHS GROUP,       100.00%
                            Japan Co., Ltd.                      Islands                        INC. (THE

GS Asia Corporate           Holding company of GS (HK)           Delaware              7        GOLDMAN, SACHS & CO.         1.83%
Holdings LP                 Holdings Ltd which holds major AEJ
                            entities.                                                           GOLDMAN SACHS GROUP,        14.26%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS (ASIA)        13.78%
                                                                                                FIN. HLDG

                                                                                                GOLDMAN SACHS GLOBAL         0.93%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSCS Holdings I, LLC        Holding Company of GSCS Holdings     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            II, LLC which in turn holds GS                                      INC. (THE
                            Capital Strategies LLC

GS COMM ASSET HOL           holding company of non-us            Cayman Islands        1        GS ASIAN VENTURE           100.00%
(CAYMAN)LTD.                investments                                                         (DELAWARE) LL

KILLINGHOLME POWER GROUP    Holding company of the               England               1        GOLDMAN SACHS GROUP        100.00%
LTD                         Killingholme group of companies                                     HOLDINGS (
                            purchased by ESSG.  The group
                            formerly held the Killingholme
                            Power Station before its
                            restructure.

GOLDMAN SACHS GROUP         Holding company.                     England               1        GOLDMAN SACHS (UK)         100.00%
HOLDINGS (                                                                                      L.L.C.

SINGEL COOL ONE             Holding Company.  Maison             Netherlands           1        GS FINANCIAL SERVICES      100.00%
                            (Management structure GAH).                                         L.P.
                            Limited partner of Gestion
                            d'Actifs Haussmann, SCA.

MEP GS Investor (CayCo)     Holding Entity                       Cayman Islands        1        MLQ L.L.C                  100.00%
Ltd

CER HOLDINGS LP             holding entity for CER Investments   Cayman Islands        2        GSEM (DEL) HOLDINGS,        99.00%
                            1 and all further special purpose                                   L.P.
                            vehicles which are incorporated
                            for the business purpose of                                         CER Holdings GP              1.00%
                            holding CERs                                                                                 ---------
                                                                                                                           100.00%

GSPS (DEL) LP               holding entity for GSPS Bermuda      Delaware              2        GSPS STRATEGIES CORP        75.00%
                            Corporation
                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

MARS EQUITY CO., LTD.       Holding equity in SEC.               Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

AR Holdings GK              Holding equity interst.              Japan                 1        MLQ INVESTORS, L.P.        100.00%

C.H. White Flower           Holding GK Frangipani                Japan                 1        AR Holdings GK             100.00%

TORIIZAKA KAIHATSU TK       Holding Hotel assets in Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.59%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK TORIIZAKA KAIHATSU        5.00%
                                                                                                                         ---------
                                                                                                                            47.09%

GK TORIIZAKA KAIHATSU       Holding Hotel Assets in Japan.       Japan                 2        GOLDMAN SACHS REALTY         0.83%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.17%
                                                                                                                         ---------
                                                                                                                           100.00%

ASHITABA CREATION CO. LTD.  Holding laon securely Shinjuku       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            building morgage.                                                   JAPAN COR

PALMWOOD CO., LTD           Holding loans transferred from       Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            PIAJ, and assets purchased from                                     JAPAN COR
                            Hyogin Factor.

GS EURO OPP FUND II LP      Holding Partnership for the          England               1        ELQ INVESTORS, LTD          75.00%
                            European Opportunities Fund II

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ENDEAVOR PRIVATE FUND       Holding RE Trust beneficicary        Japan                 1        MLQ INVESTORS, L.P.        100.00%
CO.LTD                      Interest.

UMEDA KAIHATSU TMK          Holding real estate.                 Japan                 1        MLQ INVESTORS, L.P.        100.00%

GK Blue Square              Holding shares in Fakedelic          Japan                 1        JUPITER INVESTMENT         100.00%
                            Holdings Co., LTd.                                                  CO,. LTD.

PIA Holdings Cayman Tokyo   Holding Shares.                      Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
Bran

GK CRYSTAL INVESTMENT       Holding SPL.                         Japan                 2        GOLDMAN SACHS REALTY         1.00%
                                                                                                JAPAN COR

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOBAL FUNDING UK LTD    Holds a Far East structured          England               1        GOLDMAN SACHS              100.00%
                            finance deal.                                                       INTERNATIONAL

CITRINE INVESTMENT TK       Holds a hotel in Osaka, Japan.       Japan                 3        GOLDMAN SACHS GROUP,        18.98%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                CITRINE INVESTMENT           5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            48.08%

Rainbow Capital SRL         Holds a residential building in      People's              2        GOLDMAN SACHS GROUP,        39.47%
                            Shanghai, China.                     Republic of                    INC. (THE
                                                                 China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

RUBY REALTY TK              Holds commercial buildings in        Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Tokyo, Japan.                                                       INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                RUBY REALTY CO.,LTD.         5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

MINATOMARU HOTEL HOLDINGS   Holds hotels in Narita, Naha and     Japan                 3        GOLDMAN SACHS GROUP,        18.98%
TK                          Chitose, Japan.                                                     INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                MINATOMARU HOTEL             5.00%
                                                                                                HOLDINGS CO.L
                                                                                                                         ---------
                                                                                                                            48.08%

GOLDMAN SACHS GLOBAL        Holds minority interests in          Delaware              2        THE GOLDMAN, SACHS &         1.00%
HOLDINGS                    various subsidiaries                                                CO. L.L.C

                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GS MUNICIPAL PRODUCTS       Holds sponsor certificates issued    Delaware              2        GOLDMAN, SACHS & CO.         1.00%
L.L.C.                      in tender option programs.
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

JAPAN HOTEL `&` RESORT K K  Hotel REIT AM company (Regulated)    Japan                 1        MLQ INVESTORS, L.P.        100.00%

GOLDMAN                     In accordance with law no. 1.194     Monaco                1        GOLDMAN SACHS GROUP        100.00%
SACHS(MONACO)S.A.M.         of 9 July 1997 and Sovereign                                        HOLDINGS (
                            Ordinance no. 13.184 of 16
                            September 1997, as modified, the
                            Minister of State has authorised
                            the company to carry out the
                            following activities:  transfer of
                            orders on the financial markets of
                            s

GS DIVERSIFIED FINANCE      In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
III LLC                     transaction.                                                        L.P.

GS DIVERSIFIED FINANCE V    In connection with Televisa          Delaware              1        GS FINANCIAL SERVICES      100.00%
LLC                         transaction.                                                        L.P.

GS MACRO INVESTMENTS I LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS III    In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS MACRO INVESTMENTS IV     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.                                                        LLC

GS Macro Investments V LLC  In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
                            transaction.                                                        LLC

GS MACRO INVESTMENTS II     In connection with the MEIV          Delaware              1        GS MACRO INVESTMENTS       100.00%
LLC                         transaction.In connection with the                                  LLC
                            MEIV transaction.

DEMAC FINANCIAL SERVICES    Incorporated to provide debt         The Czech             1        MTGLQ INVESTORS, L.P.       91.62%
S.R.O                       servicing and administrative         Republic
                            services for CDV-1, Ltd.'s loan
                            assets.

AYCO SERVICES AGENCY, L.P.  Insurance Agency                     Delaware              2        GS AYCO HOLDINGS LLC         1.00%

                                                                                                THE AYCO COMPANY L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Rothesay Life (Cayman)      Insurance holding company for UK     Cayman Islands        1        Rothesay Life, L.P.        100.00%
Limited                     insurance business

PEARL STREET INSURANCE      Insures specific hazards and         Vermont               1        GOLDMAN SACHS GROUP,       100.00%
COMPANY                     operational risks of the firm.                                      INC. (THE

GOLDMAN SACHS CAPITAL       Interest-rate swaps dealer;          Delaware              2        GS FINANCIAL SERVICES       99.00%
MARKETS,                    non-regulated entity which trades                                   L.P.
                            various fixed income derivative
                            products with customers and                                         GOLDMAN SACHS CAPITAL        1.00%
                            affiliates;                                                         MARKETS,
                                                                                                                         ---------
                                                                                                                           100.00%

BAEKDU INVESTMENTS LIMITED  Intermediate holding company of      Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            ASSG for investments with REPIA.                                    L.P.

GOLDMAN SACHS CANADA INC.   International investment bank and    Ontario               1        GOLDMAN SACHS GROUP,       100.00%
                            Canadian broker/dealer                                              INC. (THE
                            specializing in fixed income
                            products; regulated Broker/Dealer;
                            all officers of the company must
                            be registered as such with the
                            regulator.

SLK GLOBAL MARKETS LTD.     Introduces foreign customer trades   England               1        GS EXECUTION AND           100.00%
                            to Spear, Leeds & Kellogg, LP on a                                  CLEARING, L.P
                            fully-disclosed basis.

EXPRESS SECURITIZATN        Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPECIALTY                                                                                       (DELAWARE) LLC

EXPRESS II SECURITIZATION   Invest in Cho Hung bank deal.        Korea                 1        BEST INVESTMENT            100.00%
SPEC                                                                                            (DELAWARE) LLC

GS STRATEGIC INVESTMENTS    Invest in TK arrangements in Japan   Delaware              1        GS FINANCIAL SERVICES      100.00%
JAPAN                                                                                           L.P.

GS Capital Partners Aurum   Investement in white electronic      Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Hold                        goods company in China, economics                                   INC. (THE
                            will be swapped to GS Capital
                            partners VI Funds

ENDEAVOR PRIVATE FUND TK    Investing in real estate. Change     Japan                 3        GOLDMAN SACHS GROUP,        12.14%
                            from EQPU to Consolidated due to                                    INC. (THE
                            purchase TK interest from 3rd party
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                ENDEAVOR PRIVATE FUND        5.00%
                                                                                                CO.LTD
                                                                                                                         ---------
                                                                                                                            42.14%

GS Inv Strategies Canada    Investment Advisory for Liberty      Canada                1        GOLDMAN SACHS GROUP,       100.00%
Inc                         Harbour funds                                                       INC. (THE

GOLDMAN SACHS JAPAN CO.,    Investment bank and securities       Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
LTD.                        business.                                                           LTD.

GOLDMAN SACHS               Investment banking activities;       Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHERLANDS) B.            fixed income trader.  Executes,                                     INC. (THE
                            clears and carries all types of
                            futures transactions on the MATIF
                            for affiliated entities.

GS PARIS                    Investment banking activities;       France                2        GOLDMAN, SACHS & CO.        99.00%
                            fixed income trader.  Executes,
                            clears and carries all types of                                     GOLDMAN SACHS GLOBAL         1.00%
                            futures transactions on the MATIF                                   HOLDINGS
                            for affiliated entities.                                                                     ---------
                                                                                                                           100.00%

DUNVEGAN INVESTMENTS, LTD   Investment company (dormant).        Cayman Islands        1        GOLDMAN SACHS              100.00%
                                                                                                HOLDINGS (U.K.)

PERCIER FINANCE SAS         Investment company.                  France                1        ELQ INVESTORS, LTD          90.00%

GS DIRECT MEZZANINE 2006,   Investment fund                      Delaware              1        GOLDMAN SACHS GROUP,        90.40%
L.P.                                                                                            INC. (THE

GS MEZZANINE PARTNERS 2006  Investment Fund                      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GLOBAL TECHNOLOGIES         Investment Holding                   British Virgin        1        MLT INVESTMENTS LTD.       100.00%
INTERNATIO                                                       Islands

Goldman Sachs (HK) Co.      Investment holding                   Hong Kong             1        GS Holdings (Hong          100.00%
Ltd.                                                                                            Kong) Ltd

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Goldman Sachs (HK) Funding  Investment holding - subscribing     Hong Kong             2        Goldman Sachs (HK)           5.00%
                            for a bond to invest in US                                          Co. Ltd.
                            treasuries
                                                                                                GS Killingholme             95.00%
                                                                                                Cayman Inv III
                                                                                                                         ---------
                                                                                                                           100.00%

EXCHANGE REALTY SRL         Investment holding company formed    Barbados              2        GOLDMAN SACHS GROUP,        39.47%
                            for the purpose of investing in                                     INC. (THE
                            real estate in China
                                                                                                BAEKDU INVESTMENTS          60.53%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

Oxley Investments B.V.      Investment holding for ASSG          [-]                   1        GS ASIAN VENTURE           100.00%
                            Indonesian investments.  It is                                      (DELAWARE) LL
                            100% owned by GS Asian Venture
                            (Delaware) L.L.C. (0191).

GS RE Investments           Investment holding for real estate   Cayman Islands        1        GS ASIAN VENTURE           100.00%
Holdings Ltd                investments.                                                        (DELAWARE) LL

GS Direct Pharma Limited    investment in pharmaceutical         Mauritius             1        GS Direct, L.L.C.          100.00%
                            company in China

WWD Topaz Investment        Investment in Vatika Group, a        Mauritius             1        WWD Investment             100.00%
Limited                     Gurgaon (India) based real estate                                   Holdings Ltd
                            developer

LFG Holdings L.L.C.         Investment is a market data base     Delaware              1        GSUIG, LLC                 100.00%
                            and marketing consulting firm
                            based in Miami

GS ASSET MANAGEMENT CO.,    Investment management of             Japan                 2        GOLDMAN SACHS GROUP,         1.00%
LTD                         securities investment trusts;                                       INC. (THE
                            discretionary and
                            non-discretionary investment                                        GOLDMAN SACHS ASSET         99.00%
                            advisory business since 4/1/02.                                     MANAGEMENT
                            Established in connection with                                                               ---------
                            obtaining a mutual fund license in                                                             100.00%
                            Japan.Limited license to engage in
                            offering of offshor

GS Capital Partners Auto    Investment vehicle for Fuyao Auto    Mauritius             1        GOLDMAN SACHS GROUP,       100.00%
Glass                       Glass.                                                              INC. (THE

GSCP VI Employee Fund LP    Investment vehicle for gS            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            employees investing in GS Cap                                       INC. (THE
                            Partners VI

GS HONY HOLDINGS I LTD      Investment vehicle for Hony          Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Capital III Investment vehicle for                                  (DELAWARE) LL
                            Hony Capital III

GS HONY HOLDINGS II LTD     Investment vehicle for the firm's    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            interest in Hony Capital fund III                                   (DELAWARE) LL
                            LP

GSUIG, LLC                  investment vehicle for UIG           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

BEIJING DE SHANG VENTURE    Investor in Beijing Gao Hua          People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

GS GLOBAL FUNDING IV, LLC   Investor in preferred securities.    Delaware              1        GS GLOBAL FUNDING          100.00%
                                                                                                III, CO.

GS GLOBAL INVESTMENTS CO.   Investor in preferred securities.    Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

MTGLQ INVESTORS, L.P.       Investor in various real estate      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            transactions                                                        INC. (THE

                                                                                                MLQ L.L.C                    1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

BEIJING GAO WANG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

BEIJING HOU FENG VENTURE    Invests in Beijing Gao Hua           People's              1        GOLDMAN SACHS (ASIA)       100.00%
CCL                         Securities Company Limited.          Republic of                    FIN. HLDG
                                                                 China

RIO TOCURUI CLA S.DE        Invests in non-performing loan       Brazil                1        MTGLQ INVESTORS, L.P.      100.00%
CREDITOS                    portfolios in Brazil.

R&G CO., LTD                Invests in non-performing loans.     Japan                 2        GOLDMAN SACHS REALTY        98.33%
                                                                                                JAPAN COR

                                                                                                JLQ LLC                      1.67%
                                                                                                                         ---------
                                                                                                                           100.00%

MG PARTNERS TK              Invests in real estate.              Japan                 2        MG PARTNERS CO LTD.          5.00%

                                                                                                KIRI (DELAWARE) LLC         75.00%
                                                                                                                         ---------
                                                                                                                            80.00%

GS KILLINGHOLME CAYMAN      Is a part of the structured          Cayman Islands        1        KILLINGHOLME POWER         100.00%
INVESME                     investing trade and will enter                                      LIMITED
                            into Swaps.

GOLDMAN SACHS CANADA        Issues commercial paper in Canada    Nova Scotia           2        GOLDMAN SACHS GROUP,        99.00%
FINANCE C                   and lends the proceeds to                                           INC. (THE
                            regulated and unregulated GS
                            affiliates in Canada.                                               GOLDMAN SACHS CANADA         1.00%
                                                                                                FINANCE I
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING OPPORTUNITIES    Issuing shares and effecting         Delaware              1        GS FINANCIAL SERVICES      100.00%
II                          transfers, making distributions,                                    L.P.
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding II transaction document.

GS FUNDING OPPORTUNITY      Issuing shares and effecting         Delaware              1        GS FUNDING                 100.00%
                            transfers, making distributions,                                    OPPORTUNITIES II
                            entering into and performing its
                            obligations, and exercising and
                            enforcing its rights under each GS
                            Funding transaction document.

GREEN MOUNTAIN ONE TK       It has been set up jointly with      Japan                 2        GREEN MOUNTAIN ONE           5.00%
                            Dandelion Investmenst YK                                            CO.,LTD.
                            ("Dandelion") and Mizuho Security,
                            a third party, to acquire                                           DANDELION INVESTMENTS       55.00%
                            nonperforming loans from                                            TK
                            LindenWood, an existing SPC of the                                                           ---------
                            ASSG business.                                                                                  60.00%

PMF-1 (BES III)             It is not a true legal entity. PMF   United Kingdom        1        ELQ INVESTORS, LTD         100.00%
                            1 (2403) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2398
                            has been set up to facilitate this.

PMF-2 (BES III), LTD        It is not a true legal entity. PMF   United Kingdom        1        GS EURO OPP FUND BV        100.00%
                            2 (2404) has a non  performing
                            porfolio for which the desk needs
                            separate reporting and entity 2399
                            has been set up to facilitate this.

GS Direct, L.L.C.           It is wholly owned by GS Group,      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Inc. and this entity will be used                                   INC. (THE
                            to make investments.

BRENTA REAL ESTATE SRL      Italian Co., to purchase , sell      Italy                 1        ELQ INVESTORS, LTD         100.00%
                            exchange , build and manage
                            properties

J-Aron Fundo Investimento   J. ARON & COMPANY will own 100% of   [-]                   1        J. ARON & COMPANY          100.00%
                            JFIF

GSJC MASTER LESSEE LLC      Jersey City Property                 Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
M B ACQUISITIONS BV         Joint venture company for the Mont   Netherlands           1        ELQ INVESTORS, LTD          50.00%
                            Blanc non-performing loan portfolio

MADISON/SPEC SITUATIONS     Joint venture partner to purchase    Delaware              1        SSIG                       100.00%
VALUE                       small bankrupcy trade clients.

Just Options LLC            Just Options is a joint venture      Delaware              1        GS EXECUTION AND           100.00%
                            between Peak 6 and GSEC where we                                    CLEARING, L.P
                            are currently taking a majority
                            share in the company's net losses.
                            Accounting Policy is mandating
                            that we treat this as a
                            consolidating VIE until the
                            situation changes.

EXCELLENT EQUITY TK         Kamata kosan ( Residential);         Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Excellent to purchase 2 retail                                      INC. (THE
                            store buildings , 1 hotel plus
                            parking area ( land), 1 residential                                 GS STRATEGIC                25.00%
                            and 5 lands                                                         INVESTMENTS JAPAN

                                                                                                EXCELLENT EQUITY             5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            49.57%

GSAM KOREA LIMITED          Korea asset management business      Korea                 1        GOLDMAN SACHS ASSET        100.00%
                                                                                                MANAGEMENT

Beeston Investments         Korea futures & options trading.     Cayman Islands        1        GOLDMAN SACHS (ASIA        100.00%
Limited                     Holds a Foreign Investor status in                                  PACIFIC) L
                            Korea (FINI).Maples & Calder is
                            the Cayman Islands agent.

Blue Lotus Limited          Korea Principal Finance business     Ireland               1        GS ASIAN VENTURE           100.00%
                            for the Asia GSPS desk                                              (DELAWARE) LL

GSJC LAND LLC               Land owner for construction          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            project in Jersey City.                                             INC. (THE

GSJC 50 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

GSJC 30 HUDSON URBAN        Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
RENEWAL L                   construction project in Jersey                                      INC. (THE
                            City.

MLK DRIVE URBAN RENEWAL     Lessee and construction agent for    New Jersey            1        GOLDMAN SACHS GROUP,       100.00%
LLC                         construction project in Jersey                                      INC. (THE
                            City.

GOLDMAN SACHS               Licensed bank in the U.K. performs   England               1        GOLDMAN SACHS GROUP        100.00%
INTERNATIONAL BA            foreign currency option and swap                                    HOLDINGS (
                            trading and is a deposit-taking
                            institution

Goldman Sachs               Licensed bank in the U.K. performs   United Kingdom        1        GOLDMAN SACHS              100.00%
International Ba            foreign currency option and swap                                    INTERNATIONAL BA
                            trading and is a deposit-taking
                            institution

ARROW REINSURANCE           Licensed insurance company to act    Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
                            as a "transformer" between                                          INC. (THE
                            traditional insurance and
                            reinsurance markets and the
                            capital markets.  Holds casualty
                            bond positions.

ARROW CORP MEMBER           Licensed insurance entity that       Delaware              2        GOLDMAN SACHS GROUP,        75.00%
HOLDINGS LLC                facilitates the life settlements                                    INC. (THE
                            agency business,including the
                            premium finance business.                                           GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS RISK          Licensed re-Insurance intermediary   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
ADVISORS, L                 in NY that can act as re-insurance                                  INC. (THE
                            broker; licensed re-insurance
                            broker in CT.                                                       GS Risk Advisors, Inc.       1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

LONGMORE CAPITAL, LLC       life settlement companylife          Delaware              1        GS RE Holdings Inc.        100.00%
                            settlement company

MEP GS INVESTOR L.P.        Limited Partner in an Investment     United Kingdom        2        GOLDMAN SACHS GLOBAL         1.00%
                            Fund                                                                HOLDINGS

                                                                                                MTGLQ INVESTORS, L.P.       99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Litton Loan Servicing LP    Litton Loan Servicing LP, a          [-]                   2        Litton Mortgage             99.99%
                            Delaware limited partnership, is                                    Servicing LLC
                            approved to service mortgage
                            loans.  The entity is licensed to                                   Litton Cons & Corp LLC       0.01%
                            conduct business in variuous                                                                 ---------
                            states and subject to regulation                                                               100.00%
                            and examination by various
                            agencies and certain states.

GS CREDIT PARTNERS          Loan trading; Money lender           Japan                 1        GOLDMAN SACHS REALTY       100.00%
(JAPAN), LT                 license; License No: Tokyo                                          JAPAN COR
                            (3)No.22615

GS SPEC. LENDING CLO-I LTD  loans to middle market companies     Cayman Islands        1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDING I

J. ARON & COMPANY (U.K.)    London based dealer in base metal,   England               2        GOLDMAN SACHS               99.00%
                            petroleum, oil and coffee/cocoa in                                  HOLDINGS (U.K.)
                            the spot and forward markets;
                            commodities dealer in London                                        GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ASSET MGMT    London-based provider of asset       England               2        GOLDMAN SACHS               99.00%
INT'L                       management and investment advisory                                  HOLDINGS (U.K.)
                            services, covering European and
                            other international asset classes.                                  GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

Arrow Capital Risk          Maintains Insurance Broker's         Bermuda               1        GOLDMAN SACHS RISK         100.00%
Services Li                 license in Bermuda, effective                                       ADVISORS, L
                            3/27/98; reinsurance intermediary
                            that can act as reinsurance broker.

TEIBOW HOLDINGS, CO., LTD.  Making and selling Stationery        Japan                 1        JUPITER INVESTMENT         100.00%
                                                                                                CO,. LTD.

TK Universal Hotel          Management company related to        Japan                 3        GOLDMAN SACHS GROUP,        18.98%
Management                  Citrine deal                                                        INC. (THE

                                                                                                GS STRATEGIC                24.10%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Universal Hotel           5.00%
                                                                                                Management
                                                                                                                         ---------
                                                                                                                            48.08%

ARCHON HOSPITALITY CO, LTD  Management of Hotels                 Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

OMACHI ONSEN KAIHATSU CO,   Management of Ryokan.(Japannese      Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD.                        Hotel).Management of                                                JAPAN COR
                            Ryokan.(Japannese Hotel).

THE GOLDMAN, SACHS & CO.    Managing General partner of          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C                       Goldman, Sachs & Co.                                                INC. (THE

GOLDMAN, SACHS & CO.        Managing general partner of          Germany               1        GOLDMAN SACHS GROUP,       100.00%
FINANZ GM                   Goldman, Sachs & Co. oHG, a German                                  INC. (THE
                            general partnership; non regulated

Taurus Leasing Co. Ltd      Master lessee of KK Taurus Realty    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS ACA,LLC                  Member in Agricultural Company of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            America Holdings LLC, a joint                                       INC. (THE
                            venture with Duquesne Partners to
                            invest in agricultural (farm)
                            real estate

RIO PARANA CLA SECUR DE     Merged survivor of Rio Potiguar      BRAZIL                2        MTGLQ INVESTORS, L.P.       99.99%
CREDIT                      Companhia Securitizadora de
                            Creditos Financeiros and this                                       GS FINANCIAL SERVICES        0.01%
                            entity.                                                             L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS MEXICO        Mexican Broker-Dealer; Group Inc.    Mexico                2        GOLDMAN SACHS GROUP,        99.99%
CASA DE B                   owns 43,995,599 shares; Global                                      INC. (THE
                            Holdings owns 4,400 shares; as of
                            10/30/01 no longer Approved                                         GOLDMAN SACHS GLOBAL         0.01%
                            Person and will not actively                                        HOLDINGS
                            engage in the securities or                                                                  ---------
                            advisory business                                                                              100.00%

DANDELION INVESTMENTS       Mizuho JV (TK contributor to         Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD.                    Green Mountain One)                                                 JAPAN COR

GOLDMAN SACHS CREDIT        nation and syndication of            Bermuda               2        GSCP (DEL) INC.             99.90%
PARTNERS                    commercial loans as well the
                            secondary trading of such                                           GSCP (DEL) LLC.              0.10%
                            loans.Inventory and trade lesser                                                             ---------
                            developed country debt and senior                                                              100.00%
                            bank debt; to invest in
                            assignments and participations in
                            certain bank debt, debt of other
                            lenders and anyo

Bridgewater ODC, LLC        New entity to house a new US data    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            center property                                                     INC. (THE

GOLDMAN, SACHS & CO.        Nominee Company for Rhein-Donau      Germany               1        GOLDMAN, SACHS & CO.       100.00%
VERWALTUNGS G               Capital Partners Fund and GS                                        OHG
                            Capital Partners II and III
                            (Germany) C.L.P.

CL INVESTMENTS LIMITED      Non-regulated Cayman Island based    Cayman                1        GOLDMAN SACHS GROUP,       100.00%
                            entity established to invest in      Islands                        INC. (THE
                            an unaffiliated entity which
                            holds a consumer loan portfolio;
                            contribute equity to a trust
                            which will hold ITT receivables

EURO-SPLITTER B.V.          Non-regulated Dutch entity           Netherlands           1        J. ARON & COMPANY          100.00%
                            established to invest in a           Antilles
                            condensate splitter.

GOLDMAN SACHS FX            Non-regulated entity which is a      Singapore             1        GS Holdings (Hong Kong)    100.00%
(SINGAPORE) P               holding company and deals in                                        Ltd
                            foreign exchange and derivative
                            contracts

J. ARON & COMPANY           Non-regulated entity which trades    Singapore             1        GOLDMAN SACHS FX           100.00%
(SINGAPORE)                 in physical oil and oil-related                                     (SINGAPORE) P
                            derivative contracts

GOLDMAN SACHS SERVICES      Non-regulated entity; employer of    British               1        GOLDMAN, SACHS & CO.       100.00%
LIMITED                     certain London office personnel      Virgin
                                                                 Islands

GOLDMAN, SACHS & CO.        Non-regulated Frankfurt based        Germany               1        GOLDMAN SACHS GROUP,       100.00%
WERTPAPIE                   entity which issues warrants and                                    INC. (THE
                            purchases offsetting OTC options
                            in the fixed income, eqity,
                            commodity and currency markets.

GOLDMAN SACHS (CAYMAN)      Non-regulated holding company and    Cayman                2        GOLDMAN SACHS GROUP,        97.00%
HOLDING                     General Partner of Goldman Sachs     Islands                        INC. (THE
                            & Co. OHG; parent of The Goldman
                            Sachs (Cayman) Trust Limited                                        GOLDMAN SACHS GLOBAL         3.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (UK) L.L.C.   Non-regulated holding company for    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Goldman Sachs Overseas Limited;                                     INC. (THE
                            established to achieve tax
                            efficiencies within UK group;

GOLDMAN SACHS OVERSEAS      Non-regulated Paris based entity     Delaware              2        GOLDMAN SACHS GROUP,        99.00%
FINANCE                     formed to issue a $1.5 billion                                      INC. (THE
                            French France Note; finance
                            Company;                                                            Goldman Sachs (France)       1.00%
                                                                                                Finance
                                                                                                                         ---------
                                                                                                                           100.00%

FLEET TRADE & TRANSPORT     Non-regulated petroleum shipping     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
(USA)                       entity;                                                             INC. (THE

GOLDMAN SACHS HOLDINGS      Non-regulated tax efficient          England               1        GOLDMAN SACHS GROUP        100.00%
(U.K.)                      holding company for U.K.                                            HOLDINGS (
                            pass-through entities

GOLDMAN SACHS PROPERTY      Non-regulated UK based entity        England               1        GOLDMAN SACHS GROUP,       100.00%
MGMT LI                     which holds the leasehold                                           INC. (THE
                            improvements for Peterborough
                            Court and incurs all expenses for
                            operating the building; branch in
                            Paris;

GS GLOBAL COMMODITIES       Oil and Gas commodity operating      Nova Scotia           1        GS GLOB                    100.00%
(CANADA)C                   entity                                                              COMMODITIES(CAN)HOLDIN

FLEET TRADE & TRANSPORT     Oil shipping and transporting;       England               1        GOLDMAN SACHS GROUP        100.00%
LIMITE                      non-regulated London based                                          HOLDINGS (
                            petroleum shipping entity;

GS HEADQUARTERS LLC         Operating entity for Site 26         Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                                                                                                INC. (THE

                                                                                                SITE 26 HOLDINGS INC         0.20%
                                                                                                                         ---------
                                                                                                                           100.00%

YELLOW ACQUISITION LTD      Opportunities Fund SPV to hold       England               1        GS EURO OPP FUND BV        100.00%
                            Yellow NPL Portfolio

LONGMORE CREDIT             originate and service Life           Delaware              1        GS RE Holdings Inc.        100.00%
SERVICES, LLC               Finance business

GS SPECIALTY LENDING        Originates (or purchases) loans      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS                    made to middle market borrowers                                     INC. (THE
                            that cannot sufficiently access
                            the market through traditional
                            senior bank debt lenders.

GOLDMAN SACHS H&HC          Originates and services FHA          New York              1        GOLDMAN SACHS GROUP,       100.00%
CAPITAL COR                 insured mortgages; General                                          INC. (THE
                            Partner in Goldman Sachs Housing
                            and Health Care Funding Company

G.S. FINANCIAL MARKETS,     OTC derivatives dealer (also         Delaware              1        GOLDMAN SACHS GROUP,       100.00%
L.L.C.                      commonly known as BD Lite).  It                                     INC. (THE
                            currently engages in OTC options
                            on the S&P 500 Index.

BROKER DEALER LITE 1        OTC Derivatives Dealer;              Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            broker/dealer; SEC File No.                                         INC. (THE
                            8-51753
                                                                                                G.S. FINANCIAL MARKETS,      1.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
ARROW CAPITAL REINSURANCE   ow Capital Risk Services             Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
CO.,                        Limited).will be the risk taking                                    INC. (THE
                            entity for our property
                            catastrophe reinsurance
                            business.  Arrow Capital Re will
                            not have any employees.  All
                            reinsurance professionals
                            supporting the business will be
                            employees of GS Risk Advisors

FUNABIKI CO., LTD.          Owner of Hotel.                      Japan                 1        AR Holdings GK             100.00%

REP LKS Realty, LLC         Ownership and investment in          Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            office property known as                                            INC. (THE
                            Lakeside Atrium,  located in
                            Santa Clara, CA

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              3        GS GLOB                      1.00%
HOLDIN                      Canadian entity which will                                          COMMODITIES(CAN)HOLDIN
                            conduct the firms Canadian
                            commodities business.                                               GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS

                                                                                                GS FINANCIAL SERVICES       74.00%
                                                                                                L.P.
                                                                                                                         ---------
                                                                                                                           100.00%

GS GLOB COMMODITIES(CAN)    Ownership of a newly formed          Delaware              1        GS FINANCIAL SERVICES      100.00%
HOLDIN                      Canadian entity which will                                          L.P.
                            conduct the firms Canadian
                            commodities business.

REP PRS II FTB, L.L.C.      Ownership of Fountains at Delray     Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Beach Apartment Homes                                               INC. (THE

HAMBRE INC                  Owns and leases its employees to     New York              1        GS AYCO HOLDINGS LLC       100.00%
                            the Ayco Company LP and to The
                            Ayco Services Agency LP (monthly
                            mgmt charge between the entities
                            for compensation and benefits
                            related to its employees).

ASTORIA INVESTMENT          Owns approximately 18.6% of the      None                  1        GS Holdings Mauritius      100.00%
VENTURES, I                 ERP shares issued by a                                              Limited
                            Philippine metro operating
                            company.

KAWASAKI HOLDINGS TK        Owns hotel assets in Japan.          Japan                 3        GOLDMAN SACHS GROUP,        11.53%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                23.50%
                                                                                                INVESTMENTS JAPAN

                                                                                                KAWASAKI HOLDINGS            5.00%
                                                                                                CO.LTD.
                                                                                                                         ---------
                                                                                                                            40.03%

ASAMA ONSEN KAIHATSU CO.,   Owns two hot-spring hotels in        Japan                 1        GOLDMAN SACHS REALTY       100.00%
LTD                         Japan.                                                              JAPAN COR

GS MEHETIA PARTNERSHIP LP   Parent company of GS Mehetia         Delaware              2        GS MEHETIA CORP              1.00%
                            Holdings Inc.
                                                                                                GS MEHETIA LLC              99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

MEHETIA HOLDINGS INC        Parent company of Luge LLC,          Delaware              3        GS MEHETIA CORP             20.00%
                            Mehetia Inc and Carrera2 LLC
                                                                                                GS MEHETIA LLC              50.00%

                                                                                                GS MEHETIA PARTNERSHIP      30.00%
                                                                                                LP
                                                                                                                         ---------
                                                                                                                           100.00%

GS MEHETIA LLC              Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings Inc.                                                       INC. (THE

GS MEHETIA CORP             Parent company of Mehetia            Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Holdings, Inc. and GS Mehetia                                       INC. (THE
                            Partnership LP.

GS AYCO HOLDINGS LLC        Parent company to The Ayco           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Company, LP, Saratoga Springs,                                      INC. (THE
                            LLC, also is a General Partner
                            for the Ayco Services Agency LP.

GS WIND POWER II LLC        Part of a wind energy project.       Delaware              1        GSFS INVESTMENT I CORP     100.00%

GS WIND LLC                 Part of a wind energy project.       Delaware              1        GS FINANCIAL SERVICES      100.00%
                                                                                                L.P.

Amagansett FX               Part of structured investing         United                1        GS FINANCIAL SERVICES      100.00%
                            trade which will enter into          Kingdom                        L.P.
                            contracts and options

GS LONGPORT INVESTMENT      Part of structured transaction       Delaware              1        LAFFITTE PARTICIPATION     100.00%
CORPORA                     with BNP Paribas.                                                   12

GS OCEANSIDE INVESTMENTS    Part of structured transaction       Delaware              1        GS LONGPORT INVESTMENT     100.00%
LLC                         with BNP Paribas.                                                   CORPORA

GSFS PRINCIPAL STRATEGIES   part of the Killingholme             Cayman                1        GS FINANCIAL SERVICES      100.00%
                            restructure in the AmSSG business    Islands                        L.P.

AMERICAN GAS ROYALTY        Part of the VPP Dominion             Delaware              1        GOLDMAN, SACHS & CO.       100.00%
TRUST                       Transaction.

SITE 26 HOLDINGS INC        Partial Owner of GS Headquarter      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            LLC                                                                 INC. (THE

GS DIVERSIFIED INVESTMENTS  Participate in PBL structured        Delaware              1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.                                              LLC

GS DIVERSIFIED HOLDINGS     Participate in PBL structured        Cayman                1        GS DIVERSIFIED FUNDING     100.00%
LTD                         financing transaction.               Islands                        LLC

GS DIVERSIFIED FUNDING      Participate in PBL structured        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
LLC                         financing transaction.                                              INC. (THE

WYNDHAM INVESTMENTS I       Participate in PBL structured        Cayman                2        GS FINANCIAL SERVICES       86.67%
LTD                         financing transaction.               Islands                        L.P.

                                                                                                GS DIVERSIFIED FUNDING      13.33%
                                                                                                LLC
                                                                                                                         ---------
                                                                                                                           100.00%

WYNDHAM INVESTMENTS II      Participate in PBL structured        Cayman                1        WYNDHAM INVESTMENTS I      100.00%
LTD                         financing transaction.               Islands                        LTD

FAIRWAY RESOURCES L.P.      Partnership focused on oil and       United                1        MTGLQ INVESTORS, L.P.      100.00%
                            gas production and ownership of      States
                            lease acreage.

GS RBD HOLDINGS,L.P.        Partnership will hold an equity      Delaware              2        GS RBD HOLDINGS I CORP      99.00%
                            interest in a new Russian
                            broker/dealer entity.                                               GS RBD HOLDINGS II CORP      1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

KIRI (DELAWARE) LLC         Pass-through entity used in          Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            connection with TK investing                                        FIN. HLDG
                            structures.

GK Arisugawa Finance        PFS Deal                             Japan                 1        AR Holdings GK             100.00%

GOLDMAN SACHS S.G.R.        Portfolio management company         Italy                 2        GOLDMAN SACHS HOLDINGS       1.00%
S.P.A                                                                                           (U.K.)

                                                                                                GOLDMAN SACHS (UK)          99.00%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRATEGIC INVESTMENTS    Potentially holding ASSG             Delaware              2        EUSTON ENTERPRISES LTD      50.00%
(DELA                       positions
                                                                                                FAIRWAY ENTERPRISES LTD     50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Fantasia (Cayman) Ltd       Pre-IPO investment in China. The     Cayman                2        GOLDMAN SACHS GROUP,        13.49%
                            deal entails investment in           Islands                        INC. (THE
                            Equity and debt of real estate
                            developer with most projects in                                     GS RE Investments           53.33%
                            Shenzhen and Chengdu.                                               Holdings Ltd
                                                                                                                         ---------
                                                                                                                            66.83%

Longmore Credit LLC         premium finance company              Delaware              1        GS RE Holdings Inc.        100.00%

TRIUMPH INVESTMENTS         Primarily established to hold        Ireland               1        BEST II                    100.00%
(IRELAND)                   ASSG positions in Korean assets.                                    INVESTMENTS(DELAWARE)L

TRIUMPH II INVESTMENT       Primarily established to hold        Ireland               1        GS ASIAN VENTURE           100.00%
(IRELAND                    ASSG positions in Korean assets.                                    (DELAWARE) LL

BEST II INVESTMENTS         Primarily established to hold        Delaware              1        GS FINANCIAL SERVICES      100.00%
(DELAWARE)L                 investments in Triumph                                              L.P.
                            Investments (Ireland) Limited
                            and Triumph III Investments
                            (Ireland) Limited.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRATEGIC INVESTMENTS    Primarily established to hold        Delaware              1        MLT INVESTMENTS LTD.       100.00%
(ASIA                       private equity positions of ASSG

RESTAMOVE IRELAND LIMITED   Primarily established to hold        Ireland               1        GS FINANCIAL SERVICES      100.00%
                            proprietary positions in Korean                                     L.P.
                            and AustraliaN assets.  Trading
                            activity will be limited to
                            affiliates and Korean
                            broker/dealers.

MADISON/SPEC SITUATIONS     Primarily in the business of         Delaware              1        SSIG                       100.00%
VALUE                       buying bankruptcy trade claims

GS EURO STRATEGIC INV GRP   Primarily invests in non             Netherlands           1        GS EURO OPP FUND BV        100.00%
BV                          investment grade or distressed
                            securities and loans of European
                            companies.

GS EUROPEAN PERFORMANCE     Primarily invests in senior bank     Ireland               2        GOLDMAN SACHS GROUP,       100.00%
FUND                        loans of European companies and                                     INC. (THE
                            related activities.
                                                                                                GOLDMAN SACHS GROUP              0
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS EUROPEAN OPPORTUNITY     Primary activity is to provide       Cayman Islands        1        MTGLQ INVESTORS, L.P.       75.00%
FUND,                       subordinated debt to the various
                            Opportunities Fund entities. Note
                            that this Cayman L.P. was formed
                            to replace the existing Delaware
                            L.P. of the same name which was
                            disolved on 28/12/04.

Money Partners Financial    Principal business of NEWCO is to    [-]                   1        GOLDMAN SACHS GROUP        100.00%
CoLtd                       act as subparticipant for loans                                     HOLDINGS (
                            originated by GSIB Milan Branch
                            and the secondary trading of such
                            loans.

Dhoni Cayman Ltd            Private equity vehicle for GS to     Cayman Islands        2        Dhoni Cayman Holding        99.00%
Partnership                 invest in Urban Infrastructure                                      Ltd
                            Real Estate Investment Fund
                            managed by Urban Infrastructure                                     Dhoni Cayman GP Ltd          1.00%
                            Capital Advisors.Private equity                                                              ---------
                            vehicle for GS to invest in Urban                                                              100.00%
                            Infrastructure Real Estate
                            Investment Fund  managed by Urban
                            Inf

FLEET PROPERTIES            Property company incorporated in     Portugal              2        ELQ INVESTORS, LTD          99.00%
                            Portugual for the purpose of
                            participating in the public                                         MTGLQ INVESTORS, L.P.        1.00%
                            auctions of properties held as                                                               ---------
                            collateral for the NPL portfolios                                                              100.00%
                            held by PMF-2, Ltd

Savu Properties PTE. Ltd.   Property management.                 Singapore             2        GOLDMAN SACHS GROUP,        20.23%
                                                                                                INC. (THE

                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            50.23%

GS MAURITIUS I              Proprietary trading and inter        Mauritius             1        GS FINANCIAL SERVICES      100.00%
                            company otc derivatives - special                                   L.P.
                            purpose vehicle formed to deal
                            proprietarily in Indian shares -
                            no client relationships -
                            unregulated.  Established to
                            engage in trading in financial
                            products including equity
                            securities in I

GOLDMAN SACHS GROUP Y       Provide assets and services to       Mexico                2        GOLDMAN SACHS GROUP,        99.00%
COMPANIA                    Goldman Sachs Mexico Casa de                                        INC. (THE
                            Bolsa, S.A. de C.V.  in Mexico
                            City, or others as deemed                                           GOLDMAN SACHS GLOBAL         1.00%
                            appropriate.                                                        HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

ARCHON GROUP ITALIA S.R.L   Provides consulting services         Italy                 1        ARCHON INTERNATIONAL,      100.00%
                            relating to assignment,                                             INC.
                            acquisition, evaluation and
                            management of immovable assets
                            and/or assignment & management of
                            credits.

THE AYCO COMPANY L.P.       Provides financial counseling to     Delaware              2        GS AYCO HOLDINGS LLC        99.00%
                            individuals employed by
                            corporations.                                                       SARATOGA SPRINGS LLC         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS REALTY        Provides liaison services and        Japan                 1        MLQ INVESTORS, L.P.        100.00%
JAPAN COR                   other activities with respect to
                            real estate loans, transactions in
                            or outside of Japan, holds leases
                            for Japan based entities, and
                            Japanese real estate agent
                            services.

ARCHON GROUP FRANCE S.A.S   Provides real estate loan and        France                2        SINGEL COOL ONE             99.98%
                            property asset management as well
                            as underwriting services.                                           SINGEL COOL TWO              0.02%
                                                                                                                         ---------
                                                                                                                           100.00%

WILLIAM STREET FUNDING      Provides sources of liquidity for    Delaware              1        WILLIAM STREET EQUITY      100.00%
                            potential funding of commitments
                            initiated in William Street
                            Commitment Corporation.

NATIONAL HEALTHCARE         Provides temporary nurse staffing    Florida               1        GOLDMAN SACHS GROUP,       100.00%
STAFFING,                   to medical institutions.                                            INC. (THE

GS Admin                    Provision of administration          Hong Kong             1        GOLDMAN SACHS              100.00%
Services(Asia)Limited       services                                                            (CAYMAN) TRUST,

Savu Investments Ltd        Purchase of 100% shares of asset     Cayman Islands        2        GOLDMAN SACHS GROUP,        20.22%
                            holding company Savu Investments                                    INC. (THE
                            Ltd which is holding Hitachi
                            Towers in Singapore.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            50.22%

RESIMARNE SAS               Purchase of Euro Disney resort       France                1        ELQ INVESTORS, LTD         100.00%
                            buildings.

CASE RM, LLC                Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
REMARK FUNDING CO, LLC.     Purchase retail installment          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            contracts (RICs) and Auto Loans
                            from Banks, Thrifts, Credit
                            Unions, Independent Finance
                            Companies and other Specialty
                            Finance Dealer Related Company.
                            Purchase loans and get leverage or
                            securitize after a couple of years
                            (couldP

GS EURO OPP FUND BV         Purchase through its subsidiaries    Netherlands           1        ELQ INVESTORS, LTD          75.00%
                            fixed income securities and
                            portfolio of investments.

EPF FINANCIAL, LLC.         Purchaser of life settled policies.  Delaware              1        EASTPORT CAPITAL           100.00%
                                                                                                CORPORATION

Fast Capital, LLC           Purchaser of Receivables             [-]                   1        GS SPECIALTY LENDING       100.00%
                                                                                                HOLDINGS

SARC SRL                    Purchases non-performing Italian     Italy                 2        ARCHON GROUP ITALIA          2.00%
                            mortgage and consumer loan                                          S.R.L
                            portfolios and then securitizes
                            them.                                                               MTGLQ INVESTORS, L.P.       98.00%
                                                                                                                         ---------
                                                                                                                           100.00%

NIHON ENDEAVOR FUND CO.,    Purchasing Loan (SMBC Rivival Fund)  Japan                 1        GOLDMAN SACHS REALTY        66.67%
LTD                                                                                             JAPAN COR

GK Kogane                   Purchasing loan.Flagged for Restir   Japan                 2        AR Holdings GK               1.00%
                            Deal.
                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS JAPAN         Purchasing Loans                     Japan                 1        GS FINANCIAL SERVICES      100.00%
FINANCE K.                                                                                      L.P.

LEAF GREEN CO, LTD          Purchasing loans (RCC-MTB)           Japan                 2        GOLDMAN SACHS (ASIA)         0.00%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS REALTY             1
                                                                                                JAPAN COR
                                                                                                                         ---------
                                                                                                                           100.00%

LIME GREEN CO., LTD         Purchasing loans (Sanyo Electric     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Credit)・Dissolved as of
                            11/06/2007, liquidation completed
                            as of Nov 7,2007.

GAC PERSONAL CO. LTD        Purchasing loans from RCC (Hyogin    Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            loan)                                                               JAPAN COR

WHITE OCEAN CO, LTD.        Purchasing loans from Resona         Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            (RCC/Resona Securitization Deal)                                    JAPAN COR

SOLAR WIND, LTD             Purchasing loans from SMBC           Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%

BAY WIND REALTY FINANCE     Purchasing loans jointly with        Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
(CAYMA                      NochuPurchasing loans jointly with
                            Nochu

SOUTH WIND REALTY           Purchasing loans secured by Nitto    Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
FINANCE(CAYM                Kogyo 30 golf courses (JV w/Nochu)

CFGI CO., LTD               Purchasing loans to Fukunan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Kaihatsu from DBJ, to succeed the                                   JAPAN COR
                            business of Fukunan
                            KaihatsuDissolved as of 25/072007,
                            liquidation completed as of
                            15/11/2007.

GK Spica                    Purchasing Loans. Flagged for SMBC   Japan                 1        JLQ LLC                    100.00%
                            SPL portfolio acquisition deal
                            (ASSG)

KEYAKIZAKA FINANCE CO.,     Purchasing loans.Equity deals of     Japan                 1        GS FINANCIAL SERVICES      100.00%
LTD.                        PFS team.                                                           L.P.

LINDEN WOOD, LTD            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

BAY WIND II LTD.            Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD IIS LTD         Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

LINDEN WOOD II, LTD.        Purchasing unsecured loans jointly   Cayman Islands        1        MLQ INVESTORS, L.P.        100.00%
                            with Nochu

PH PIER MANAGEMENT LLC      Purchasing, investing in,            Delaware              1        GSJC LAND LLC              100.00%
                            financing, selling, leasing and
                            otherwise dealing with direct and
                            indirect interests in real estate
                            assets (including mortgage loans)
                            and in companies or entities
                            owning, leasing and otherwise
                            operating and maintaining such
                            asset

Restir Investment Co.,Ltd   Real Estate                          Japan                 1        JUPITER INVESTMENT          50.00%
                                                                                                CO,. LTD.

Bay Wind TK                 Real Estate business                 Japan                 3        GOLDMAN SACHS GROUP,         6.52%
                                                                                                INC. (THE

                                                                                                BAY WIND REALTY              5.00%
                                                                                                FINANCE (CAYMA

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            46.52%


FUKUOKA TOSHI KAIHATSU      Real Estate Development Deal.        Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,LTD                                                                                         JAPAN COR

REP KBY REALTY, LLC         Real Estate investment               Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

ARCHON GROUP, L.P.          Real estate property/asset manager   Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE

                                                                                                ARCHON GEN-PAR, INC.         1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AYCO SERVICES INSURANCE     Record insurance revenues            UNITED STATES         1        MERCAY CORPORATION         100.00%
AGENCY                      generated in the state of Mass.

GOLDMAN SACHS ASSET         Registered investment adviser.       Delaware              2        GOLDMAN SACHS GROUP,        99.00%
MANAGEMENT                  holding company for Goldman Sachs                                   INC. (THE
                            Asset amanagement Japan Limited.
                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS FUTURES       Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
(ASIA) L                    a commodities dealer; trades in                                     Kong) Ltd
                            Hong Kong listed futures.Licensed
                            under the HK Securities and
                            Futures Ordinance for the
                            following regulated activities:
                            dealing in futures, advising on
                            futures and asset management.   SFC

GOLDMAN SACHS (ASIA)        Registered under Hong Kong laws as   Hong Kong             1        GS Holdings (Hong          100.00%
SECURITIE                   a securities dealer and investment                                  Kong) Ltd
                            advisor.  Conducts the Hong Kong
                            Stock Exchange listed securities
                            business; Shanghai B shares
                            license broker.Licensed under the
                            HK Securities and Futures
                            Ordinance for the following reg

GSJBWERE FINANCIAL          Regulated by the Australian          Australia             2        GOLDMAN SACHS GROUP,       100.00%
MARKETS PTY                 Securities and Investments                                          INC. (THE
                            Commission and transacts FICC
                            business in Australia and New                                       J. ARON & COMPANY                0
                            Zealand.  Essentially, GAUS                                                                  ---------
                            transacts with ANZ clients and                                                                 100.00%
                            enters into back to back trades
                            with J Aron NY or another GS
                            entity.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GOLDMAN SACHS RISK          Reinsurance broker.                  Delaware              1        GOLDMAN SACHS GROUP,       100.00%
SERVICS LLC                                                                                     INC. (THE

GOLDMAN SACHS (AO) L.L.C.   Rep office in Moscow and has in      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
                            past entered into M&A advisory                                      INC. (THE
                            engagements in Russia; does not
                            engage in securities trading or                                     GOLDMAN SACHS GLOBAL         1.00%
                            brokerage; As of 1/1/02 once again                                  HOLDINGS
                            operating a branch in Russia,                                                                ---------
                            taxable by Russian authorities,                                                                100.00%
                            supplying consultancy servicest

REP FSB Real Estate, L.L.C  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LPII Phase I Realty LLC  REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP PRK REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

REP ALX REALTY, LLC         REPIA entity.                        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GOLDMAN SACHS               Representative office in Sao         BRAZIL                2        GOLDMAN, SACHS & CO.         1.00%
REPRESENTACOES L            Paulo, Brazil
                                                                                                GOLDMAN SACHS GROUP,        99.00%
                                                                                                INC. (THE
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS ARGENTINA     Representitive Office in Buenos      Delaware              2        GOLDMAN SACHS GROUP,        99.00%
L.L.C.                      Aires                                                               INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

REC INVESTMENTS CO., LTD    Resona deal                          Japan                 1        GOLDMAN SACHS REALTY       100.00%
                                                                                                JAPAN COR

REAL ESTATE CREATION FUND   Resona deal.Purchasing Loan          Japan                 1        GOLDMAN SACHS REALTY       100.00%
CO.,                                                                                            JAPAN COR

GS TRADING & CLEARING       Sales agent for affiliated           Netherlands           2        J. ARON HOLDINGS, L.P.       0.25%
SERVICES                    companies.  Non-regulated entity
                            established to employ traders in                                    J. ARON & COMPANY           99.75%
                            Rotterdam.                                                                                   ---------
                                                                                                                           100.00%

SPF ONE IL, L.L.C.          Serve as intermediate                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            (intercompany) lender to GS&Co as
                            part of non-recourse financing
                            transaction.  Strategic capital
                            planning entity.

MINATO DEBT COLLECTION KK   Servicer; Japanese Stock             Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Corporation

CDV-1 HOLDING COMPANY, LP   Set up as a partnership to own       Delaware              2        MTGLQ INVESTORS, L.P.       89.80%
                            CDV-1, Ltd.
                                                                                                CDV-1 HOLDING COMPANY        0.20%
                                                                                                GEN-PAR,
                                                                                                                         ---------
                                                                                                                            90.00%

GSFS (CAYMAN) 2002-A        Set up as part of a Structured       Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
LIMITED                     Investing Group transaction.  The                                   L.P.
                            entity will be capitalised by GS
                            Financial Services LP.  It's
                            purpose will purely be to sell a
                            third party a put option over the
                            third parties' minority interest
                            in a GS controlled Unit Trust.  It
                            is effectively a guarantee.

GS FUNDING MANAGEMENT       Set up as part of a structured       Cayman Islands        1        SHIRE UK LIMITED           100.00%
LIMITED                     transaction containing Interest
                            rate Swaps,Asset swaps and
                            treasuries.

Forres Investments Ltd      Set up as part of rthe structured    Cayman Islands        1        FORRES LLC                 100.00%
                            investing trade that will enter
                            into swaps and purchase treasuries.

GSFS INVESTMENTS II CORP    Set up as part of the SBD            Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Principal Investing Portfolio-to
                            hold airplane leases.

PMF - 1, LTD                Set up for the purpose of            England               1        ELQ INVESTORS, LTD         100.00%
                            acquiring a portfolio of
                            non-performing Portuguese mortgages

GS (Mauritius) NBFC L.L.C   Set up in Mauritius as a Private     Mauritius             1        GS INDIA HOLDINGS L.P.     100.00%
                            Company Limited by shares to hold
                            stake in an Indian Company which
                            will conduct Fixed Income busniess.

GS Management (Ireland)     Set up to oversee a number of GSAM   Ireland               2        GOLDMAN SACHS GROUP,        99.00%
Limited                     managed Trusts                                                      INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL         1.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

KINMIRAI CREATE TK          Set up to purchase Mizuho REO JV     Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            deal.                                                               INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                KINMIRAI CREATE CO.,         5.00%
                                                                                                LTD.
                                                                                                                         ---------
                                                                                                                            49.57%


GS CAPITAL FUNDING UK II    Set-up as part of a Structured       England               1        GS CAPITAL FUNDING,        100.00%
                            Investing Group Transaction.                                        INC.

GSPS STRATEGIES CORP        Setup to trade private equity        Delaware              1        GS FINANCIAL SERVICES      100.00%
                            investments.                                                        L.P.

GK Dotonbori Kaihatsu       Shelf. Purchasing Loans, Holding     Japan                 1        MLQ INVESTORS, L.P.        100.00%
                            Real estates and Securities.

GK Miyuki                   Shelf. Purchasing Loans, Holding     Japan                 1        GOLDMAN SACHS REALTY       100.00%
                            Real estates and                                                    JAPAN COR
                            Securities.・Flagged for
                            Greens deal.

GOLDMAN SACHS (ISRAEL) LLC  Single Member Office in Israel.      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            For Regulatory matters contact                                      INC. (THE
                            Robert Charnley  or Matthias Bock
                            in London.  Israeli investment
                            research entity.

GS GAO HUA SECURITIES CO.   Sino-foreign Joint Venture Company   People's              2        GOLDMAN SACHS (ASIA)        33.00%
LTD                         with Beijing Gao Hua Securities      Republic of                    L.L.C.
                            Company Limited.Business Scope:      China
                            Underwriting of shares (incluidng
                            Renminbi donominated ordinary                                       BEIJING GAO HUA SEC         67.00%
                            shares and foreign investment                                       CL, BJHQ
                            shares) and bonds (including                                                                 ---------
                            government bonds and corporatebon                                                              100.00%

GS RE Holdings Inc.         SPE set up as a Holding entity for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Life Settlement Solutions , Inc.                                    INC. (THE

JLQ LLC                     Special purpose company for          Cayman Islands        1        GS FINANCIAL SERVICES      100.00%
                            purchase of loans.                                                  L.P.

VEICOLO ACQUISIZIONE        Special purpose vehicle for          Italy                 2        MLQ L.L.C                   50.00%
PORTAFOGL                   securitization deal.
                                                                                                MTGLQ INVESTORS, L.P.       50.00%
                                                                                                                         ---------
                                                                                                                           100.00%

CER Investment 1            special purpose vehicle to hold      Cayman Islands        1        CER HOLDINGS LP            100.00%
                            carbon emission reduction units
                            (CERs)

HECHSHIRE LIMITED           Special purpose vehicle.  Entity     England               1        SHIRE UK LIMITED           100.00%
                            established to facilitate
                            structured financing, specifically
                            a loan note issuance by Goldman
                            Sachs International.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
MERCER INVESTMENTS V        SPV for ASSG.  Equity investments    Malaysia              1        GS Holdings Mauritius      100.00%
PRIVATE L                   in Beijing Goldman Sachs Consulting                                 Limited
                            Co., Ltd (formerly Shang Er Kang)
                            (PRC On-shore Consulting/Servicing
                            Company).

EXPRESS INVESTMENTS III     SPV for ASSG. Direct investement in  Malaysia              1        GS Holdings Mauritius      100.00%
PRIVAT                      Philipppine based assets                                            Limited
                            (Non-interest accuring).

GSPS Dai Viet Ltd           SPV for GSPS business                Mauritius             1        GSPS Asia Limited          100.00%

GSPS Asia Limited           SPV for GSPS business in Asia        Mauritius             1        GS ASIAN VENTURE           100.00%
                                                                                                (DELAWARE) LL

MERCER INVESTMENTS IV       SPV for REPIA and ASSG.  Equity      Malaysia              2        GOLDMAN SACHS GROUP,        14.78%
PRIVATE                     Investment in PRC Investment SPC.                                   INC. (THE

                                                                                                GS Holdings Mauritius       85.22%
                                                                                                Limited
                                                                                                                         ---------
                                                                                                                           100.00%

MATTERHORN ACQUISITIONS     SPV incorporated for the             England               1        GS EURO OPP FUND BV        100.00%
LTD.                        acquisition of a portfolio of NPLs
                            from Delmora Bank in Germany

Kypris Acquisitions  Ltd.   SPV purchaser for portfolio of NPLs  England               1        GS EURO OPP FUND II LP     100.00%
                            from HVB named Project Aphrodite

KRETA ACQUISTIONS LTD.      SPV to purchase Project Kreta NPL    England               1        GS EURO OPP FUND II LP     100.00%
                            Portfolio

CONRAD P4 LTD.              SPV to purchase the CP4 Porfolio of  England               1        ELQ INVESTORS, LTD         100.00%
                            NPLs from HVB (via HANSEN & SCHUCHT
                            DEBITORENMANAGEMENT GMBH)

GS Killinghme Caymn Inv     Structured investing entity          Cayman Islands        1        GS KILLINGHOLME            100.00%
II Ltd                                                                                          CAYMAN INVESME

GS INVSTMT                  Sub-advisor to Liberty Harbor        Singapore             1        GOLDMAN SACHS FX           100.00%
STRATEGIES(SINGAPOR                                                                             (SINGAPORE) P

GS European Inv Group III   Subdiairy of GS European             England               1        GS European Opp Fund       100.00%
Ltd                         Opportunities Fund III LP to trade                                  III Ltd
                            in loan and bond positions

GS European Opp Fund III    Subsidiary of ELQ and Holdco for     United Kingdom        1        ELQ INVESTORS, LTD         100.00%
Ltd                         Opp Fund 3

HWE Holdings LLC            Subsidiary of GS Wind Holdings LLC   Delaware              1        GS WIND HOLDINGS, LLC      100.00%

GS Guernsey Investments     Subsidiary of MTGLQ to hold 75% of   [-]                   1        MTGLQ INVESTORS, L.P.      100.00%
Ltd                         Shilling/Caledonian group via
                            Preference shares

GS SERVICES PRIVATE LTD     Technology and data process entity.  India                 2        GOLDMAN SACHS (ASIA)         1.05%
                                                                                                FINANCE

                                                                                                GOLDMAN SACHS               98.95%
                                                                                                (MAURITIUS) L.L.
                                                                                                                         ---------
                                                                                                                           100.00%

RIVER NORTH TECHNOLOGIES,   Technology hostingTechnology hosting Illinois              1        GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GS ADMINISTRATION SERVC     The Company to act as manager of     Ireland               1        GS Ireland Holdings        100.00%
CO LTD                      Goldman Sachs Global Currency Fund                                  Ltd
                            - Dollar Plus, Goldman Sachs Global
                            Currency Fund - Euro Plus, Goldman
                            Sachs Money Market Funds, Goldman
                            Sachs Global Funds, Goldman Sachs
                            Global Multi Manager Funds, Goldman
                            Sachs Select

GS Asset Management         The company's purpose is to render   BRAZIL                2        GOLDMAN SACHS GLOBAL         0.01%
Brasil Ltd                  asset management services, acting                                   HOLDINGS
                            as a manager of investment funds
                            and securities portfolios.                                          GOLDMAN SACHS ASSET         99.99%
                                                                                                MANAGEMENT
                                                                                                                         ---------
                                                                                                                           100.00%

ALKAS REALTY PRIVATE        The entity is a SPC which will       Singapore             2        GOLDMAN SACHS GROUP,        19.57%
LIMITED                     purchase DBS tower as a rental                                      INC. (THE
                            property in Singapore.
                                                                                                BAEKDU INVESTMENTS          30.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                            49.57%

GS LEASING (KCSR 2005-1)    The entity is an equity holder in a  United States         1        GSFS INVESTMENT I CORP     100.00%
LLC                         leverage lease transaction where
                            the assets are locomotives.

GS China Inv (Mauritius)    The entity is principally holding a  Mauritius             1        GS ASIAN VENTURE           100.00%
Ltd                         China private equity fund                                           (DELAWARE) LL
                            incorporated in Cayman Island.

GS CAPITAL FUNDING          The entity is setup as part of an    Cayman Islands        1        GS CAPITAL FUNDING UK      100.00%
(CAYMAN)                    upcoming Structured Investment                                      II
                            Group (SSG) transaction.

GS CAPITAL FUNDING, INC.    The entity is setup as part of an    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            upcoming Structured Investment                                      L.P.
                            Group (SSG) transaction.

GS CAPITAL FUNDING UK       The entity is setup as part of an    Cayman Islands        1        GOLDMAN SACHS GROUP        100.00%
                            upcoming Structured Investment                                      HOLDINGS (
                            Group (SSG) transaction.

GCN CE HOLDINGS             The entity will own several          Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORTATION                micro-ticket machine leases                                         L.P.
                            throughout the US and Canada.

GS Money Market Fund        The entity will reflect GS           [-]                   1        LIQUIDITY ASSETS           100.00%
                            investment in a consolidated money                                  LIMITED
                            market fund (part of the Futures
                            Services Group Investment of
                            Customer funds trade) AmSSG.

Agalia Capital Ltd.         The entity, incorporated in BVI, is  British               1        GS STRATEGIC                75.00%
                            newly acquired by GSSIA (6153) in    Virgin Islands                 INVESTMENTS (ASIA
                            Dec 07. The entity is 75% owned by
                            GSSIA (6153) upon completion of
                            acquisition.  The entity's
                            principal business is investment
                            holding.

GS China Strategic Inv Ltd  The entity, incorporated in          Mauritius             1        JADE DRAGON                100.00%
                            Mauritius. The entity is 100% owned                                 (MAURITIUS) LIMITE
                            by Jade Dragon (Mauritius) Limited
                            (0164). The entity is setup for the
                            purpose of acquiring ASSG
                            investments.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
Agelia Energy Inv Pte Ltd   The entity, incorporated in          Singapore             1        Agalia Capital Ltd.        100.00%
                            Singapore, is newly acquired
                            indirectly by GSSIA (6153) in Dec
                            07. The entity is 100% owned by
                            Agalia Capital Ltd, which is owned
                            75% by GSSIA (6153) upon
                            completion of acquisition.  As a
                            result, GSSIA is effectively
                            holding 75% of Agalia Energy via
                            Agalia Capital.  The entity's
                            principal business is investment
                            holding.

SSIG                        The primary purpose of the entity    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            is the buying and selling of bank                                   INC. (THE
                            debt.  Additionally, there will be
                            some securities trading.

NORTHERN ELECTRIC           The principal activity of the        United Kingdom        1        ELQ INVESTORS, LTD         100.00%
(PEAKING) LT                Company is to hold an investment
                            in Teesside Power Limited, a
                            company established to build and
                            operate a power station on
                            Teesside.

SPEAR, LEEDS & KELLOGG LLC  The surviving entity of the          New York              1        GSTM LLC                   100.00%
                            10/30/2000 merger between SLK
                            Acquisition LLC (Goldman merger
                            vehicle) and SLK LLC.   The
                            Goldman Sachs Group, Inc. is the
                            Managing Member.  SLK Acquisition
                            Holdings, Inc. is the other
                            member.  The surviving entity of
                            the 10/30

RUBY REALTY CO.,LTD.        The TK Operator for entity 0462.     Japan                 1        MLQ INVESTORS, L.P.        100.00%

GS REALTY ASIA PACIFIC      This entity is a corporate entity    Singapore             1        GOLDMAN SACHS FX           100.00%
PTE LTD                     for Archon, and will perform Real                                   (SINGAPORE) P
                            estate asset management in
                            Singapore and non Japan Asia.

BAY WIND II TK              This entity is a SPC which           Japan                 3        GOLDMAN SACHS GROUP,        11.18%
                            purchases golf course operators as                                  INC. (THE
                            a facility similar to Southwind
                            structure.                                                          BAY WIND II LTD.             5.00%

                                                                                                SHIGA (DELAWARE) LLC        35.00%
                                                                                                                         ---------
                                                                                                                            51.18%


GS European Funding II Ltd  This entity is to be involved in a   Cayman Islands        2        GS FUNDING EUROPE           10.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding I                                    GS European Funding I       90.00%
                            Limited.                                                            Ltd
                                                                                                                         ---------
                                                                                                                           100.00%

GS European Funding I Ltd   This entity is to be involved in a   Cayman Islands        1        GS FUNDING EUROPE          100.00%
                            trade undertaken by the structured                                  LIMITED
                            investment group. It will receive
                            funds from GS European Funding
                            Limited.

Shire Assets                This entity was set up as part of    United Kingdom        2        Shire Funding Limited        1.00%
                            a Structured Investing Group
                            transaction                                                         SHIRE UK LIMITED            99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Shire Funding Limited       This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

Shire II Assets             This entity was set up as part of    United Kingdom        1        SHIRE UK LIMITED           100.00%
                            a Structured Investing Group
                            transaction

OOO GOLDMAN SACHS           This entity was set up as part of    Russia                1        GS RBD HOLDINGS,L.P.       100.00%
                            an AMSSG Structured Investing
                            Group transaction

Amagansett Assets           This entity was set up as part of    United Kingdom        1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Amagansett Funding Limited  This entity was set up as part of    United Kingdom        1        GS FUNDING EUROPE          100.00%
                            an AMSSG Structured Investing                                       LIMITED
                            Group transaction

Amagansett II Assets        This entity was set up as part of    United Kingdom        2        Amagansett Funding          99.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                GS FUNDING EUROPE            1.00%
                                                                                                LIMITED
                                                                                                                         ---------
                                                                                                                           100.00%

GS FUNDING EUROPE LIMITED   This entity was set up as part of    England               1        GS FINANCIAL SERVICES      100.00%
                            an AMSSG Structured Investing                                       II
                            Group transaction

Scadbury Assets             This entity was set up as part of    United Kingdom        2        Scadbury Funding             1.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction
                                                                                                SCADBURY UK LIMITED         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

Scadbury Funding Limited    This entity was set up as part of    United Kingdom        1        SCADBURY UK LIMITED        100.00%
                            an AMSSG Structured Investing
                            Group transaction

Scadbury II Assets          This entity was set up as part of    United Kingdom        1        Scadbury Funding           100.00%
                            an AMSSG Structured Investing                                       Limited
                            Group transaction

SCADBURY UK LIMITED         This entity was set up as part of    United Kingdom        1        GOLDMAN SACHS GROUP        100.00%
                            an AMSSG Structured Investing                                       HOLDINGS (
                            Group transaction

CPV GERMANY                 This entity was set up to invest     United States         2        GOLDMAN SACHS GROUP,         0.00%
                            in principal investments.                                           INC. (THE

                                                                                                GOLDMAN, SACHS MGT GP            0
                                                                                                GMBH
                                                                                                                         ---------
                                                                                                                             0.00%

SHIGA (DELAWARE) LLC        This entity, a TK investor, was      Delaware              1        GOLDMAN SACHS (ASIA)       100.00%
                            set up to provide equity financing                                  FIN. HLDG
                            to SPCs which invests in
                            non-performing loans and real
                            estates.

GS Finance Corp.            This finance subsidiary will issue   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            cash settled structured notes.                                      INC. (THE

WWDI Investments Ltd        This involves purchase of 6.5        Mauritius             1        WWD Investment              91.50%
                            Acres of land to develop                                            Holdings Ltd
                            residential property, luxury hotel
                            and service apartments.
                            Development to commence in Jul 08.
                            Seller is ETA- a Dubai based
                            development company.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
WWD Investment Holdings     This involves purchase of 6.5        Mauritius             3        GOLDMAN SACHS GROUP,        18.30%
Ltd                         Acres of land to develop                                            INC. (THE
                            residential property, luxury hotel
                            and service apartments.                                             GOLDMAN SACHS                7.00%
                            Development to commence in Jul 08.                                  INVESTMENTS LTD.
                            Seller is ETA- a Dubai based
                            development company.                                                GS RE Investments           30.00%
                                                                                                Holdings Ltd
                                                                                                                         ---------
                                                                                                                            55.30%


Calais LNG Project          This is a consolidated entity        Delaware              1        GS POWER HOLDINGS LLC      100.00%
                            under 0534 to hold GS Power
                            Holdings' investment in Project
                            Lobster.

GS Strategic Investments    This is a UK incorporated entity     England               1        GSEM (DEL) HOLDINGS,       100.00%
UK                          set up to hold private equity                                       L.P.
                            investments.

COMM. ANN. AND LIFE INS.    This is an insurance company         MA                    1        GOLDMAN SACHS GROUP,       100.00%
CO                          organized under the laws of                                         INC. (THE
                            Massachusetts.  The Company
                            manages blocks of variable
                            annuity, variable universal life
                            and minor blocks of group
                            retirement products.

AMETHYST REALTY CO.,LTD.    TK Operator of Amethsyt Realty TK    Japan                 1        MLQ INVESTORS, L.P.        100.00%

KK Yonago Kaike Onsen       To acquire "Toko yen" traditional    Japan                 1        AR Holdings GK             100.00%
Kaihatsu                    Japan hotel in  kaike spa resort

Shiohama Kaihatsu TK        To acquire 3 retail neighborhood     Japan                 4        GOLDMAN, SACHS & CO.         1.00%
                            shopping centres in Fukushima Pref.
                                                                                                GOLDMAN SACHS GROUP,        20.18%
                                                                                                INC. (THE

                                                                                                GS STRATEGIC                24.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Shiohama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

IMPACT HOLDING TK           To acquire a piece of land with a    Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            building in Chiba and rebuild a                                     INC. (THE
                            new shopping center
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Impact Holding            5.00%
                                                                                                                         ---------
                                                                                                                            49.57%


REP MCR REALTY, LLC         To acquire and hold 2                Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            non-performing real estate secured
                            loans (McCook and Randolph Assets).

REP DER REAL ESTATE LP      To acquire and hold a                Delaware              2        MTGLQ INVESTORS, L.P.       99.90%
                            non-performing real estate secured
                            loan (Deerfield asset).                                             REP DER GEN-PAR, LLC         0.10%
                                                                                                                         ---------
                                                                                                                           100.00%

CDV-2 LTD                   To acquire Czech debt                England               1        ELQ INVESTORS, LTD          90.00%

Kashiwabara Toshi           To acquire Real Estate in Kobe,      Japan                 2        NEPHRITE EQUITY             85.00%
Kaihatsu TK                 Japan                                                               CO.,LTD.

                                                                                                GK Kashiwabara Toshi         5.00%
                                                                                                Kaihatsu
                                                                                                                         ---------
                                                                                                                            90.00%

GS WIND HOLDINGS, LLC       To acquire the wind business of      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            Zilkha Renewable Energy LLC

Musashino Kaihatsu TK       To acquire three suburban            Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            neighborhood shopping centers                                       INC. (THE
                            located in northern part of Japan,
                            such as Koriyama, Sendai and                                        GS STRATEGIC                25.00%
                            Aomori Pref.                                                        INVESTMENTS JAPAN

                                                                                                GK Musashino Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

OPAL RESOURCES LLC          To acquire, own, hold, maintain,     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            renew, drill, develop and operate
                            Oil and Gas Interests and related
                            assets and other properties in the
                            continental United States, and the
                            state and federal waters offshore.

GOLDMAN SACHS JAPAN         To acquire, own, lease, maintain,    Japan                 1        GOLDMAN SACHS (JAPAN)      100.00%
HOLDINGS,                   guard and administer real                                           LTD.
                            properties and facilities for
                            offices, etc. at delegation by
                            Goldman Sachs Japan, Ltd. and its
                            affiliated companies;

GSCP (DEL) INC.             To act as a general partner and      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            regular partner in GSCPTo act as a                                  INC. (THE
                            general partner and regular
                            partner in GSCP

GSSM HOLDING II LLC         To act as a holding company for      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            GSSM Holding II Corp                                                INC. (THE

SPEAR,LEEDS&KELLOGG         To act as a specialist on the New    New York              1        GS EXECUTION AND           100.00%
SPECIALIST                  York Stock Exchange; Broker                                         CLEARING, L.P
                            Dealer; SEC File No. 8-49673

GOLDMAN SACHS INVESTMENT    To act as an investment advisor in   Germany               1        GOLDMAN, SACHS & CO.       100.00%
MGMT                        Germany                                                             OHG

GS MORTGAGE SECURITIES      To act as depositor for commercial   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP. I                     mortgage backed securities deals                                    INC. (THE

GSCP (DEL) LLC.             To act as limited partner for GSCP   Delaware              1        GSCP (DEL) INC.            100.00%

REP SAN GEN PAR, LLC        To act as sole general partner of    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            REP San Real Estate Limited                                         INC. (THE
                            Partnership

GOLDMAN SACHS MORTGAGE      To buy and sell whole loans and      New York              2        GOLDMAN SACHS GROUP,        99.00%
COMPANY                     mortgage servicing for its own                                      INC. (THE
                            account
                                                                                                GOLDMAN SACHS REAL           1.00%
                                                                                                ESTATE FUND
                                                                                                                         ---------
                                                                                                                           100.00%

NORMANDY FUNDING            To capitalize an entity used to      Delaware              1        GS FINANCIAL SERVICES      100.00%
CORPORATION                 raise 750 million of financing.                                     L.P.

HULL TRADING UK LIMITED     To carry on business as a general    England               1        THE HULL GROUP LLC         100.00%
                            commercial company.  Proprietary
                            trading firm.  Re-registered as
                            unlimited on 16 August 2004

THE GOLDMAN SACHS TRUST     To carry on the business of          Federal               1        GOLDMAN SACHS GROUP,       100.00%
COMPAN                      banking limited to the exercise of                                  INC. (THE
                            full fiduciary powers and the
                            support of activities incidental
                            to the exercise of these powers. A
                            creature of banking law --it's a
                            national association

GS(LABUAN) INVESTMENT       To conduct offshore investment       Malaysia              1        GS Holdings (Hong          100.00%
BANK LTD                    banking business. Products and                                      Kong) Ltd
                            services to be offered include: 1)
                            offering of and dealing in a
                            variety of investment products
                            (whether in the form of notes,
                            certificateso or otherwise); 2)
                            offering of and dealing in Islamica

Pinnacle Partners           To consolidate GS Pinnacle           Delaware              1        GOLDMAN SACHS              100.00%
Group, LP                   Partners, LP                                                        INVESTMENTS LTD.

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
THE HULL GROUP LLC          To engage directly or indirectly     Illinois              2        GOLDMAN SACHS GROUP,        12.33%
                            through trading partnerships or                                     INC. (THE
                            other trading arrangements with
                            others in trading & investment                                      GS HULL HOLDING, INC.       87.67%
                            activities.  Managing member for                                                             ---------
                            Hullm Trading Company, L.L.C.To                                                                100.00%
                            tranfer any and all lawful
                            businesses for which limited liabil

GOLDMAN SACHS BANK (USA)    To engage in the business of         Utah                  1        GS BANK USA HOLDINGS       100.00%
INC                         credit and other financial related                                  LLC
                            services, organized under the law
                            of the state of Utah.

VANTAGE MARKETPLACE         to establish a holding company for   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDINGS,                   Vantage Marketplace LLCto                                           INC. (THE
                            establish a holding company for
                            Vantage Marketplace LLC

WILLIAM STREET CREDIT       To extend commitments to borrowers   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORPORAT                    during transition over to William                                   INC. (THE
                            Street Corp.

IMD Non Employee            To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
Funds,L.L.C                 teh GSAM fund Seed Investments                                      INC. (THE

IMD Employee Funds,L.P      To facilitate the consolidation of   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            the GSAM  employee funds.                                           INC. (THE

GS LEASING ENGINES II, LLC  To hold 6 operating leases to        United States         1        GSFS INVESTMENT I CORP     100.00%
                            Mesaba Aviations guaranteed by 6
                            engines.

GS Leasing No. 3 Limited    To hold a 10% stake in GS Leasing    Cayman Islands        1        SCADBURY UK LIMITED        100.00%
                            ( 1344)

HAKATA HOTEL HOLDING TK     To hold a 197-romm city hotel ,      Japan                 3        GOLDMAN SACHS GROUP,        18.96%
                            Hotel Centraza, in Japan.                                           INC. (THE

                                                                                                GS STRATEGIC                29.08%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK HAKATA HOTEL              1.00%
                                                                                                HOLDING
                                                                                                                         ---------
                                                                                                                            49.04%


GS LEASING (N506MC), LLC    To hold an aircraft.                 Delaware              1        GSFS INVESTMENT I CORP     100.00%

TRIUMPH III INVSTMNTS       To hold an array of Dong Ah          Ireland               1        BEST II INVESTMENTS        100.00%
(IRELAND                    Construction Ltd claims with a                                      (DELAWARE) L
                            portion guaranteed by Korea
                            Express Co. and certain direct
                            claim of Korea Express Co.

DISTRESSED OPPORTUNITIES    To hold and invest in securities     Delaware              1        GOLDMAN SACHS GROUP,        90.00%
INTER                       and engage in general commercial                                    INC. (THE
                            activities

SOPAC, LLC                  To hold assets purchased from        Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            Southern Pacific Funding                                            INC. (THE
                            Corporation

EUSTON ENTERPRISES LTD      To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

FAIRWAY ENTERPRISES LTD     To hold ASSG investments in Tung     Hong Kong             1        MLT INVESTMENTS LTD.       100.00%
                            Fung Development Co.

GS Strategic Investments    To hold ASSG positions in Indian     Mauritius             1        PANDA INVESTMENTS LTD.     100.00%
Ltd.                        private equities.

SOUTHERN PACIFIC FUNDING    To hold certain mortgage loans and   California            1        GOLDMAN SACHS GROUP,       100.00%
CORP                        securities purchased out of                                         INC. (THE
                            bankruptcy.  Purchase of S.
                            Pacific Funding Corp. and
                            residuals.

GS SOLAR POWER I, LLC       To hold equity interest in solar     Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            power investment.

GSPS Bermuda Corporation    to hold equity investments for       Bermuda               1        GSPS (DEL) LP              100.00%
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPSto hold equity investments for
                            GSPS

JANY Fundo Creditorios      To hold FIDC (credit receivable)     [-]                   1        J. ARON & COMPANY          100.00%
                            instruments.

GSSM HOLDING UK             To hold firms investments in SMFG    England               1        GOLDMAN SACHS GROUP,       100.00%
                            convertible preferreds.                                             INC. (THE

GSFS Investments III, LLC   to hold five opearting leases for    Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            the SBD Principal Investing desk

GSSLQ, L.L.C.               To hold GS ownership interest in     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            SLQ S de R.L. de C.V., a Mexican
                            limited liability company
                            established to purchase rights in
                            distressed assets.

GRAND STEEL STRATEGIC       To hold investments in Jianlong, a   Cayman Islands        1        GS STRATEGIC               100.00%
INVESTMT                    steel Manufacturer in China                                         INVESTMENTS (ASIA

GOLDMAN SACHS INVESTMENTS   To hold investments on behalf of     Bermuda               1        GOLDMAN SACHS GROUP,       100.00%
LTD.                        yet-to-be formed funds.                                             INC. (THE

GS SPECIALTY LENDING        To hold loans to be financed by      Delaware              1        GOLDMAN SACHS GROUP,       100.00%
HOLDING I                   Norinchukin Bank                                                    INC. (THE

Goldman Sachs LLC           To hold our investment in  ICBC .    Mauritius             1        HULL TRADING ASIA,         100.00%
                                                                                                LTD.

ARES (REAL ESTATE) B.V.     to hold real estate assets from      Netherlands           1        GS FINANCIAL SERVICES       50.00%
                            the loan workouts in Ares Finance                                   L.P.
                            s.r.l.

AMETHYST REALTY TK          To hold real estate in Japan         Japan                 2        NEPHRITE EQUITY             85.00%
                                                                                                CO.,LTD.

                                                                                                AMETHYST REALTY              5.00%
                                                                                                CO.,LTD.
                                                                                                                         ---------
                                                                                                                            90.00%

TG FUND TK                  To hold real estate in Japan.        Japan                 2        AMETHYST REALTY TK          99.00%

                                                                                                TG FUND CO.,LTD              1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

AMC REO LLC                 To hold real estate obligations.     Delaware              1        MTGLQ INVESTORS, L.P.      100.00%

Rothesay Life, L.P.         to hold stock in cayman company      Delaware              2        GOLDMAN SACHS GROUP,        75.00%
                                                                                                INC. (THE

                                                                                                GOLDMAN SACHS GLOBAL        25.00%
                                                                                                HOLDINGS
                                                                                                                         ---------
                                                                                                                           100.00%

GSSM HOLDING II CORP        To hold the Sumitomo preferred       Delaware              1        GSSM HOLDING II LLC        100.00%
                            shares

GSFS Investments IV, LLC    To hold two operating leases on      Delaware              1        GSFS INVESTMENT I CORP     100.00%
                            mining equipment.

GS Loan Partners Holdings   To invest / lend GS Loan Partners    Delaware              1        GOLDMAN SACHS CREDIT       100.00%
LLC                         LLC and pledge equity to funding                                    PARTNERS
                            counterpart

MIL PHASE I DALLAS          To invest 0.2% interest in an        Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
GEN-PAR, LL                 serve as general partner of MIL
                            Phase I Dallas, L.P.

GS COMM MORTGAGE CAPITAL,   To invest in commercial mortgages    Delaware              2        GS COMM MORTGAGE             1.00%
L.P                                                                                             CAPITAL, LLC.

                                                                                                MLQ INVESTORS, L.P.         99.00%
                                                                                                                         ---------
                                                                                                                           100.00%

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
SENNA INVESTMENTS           To invest in KAMCO I loans           Ireland               1        GS FINANCIAL SERVICES      100.00%
(IRELAND) LT                purchased from Restamove Ireland                                    L.P.
                            Limited.  (Loans classified as non
                            accrual but is continuing to pay
                            interest.); to ring-fence
                            litigious ASSG KAMCO loan
                            positions from other firm assets
                            within a tax-efficient legal entity

REP ELD REAL ESTATE, L.P.   To invest in land and land           Delaware              2        GOLDMAN SACHS GROUP,        99.80%
                            development                                                         INC. (THE

                                                                                                REP ELD GEN-PAR,             0.20%
                                                                                                L.L.C.
                                                                                                                         ---------
                                                                                                                           100.00%

REP CHW REALTY, L.L.C       To invest in land and land           Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            development.                                                        INC. (THE

Arisugawa Finance TK        To Invest in Loan and Preferred      Japan                 1        GK Arisugawa Finance        54.55%
                            Shares of AP8, a SPC created by
                            Advantage Partners, a well known
                            MBO fund in Japan

SAKURAZAKA KAIHATSU TK      To invest in the Recruit deal -      Japan                 1        SAKURAZAKA KAIHATSU         50.00%
                            Total return Swap.                                                  CO., LTD.

Dhoni Cayman Holding Ltd    To invest in Urban Infrastructure    Cayman Islands        1        GS ASIAN VENTURE           100.00%
                            Real Estate Fund managed by                                         (DELAWARE) LL
                            Reliance Industrieis in India.

GS MORTGAGE SECURITIES      To issue bonds and/or form trusts    Delaware              1        GOLDMAN SACHS GROUP,       100.00%
CORP.                       to issue bonds collateralized by                                    INC. (THE
                            pools of mortgage related
                            securities.

GOLDMAN SACHS (JERSEY) LTD  To issue warrants                    Isle of Jersey        1        GOLDMAN SACHS              100.00%
                                                                                                INTERNATIONAL

GOLDMAN SACHS GESTION       To manage Spanish SICAVs,            Spain                 1        GOLDMAN SACHS              100.00%
S.G.I.I.                    discretionary portfolios, provide                                   (NETHERLANDS) B.
                            advisory services and distribute
                            funds.

QxX Index Co.               to own and operate the QxX           Delaware              1        GS RE Holdings Inc.        100.00%
                            Longevity/Mortality Index

BIRCHFIELD ESTATES LTD.     To own data site in London           England               1        GOLDMAN SACHS GROUP,       100.00%
                                                                                                INC. (THE

GS LONDON PROPERTY LIMITED  To own property.  To hold property   England               1        GOLDMAN SACHS GROUP,       100.00%
                            owned by Goldman Sachs Property                                     INC. (THE
                            Management.

GOLDMAN SACHS HOLDINGS      To own the GS limited partnership    Netherlands           1        GOLDMAN SACHS GROUP,       100.00%
(NETHE)                     interest in GSMMDP                                                  INC. (THE

PRNP, LLC                   To provide the SSG business          Delaware              1        MTGLQ INVESTORS, L.P.      100.00%
                            opportunity to invest on the
                            island of Puerto RicoTo provide
                            the SSG business opportunity to
                            invest on the island of Puerto Rico

TG Fund II TK               To purchase 28 assets such as an     Japan                 2        AMETHYST REALTY TK          99.00%
                            office, retail and multifamily
                            residential properties located all
                            over Japan from Yusei Fukushi a
                            pension fund manager for Japan
                            Post.
                                                                                                TG Fund II Co.,Ltd           1.00%
                                                                                                                         ---------
                                                                                                                           100.00%

SENRI CHUO TK               To purchase a building named Senri   Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Life Science Center in Japan .                                      INC. (THE

                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                Senri Chuo GK                5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

PRALQ LLC                   To purchase a portfolio of           Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            consumer receivables, primarily
                            auto loans.

GS Loan Partners LLC        to purchase and finance bank loan    Delaware              1        GS Loan Partners           100.00%
                            inventory                                                           Holdings LLC

ARLO LLC                    To purchase and hold                 Delaware              1        SSIG SPF ONE LQ, LLC       100.00%
                            non-performing loans.

PORTFOLIO ACQUISITIONS 1    To purchase and originate real       England               1        ELQ INVESTORS, LTD         100.00%
LTD.                        estate debt

KEISEN KAIHATSU TK          To purchase buildings in Tokyo       Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            from Fujiya, a confectionary Co.                                    INC. (THE
                            in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Keisen Kaihatsu           5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

SCLQ, S.DE R.L. DE C.V.     To purchase distressed assets in     Mexico                1        MTGLQ INVESTORS, L.P.      100.00%
                            Mexico

CMA CO., LTD                To purchase equity of CMA            Japan                 1        LINDEN WOOD IIS TK         100.00%

Luigi TK                    To purchase land and develop         Japan                 3        GOLDMAN SACHS GROUP,        14.19%
                            office building in Shibuya, Tokyo                                   INC. (THE

                                                                                                GS STRATEGIC                16.75%

                                                                                                INVESTMENTS JAPAN
                                                                                                GK Luigi                     5.00%
                                                                                                                         ---------
                                                                                                                            35.94%

EMBARGO LLC                 To purchase portfolios of credit     Delaware              1        MTGLQ INVESTORS, L.P.       80.00%
                            cards receivables.

Zaheer Holdings             To purchase preferred equity for     Mauritius             1        JADE DRAGON                 98.00%
(Mauritius)                 office development carried out by                                   (MAURITIUS) LIMITE
                            Vatika group in Gurgaon, India

PRIME ASSET TK              To purchase real estate and the      Japan                 3        GOLDMAN SACHS GROUP,        19.57%
                            Juraku 8 building in a commercial                                   INC. (THE
                            area in Japan from KK Juraku.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                PRIME ASSET CO. LTD          5.00%
                                                                                                                         ---------
                                                                                                                            49.57%

Takahama Kaihatsu TK        To purchase the building which       Japan                 3        GOLDMAN SACHS GROUP,        20.18%
                            occupied by Tiffany's in Ginza                                      INC. (THE
                            where commercial area in Japan.
                                                                                                GS STRATEGIC                25.00%
                                                                                                INVESTMENTS JAPAN

                                                                                                GK Takahama Kaihatsu         5.00%
                                                                                                                         ---------
                                                                                                                            50.18%

Dotonbori Kaihatsu TK       To purchase Toei Dotonbori (Land     Japan                 3        GOLDMAN SACHS JAPAN          1.00%
                            and movie theatre buidling) in                                      CO., LTD.
                            Osaka, Japan
                                                                                                NEPHRITE EQUITY             89.00%
                                                                                                CO.,LTD.

                                                                                                GK Dotonbori Kaihatsu        5.00%
                                                                                                                         ---------
                                                                                                                            95.00%

CHARLESTON REINSURANCE LLC  To pursue various opportunities in   South Carolina        1        COLUMBIA CAPITAL LIFE      100.00%
                            the reinsurance business.                                           REINSURA

GOLDMAN SACHS INSURANCE     To sell life insurance products      New York              1        GOLDMAN SACHS GROUP,       100.00%
AGENCY                      and receive commissions; broker in                                  INC. (THE
                            the life insurance business

GS GLOBAL FUNDING LLC       To serve as a funding vehicle for    Delaware              1        GS FINANCIAL SERVICES      100.00%
                            Project Sonar.  Holding Company                                     L.P.
                            for GS Global Funding (Cayman)
                            Limited.

REP ELD GEN-PAR, L.L.C.     To serve as General Partner of REP   Delaware              1        GOLDMAN SACHS GROUP,       100.00%
                            ELD Real Estate, L.P.                                               INC. (THE

Archon Japan Branch         To set up Archon Japan ( division    None                  1        GOLDMAN SACHS REALTY       100.00%
                            of GSRJL) with ots own enity code.                                  JAPAN COR
                            Initially set up as Shell Entity 8.

LORRAINE FUNDING LIMITED    To settle a trust used to raise      Cayman Islands        1        GOLDMAN SACHS              100.00%
                            [pound] 750 million of financing.                                   (CAYMAN) HOLDING

William Street LLC          To support growth in the William     Delaware              1        GOLDMAN SACHS BANK         100.00%
                            Street business                                                     (USA) INC

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GS STRUCTURED CREDIT        To take advantage of mis-pricing in  Delaware             1         GOLDMAN, SACHS & CO.       100.00%
OPPS, LLC                   the structured product market.

MIL PHASE I DALLAS, L.P.    to take interests in the place of    Delaware             3         ARCHON GROUP, L.P.           2.00%
                            MSMC as Mezzanine Lender with
                            respect to asset: Millennium Phase                                  MTGLQ INVESTORS, L.P.       97.80%
                            I in Dallas
                                                                                                MIL PHASE I DALLAS           0.20%
                                                                                                GEN-PAR, LL
                                                                                                                         ---------
                                                                                                                           100.00%

HULL GMBH FRANKFURT         To trade in, to broker and to sell   Germany              1         THE HULL GROUP LLC         100.00%
                            listed and non-listed investments,
                            securities, options on the capital
                            and money market and financial
                            futures contracts that are executed
                            directly

GSFS IV, LLC                to warehouse aircrafts               Delaware             1         GOLDMAN SACHS CREDIT       100.00%
                                                                                                PARTNERS

SHINING PARTNERS LTD(TKO)   Tokyo Brach / Nishi-Azabu Annex,     Cayman Islands       1         MLQ INVESTORS, L.P.        100.00%
                            20-16, Nishi-Azabu 3-chome,
                            Minato-ku, Tokyo.

MONT BLANC ACQUISITIONS     Total Return Swap counterparty for   England              1         ELQ INVESTORS, LTD         100.00%
LTD.                        the Mont Blanc NPL Portfolio

BLUE DAISY CO.,LTD.         Total return SWAP w/Nochu            Japan                1         GOLDMAN SACHS REALTY       100.00%
                            re.Recruit shares.                                                  JAPAN COR

SAKURAZAKA KAIHATSU CO.,    Total return swap with Aozora re.    Japan                1         GOLDMAN SACHS REALTY       100.00%
LTD.                        Recruit Shares                                                      JAPAN COR

GOLDMAN SACHS (ASIA)        Trades currency , metals,            Mauritius            1         GS Holdings (Hong          100.00%
FINANCE                     proprietary, unregulated trading                                    Kong) Ltd
                            and fixed income products in the
                            Hong Kong market; exempted under
                            Leveraged Foreign Exchange Trading;
                            declared exempt dealer under Hong
                            Kong laws; ceased to be an exempt
                            dealer from October 2002.

Hilltop Investments         Trading Company for Korean Futures   Cayman Islands       1         GOLDMAN SACHS              100.00%
Limited                                                                                         (CAYMAN) HOLDING

J.ARON (CHINA)COMM TRAD     Trading of base metals               People's             1         J.ARON (CHINA)             100.00%
CO LTD                                                           Republic of                    HOLDINGS L.L.C
                                                                 China

THE EUROPEAN POWER SRC CO   Trading power in the UK/NETA         England              1         THE EUROPEAN POWER         100.00%
(UK)                        Environment.                                                        SRC CO BV

GOLDMAN SACHS TRUST         Trust company, principally for       New York             1         GOLDMAN SACHS GROUP,       100.00%
COMPANY (T                  holding customer securities;                                        INC. (THE
                            limited purpose trust company
                            providing global custody and
                            clearing services;provides
                            securities lending services on an
                            agency basis through its Boston
                            Global Advisors division

GOLDMAN SACHS (CAYMAN)      Trust company; acts as offshore      Cayman Islands       2         GOLDMAN SACHS GLOBAL         1.00%
TRUST,                      trust administrator                                                 HOLDINGS

                                                                                                GOLDMAN SACHS               99.00%
                                                                                                (CAYMAN) HOLDING
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND, LLC    UIG                                  Delaware             2         GOLDMAN SACHS GROUP,        98.00%
                                                                                                INC. (THE

                                                                                                GS NEW MARKETS FUND          2.00%
                                                                                                PRN, INC.
                                                                                                                         ---------
                                                                                                                           100.00%

GS NEW MARKETS FUND PRN,    UIG                                  Delaware             1         GOLDMAN SACHS GROUP,       100.00%
INC.                                                                                            INC. (THE

GOLDMAN SACHS EUROPE - BGA  UK  covered warrants and agency      England              2         GOLDMAN SACHS               99.00%
                            lending                                                             HOLDINGS (U.K.)

                                                                                                GOLDMAN SACHS GROUP          1.00%
                                                                                                HOLDINGS (
                                                                                                                         ---------
                                                                                                                           100.00%

GS Chestnut Ltd             UK Mortgage Business                 United Kingdom       1         GOLDMAN SACHS GROUP        100.00%
                                                                                                HOLDINGS (

GS LEASING INVESTMENTS      Unauthorized unit trust that will    Cayman Islands       3         GOLDMAN SACHS               94.18%
                            act as a limited partner in GS                                      INTERNATIONAL
                            Leasing Limited Partnership. It
                            will invest in the partnership in                                   GSFS (CAYMAN) 2002-A         4.82%
                            return for its share of the leasing                                 LIMITED
                            the leasing income.
                                                                                                GS UNIT TRUST                1.00%
                                                                                                INVESTMENTS LIMI
                                                                                                                         ---------
                                                                                                                           100.00%

GOLDMAN SACHS (MAURITIUS)   Vehicle for investing in India;      Mauritius            1         GS INDIA HOLDINGS L.P.     100.00%
L.L.                        holding company for Goldman Schs
                            (India) Securities Private Limited
                            and Goldman Sachs Services Private
                            Limited. The Company was also the
                            holding company for GS joint
                            venture in Kotak Mahindra Capital
                            Company and Kotak Secur

GS MACRO INVESTMENTS LLC    Vehicle for structured trades.       Delaware             2         GOLDMAN SACHS GROUP,        11.11%
                                                                                                INC. (THE

                                                                                                MTGLQ INVESTORS, L.P.       88.89%
                                                                                                                         ---------
                                                                                                                           100.00%

JADE DRAGON VENTURE INV     Venture capital company for ASSG in  People's             2         GS CHINA VENTURE            60.00%
LIMITE                      the PRC                              Republic of                    I(MAURITIUS)
                                                                 China
                                                                                                GS CHINA VENTURE II         40.00%
                                                                                                (MAURITIUS
                                                                                                                         ---------
                                                                                                                           100.00%

GS STRUCTURED PRODUCTS      Warrant business                     Cayman Islands       1         GOLDMAN SACHS (ASIA)       100.00%
(ASIA) LI                                                                                       FINANCE

FRANKFURTER MOBILIEN, L.C.  was constituted to acquire and own   Isle of Jersey       1         GS FINANCIAL SERVICES      100.00%
                            German share purchases, leases and                                  L.P.
                            loans.

GS Funding Investments      Wholly owned direct subsidiary of    Cayman Islands       1         SHIRE UK LIMITED           100.00%
Limited                     The Goldman Sachs Group, Inc. May
                            enter into certain financing
                            agreements with GS Group and/or its
                            affiliates from time to time and/or
                            may invest in certain Euro
                            government securities in connection
                            with the issuance of ce

GS INDIA VENTURE CAPITAL    Will hold ASSG assets.               Mauritius            1         JADE DRAGON                100.00%
LIMIT                                                                                           (MAURITIUS) LIMITE

WALL STREET ON DEMAND,      WSOD Acquisition Corp. merged into   Delaware             1         GOLDMAN SACHS GROUP,        95.41%
INC.                        Wall Street On Demand, Inc. on                                      INC. (THE
                            4/17/06.

GS BANK ZURICH              Zurich based bank providing          Switzerland          1         GOLDMAN SACHS GROUP,       100.00%
                            financial services to wealthy                                       INC. (THE
                            individual clients, lead-manager of
                            Swiss Franc denominated warrants
                            and providing  clearance for Swiss
                            equity securities;Zurich based bank
                            providing financial services to
                            wealthy individual client

GS&CO ZURICH REPR. OFFICE   Provides sales & mkting for the      [-]                  1         GOLDMAN, SACHS & CO.       100.00%
                            equity mkt

GS KOREAN BRANCH            investment bank                      Asia                 1         GOLDMAN SACHS (ASIA)       100.00%
                                                                                                L.L.C.

GOLDMAN SACHS               Provides IBD,Asset, & PWM services   [-]                  1         GOLDMAN SACHS              100.00%
INTERNATIONAL, DI           out of Dubai                                                        INTERNATIONAL

GOLDMAN SACHS INTL SWEDEN   Stockholm branch is an IBD office    [-]                  1         GOLDMAN SACHS              100.00%
BRAN                                                                                            INTERNATIONAL

                                                                                   NUMBER OF                              PARENT
ENTITY DESCRIPTION          PURPOSE                              DOMICILE           OWNERS      PARENT NAME              OWNERSHIP
--------------------------  -----------------------------------  ----------------  ----------   -----------------------  ---------
GSI, SUCURSAL EN ESPANA     branch of London, does IBD business  United Kingdom       1         GOLDMAN SACHS              100.00%
                            in Spain                                                            INTERNATIONAL

GOLDMAN SACHS INTL          IBD office locacted in Johannesburg  [-]                  1         GOLDMAN SACHS              100.00%
JOHANNESBUR                                                                                     INTERNATIONAL

GS ARGENTINA LLC-BUENOS     rep office that handles investment   Argentina            1         GOLDMAN SACHS              100.00%
AIRES                       banking activities                                                  ARGENTINA L.L.C.

GSISPL- Bangalore Branch    Foreign Merchant Banking             [-]                  1         GS (INDIA) SECURITIES      100.00%
                                                                                                PVT.LTD.

GSI Qatar FC branch         IBD services out of Quatar           [-]                  1         GOLDMAN SACHS              100.00%
                            financial centre                                                    INTERNATIONAL

GOLDMAN SACHS INTL ZURICH   provides sales and mkting services   [-]                  1         GOLDMAN SACHS              100.00%
BRAN                        for equity mkt                                                      INTERNATIONAL

GSI, ZWEIGNIEDERLASSUNG     branch of GSI, only FICC & equity    [-]                  1         GOLDMAN SACHS              100.00%
FRANKF                      sales                                                               INTERNATIONAL

GSI BRANCH ITALY            branch of GS London, investment      [-]                  1         GOLDMAN SACHS              100.00%
                            banking,asset mgmt                                                  INTERNATIONAL

GS Israel LLC-Tel Aviv      Foreign Merchant Banking             Israel               1         GOLDMAN SACHS              100.00%
Branch                                                                                          (ISRAEL) LLC

Dhoni Cayman GP Ltd         hold an investment structure in      Cayman Islands       1         GS ASIAN VENTURE           100.00%
                            emerging Asian mkts                                                 (DELAWARE) LL

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
BJTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     trading plus exchange seat leasing   China                1         BEIJING GAO HUA SEC        100.00%
SHTO                        to mutual funds                                                     CL, BJHQ

BEIJING GAO HUA SEC CL,     Beijing headquarters, proprietary    China                3         BEIJING GAO WANG            33.33%
BJHQ                        trading w/ china exch                                               VENTURE CCL

                                                                                                BEIJING DE SHANG            33.33%
                                                                                                VENTURE CCL

                                                                                                BEIJING HOU FENG            33.33%
                                                                                                VENTURE CCL
                                                                                                                         ---------
                                                                                                                           100.00%

GS (CHINA) SHANGHAI REP.    liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFIC                                                                                           L.L.C.

GS (CHINA) BEIJING REP.     liaison offices for GS affiliates    China                1         GOLDMAN SACHS (CHINA)      100.00%
OFFICE                                                                                          L.L.C.

GS (ASIA) LLC THAILAND      develops banking invest activity &   [-]                  1         GOLDMAN SACHS (ASIA)       100.00%
REP. OF                     relationships in Thai                                               L.L.C.

GOLDMAN SACHS (ASIA) LLC    Taiwan brokerage, agency trading     Delaware             1         GOLDMAN SACHS (ASIA)       100.00%
TAIWA                       GSI                                                                 L.L.C.

GS INVESTMENTS (CAYMAN)     equity investments                   Cayman Islands       1         GSEM (DEL) HOLDINGS,       100.00%
LTD.                                                                                            L.P.

Tung Fung Development Co.   HK partnership, transferred to       Hong Kong            2         EUSTON ENTERPRISES LTD      50.00%
                            another ASSG entity
                                                                                                FAIRWAY ENTERPRISES         50.00%
                                                                                                LTD
                                                                                                                         ---------
                                                                                                                           100.00%

These entities are directly or indirectly controlled by or under common control with the Company.


ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 29, 2008, there were 4,776 Contract Owners of qualified Contracts and 8,357 Contract Owners of non-qualified Contracts.


ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company


          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.


     (b) The principal business address of most the following Directors and Officers is:

          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:

          132 Turnpike Road, Suite 210
          Southborough, MA 01772.


NAME                                POSITION OR OFFICE WITH UNDERWRITER
----                                -----------------------------------
Julie Abraham                       Assistant Secretary
Elizabeth E. Beshel                 Treasurer
Steven M. Bunson                    Assistant Secretary
Richard Cohn                        Assistant General Counsel and Secretary
Kathleen Jack                       Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn                 Assistant Secretary
Robert A. Mass                      Compliance Officer
Albert P. Meo                       Finance and Operations Prinicipal
Beverly O'Toole                     Assistant Secretary
Stephen R. Pierce                   Vice President
Benjamin J. Rader                   Assistant Secretary
Michael A. Reardon*                 President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*                Chief Compliance Officer, Variable Products Distribution


     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2007. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code
     Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a

     Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of
     Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2008.

                 COMMONWEALTH ANNUITY SELECT SEPARATE ACCOUNT OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                        By:/s/ Samuel Ramos
                                           ------------------------------------
                                           Samuel Ramos, Vice President and
                                           Secretary


SIGNATURES                     TITLE                                              DATE
----------                     -----                                              ----
/s/ Michael A. Pirrello        Vice President and Chief Financial Officer         April 7, 2008
----------------------------
Michael A. Pirrello

Allan S. Levine*               Chairman of the Board
----------------------------

Nicholas Helmuth von Moltke*   Director and Senior Vice President
----------------------------

J. William McMahon*            Director
----------------------------
Timothy J. O'Neill*            Director
----------------------------

Donald R. Mullen*              Director
----------------------------

Michael A. Reardon*            Director, President, and Chief Executive Officer
----------------------------


/s/ Samuel Ramos               Vice President and Secretary
----------------------------
Samuel Ramos

Manda J. D'Agata*              Vice President and Treasurer
----------------------------

Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
----------------------------

Laura Bryant*                  Vice President and Chief Operating Officer
----------------------------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


* Jon-Luc Dupuy, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 2, 2008 duly executed by such persons.



/s/ Jon-Luc Dupuy
-----------------------------------
Jon-Luc Dupuy, Attorney-in-Fact
(33-47216) Select Resource

                                  EXHIBIT TABLE

Exhibit 8(f)   Directors' Powers of Attorney

Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Registered Public Accounting Firm